1933 Act Registration No. 333-140485

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

[X] Pre-Effective    [ ] Post-Effective

Amendment No. 1       Amendment No.

EVERGREEN MUNICIPAL TRUST

(Evergreen Municipal Bond Fund)

(Exact Name of Registrant as Specified in Charter)

Area Code and Telephone Number: (617) 210-3200

200 Berkeley Street

Boston, Massachusetts 02116

-----------------------------------

(Address of Principal Executive Offices)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

-----------------------------------------

(Name and Address of Agent for Service)

Copies of All Correspondence to:

Timothy Diggins, Esq.

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110

              It is proposed that this filing become effective on March 9, 2007 pursuant to Rule 488.

              An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

EVERGREEN MUNICIPAL TRUST

PART A

PROSPECTUS/PROXY STATEMENT

DRAFT

EVERGREEN FLORIDA MUNICIPAL BOND FUND

200 Berkeley Street

Boston, MA 02116-5034

March 19, 2007

Dear Shareholder,

As a shareholder of Evergreen Florida Municipal Bond Fund (“Florida Municipal Bond Fund”), you are invited to vote on a proposal to merge Florida Municipal Bond Fund into Evergreen Municipal Bond Fund (“Municipal Bond Fund”), another mutual fund within the Evergreen family of funds (the “Merger”).

Effective January 1, 2007, the Florida state legislature repealed the Florida intangibles tax. As a result, an investment in a Florida municipal bond fund no longer provides any state tax benefit. The Merger is expected to provide Florida Municipal Bond Fund investors a continuing investment in an Evergreen Fund that provides income exempt from federal income tax, other than the alternative minimum tax, through a more diversified portfolio offering the potential for greater economies of scale.  The Board of Trustees of Evergreen Municipal Trust has unanimously approved the Merger and recommends that you vote FOR this proposal.

If approved by shareholders, this is how the Merger will work:

Your Fund will transfer all of its assets and all of its liabilities to Municipal Bond Fund.

Municipal Bond Fund will issue new shares that will be distributed to you in an amount equal to the value of your Florida Municipal Bond Fund shares. You will receive the same class of shares of Municipal Bond Fund that you currently hold of Florida Municipal Bond Fund.  Although the number of shares you hold may change, the total value of your investment will not change as a result of the Merger.

You will not incur any sales charges or similar transaction charges as a result of the Merger.

It is expected that the Merger will be a non-taxable event for shareholders for federal income tax purposes.

                Details about Municipal Bond Fund’s investment goals, portfolio management team, performance, principal risks, fees and expenses, along with additional information about the proposed Merger, are contained in the attached prospectus/proxy statement. Please read it carefully.

A special meeting of Florida Municipal Bond Fund’s shareholders will be held on May 21, 2007.  Although you are welcome to attend the meeting in person, you do not need to do so in order to vote your shares.  If you do not expect to attend the meeting, please complete, date, sign and return the enclosed proxy card in the postage-paid envelope provided.  You may also vote by telephone or Internetby following the voting instructions as outlined at the end of this prospectus/proxy statement.

If Florida Municipal Bond Fund does not receive your vote after several weeks, you may receive a telephone call from The Altman Grouprequesting your vote.  The Altman Grouphas been retained to act as our proxy solicitor and will receive approximately $40,000 as compensation for seeking shareholder votes and answering shareholder questions.  That cost and any other expenses of the Merger will be paid by Evergreen Investment Management Company, LLC, the investment advisor for Florida Municipal Bond Fund and Municipal Bond Fund.  If you have any questions about the Merger or the proxy card, please call The Altman Group at 1.800.821.2712 (toll-free).

Remember, your vote is important to us, no matter how many shares you own.  Please take this opportunity to vote.  Thank you for taking this matter seriously and participating in this important process.

Sincerely,

/s/ Dennis H. Ferro

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Management Company, LLC

EVERGREEN FLORIDA MUNICIPAL BOND FUND

200 Berkeley Street

Boston, Massachusetts 02116-5034

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON MAY 21, 2007

                  A Special Meeting (the “Meeting”) of Shareholders of Evergreen Florida Municipal Bond Fund (“Florida Municipal Bond Fund”), a series of Evergreen Municipal Trust, will be held at the offices of Evergreen Investments, 26th Floor, 200 Berkeley Street, Boston, Massachusetts 02116-5034 on May 21, 2007 at 1:00 p.m., Eastern time, for the following purposes:

To consider and act upon the Agreement and Plan of Reorganization (the “Plan”) dated as of January 24, 2007, providing for the acquisition of all the assets of Florida Municipal Bond Fund by Evergreen Municipal Bond Fund (“Municipal Bond Fund”), a series of Evergreen Municipal Trust, in exchange for shares of Municipal Bond Fund and the assumption by Municipal Bond Fund of all of the liabilities of Florida Municipal Bond Fund.  The Plan also provides for distribution of those shares of Municipal Bond Fund to shareholders of Florida Municipal Bond Fund in liquidation and subsequent termination of Florida Municipal Bond Fund.  A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of Florida Municipal Bond Fund.

To transact any other business which may properly come before the Meeting or any adjournment(s) thereof.

Any adjournment(s) of the Meeting will be held at the above address. On behalf of Florida Municipal Bond Fund, the Board of Trustees of Evergreen Municipal Trust has fixed the close of business on February 28, 2007 as the record date (the “Record Date”).  Only shareholders of record as of the close of business on the Record Date will be entitled to notice of, and to vote at, the Meeting or any adjournment(s) thereof.

            IT IS IMPORTANT THAT PROXY CARDS BE RETURNED PROMPTLY.  SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND IN PERSON ARE URGED TO SIGN WITHOUT DELAY AND RETURN THEIR ENCLOSED PROXY CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE, OR VOTE USING ONE OF THE OTHER METHODS DESCRIBED AT THE END OF THE PROSPECTUS/PROXY STATEMENT SO THAT YOUR SHARES MAY BE REPRESENTED AT THE MEETING.  YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY CARD WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

By order of the Board of Trustees of Evergreen Municipal Trust,

Michael H. Koonce

Secretary

March 19, 2007

PROSPECTUS/PROXY STATEMENT DATED MARCH 19, 2007

INFORMATION RELATING TO THE PROPOSED MERGER

of

EVERGREEN FLORIDA MUNICIPAL BOND FUND

a series of Evergreen Municipal Trust

into

EVERGREEN MUNICIPAL BOND FUND

also a series of Evergreen Municipal Trust

                This prospectus/proxy statement contains information you should know before voting on the proposed merger (the “Merger”) of Evergreen Florida Municipal Bond Fund (“Florida Municipal Bond Fund”) into Evergreen Municipal Bond Fund (“Municipal Bond Fund,” and together with Florida Municipal Bond Fund, the “Funds”), each of which is a registered, open-end management investment company. If approved, the Merger will result in your receiving shares of Municipal Bond Fund in exchange for your shares of Florida Municipal Bond Fund.

Please read this prospectus/proxy statement carefully and retain it for future reference.  The following documents contain additional information concerning each Fund and/or the Merger and have been filed with the Securities and Exchange Commission (“SEC”).

MORE INFORMATION ABOUT THE FUNDS IS AVAILABLE

See:	How to get these documents:

Prospectus for Classes A, B, C and I shares of Municipal Bond Fund, dated October 1, 2006, as amended February 5, 2007 and as supplemented, which accompanies this prospectus/proxy statement.

Prospectus for Classes A, B, C, and I shares of Florida Municipal Bond Fund, dated January 1, 2007, as supplemented.

Statement of additional information for Municipal Bond Fund, dated October 1, 2006, as amended February 5, 2007.

Statement of additional information for Florida Municipal Bond Fund, dated January 1, 2007, as supplemented.

Semi-annual report for Municipal Bond Fund, dated November 30, 2006 (SEC accession no. 0001379491-07-000011).

Annual reports for Florida Municipal Bond Fund, dated August 31, 2006 (SEC accession no. 0000936772-06-000215) and for Municipal Bond Fund, dated May 31, 2006, restated January 25, 2007 (SEC accession no. 0001379491-07-000003).

Statement of additional information, dated March 19, 2007, which relates to this prospectus/proxy statement and the Merger (“Merger SAI”).

All of these documents are available to you free of charge if you:

Call 800.343.2898, or

Write the Funds at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

Shareholders may also obtain many of these documents by accessing the Internet site for the Funds at

www.EvergreenInvestments.com.

Shareholders can also obtain any of these documents from the SEC in the following ways:

View online and download text-only versions of the Funds’ documents from the EDGAR database on the SEC’s Internet site at www.sec.gov.

Review and copy information about the Funds by visiting the Public Reference Room, U.S. Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2521.

Obtain copies, upon payment of a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing the Public Reference Room at the address above.  Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

To ask questions about this prospectus/proxy statement:

Call 1.800.821.2712, or

Write to the Funds at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

Both Funds’ SEC file numbers are 811-08367 and 333-36033.

Information relating to each Fund contained in its prospectus and the Merger SAI is incorporated by reference into this prospectus/proxy statement.  This means that such information is legally considered to be part of this prospectus/proxy statement.

                The SEC has not approved or disapproved these securities or determined if this prospectus/proxy statement is truthful or complete.  Any representation to the contrary is a criminal offense.

THE SHARES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OF A BANK, AND ARE NOT INSURED, ENDORSED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF YOUR ORIGINAL INVESTMENT.

The address of both Funds is 200 Berkeley Street, Boston, Massachusetts 02116-5034 (Telephone: 800.343.2898).

How do the Funds’ sales charges and expenses compare?  Will I be able to buy, sell and exchange shares the same way?.............................................................................................................................................................................. 7

Who will be the Investment Advisor and Portfolio Manager of my Fund after the Merger? What will the advisory fee be after the Merger?................................................................................................................................................... 9

Are there any legal proceedings pending against the Evergreen funds and/or

EXHIBIT A (AGREEMENT AND PLAN OF REORGANIZATION FOR EVERGREEN

FLORIDA MUNICIPAL BOND FUND).......................................................................................................................... A-1

SUMMARY OF THE MERGER

This section summarizes the primary features and consequences of the Merger.  This summary is qualified in its entirety by reference to the information contained elsewhere in this prospectus/proxy statement, the Merger SAI, in each Fund’s prospectus, annual and semi-annual reports, and in each Fund’s statement of additional information, and in the Agreement and Plan of Reorganization (the “Plan”).

  What are the key features of the Merger?

The Plan sets forth the key features of the Merger and generally provides for the following:

the transfer of all of the assets of Florida Municipal Bond Fund to Municipal Bond Fund in exchange for shares of Municipal Bond Fund;

the assumption by Municipal Bond Fund of all of the liabilities of Florida Municipal Bond Fund;

the liquidation of Florida Municipal Bond Fund by distributing the shares of Municipal Bond Fund to Florida Municipal Bond Fund’s shareholders; and

the assumption of the costs of the Merger by Evergreen Investment Management Company, LLC.

                The Merger is scheduled to take place on or about May 25, 2007. For a more complete description of the Merger, see the Plan, attached as Exhibit A to this prospectus/proxy statement.

  After the Merger, what class of shares of Municipal Bond Fund will I own?

If you own this class of shares of Florida Municipal Bond Fund:	You will get this class of shares of Municipal Bond Fund:
Class A	Class A
Class B	Class B
Class C	Class C
Class I	Class I

                The Municipal Bond Fund shares you receive as a result of the Merger will have the same total value as the total value of your Florida Municipal Bond Fund shares as of the close of business on the day immediately prior to the Merger.

  Does the Board of Trustees recommend that I vote in favor of approving the Plan?

Yes. The Board of Trustees (the “Trustees”) of Evergreen Municipal Trust, including all of the Trustees who are not “interested persons” of the Funds (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), has unanimously concluded that the Merger would be in the best interests of Florida Municipal Bond Fund and its shareholders, and that existing shareholders’ interests will not be diluted as a result of the Merger.  The Trustees have also unanimously approved the Plan on behalf of Municipal Bond Fund.

  How do the Funds’ investment goals, principal investment strategies and risks compare?

Both Funds seek current income exempt from federal income taxes, other than the alternative minimum tax.  As discussed above, because the Florida intangibles tax has been repealed, an investment in Florida Municipal Bond Fund no longer provides any Florida state tax benefit.  Florida Municipal Bond Fund concentrates its investments in Florida, whereas Municipal Bond Fund invests more broadly.  A fund that concentrates its investments in a single state or location may be especially vulnerable to any local political and economic developments, natural disasters or other factors affecting the state or location in which it invests. The following sections provide a comparison between the Funds with respect to their investment goals, principal investment strategies and risks as set forth in each Fund’s prospectus and statement of additional information.

	Florida Municipal Bond Fund	Municipal Bond Fund
INVESTMENT GOAL	The Fund seeks current income exempt from federal regular income tax, consistent with preservation of capital.	The Fund seeks current income exempt from federal income taxes, other than the alternative minimum tax, as part of a long-term strategy of achieving tax-advantaged total return.
PRINCIPAL INVESTMENT STRATEGIES

The Fund is non-diversified and normally invests at least 80% of its assets in municipal securities of Florida issuers (or other municipal securities with interest that would have been exempt from the Florida state intangibles tax prior to its repeal), which are exempt from federal income taxes, other than the alternative minimum tax.

The fund normally invests at least 80% of its assets in investment grade bonds.

The Fund may invest up to 20% of its assets in bonds rated below investment grade, but the Fund will not invest in bonds that are deemed to be rated below B.

The Fund may also invest up to 20% of its assets in high-quality short-term obligations, which may include taxable securities.

In purchasing municipal securities, the portfolio manager analyzes how well he believes the securities fit into the Fund’s overall portfolio strategy, credit criteria, and the potential value of the securities relative to the municipal market prices.

The portfolio manager may purchase municipal securities of any maturity or duration, but generally the portfolio’s dollar weighted average maturity ranges from 5 to 20 years.

The Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset or basket of assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. The Fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns.

The Fund is a diversified fund and normally invests at least 80% of its assets in municipal securities, the interest from which is exempt from federal income taxes, other than the alternative minimum tax.

The fund normally invests at least 80% of its assets in investment grade municipal securities.

The Fund may also invest up to 20% of its assets in below investment grade bonds, but the Fund will not invest in bonds rated below B.

The Fund may also invest up to 20% of its assets in high-quality taxable securities, which are rated in the top three bond rated categories, under ordinary conditions and up to 100% of its assets in such securities for temporary defensive purposes.

In purchasing municipal securities, the portfolio manager analyzes credit quality and comparative pricing valuation of the securities as well as the impact of the purchase on the Fund’s yield and dollar-weighted average maturity.

The portfolio manager attempts to maintain a dollar-weighted average maturity of ten to twenty years.

The Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset or basket of assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. The Fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns.

A portion of the securities held by Florida Municipal Bond Fund may be disposed of in connection with the Merger. This could result in additional portfolio transaction costs to both Funds and increased taxable distributions to shareholders of both Funds.

The following table compares the principal risks associated with an investment in the Funds.

Risk	Explanation	Florida Municipal Bond Fund	Municipal Bond Fund
Non-Diversification Risk	An investment in a Fund that concentrates its investments in a single state entails greater risk than an investment in a Fund that invests its assets in numerous states.	Ö
Concentration Risk	An investment in a Fund that is non-diversified entails greater risk than an investment in a diversified fund.	Ö	*
Municipal Securities Risk

There is generally less public information available for municipal securities compared to corporate equities or bonds, and the investment performance of a Fund holding municipal bonds may therefore be more dependent on the analytical abilities of the Fund’s advisor.

		Ö	Ö
Interest Rate Risk

When interest rates go up, the value of debt securities and other income-producing securities (e.g., preferred and common stock) tends to fall. If interest rates go down, interest earned by a Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays.

		Ö	Ö
Credit Risk	The value of your investment may decline if an issuer fails to pay an obligation on a timely basis.	Ö	Ö
Below Investment Grade Bond Risk

Below investment grade bonds (commonly referred to as “high yield” or “junk” bonds) may be more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields.

		Ö	Ö
Derivatives Risk	The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments.	Ö	Ö

* Currently, Florida Municipal Bond Fund is subject to Concentration Risk whereas Municipal Bond Fund is not.   However, Municipal Bond Fund will have a substantial portion of its assets invested in the securities of Florida issuers for a period of time following the Merger.  Therefore, if the Merger occurs, Municipal Bond Fund will be subject to Concentration Risk to the extent it retains a substantial amount of its assets in securities of Florida issuers.

For a description of each Fund’s risks and more detailed comparison of these risks, see the section entitled “Risks” below.

Each Fund has other investment policies, practices and restrictions which, together with their related risks, are also set forth in each Fund’s prospectus and statement of additional information.

  How do the Funds’ performance records compare?

The following tables show how each Fund has performed in the past.  Past performance (before and after taxes) is not an indication of future results.

Year-by-Year Total Return (%)

                The tables below show the percentage gain or loss for Class A shares of Florida Municipal Bond Fund and Class B shares of Municipal Bond Fund in each of the last ten calendar years.  For both Funds, the class shown is the oldest class.  The tables should give you a general idea of the risks of investing in each Fund by showing how each Fund’s return has varied from year-to-year.  This table includes the effects of Fund expenses and reinvestment of all dividends and distributions, but not sales charges.  Returns for each Fund would be lower if sales charges were included.

Florida Municipal Bond Fund (Class A)
	‘97	‘98	‘99	‘00	‘01	‘02	‘03	‘04	‘05	‘06
15%
10%
5%	9.76%	6.14%		8.27%		7.08%
0					4.65%		4.07%	3.16%	2.45%	4.36%
-5%			-3.62%
-10%

Best Quarter:	3rd Quarter 2006 +3.65%
Worst Quarter:	2nd Quarter 1999 -2.20%

Municipal Bond Fund (Class B)

	‘97	‘98	‘99	‘00	‘01	‘02	‘03	‘04	‘05	‘06
15%
10%
5%	8.15%			9.30%		8.44%
0%		4.40%			3.03%		4.28%	4.13%	2.93%	4.20%
-5%
-10%			-6.66%

Best Quarter:	3rd Quarter 2002 +4.41%
Worst Quarter:	2nd Quarter 1999 - 2.92%

                The following tables show each Fund’s average annual total returns by class over the past one-, five-, and ten-year periods and since inception, including applicable sales charges.  The after-tax returns shown for Florida Municipal Bond Fund are for Class A shares and for Municipal Bond Fund are for Class B shares.  After-tax returns for other classes will vary.  This table is intended to provide you with some indication of the risks of investing in each Fund by comparing their performance with that of the Lehman Brothers Municipal Bond Index (LBMBI).  The LBMBI is an unmanaged, broad market performance benchmark for the investment grade tax-exempt bond market.  Performance information for an index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or fees or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return (for the period ended 12/31/2006)

Florida Municipal Bond Fund(1)						Municipal Bond Fund(2)
	Inception Date of Class	1 year	5 year	10 year	Performance Since 5/11/1998		Inception Date of Class	1 year	5 year	10 Year	Performance Since 1/19/1978
Class A	5/11/1988	-0.57%	3.21%	4.06%	5.89%	Class A	1/20/1998	0.00%	4.52%	4.31%	6.12%
Class A	5/11/1988	-0.58%	3.07%	3.77%	N/A	Class B	1/19/1978	-0.80%	4.45%	4.13%	6.05%
(after taxes on distributions)(3)						Class B	1/19/1978	-0.82%	4.44%	4.01%	N/A
Class A	5/11/1988	0.92%	3.19%	3.89%	N/A	(after taxes on distributions)(3)
(after taxes on distributions and sale of Fund shares)(3)						Class B	1/19/1978	0.60%	4.30%	4.02%	N/A
Class B	6/30/1995	-1.39%	3.08%	3.71%	5.62%	(after taxes on distributions and sale of Fund shares)(3)
Class C	1/26/1998	2.61%	3.44%	3.81%	5.76%	Class C	1/26/1998	3.20%	4.78%	4.13%	6.05%
Class I	6/30/1995	4.65%	4.47%	4.75%	6.28%	Class I	4/30/1999	5.24%	5.83%	4.93%	6.34%
LBMBI		4.84%	5.53%	5.76%	6.95%	LBMBI		4.84%	5.53%	5.76%	N/A

(1)  Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower, while returns for Class I would have been higher.

        (2)  Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

        (3)  The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur.  Actual after-tax returns will depend on your individual tax situation and may differ from those shown.  The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

                Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date.

  How do the Funds’ sales charges and expenses compare?  Will I be able to buy, sell and exchange shares the same way?

The sales charges for the corresponding classes of each Fund are the same.  Each Fund offers four classes of shares -- Classes A, B, C and I, which are involved in the Merger. If the Merger is completed, you will receive shares of the same class you currently own.  You will not pay any front-end or deferred sales charges in connection with the Merger.  The procedures for buying, selling and exchanging shares of the Funds are identical.  Class B shares of each Fund will continue to automatically convert to Class A shares after eight years.  For more information, see the sections entitled “Purchase and Redemption Procedures” and “Exchange Privileges.”  For purposes of determining when Class B shares issued in the Merger to shareholders of Florida Municipal Bond Fund will convert to Class A shares, such shares will be deemed to have been purchased as of the date(s) each of the Class B shares of Florida Municipal Bond Fund were originally purchased.

The following tables allow you to compare the sales charges and expenses of the Funds.  The table entitled “Municipal Bond Fund Pro Forma” shows you what the sales charges will be and what the total annual fund operating expenses are estimated to be assuming the Merger takes place.

      Shareholder Fees (fees paid directly from your investment)

Florida Municipal Bond Fund
Shareholder Transaction Expenses	Class A	Class B	Class C	Class I
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	4.75%(1)	None	None	None
Maximum deferred sales charge (as a % of either the redemption amount or initial investment whichever is lower)	None(1)	5.00%	1.00%	None

Municipal Bond Fund
Shareholder Transaction Expenses	Class A	Class B	Class C	Class I
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	4.75%(1)	None	None	None
Maximum deferred sales charge (as a % of either the redemption amount or initial investment whichever is lower)	None(1)	5.00%	1.00%	None

Municipal Bond Fund Pro Forma
Shareholder Transaction Expenses	Class A	Class B	Class C	Class I
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	4.75%(2)	None	None	None
Maximum deferred sales charge (as a % of either the redemption amount or initial investment whichever is lower)	None(2)	5.00%	1.00%	None

(1)   Effective through March 31, 2007: Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a contingent deferred sales charge (“CDSC”) of 1.00% upon redemption within one year. Effective April 1, 2007: Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a CDSC of 1.00% upon redemption within 18 months.

(2)   Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a CDSC of 1.00% upon redemption within 18 months.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Florida Municipal Bond Fund (based on expenses for the fiscal year ended August 31, 2006)
	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses(1)
Class A	0.42%	0.30%	0.20%	0.92%(2)
Class B	0.42%	1.00%	0.20%	1.62%
Class C	0.42%	1.00%	0.20%	1.62%
Class I	0.42%	0.00%	0.20%	0.62%

Municipal Bond Fund (based on expenses for the 12 months ended November 30, 2006)
	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses(1)
Class A	0.34%	0.30%	0.32%	0.96%(3)
Class B	0.34%	1.00%	0.32%	1.66%
Class C	0.34%	1.00%	0.32%	1.66%
Class I	0.34%	0.00%	0.32%	0.66%

Municipal Bond Fund

Pro Forma

(based on what the estimated combined expenses of Municipal Bond Fund would have been for the 12 months ended November 30, 2006 assuming the Merger had occurred at the beginning of that period)(4)

	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses(1)
Class A	0.31%	0.30%	0.31%	0.92%(2)
Class B	0.31%	1.00%	0.31%	1.62%
Class C	0.31%	1.00%	0.31%	1.62%
Class I	0.31%	0.00%	0.31%	0.62%

(1) The Other Expenses in the table above include fees and expenses of 0.01% or less that were incurred indirectly by the Fund as a result of its investment in other investment companies.

(2) The Fund’s investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce the Fund’s expense ratio. The Fund’s investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Total Fund Annual Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements.  Including current voluntary expense reimbursements relating to Class A shares, Total Annual Fund Operating Expenses were 0.87% for Class A.

(3) The Fund’s investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce the Fund’s expense ratio. The Fund’s investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Total Fund Annual Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements.  Including current voluntary expense reimbursements relating to Class A shares, Total Annual Fund Operating Expenses were 0.91% for Class A.

(4) Municipal Bond Fund will be the accounting survivor following the Merger.

The examples below are intended to help you compare the cost of investing in Florida Municipal Bond Fund versus Municipal Bond Fund, both before and after the Merger, and are for illustration only. The examples below show the total fees and expenses you would pay on a $10,000 investment over the identified periods.  The examples assume a 5% average annual return, the imposition of the maximum sales charge (if any) currently applicable to each class of each Fund, any contractual fee waiver or expense reimbursements, the reinvestment of all dividends and distributions and that each Fund’s operating expenses are the same as described in the tables above.  Your actual costs may be higher or lower.

Example of Fund Expenses

Florida Municipal Bond Fund
Assuming Redemption at End of Period					Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class B	Class C
1 year	$564	$665	$265	$63	$165	$165
3 years	$754	$811	$511	$199	$511	$511
5 years	$960	$1,081	$881	$346	$881	$881
10 years	$1,553	$1,735	$1,922	$774	$1,735	$1,922

Municipal Bond Fund
Assuming Redemption at End of Period					Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class B	Class C
1 year	$568	$669	$269	$67	$169	$169
3 years	$766	$823	$523	$211	$523	$523
5 years	$981	$1,102	$902	$368	$902	$902
10 years	$1,597	$1,779	$1,965	$822	$1,779	$1,965

Municipal Bond Fund Pro Forma
Assuming Redemption at End of Period					Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class B	Class C
1 year	$564	$665	$265	$63	$165	$165
3 years	$754	$811	$511	$199	$511	$511
5 years	$960	$1,081	$881	$346	$881	$881
10 years	$1,553	$1,735	$1,922	$774	$1,735	$1,922

  Who will be the Investment Advisor and Portfolio Manager of my Fund after the Merger?  What will the advisory fee be after the Merger?

Management of the Funds

The overall management of each of Florida Municipal Bond Fund and Municipal Bond Fund is supervised by the Board of Trustees of Evergreen Municipal Trust.

Investment Advisor

Evergreen Investment Management Company, LLC (“EIMC”) is the investment advisor to both Florida Municipal Bond Fund and Municipal Bond Fund. The following are some key facts about EIMC:

EIMC is a subsidiary of Wachovia Corporation, the fourth largest bank holding company in the United States based on total assets as of December 31, 2006.

EIMC has been managing mutual funds and private accounts since 1932.

EIMC manages over $104.8 billion in assets of the Evergreen funds as of December 31, 2006.

EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

Portfolio Manager

The day-to-day management of Municipal Bond Fund is handled by:

Mathew M. Kiselak, a Director and Senior Portfolio Manager of the Tax Exempt Fixed Income Unit of EIMC.  He has been with Evergreen or one of its predecessors since 2000 and has over 19 years of investment experience.  Mr. Kiselak has managed the Fund since 2000.

Municipal Bond Fund’s Statement of Additional Information (SAI) contains additional information about the Fund’s portfolio manager, including other accounts he manages, his ownership of Fund shares and elements of his compensation.

Advisory Fees

For its management and supervision of the daily business affairs of Municipal Bond Fund, Municipal Bond Fund pays EIMC a fee at an annual rate equal to 2.0% of the Fund’s gross dividend and interest income, plus the following:

0.31% of the first $500 million of average daily net assets of the Fund; plus 0.16% of the average daily net assets of the Fund over $500 million.

For the fiscal year ended May 31, 2006, the aggregate advisory fee paid to EIMC by Municipal Bond Fund was:

0.34% of the Fund’s average daily net assets.

  Are there any legal proceedings pending against the Evergreen funds and/or EIMC?

                Since September, 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things.  The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms.  EIMC, Evergreen Investment Services, Inc. ("EIS") and Evergreen Service Company, LLC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations.  Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the SEC informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen.  The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that known as Evergreen Small Company Growth Fund) during the period December 2000, through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001, through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices.  In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by the fund on the client’s account.  In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account.  Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business.  Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

                In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits.  EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

                Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

  What will be the primary federal income tax consequences of the Merger?

It is intended that the Merger will be tax-free to shareholders for federal income tax purposes, although this result is not free from doubt. This means that neither shareholders nor the Funds will recognize a gain or loss directly as a result of the Merger. However, because Florida Municipal Bond Fund’s Merger will end the tax year of that Fund, the Merger may accelerate distributions from Florida Municipal Bond Fund to shareholders, which would result in a taxable event for federal income tax purposes to the extent such distributions are not exempt interest dividends.

The cost basis and holding period of shares in Florida Municipal Bond Fund will carry over to the shares in Municipal Bond Fund you receive as a result of the Merger. At any time prior to the consummation of the Merger, a shareholder may redeem shares, likely resulting in recognition of gain or loss to the shareholder for federal income tax purposes if the shareholder holds the shares in a taxable account.

Certain other tax consequences are discussed below under “Federal Income Tax Consequences.”

RISKS

  What are the principal risks of investing in each Fund?

An investment in each Fund is subject to certain risks.  There is no assurance that investment performance of either Fund will be positive or that the Funds will meet their investment goal.  The following tables and discussions highlight the principal risks associated with an investment in each of the Funds.

Florida Municipal Bond Fund	Municipal Bond Fund
The Fundis subject toNon-Diversification Risk.	The Fund is not subject toNon-Diversification Risk.

An investment in a Fund that is non-diversified entails greater risk than an investment in a diversified fund. When a Fund is non-diversified, it may invest a greater percentage of assets in a single issuer or a limited number of issuers than may be invested by a diversified fund. As a result, a Fund may be especially vulnerable to financial, economic, political or other developments affecting an issuer in which it invests. A higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of a Fund’s portfolio than in a fund which invests more broadly.

Florida Municipal Bond Fund	Municipal Bond Fund
The Fundis subject toConcentration Risk.	The Fund is not subject toConcentration Risk.

An investment in a Fund that concentrates its investments in a single state or location entails greater risk than an investment in a fund that invests more broadly. Because of this concentration, a single development may adversely affect substantially all of a Fund's investments. A Fund may be especially vulnerable to any local political and economic developments, natural disasters or other factors affecting the issuers in the state or location in which it invests, which may limit the ability of the municipal security issuers to pay interest and principal on their debt obligations. As a result, the value and liquidity of a Fund's investments may fluctuate more widely than the investments of funds investing more broadly.

Currently, Florida Municipal Bond Fund is subject to Concentration Risk whereas Municipal Bond Fund is not.  However, Municipal Bond Fund will have a substantial portion of its assets invested in the securities of Florida issuers for a period of time following the Merger.  Therefore, if the Merger occurs, Municipal Bond Fund will be subject to Concentration Risk to the extent it retains a substantial amount of its assets in securities of Florida issuers.

Florida Municipal Bond Fund	Municipal Bond Fund
Each Fund is subject toMunicipal Securities Risk.

Municipal bonds are investments of any maturity issued by states, public authorities or political subdivisions to raise money for public purposes. There is generally less public information available for municipal securities compared to corporate equities or bonds, and the investment performance of a Fund holding municipal bonds may therefore be more dependent on the analytical abilities of the Fund’s advisor. Certain municipal securities are general obligations of a state or other government entity supported by its taxing powers. These general obligations are generally payable from the issuer’s general unrestricted revenues, although payment may depend upon government appropriation or aid from other governments. Other municipal securities are special revenue obligations, which are payable from revenue earned by a particular project or other revenue source. Investors can look only to the revenue generated by the project or the operator of the project rather than the credit of the state or local government authority issuing the bonds. Special revenue obligations are typically subject to greater credit risk than general obligations because of the relatively limited source of revenue. A Fund may make significant investments in a single issue or a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a Fund's shares to change more than the value of shares of funds that invest more broadly. The values of municipal bonds may rise or fall in response to a number of factors affecting their issuers, including political or fiscal events, legislative changes, and the enforceability of rights of municipal bond holders. The values of municipal securities can be affected more by supply and demand factors or the creditworthiness of the issuer than market interest rates. In addition, the municipal securities held by the Fund may fail to meet certain legal requirements which allow interest distributed from such securities to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by the Fund may be taxable. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall. Certain municipal securities may be highly illiquid, making them difficult to value or dispose of at favorable prices.

Florida Municipal Bond Fund	Municipal Bond Fund
Each Fund is subject to Interest Rate Risk.

When interest rates go up, the value of debt securities and other income-producing securities (e.g., preferred and common stock) tends to fall. If interest rates go down, interest earned by a Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by a Fund, the more the Fund is subject to interest rate risk. Some debt securities give the issuer the option to call or redeem the security before its maturity date. If an issuer calls or redeems the security during a time of declining interest rates, a Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

Florida Municipal Bond Fund	Municipal Bond Fund
Each Fund is subject to Credit Risk.

The value of a debt security is directly affected by the issuer's ability (and the market’s perception of the issuer’s ability) to repay principal and pay interest over time. If a Fund invests in debt securities, then the value of your investment may decline if an issuer fails to pay an obligation on a timely basis. If the credit quality of a Fund's investments deteriorates or is perceived to deteriorate, the values of those investments could decline and the value of the Fund's shares could decline. A Fund may also be subject to credit risk to the extent it engages in financial transactions with third parties, such as securities lending, repurchase agreements, dollar rolls or derivative transactions, which involve a promise by a third party to honor an obligation to the Fund. These transactions are subject to the risk that a third party may be unwilling or unable to honor its financial obligations to the Fund. Credit risk is generally greater for zero coupon bonds and other investments that are required to make payment only at maturity. Credit risk will be higher if the Fund invests in debt securities with medium and lower rated credit quality ratings.

Florida Municipal Bond Fund	Municipal Bond Fund
Each Fund is subject toBelow Investment Grade Bond Risk.

Below investment grade bonds are commonly referred to as "high yield" or "junk" bonds. These bonds are considered speculative by the major rating agencies and are usually backed by issuers of less proven or questionable financial strength. Such issuers may be more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields. Markets may react severely to unfavorable news about issuers of below investment grade bonds, causing sudden and steep declines in value. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult to buy or sell certain debt instruments or establish their fair value.

Florida Municipal Bond Fund	Municipal Bond Fund
Each Fund is subject toDerivatives Risk.

The Fund may, but will not necessarily, use derivatives, which are financial contracts whose values depend upon, or are derived from, the value of an underlying asset, reference rate or index. Derivatives may relate to stocks, bonds, interest rates, currencies, credit exposure, currency exchange rates, commodities, related indexes or other assets. The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. Derivatives are subject to a number of potential risks.  Derivative products are highly specialized instruments that may require investment techniques and risk analyses different from those associated with stocks and bonds.  The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. (For example, credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.)  The use of derivatives involves the risk that a loss may be sustained as a result of the failure of another party to the contract (typically referred to as a “counterparty”) to make required payments or otherwise to comply with the contract’s terms. Derivative transactions can create investment leverage and may be highly volatile. When a Fund uses a derivative instrument, it could lose more than the principal amount invested. Since their value is calculated and derived from the value of other assets, reference rates or indexes, there is greater risk that derivatives will be improperly valued. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates or indexes they are designed to hedge or to closely track, and the risk that a derivative transaction may not have the effect the Fund’s investment adviser anticipated. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.  A liquid secondary market may not always exist for the Fund’s derivative positions at any time.  If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

  What are some of the other risks associated with each Fund?

Each Fund may, but will not necessarily, temporarily invest up to 100% of its assets in high quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions.  This strategy is inconsistent with the Funds’ principal investment strategies and investment goal, and if employed, could result in lower returns and loss of market opportunity.

                Both Funds generally do not take portfolio turnover into account when making investment decisions.  The Funds can experience a high rate of portfolio turnover (greater than 100%) in any given fiscal year.  When this happens, a Fund can incur greater brokerage and other transaction costs which are borne by the Funds and their shareholders.  This can also result in a Fund realizing greater net short-term capital gains, distributions of which are taxable to shareholders as ordinary income except to shareholders holding Fund shares in retirement plans. Each Fund lists its portfolio turnover in the table in the "Financial Highlights" section of its prospectus.

MERGER INFORMATION

Reasons for the Merger

Effective January 1, 2007, the Florida state legislature repealed the Florida intangibles tax.  As a result, an investment in a Florida municipal bond fund no longer provides any state tax benefit.  Municipal Bond Fund is a fund that invests in a more diversified portfolio than the Florida Municipal Bond Fund and normally invests 80% of its assets in municipal securities, the interest from which is exempt from federal income taxes, other than the alternative minimum tax.  Evergreen recommended the Merger to the Board of Trustees on the basis that the Municipal Bond Fund should offer Florida Municipal Bond Fund investors a continuing investment in an Evergreen Fund that provides income exempt from federal income tax, other than the alternative minimum tax, through a more diversified portfolio offering the potential for greater economies of scale.

At a meeting held on December 7, 2006, a majority of the Trustees of Evergreen Municipal Trust, including all of the Independent Trustees, considered and unanimously approved the Merger; they determined that the Merger was in the best interests of Florida Municipal Bond Fund and its shareholders and that the interests of existing shareholders of Florida Municipal Bond Fund would not be diluted as a result of the transactions contemplated by the Merger.

Before approving the Plan, the Trustees reviewed information about the Funds and the proposed Merger.  These materials set forth a comparison of various factors, such as the relative sizes of the Funds as well as the similarity of the Funds’ investment goals and principal investment strategies, specific portfolio characteristics including the style of municipal bond management and the potential for greater diversification and economies of scale.  The Trustees evaluated the potential economies of scale associated with larger mutual funds and concluded that operational efficiencies may be achieved by combining Florida Municipal Bond Fund with Municipal Bond Fund.  As of October 27, 2006, Municipal Bond Fund’s total net assets were approximately $885.7 million and Florida Municipal Bond Fund’s total net assets were approximately $358 million.  The Trustees noted that, as a result of the Merger, shareholders of Florida Municipal Bond Fund would have the benefit of a larger combined fund and noted that this offered the potential for greater diversification and economies of scale.

Although the Trustees noted that past performance may not be indicative of future performance, the Trustees also considered the relative performance of the Funds and noted that the performance for the past one-, three- and five-year periods ended September 30, 2006 was higher for Municipal Bond Fund than for Florida Municipal Bond Fund.

The Trustees also considered the relative expenses of the Funds.

In addition, the Trustees, including the Independent Trustees, considered among other things:

the terms and conditions of the Merger and concluded that they were fair and reasonable;

that EIMC will bear the expenses incurred by Florida Municipal Bond Fund and Municipal Bond Fund in connection with the Merger and concluded that the Funds would not be negatively impacted by the expenses of the Merger being borne by EIMC;

that the Merger is expected to be tax-free for federal income tax purposes;

the relative tax situations of Florida Municipal Bond Fund and Municipal Bond Fund (including limitations resulting from the Merger on the use of realized losses to offset future gains) and concluded that the likely tax effects of the Merger on Florida Municipal Bond Fund shareholders should not be seen, in light of all the aspects of the proposed Merger, as dilutive of Florida Municipal Bond Fund shareholders’ interests;

that the Merger is expected to provide investors in the Florida Municipal Bond Fund with a more diversified investment that provides income exempt from federal income tax, other than the alternative minimum tax, and the potential for increased scale and concluded that this would be in the best interest of shareholders; and

alternatives available to shareholders of Florida Municipal Bond Fund, including the ability to redeem their shares and concluded that shareholders would have the flexibility to make a decision that was best for them.

During their consideration of the Merger, the Independent Trustees met with counsel to the Independent Trustees regarding the legal issues involved.

Accordingly, for the reasons noted above, together with other factors and information considered relevant, and recognizing that there can be no assurance that any economies of scale or other benefits will be realized, the Trustees concluded that the proposed Merger would be in the best interests of Florida Municipal Bond Fund and its shareholders.

The Trustees of Evergreen Municipal Trust also approved the Merger on behalf of Municipal Bond Fund and its shareholders.

Agreement and Plan of Reorganization

The following summary is qualified in its entirety by reference to the Plan (attached as Exhibit A hereto).

The Plan provides that Municipal Bond Fund will acquire all of the assets of Florida Municipal Bond Fund in exchange for shares of Municipal Bond Fund and the assumption by Municipal Bond Fund of all of the liabilities of Florida Municipal Bond Fund on or about May 25, 2007 or such other date as may be agreed upon by the parties (the “Closing Date”).  Prior to the Closing Date, Florida Municipal Bond Fund will endeavor to discharge all of its known liabilities and obligations that are due and payable as of the Closing Date.

The number of full and fractional shares of each class of Municipal Bond Fund to be received by the shareholders of each class of Florida Municipal Bond Fund will be determined by multiplying the number of full and fractional shares outstanding of each class of Florida Municipal Bond Fund by the ratio computed by dividing the net asset value per share of the respective class of shares of Florida Municipal Bond Fund by the net asset value per share of the respective class of shares of Municipal Bond Fund.  Such computations will take place as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on the business day immediately prior to the Closing Date (the “Valuation Date”). The net asset value per share of each class will be determined separately by dividing assets, less liabilities, by the total number of outstanding shares attributable to the respective class.

State Street Bank and Trust Company, the custodian for the Funds, will compute the value of each Fund’s respective portfolio of securities.

At or prior to the Closing Date, Florida Municipal Bond Fund will have declared a dividend and distribution which, together with all previous dividends and distributions, shall have the effect of distributing to Florida Municipal Bond Fund’s shareholders (in shares of the Fund, or in cash, as the shareholder has previously elected) substantially all of the Florida Municipal Bond Fund’s net investment company taxable income (computed without regard to any deduction for dividends paid) for all taxable periods ending on or prior to the Closing Date, and any net tax exempt income and all of its net capital gains realized in all taxable periods ending on or prior to the Closing Date (after the reductions for any capital loss carryforward).

As soon after the Closing Date as conveniently practicable, Florida Municipal Bond Fund will liquidate and distribute pro rata to Florida Municipal Bond Fund shareholders of record as of the close of business on the Valuation Date the full and fractional shares of Municipal Bond Fund received by Florida Municipal Bond Fund.  Such liquidation and distribution will be accomplished by establishing accounts in the names of Florida Municipal Bond Fund’s shareholders with Municipal Bond Fund’s records maintained by its transfer agent.  Each account will receive the respective pro rata number of full and fractional shares of Municipal Bond Fund due to such shareholder of Florida Municipal Bond Fund.  All issued and outstanding shares of Florida Municipal Bond Fund, including those represented by certificates, will be canceled.  The shares of Municipal Bond Fund to be issued will have no preemptive or conversion rights.  After these distributions and the winding up of its affairs, Florida Municipal Bond Fund will be terminated as a series of Evergreen Municipal Trust.

The consummation of the Merger is subject to the conditions set forth in the Plan, including approval by Florida Municipal Bond Fund’s shareholders, accuracy of various representations and warranties and receipt of opinions of counsel, including opinions with respect to those matters referred to in “Federal Income Tax Consequences” below.  Notwithstanding the approval by Florida Municipal Bond Fund’s shareholders, the Plan may be terminated (a) by the mutual agreement of Florida Municipal Bond Fund and Municipal Bond Fund; or (b) at or prior to the Closing Date by either party (i) because of a breach by the other party of any representation, warranty, or agreement contained therein to be performed at or prior to the Closing Date if not cured within 30 days, or (ii) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

Whether or not the Merger is consummated, EIMC will pay all expenses incurred by Florida Municipal Bond Fund and Municipal Bond Fund in connection with the Merger (including the cost of any proxy solicitor).  No portion of the expenses incurred in connection with the Merger, except portfolio transaction costs incurred in purchasing or disposing of securities, will be borne directly or indirectly by Florida Municipal Bond Fund, Municipal Bond Fund or their respective shareholders.

If Florida Municipal Bond Fund’s shareholders do not approve the Merger, the Trustees may consider other possible courses of action in the best interests of Florida Municipal Bond Fund and its shareholders.

Federal Income Tax Consequences

The Merger is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).  As a condition to the closing of the Merger, Florida Municipal Bond Fund and Municipal Bond Fund will receive an opinion from Ropes & Gray LLP to the effect that, although not free from doubt, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes:

  (1)          The transfer of all of the assets of Florida Municipal Bond Fund solely in exchange for shares of Municipal Bond Fund and the assumption by Municipal Bond Fund of all of the liabilities of Florida Municipal Bond Fund followed by the distribution of Municipal Bond Fund’s shares to the shareholders of Florida Municipal Bond Fund in liquidation of Florida Municipal Bond Fund will constitute a “reorganization” within the meaning of section 368(a) of the Code, and Municipal Bond Fund and Florida Municipal Bond Fund will each be a “party to a reorganization” within the meaning of section 368(b) of the Code;

(2)           No gain or loss will be recognized by Municipal Bond Fund upon the receipt of the assets of Florida Municipal Bond Fund solely in exchange for the shares of Municipal Bond Fund and the assumption by Municipal Bond Fund of all of the liabilities of Florida Municipal Bond Fund;

(3)           No gain or loss will be recognized by Florida Municipal Bond Fund on the transfer of its assets to Municipal Bond Fund in exchange for Municipal Bond Fund’s shares and the assumption by Municipal Bond Fund of all of the liabilities of Florida Municipal Bond Fund or upon the distribution (whether actual or constructive) of Municipal Bond Fund’s shares to Florida Municipal Bond Fund’s shareholders in exchange for their shares of Florida Municipal Bond Fund;

(4)           No gain or loss will be recognized by Florida Municipal Bond Fund’s shareholders upon the exchange of their shares of Florida Municipal Bond Fund for shares of Municipal Bond Fund in liquidation of Florida Municipal Bond Fund;

(5)           The aggregate tax basis of the shares of Municipal Bond Fund received by each shareholder of Florida Municipal Bond Fund pursuant to the Merger will be the same as the aggregate tax basis of the shares of Florida Municipal Bond Fund held by such shareholder immediately prior to the Merger, and the holding period of the shares of Municipal Bond Fund received by each shareholder of Florida Municipal Bond Fund will include the period during which the shares of Florida Municipal Bond Fund exchanged therefor were held by such shareholder (provided that the shares of Florida Municipal Bond Fund were held as a capital asset on the date of the Merger); and

(6)           The tax basis of the assets of Florida Municipal Bond Fund acquired by Municipal Bond Fund will be the same as the tax basis of such assets to Florida Municipal Bond Fund immediately prior to the Merger, and the holding period of such assets in the hands of Municipal Bond Fund will include the period during which the assets were held by Florida Municipal Bond Fund.

                Ropes & Gray LLP will express no view with respect to the effect of the Merger on any transferred asset as to which any unrealized gain or loss is required to be recognized at the end of a taxable year (or on the termination or transfer thereof) under federal income tax principles.

                The opinion will be based on certain factual certifications made by officers of Florida Municipal Bond Fund and Municipal Bond Fund and will also be based on customary assumptions. The opinion will note and distinguish certain published precedent; it is possible that the IRS could disagree with Ropes & Gray LLP’s opinion.

Opinions of counsel are not binding upon the Internal Revenue Service or the courts.  If the Merger is consummated but does not qualify as a tax-free reorganization under the Code, a shareholder of Florida Municipal Bond Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Florida Municipal Bond Fund shares and the fair market value of Municipal Bond Fund shares he or she received.  Shareholders of Florida Municipal Bond Fund should consult their tax advisors regarding the effect, if any, of the proposed Merger in light of their individual circumstances.  Since the foregoing discussion relates only to the federal income tax consequences of the Merger, shareholders of Florida Municipal Bond Fund should also consult their tax advisors as to the state and local tax consequences, if any, of the Merger.

                A portion of the portfolio assets of Florida Municipal Bond Fund may be sold in connection with the Merger.  The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and Florida Municipal Bond Fund’s basis in such assets.  Any net capital gains recognized in these sales will be distributed to Florida Municipal Bond Fund’s shareholders as capital gains dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to year of sale, and such distributions will be taxable to shareholders.  As of January 19, 2007, Florida Municipal Bond Fund’s unrealized appreciation equaled approximately 3% of its net assets, or $0.27 per share.  To the extent Florida Municipal Bond Fund realizes these gains, the gains will be distributed to Florida Municipal Bond Fund shareholders prior to the Merger.

In addition, since the shareholders of Florida Municipal Bond Fund will receive shares of Municipal Bond Fund, they will be allocated a proportionate share of any “built-in” (unrealized) gains in Municipal Bond Fund’s assets, as well as any taxable gains realized by Municipal Bond Fund but not distributed to its shareholders prior to the Merger, when such gains are eventually distributed by Municipal Bond Fund.  As of January 19, 2007, Municipal Bond Fund’s built-in gains equaled approximately 3.2% of its net assets, or $0.24 per share.

                Prior to the closing of the Merger, Florida Municipal Bond Fund will, and Municipal Bond Fund may, declare a distribution to shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net capital gains, including those realized on disposition of portfolio securities in connection with the Merger (after reduction by any available capital loss carryforwards), if any, through the closing of the Merger. Such distributions will be taxable to shareholders to the extent such distributions are not exempt interest dividends.

Municipal Bond Fund's ability to carry forward the pre-Merger losses of the Florida Municipal Bond Fund to offset post-Merger gains of the combined fund is expected to be limited as a result of the Merger due to the application of loss limitation rules under federal tax law.  In addition, for five years beginning after the Closing Date, Municipal Bond Fund will not be allowed to offset gains built in to either Fund at the time of the Merger against capital losses (including capital loss carry forwards) built in to the other Fund.  The effect of these limitations, however, will depend on the amount of losses in each Fund at the time of the Mergers.  As a result, under certain circumstances, the Florida Municipal Bond Fund shareholders could receive taxable distributions earlier than they would have had the Merger not occurred.

                As of September 30, 2006, Florida Municipal Bond Fund and Municipal Bond Fund had capital loss carryforwards of approximately $21.7 million (6% of the Fund’s net assets) and $13.2 million (1.5% of the Fund’s net assets), respectively.  If the Merger had occurred on September 30, 2006, the combined fund would have had gross losses equal to approximately 2.8% of its net assets.  Based on this estimated information as of September 30, 2006, the capital loss carryforwards of Florida Municipal Bond Fund will be subject to annual limitations as a result of the Merger.  For Municipal Bond Fund’s taxable year that includes the date of the Merger, utilization of Florida Municipal Bond Fund’s capital loss carryforward would be limited to the lesser of (i) Municipal Bond Fund’s net capital gain for the year prorated for the amount of days in the taxable year following the Merger or (ii) approximately $310,567.  For subsequent years, the limitation would be $16.2 million per year.  The Florida Municipal Bond Fund capital loss carryforward will fully expire by May 31, 2010 at which time it will no longer be available to offset future gains.

                The forgoing limitations must be applied independently, and the lowest of the calculated limitations will apply in any year.

Pro Forma Capitalization

The following table sets forth the capitalizations of each of Florida Municipal Bond Fund and Municipal Bond Fund as of November 30, 2006 and the capitalization of Municipal Bond Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value.  The pro forma data reflects an exchange ratio of approximately 1.24, 1.24, 1.24 and 1.24 for Class A, Class B, Class C and Class I shares, respectively, of Municipal Bond Fund issued for each Class A, Class B, Class C, and Class I share, respectively, of Florida Municipal Bond Fund.

Capitalization of Florida Municipal Bond Fund, Municipal Bond Fund and Municipal Bond Fund

(Pro Forma) as of November 30, 2006

	Florida Municipal Bond Fund	Municipal Bond Fund	Pro Forma Adjustments	Municipal Bond Fund (Pro Forma)
Net Assets
Class A	$86,517,596	$641,114,644		$727,632,240
Class B	$12,871,201	$14,768,499		$27,639,700
Class C	$7,951,178	$37,148,476		$45,099,654
Class I	$243,756,925	$200,799,938		$444,556,863
Total Net Assets	$351,096,900	$893,831,557		$1,244,928,457
Net Asset Value Per Share
Class A	$9.43	$7.60		$7.60
Class B	$9.43	$7.60		$7.60
Class C	$9.43	$7.60		$7.60
Class I	$9.43	$7.60		$7.60
Shares Outstanding
Class A	9,175,195	84,366,102	2,210,304	95,751,601
Class B	1,365,010	1,943,416	328,694	3,637,120
Class C	843,229	4,888,487	203,050	5,934,766
Class I	25,850,582	26,423,829	6,227,405	58,501,816
Total Shares Outstanding	37,234,016	117,621,834	8,969,453	163,825,303

The table set forth above assumes the Merger was consummated on November 30, 2006 and is for informational purposes only.  No assurance can be given as to how many shares of Municipal Bond Fund will be received by the shareholders of Florida Municipal Bond Fund on the date the Merger takes place, and the foregoing should not be relied upon to reflect the number of shares of Municipal Bond Fund that actually will be received on or after such date.  The actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the Valuation Date.

Distribution of Shares

EIS acts as principal underwriter of the shares of Florida Municipal Bond Fund and Municipal Bond Fund.  EIS distributes each Fund’s shares directly or through broker-dealers, banks (including Wachovia Bank, N.A.), or other financial intermediaries.  Florida Municipal Bond Fund offers four classes of shares and Municipal Bond Fund offers five classes of shares.  Only Class A, Class B, Class C and Class I of each Fund are involved in the Merger. Municipal Bond Fund also offers Class R shares which are not involved in the Merger. Each class has a separate distribution arrangement and bears its own distribution expenses. (See “Distribution-Related and Shareholder Servicing-Related Expenses” below).

In the proposed Merger, Florida Municipal Bond Fund shareholders will receive shares of Municipal Bond Fund having the same class designation and the same arrangements with respect to the imposition of Rule 12b-1 distribution and service fees as the shares they currently hold.  Because the Merger will be effected at net asset value without the imposition of a sales charge, Florida Municipal Bond Fund shareholders will receive Municipal Bond Fund shares without paying any front-end sales charge or CDSC as a result of the Merger.  Municipal Bond Fund Class B and Class C shares received by Florida Municipal Bond Fund shareholders as a result of the Merger will continue to be subject to a CDSC upon subsequent redemption, but the CDSC will be based on the date of the original purchase of Florida Municipal Bond Fund shares and will be subject to the CDSC schedule applicable to Florida Municipal Bond Fund shares on the date of the original purchase of such shares.

The following is a summary description of the charges and fees applicable to the Class A, Class B, Class C and Class I shares of Municipal Bond Fund.  More detailed descriptions of the distribution arrangements applicable to the classes of shares are contained in each Fund’s prospectus and statement of additional information.

Class A Shares.  Class A shares may pay a front-end initial sales charge of up to 4.75% of the offering price and, as indicated below, are subject to distribution-related fees.  For a description of the front-end sales charge applicable to the purchase of Class A shares see “How to Choose the Share Class that Best Suits You” in the prospectus of Municipal Bond Fund.  No front-end sales charge will be imposed on Class A shares of Municipal Bond Fund received by Florida Municipal Bond Fund shareholders as a result of the Merger.

Class B Shares.  Class B shares are sold without a front-end sales charge but are subject to a CDSC, which ranges from 5.00% to 1.00% if shares are redeemed within six years.  In addition, Class B shares are subject to distribution-related fees and shareholder servicing-related fees as described below.  Class B shares automatically convert to Class A shares after eight years.  For purposes of determining when Class B shares issued in the Merger to shareholders of Florida Municipal Bond Fund will convert to Class A shares, such shares will be deemed to have been purchased as of the date(s) each of the Class B shares of Florida Municipal Bond Fund were originally purchased.

Class B shares are subject to higher distribution-related fees than the corresponding Class A shares on which a front-end sales charge is imposed (until they convert to Class A shares).  The higher distribution-related fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares of the Fund.

Class C Shares.  Class C shares are sold without a front-end sales charge and are subject to distribution-related and shareholder servicing-related fees.  Class C shares are subject to a 1.00% CDSC if such shares are redeemed within one year.  Class C shares issued to shareholders of Florida Municipal Bond Fund in connection with the Merger will continue to be subject to the CDSC schedule in place at the time of their original purchase.  Class C shares incur higher distribution-related fees than Class A shares, but unlike Class B shares, do not convert to any other class of shares.

Class I Shares.  Class I shares are sold at net asset value without any front-end sales charges or CDSC and are not subject to distribution-related fees.  Class I shares are only available to certain classes of investors as is more fully described in the prospectus for the Fund.

Additional information regarding the classes of shares of each Fund is included in each Fund’s prospectus and statement of additional information.

Distribution-Related and Shareholder Servicing-Related Expenses.  Each Fund has adopted a Rule 12b-1 plan with respect to its Class A shares under which the class may pay for distribution-related expenses at an annual rate which may not exceed 0.75% of the average daily net assets attributable to the class.  Payments with respect to Class A shares are currently limited to 0.30% of the average daily net assets attributable to the class. This amount may be increased to the full plan rate for each Fund by the Trustees without shareholder approval.

                Each Fund has also adopted a Rule 12b-1 plan with respect to its Class B and Class C shares under which each class may pay for distribution-related expenses at an annual rate which may not exceed 1.00% of the average daily net assets attributable to the class.  Of the total 1.00% Rule 12b-1 fees, up to 0.25% may be for payment with respect to “shareholder services.”  Consistent with the requirements of Rule 12b-1 and the applicable rules of NASD Regulation, following the Merger, Municipal Bond Fund may make distribution-related and shareholder servicing-related payments with respect to Florida Municipal Bond Fund shares sold prior to the Merger.

No Rule 12b-1plan has been adopted for the Class I shares of either Fund.

                Additional information regarding the Rule 12b-1 plans adopted by each Fund is included in its prospectus and statement of additional information.

Calculating the Share Price

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated by adding up the Fund’s total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. A Fund’s NAV is calculated as of 4:00 p.m. Eastern time on each day the New York Stock Exchange is open. The Evergreen Funds reserve the right to adjust the time that a Fund calculates its NAV to coincide with an earlier closing of the market or due to other unusual circumstances. If a Fund offers multiple classes of shares, the NAV of each class of shares is calculated separately.

Shares become entitled to income distributions declared generally on the first business day following receipt by the Fund’s transfer agent of payment for the shares.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

A Fund’s investments are typically valued using current market quotations when these quotations are readily available and considered reliable by Evergreen. For example, market quotations may not be considered reliable if the market for a particular security is highly illiquid or the security has not been traded recently. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost, which approximates market value. Portfolio debt securities acquired with more than 60 days to maturity are normally fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. All other investments are valued at their fair value determined according to policies established and reviewed periodically by the Fund’s Board of Trustees. The Board of Trustees will continue to monitor and evaluate the Fund’s fair value method.

Pricing a security at a fair value involves relying on a good faith value judgment made by individuals rather than on price quotations obtained in the marketplace. Although intended to reflect the actual value at which securities could be sold in the market, the fair value of one or more of the securities in the portfolio, which is used to determine the Fund’s NAV, could be different from the actual value at which those securities could be sold in the market. Therefore, if a shareholder purchases or redeems shares in a Fund that holds securities priced at a fair value, this may have the unintended effect of increasing or decreasing the number of shares received in a purchase or the value of the proceeds received upon a redemption.

Small Account Fee

                The Funds reserve the right to assess a $15 annual low balance fee on each Fund account with a value of less than $1,000.  The Funds will not assess this fee on: (i) accounts established under a Systematic Investment Plan (SIP), including IRAs, that have a value of less than $1,000 if the account is less than one year old, (ii) accounts established in connection with the conversion of Class B shares to Class A shares, (iii) employer sponsored retirement and/or qualified plans or (iv) other accounts as may be determined from time to time by the Funds.  The Funds will notify a shareholder prior to assessing this fee, so that the shareholder can increase his account balance above the minimum, consolidate his accounts, or liquidate his account.

Purchase and Redemption Procedures

                Information concerning applicable sales charges and distribution-related and shareholder servicing-related fees is provided above.

The minimum initial purchase requirement for Class A, Class B and Class C shares of each Fund is $1,000 while the minimum initial purchase requirement for Class I shares is $1,000,000.  There is no minimum for subsequent purchases of shares of either Fund.  For more information, see “How to Buy Shares – Minimum Investments” in each Fund’s prospectus.  Each Fund provides for telephone, mail or wire redemption of shares at net asset value, less any CDSC, as next determined after receipt of a redemption request on each day the NYSE is open for trading.  Each Fund reserves the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash.

Each Fund may involuntarily redeem shareholders’ accounts that have less than the minimum initial investment requirement of invested funds.  All funds invested in each Fund are invested in full and fractional shares.  The Funds reserve the right to reject any purchase order.   Additional information concerning purchases and redemptions of shares, including how each Fund’s net asset value is determined, and the tax consequences of investing in the Funds is contained in each Fund's prospectus and statement of additional information.

Short-Term Trading Policy

Excessive short-term trading in a Fund’s shares by investors can be detrimental to the interests of long-term shareholders. Excessive short-term trading may disrupt portfolio management of the Fund, harm Fund performance, create transaction and other administrative costs that are borne by all shareholders and, ultimately, result in a dilution of, or otherwise negatively impact on, the value of the Fund’s shares held by long-term shareholders.

Through April 1, 2007, the Evergreen funds’ Short-Term Trading Policy will be as follows:

To limit the negative effects of short-term trading on the Fund, the Evergreen funds have adopted certain restrictions on trading by investors. Investors are limited to three “round trip” exchanges per calendar quarter and five “round trip” exchanges per calendar year. A “round trip” exchange occurs when an investor exchanges from one fund to another fund and back to the original fund. If a Fund discovers that an investor has exceeded these “round-trip” exchange limitations, the Fund will reject the purchase or exchange or terminate the investor’s investment or exchange privileges. In addition, a Fund reserves the right to reject any purchase or exchange, and to terminate an investor’s investment or exchange privileges, if the Fund determines in its sole discretion that trading activity by the investor may be materially detrimental to the interests of long-term shareholders. A Fund may reject purchases or exchanges, or terminate investment or exchange privileges, even if the investor has not exceeded the three-per-quarter/five-per-year limits described above. In considering whether trading activity may be materially detrimental to the interests of long-term shareholders, the Fund considers a number of factors, such as the frequency of trading by the investor, the amount involved in the investor’s trades, and the length of time the investment is held, along with other factors.

The Evergreen funds attempt to enforce the foregoing trading restrictions by monitoring purchases, sales and exchanges on a daily basis. However, there are certain limitations on the Fund’s ability to detect and prevent trading that would violate these restrictions. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have access to such information for investors who trade through financial intermediaries such as broker-dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. In the case of omnibus accounts, the Fund does not have access to information regarding trading activity by individual investors, and therefore is unable to monitor for excessive short-term trading or violations of the Fund’s trading restrictions. A majority of the Fund’s shares may be held in omnibus accounts. For these and other reasons, it is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

Effective April 2, 2007, the Evergreen funds’ Short-Term Trading Policy will be as follows:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of that Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

Money market funds;

Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;

Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans;

Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

Purchases below $5,000 (including purchases that are a part of an exchange transaction).

While the Fund will not monitor trading activity outside the policy above, the Fund reserves the right to reject any purchase or exchange, to terminate an investor’s investment or exchange privileges or to seek additional information, if the Fund determines in its sole discretion that trading activity by the investor may be detrimental to the interests of long-term shareholders. In considering whether trading activity may be detrimental to the interests of long-term shareholders, the Fund considers a number of factors, such as the frequency of trading by the investor, the amount involved in the investor’s trades, and the length of time the investment is held, along with other factors.

There are certain limitations on the Fund’s ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have timely access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediaries are applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

Exchange Privileges

Holders of shares of a class of each Fund may exchange their shares for shares of the same class of any other Evergreen fund.  No sales charge is imposed on an exchange. An exchange which represents an initial investment in another Evergreen fund must amount to at least $1,000 for Classes A, B and C shares and $1,000,000 for Class I shares.  Also, an exchange into a Fund creates a taxable event. Further information regarding the current exchange privileges, the requirements and limitations attendant thereto, and the tax implications are described in each Fund’s prospectus and statement of additional information.

Dividend Policy

Both Funds distribute their investment company taxable income monthly and theirnet realized gains at least annually to shareholders of record on the dividend record date.  Dividends and distributions are reinvested in additional shares of the same class of the respective Fund, or paid in cash, as a shareholder has elected.  See each Fund's prospectus for further information concerning dividends and distributions.

After the Merger, shareholders of Florida Municipal Bond Fund who have elected to have their dividends and/or distributions reinvested will have dividends and/or distributions received from Municipal Bond Fund reinvested in shares of Municipal Bond Fund.  Shareholders of Florida Municipal Bond Fund who have elected to receive dividends and/or distributions in cash will receive dividends and/or distributions from Municipal Bond Fund in cash after the Merger, although they may, after the Merger, elect to have such dividends and/or distributions reinvested in additional shares of Municipal Bond Fund.

Both Municipal Bond Fund and Florida Municipal Bond Fund havequalified and intendto continue to qualify to be treated as regulated investment companies under the Code.  To remain qualified as a regulated investment company, a Fund must distribute at least 90% of its taxable and tax-exempt income.  While so qualified, so long as the Fund distributes all of its net investment company taxable and tax-exempt income and any net realized gains to shareholders, it is expected that the Fund will not be required to pay any federal income taxes on the amounts so distributed.  A 4% nondeductible excise tax will be imposed on amounts not distributed if a Fund does not meet certain distribution requirements by the end of each calendar year.  Each Fund anticipates meeting such distribution requirements.

INFORMATION ON SHAREHOLDERS’ RIGHTS

Form of Organization

Florida Municipal Bond Fund and Municipal Bond Fund are both series of Evergreen Municipal Trust (the "Trust"), which is an open-end management investment company registered with the SEC under the 1940 Act, and which continuously offers shares to the public.  The Trust is organized as a Delaware statutory trust and is governed by its Amended and Restated Agreement and Declaration of Trust (referred to hereinafter as the “Declaration of Trust”), its Amended and Restated By-Laws, and applicable Delaware and federal law.

Capitalization

The beneficial interests in Municipal Bond Fund and Florida Municipal Bond Fund are represented by an unlimited number of transferable shares of beneficial interest, $0.001 par value per share.  Each Fund’s governing documents permit the Trustees to allocate shares into an unlimited number of series, and classes thereof, with rights determined by the Trustees, all without shareholder approval.  Fractional shares may be issued by either Fund.  Each Fund’s shares represent equal proportionate interests in the assets belonging to the Fund.  Except as otherwise required by the 1940 Act or other applicable law, shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees.  Shareholders of each Fund vote separately, by class, as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class and, by Fund, as to matters, such as approval of or amendments to investment advisory agreements or proposed mergers, that affect only their particular Fund.

Shareholder Liability

Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations.  Other than in a limited number of states, no such similar statutory or other authority limiting business trust shareholder liability exists.  As a result, to the extent that the Trust or shareholders of the Trust are subject to the jurisdiction of a court that does not apply Delaware law, shareholders of the Trust may be subject to liability.  To guard against this risk, the Declaration of Trust of the Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust.  Accordingly, the risk of a shareholder of Evergreen Municipal Trust incurring financial loss beyond that shareholder’s investment because of shareholder liability should be limited to circumstances in which: (i) the court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself is unable to meet its obligations.

Shareholder Meetings and Voting Rights

Neither Fund is required to hold annual meetings of shareholders.  A meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holder(s) of at least 10% of the outstanding shares of the Trust.  The Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. The Trust does not currently intend to hold regular shareholder meetings.  Cumulative voting is not permitted.  Except when a larger quorum is required by applicable law, 25% of the outstanding shares of a Fund entitled to vote constitutes a quorum for consideration of a matter.  For each Fund, when a quorum is present a majority (greater than 50%) of the votes cast is sufficient to act on a matter (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

Under the Declaration of Trust of the Trust, each share of Municipal Bond Fund and Florida Municipal Bond Fund, respectively, is entitled to one vote for each dollar and a fractional vote for each fraction of a dollar, of net asset value applicable to such share.

Liquidation

In the event of the liquidation of Municipal Bond Fund or Florida Municipal Bond Fund, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to such Fund or attributable to the class over the liabilities belonging to the Fund or attributable to the class.  In either case, the assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares of the class of the Fund held by them and recorded on the books of the Fund.

Liability and Indemnification of Trustees

Under the Declaration of Trust of the Trust, a Trustee is liable to the Trust and its shareholders only for such Trustee’s own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or the discharge of such Trustee’s functions.  As provided in the Declaration of Trust, each Trustee of the Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee (i) did not act in good faith in the reasonable belief that such Trustee’s action was in or not opposed to the best interests of the Trust; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee’s duties; and (iii) in a criminal proceeding, had reasonable cause to believe that such Trustee’s conduct was unlawful (collectively, “disabling conduct”).  A determination that the Trustee did not engage in disabling conduct and is, therefore, entitled to indemnification may be based upon the outcome of a court action or administrative proceeding or on a reasonable determination based on the facts by (a) a vote of a majority of a quorum of those Trustees who are neither “interested persons” within the meaning of the 1940 Act nor parties to the proceeding or (b) an independent legal counsel in a written opinion.  The Trust may also advance money for such litigation expenses provided that the Trustee undertakes to repay the Trust if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust of the Trust, By-Laws and Delaware law and is not a complete description of those documents or law.  Shareholders should refer to the provisions of such Declaration of Trust, By-Laws and Delaware law directly for more complete information.

VOTING INFORMATION CONCERNING THE MEETING

This prospectus/proxy statement is being sent to shareholders of Florida Municipal Bond Fund in connection with the solicitation of proxies by the Trustees of Evergreen Municipal Trust, to be used at a Special Meeting of Shareholders (the “Meeting”) to be held at 1:00 p.m., Eastern time, May 21, 2007, at the offices of Evergreen Investments, 200 Berkeley Street, 26th Floor, Boston, Massachusetts 02116-5034, and at any adjournments thereof.  This prospectus/proxy statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of Florida Municipal Bond Fund on or about March 19, 2007.  Only shareholders of record as of the close of business on February 28, 2007 (the “Record Date”) will be entitled to notice of, and to vote at, the Meeting or any adjournment(s) thereof. The costs incurred in connection with the solicitation of proxies and the costs of holding the Meeting will be borne by EIMC.

If the enclosed form of proxy card is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy card in accordance with the instructions marked thereon.  Proxy cards that are returned signed but unmarked will be voted FOR approval of the Plan in the discretion of the proxies named therein or with respect to other matters.  Proxy cards that reflect abstentions and “broker non-votes” (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, and will have the effect of a vote against the Plan.  A proxy may be revoked at any time at or before the Meeting by written notice to the Secretary of Evergreen Municipal Trust at the address set forth on the cover of this prospectus/proxy statement or by attendance at the meeting and voting in person. Any shareholder who has returned a properly executed proxy card, including a broker who may hold shares on your behalf, has the right to revoke it at any time prior to its exercise by attending the Meeting and voting his or her shares in person, by submitting a letter of revocation to the Trust prior to the date of the Meeting or by submitting a later dated and properly executed proxy card to the Trust prior to the date of the Meeting.  Subsequent proxies submitted in accordance with the methods prescribed by this prospectus/proxy statement will supersede proxies previously submitted.  Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan.

Approval of the Plan will require the affirmative vote of a majority of the outstanding voting securities of Florida Municipal Bond Fund (as defined in the 1940 Act).  A vote of a majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the shares of Florida Municipal Bond Fund that are present or represented by proxy at the Meeting, if more than 50% of the shares outstanding are present in person or by proxy at the Meeting; or (b) more than 50% of the shares of Florida Municipal Bond Fund outstanding.

In voting on the Plan, all classes of Florida Municipal Bond Fund will vote together as if they were a single class, and each share will be entitled to one vote for each dollar, and a fractional vote for each fraction of a dollar, of net asset value applicable to such share.

                Proxy solicitations will be made primarily by mail, but proxy solicitations may also be made by telephone, through the Internet or personal solicitations conducted by officers and employees of EIMC, its affiliates or other representatives of Florida Municipal Bond Fund (who will not be paid for their soliciting activities). In addition, The Altman Group, the Fund’s proxy solicitor, may make proxy solicitations and will receive compensation for seeking shareholder votes and answering shareholder questions in an amount estimated to be $40,000.  That cost and other expenses of the Meeting and the Merger will be paid by Evergreen Investment Management Company, LLC. If you wish to participate in the Meeting, you may submit the proxy card included with this prospectus/proxy statement by mail, vote by telephone or the Internet, or attend the Meeting in person. (See the back of this prospectus/proxy statement for voting instructions.)

If Florida Municipal Bond Fund shareholders do not vote to approve the Merger, the Trustees may consider other possible courses of action in the best interests of shareholders. In the event a quorum is not present at the Meeting or in the event that a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies.  The persons named as proxies will vote in favor of adjournment those proxies that they are entitled to vote in favor of the proposal.  They will vote against any such adjournment those proxies required to be voted against the proposal.  The Meeting, whether or not a quorum is present, may be adjourned from time to time by the vote of a majority of the shares represented at the Meeting, either in person or by proxy; or in his or her discretion by the chair of the Meeting.   Abstentions and broker non-votes will not be voted on a motion to adjourn.

A shareholder who objects to the proposed Merger will not be entitled under either Delaware law or the Declaration of Trust to demand payment for, or an appraisal of, his or her shares.  However, shareholders should be aware that the Merger as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Merger is consummated, shareholders will be free to redeem the shares of Municipal Bond Fund which they receive in the transaction at their then-current net asset value.  Shares of Florida Municipal Bond Fund may be redeemed at any time prior to the consummation of the Merger.  Shareholders of Florida Municipal Bond Fund may wish to consult their tax advisors as to any differing consequences of redeeming Fund shares prior to the Merger or exchanging such shares in the Merger.

Florida Municipal Bond Fund does not hold annual shareholder meetings.  If the Merger is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of Evergreen Municipal Trust at the address set forth on the cover of this prospectus/proxy statement so that they will be received by the Fund a reasonable period of time prior to the meeting.

The votes of the shareholders of Municipal Bond Fund are not being solicited by this prospectus/proxy statement and are not required to carry out the Merger.

NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES.  Please advise Florida Municipal Bond Fund whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this prospectus/proxy statement needed to supply copies to the beneficial owners of the respective shares.

Shareholder Information

For each class of the Florida Municipal Bond Fund's shares entitled to vote at the meeting, the number of shares outstanding as of the Record Date was as follows:

Class of Shares	Number of Shares Outstanding and Entitled to Vote
Class A
Class B
Class C
Class I
All Classes

[As of the Record Date, the officers and Trustees of Evergreen Municipal Trust beneficially owned as a group less than 1% of each class of the outstanding shares of Florida Municipal Bond Fund.]  To Evergreen Municipal Trust’s knowledge, the following persons owned beneficially or of record 5% or more of the following classes of Florida Municipal Bond Fund’s outstanding shares as of the Record Date:

Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger	Percentage of Shares of Class Upon Consummation of Merger

[As of the Record Date, the officers and Trustees of Evergreen Municipal Trust beneficially owned as a group less than 1% of each class of the outstanding shares of Municipal Bond Fund.]  To Evergreen Municipal Trust’s knowledge, the following persons owned beneficially or of record 5% or more of the following classes of Municipal Bond Fund’s outstanding shares as of the Record Date:

Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger	Percentage of Shares of Class Upon Consummation of Merger

THE TRUSTEES OF EVERGREEN MUNICIPAL TRUST RECOMMEND APPROVAL OF THE PLAN. ANY PROPERLY EXECUTED PROXY CARDS RECEIVED WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN.

FINANCIAL STATEMENTS

The Merger SAI includes the following: (i) the audited financial statements of Florida Municipal Bond Fund and Municipal Bond Fund as of August 31, 2006, and May 31, 2006 (restated January 25, 2007), respectively, including the financial highlights for the periods indicated therein and the reports of KPMG LLP, the Funds’ independent registered public accounting firm, thereon, and (ii) the unaudited financial statements of Florida Municipal Bond Fund and Municipal Bond Fund as of February 28, 2006, and November 30, 2006, respectively, including the  financial highlights for the periods indicated therein.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of Municipal Bond Fund will be passed upon by Richards, Layton & Finger, P.A., Wilmington, Delaware.

ADDITIONAL INFORMATION

Florida Municipal Bond Fund and Municipal Bond Fund are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy material, and charter documents with the SEC.  These items can be inspected and copies obtained at prescribed rates at the Public Reference Facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549, and at the SEC’s Regional Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois 60661-2511 and Woolworth Building, 233 Broadway, New York, New York 10279.

OTHER BUSINESS

The Trustees of Evergreen Municipal Trust do not intend to present any other business at the Meeting.   If, however, any other matters are properly brought before the Meeting or any adjournment(s) thereof, the persons named in the properly executed proxy cards will vote thereon in accordance with their judgment.

March 19, 2007

INSTRUCTIONS FOR EXECUTING PROXY CARD

The following general rules for signing proxy cards may be of assistance to you and may help to avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the Registration on the proxy card.

JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the Registration on the proxy card.

ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of Registration.  For example:

REGISTRATION                                                      VALID SIGNATURE

CORPORATE ACCOUNTS

(1) ABC Corp.                                                                               ABC Corp.

(2) ABC Corp.                                                                               John Doe, Treasurer

(3) ABC Corp.                                                                               John Doe

      c/o John Doe, Treasurer

(4) ABC Corp. Profit Sharing Plan                                             John Doe, Trustee

TRUST ACCOUNTS

(1) ABC Trust                                                                               Jane B. Doe, Trustee

(2) Jane B. Doe, Trustee                                                              Jane B. Doe

      u/t/d 12/28/78

CUSTODIAL OR ESTATE ACCOUNTS

(1) John B. Smith, Cust.                                                               John B. Smith

        f/b/o John B. Smith, Jr. UGMA

(2) John B. Smith                                                                          John B. Smith, Jr., Executor

After completing your proxy card, return it in the enclosed postage-paid envelope.

OTHER WAYS TO VOTE YOUR PROXY

VOTE BY TELEPHONE:

Read the prospectus/proxy statement and have your proxy card at hand.

Call the toll-free number indicated on your proxy card.

Enter the control number found on your proxy card.

Follow the simple recorded instructions.

VOTE BY INTERNET: Read the prospectus/proxy statement and have your proxy card at hand. Go to the website indicated on your proxy card and follow the voting instructions.

The above methods of voting are generally available 24 hours a day.  Do not mail the proxy card if you are voting by telephone or Internet. If you have any questions about the proxy card, please call The Altman Group, our proxy solicitor, at 1.800.821.2712(toll free).

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 24th day of January, 2007, among Evergreen Municipal Trust, a Delaware statutory trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the “Acquiring Fund Trust”), on behalf of its Evergreen Municipal Bond Fund series (the “Acquiring Fund”), and Evergreen Municipal Trust, a Delaware statutory trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the “Selling Fund Trust”), with respect to its Evergreen Florida Municipal Bond Fund series (the “Selling Fund”) and Evergreen Investment Management Company, LLC (“EIMC”), as to Article IX only.

This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization (the “Reorganization”) will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for Class A, Class B, Class C and Class I shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”); (ii) the assumption by the Acquiring Fund of all of the liabilities of the Selling Fund; and (iii) the distribution, on or after the Closing Date (as hereinafter defined), of the Acquiring Fund Shares pro rata to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open‑end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

WHEREAS, the Trustees of the Acquiring Fund Trust have determined that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares and the assumption of the liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund and that the interests of the Acquiring Fund’s existing shareholders will not be diluted as a result of the transactions contemplated herein;

WHEREAS, the Trustees of the Selling Fund Trust have determined that the Selling Fund should exchange all of its assets and liabilities for Acquiring Fund Shares on the terms and conditions herein set forth, that such exchange is in the best interests of the Selling Fund and that the interests of the Selling Fund’s existing shareholders will not be diluted as a result of the transactions contemplated herein;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND LIABILITIES AND LIQUIDATION OF THE SELLING FUND

1.1        THE EXCHANGE.  Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to sell, assign, convey, transfer and deliver all of the Selling Fund’s assets as set forth in paragraph 1.2 to the Acquiring Fund.  The Acquiring Fund agrees in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume all of the liabilities of the Selling Fund, as set forth in paragraph 1.3.  Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

1.2        ASSETS TO BE ACQUIRED.  The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables (whether accrued or contingent), that are owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Selling Fund’s assets as of the date thereof.  The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses.

The Selling Fund will pay or cause to be paid to the Acquiring Fund any interest, cash or such dividends, rights and other payments received by it on or after the Closing Date with respect to the assets to be transferred pursuant to this Agreement and other properties and assets of the Selling Fund, whether accrued or contingent, received by it on or after the Closing Date.  Any such distribution shall be deemed included in the assets transferred to the Acquiring Fund at the Closing Date and shall not be separately valued unless the securities in respect of which such distribution is made shall have gone “ex” such distribution prior to the Valuation Date (as hereinafter defined), in which case any such distribution which remains unpaid at the Closing Date shall be included in the determination of the value of the assets of the Selling Fund acquired by the Acquiring Fund.

1.3        LIABILITIES TO BE ASSUMED.  The Acquiring Fund shall assume all of the liabilities of the Selling Fund, whether absolute or contingent, accrued or unaccrued, known or unknown.  The Selling Fund will endeavor to discharge prior to the Closing Date all of its known liabilities and obligations that are due and payable as of the Closing Date.

1.4        LIQUIDATION AND DISTRIBUTION.  On or as soon after the Closing Date as is conveniently practicable (the “Liquidation Date”), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund’s shareholders of record, determined as of the close of business on the Valuation Date (as hereinafter defined) (the “Selling Fund Shareholders”), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve as set forth in paragraph 1.8 below.  Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders.  All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund.  The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5        OWNERSHIP OF SHARES.  Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Prospectus/Proxy Statement (as defined in paragraph 4.1(o)) which has been distributed to shareholders of the Selling Fund.

1.6        TRANSFER TAXES.  Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7        REPORTING RESPONSIBILITY.  Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

1.8        TERMINATION.  The Selling Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

ARTICLE II

VALUATION

2.1        VALUATION OF ASSETS.  The value of the Selling Fund’s assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in the Acquiring Fund Trust’s Declaration of Trust and the Acquiring Fund’s then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2        VALUATION OF SHARES.  The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Acquiring Fund Trust’s Declaration of Trust and the Acquiring Fund’s then current prospectus and statement of additional information.

2.3        SHARES TO BE ISSUED.  The number of the Acquiring Fund Shares of each class to be issued (including fractional shares, if any) in exchange for the Selling Fund’s assets shall be determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund attributable to such class by the net asset value per share of the respective class of the Acquiring Fund determined in accordance with paragraph 2.2.  Holders of Class A, Class B, Class C, and Class Ishares of the Selling Fund will receive Class A, Class B, Class C, and Class Ishares, respectively, of the Acquiring Fund.

2.4        DETERMINATION OF VALUE.  All computations of value shall be made by State Street Bank and Trust Company in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.  No adjustment shall be made in the net asset value of either the Selling Fund or the Acquiring Fund to take into account differences in realized and unrealized gains and losses.

ARTICLE III

CLOSING AND CLOSING DATE

3.1        CLOSING DATE.  The closing of the Reorganization (the “Closing”) shall take place on or about May 25, 2007 or such other date as the parties may agree to in writing (the “Closing Date”).  All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided.  The Closing shall be held as of 9:00 a.m. Eastern time at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, MA 02116, or at such other time and/or place as the parties may agree.

3.2        EFFECT OF SUSPENSION IN TRADING.  In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.3        TRANSFER AGENT’S CERTIFICATE.  The Selling Fund will cause Evergreen Service Company, LLC, as transfer agent for the Selling Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing.  Evergreen Service Company, LLC, as transfer agent for the Acquiring Fund, shall deliver at the Closing a certificate as to the opening on the Acquiring Fund’s share transfer books of accounts in the names of the Selling Fund Shareholders.  The Acquiring Fund shall issue and deliver or cause Evergreen Service Company, LLC to issue and deliver to the Secretary of the Selling Fund Trust a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund’s account on the books of the Acquiring Fund.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1        REPRESENTATIONS OF THE SELLING FUND.  The Selling Fund represents and warrants to the Acquiring Fund as follows:

(a)        The Selling Fund is a separate investment series of a statutory trust, duly established and validly existing, and in good standing under the laws of the State of Delaware, qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the Selling Fund.  Each of the Selling Fund and Selling Fund Trust has all necessary federal, state and local authorizations to carry on its business as now being conducted and to carry out this Agreement and has the trust power to carry out this Agreement, to own all of its properties and assets, and to carry on its business as presently conducted.

(b)        The Selling Fund is a separate investment series of a Delaware trust that is registered as an investment company classified as a management company of the open‑end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), is in full force and effect.

(c)        The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d)        The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of the Selling Fund Trust’s Declaration of Trust or By‑Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it or its assets are bound.

(e)        The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof ,or reflected in the Statement of Assets and Liabilities as provided in paragraph 7.2.  The Selling Fund is not party to any material contracts outstanding, other than as are disclosed in the Selling Fund’s registration statement on Form N-1A.

(f)        Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which assert liability on the part of the Selling Fund.  Except as disclosed by the Selling Fund to the Acquiring Fund, the Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(g)        The audited financial statements of the Selling Fund at August 31, 2006 have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein, and the statements of operations and changes in net assets included therein fairly reflect the results of its operations and changes in net assets for the periods covered thereby, in conformity with generally accepted accounting principles.    Prior to the Closing Date, the Selling Fund will endeavor to quantify and to reflect on its balance sheet all of its material known liabilities and will advise the Acquiring Fund of all material liabilities, contingent or otherwise, incurred by it subsequent to August 31, 2006, whether or not incurred in the ordinary course of business.

(h)        Since August 31, 2006 there has not been any material adverse change in the Selling Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund.  For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

(i)         At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof.  At the Closing Date, Selling Fund will have adequately provided for any and all tax liabilities on its books.  To the best of the Selling Fund’s knowledge, no such return is currently under audit, no assessment has been asserted with respect to such returns.  Selling Fund has not had any tax deficiency or liability asserted against it or question with respect thereto raised.

(j)         For each fiscal year of its operation and through the Closing Date, the Selling Fund currently meets and has met at all times since its inception or will meet the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

(k)        All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non‑assessable by the Selling Fund.  All of the issued and outstanding shares of beneficial interest of the Selling Fund shall have been offered for sale and sold in conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the Selling Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in conformity with such laws. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3.  The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor any security convertible into any of the Selling Fund shares.

(l)         At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund’s assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions, liens or encumbrances on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

(m)       The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund’s shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(n)        The information furnished by the Selling Fund to the Acquiring Fund for use in no‑action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

(o)        The Selling Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which included the proxy statement of the Selling Fund (the “Prospectus/Proxy Statement”), all of which was included in a Registration Statement on Form N-14 of the Acquiring Trust on behalf of the Acquiring Fund (the “Registration Statement”), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act in connection with the meeting of the shareholders of the Selling Fund to approve this Agreement and the transactions contemplated hereby.  As of the effective date of the Registration Statement, the date of the meeting of the shareholders of the Selling Fund and the Closing Date, the Prospectus/Proxy Statement and the Registration Statement, including the documents contained or incorporated therein by reference, insofar as it relates to the Selling Fund Trust or the Selling Fund, (i) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading and (ii) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or the Prospectus/Proxy Statement made in reliance upon and in conformity with information furnished by the Acquiring Fund to the Selling Fund for use in the Registration Statement or the Prospectus/Proxy Statement.

(p)        No registration under the 1933 Act of any of the securities described in paragraph 1.2 would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the Selling Fund, except as previously disclosed to the Acquiring Fund by the Selling Fund.

(q)        No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Selling Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, and state insurance, securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

(r)        The books and records of the Selling Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Selling Fund.

(s)        At the Closing Date, the Selling Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Selling Fund pursuant to this Agreement, the Acquiring Fund will remain in compliance with such mandatory investment restrictions as are set forth in its registration statement on Form N-1A, as amended through the Closing Date.  Notwithstanding the foregoing, nothing herein will require the Selling Fund to dispose of any assets if, in the reasonable judgment of the Selling Fund, such disposition would adversely affect the tax-free nature of the reorganization or would violate the Selling Fund’s fiduciary duty to its shareholders.

4.2        REPRESENTATIONS OF THE ACQUIRING FUND.  The Acquiring Fund represents and warrants to the Selling Fund as follows:

(a)        The Acquiring Fund is a separate investment series of a statutory trust, duly authorized and validly existing and in good standing under the laws of the State of Delaware, qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the Acquiring Fund.  Each of the Acquiring Fund and Acquiring Fund Trust has all necessary federal, state and local authorizations to carry on its business as now being conducted and to carry out this Agreement and has the trust power to carry out this agreement, to own all of its properties and assets, and to carry on its business as presently conducted.

(b)        The Acquiring Fund is a separate investment series of a Delaware statutory trust that is registered as an investment company classified as a management company of the open‑end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c)        The current prospectus, statement of additional information and registration statement on Form N-1A of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d)        The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Acquiring Fund Trust’s Declaration of Trust or By‑Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(e)        Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which assert liability on the part of the Acquiring Fund.   Except as disclosed by the Acquiring Fund to the Selling Fund, the Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(f)        The audited financial statements of the Acquiring Fund at May 31, 2006 have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein, and that statements of operations and changes in net assets included therein fairly reflect the results of its operations and changes in net assets for the periods covered thereby, in conformity with generally accepted accounting principles.

(g)        Since May 31, 2006 there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

(h)        At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof.  At the Closing Date, Acquiring Fund will have adequately provided for any and all tax liabilities on its books.  To the best of the Acquiring Fund’s knowledge, no such return is currently under audit, no assessment has been asserted with respect to such returns.  Acquiring Fund has not had any tax deficiency or liability asserted against it or question with respect thereto raised.

(i)         For each fiscal year of its operation and through the Closing Date, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

(j)         All issued and outstanding Acquiring Fund Shares have been or will be offered for sale and sold in conformity with all applicable federal and state securities laws (including any applicable exemptions thereform), and are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non‑assessable.  The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

(k)        The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(l)         The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly, legally,  and validly issued shares of the Acquiring Fund, and will be fully paid and non‑assessable and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof, and will be in compliance with all applicable federal and state securities laws.

(m)       The information furnished by the Acquiring Fund to the Selling Fund for use in no‑action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

(n)        As of the effective date of the Registration Statement, the date of the meeting of the shareholders of the Selling Fund and the Closing Date, the Prospectus/Proxy Statement and the Registration Statement, insofar as it relates to the Acquiring Fund Trust or the Acquiring Fund, (i) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading and (ii) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or the Prospectus/Proxy Statement made in reliance upon and in conformity with information furnished by the Selling Fund to the Acquiring Fund for use in the Registration Statement or the Prospectus/Proxy Statement.

The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, and state insurance, securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

5.1        OPERATION IN ORDINARY COURSE.  The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

5.2        INVESTMENT REPRESENTATION.  The Selling Fund represents and warrants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.3        APPROVAL BY SHAREHOLDERS.  The Selling Fund Trust will call a meeting of the shareholders of the Selling Fund to act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.4        ADDITIONAL INFORMATION.  The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of shares of the Selling Fund.

5.5        FURTHER ACTION.  Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

5.6        STATEMENT OF EARNINGS AND PROFITS.  As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by KPMG LLP and certified by the Selling Fund Trust’s President and Treasurer.

5.7        DISSOLUTION.  The Selling Fund agrees that the liquidation and dissolution of the Selling Fund will be effected in the manner provided in the Selling Fund Trust’s Declaration of Trust in accordance with applicable law and that on and after the Closing Date, the Selling Fund shall not conduct any business except in connection with its liquidation and dissolution.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1        All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by a duly authorized officer of the Acquiring Fund Trust, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request, including that the Acquiring Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to each of such dates.

6.2        The Selling Fund shall have received on the Closing Date an opinion from Ropes & Gray LLP, counsel to the Acquiring Fund, or Delaware counsel reasonably acceptable to the officers of the Selling Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

(a)        The Acquiring Fund is a separate investment series of the Acquiring Fund Trust, a Delaware statutory trust, duly formed and validly existing under the laws of the State of Delaware and has the requisite trust power to own all its properties and to carry on its business as presently conducted;

(b)        the Acquiring Fund Shares to be delivered to the Selling Fund as provided for by this Agreement are duly authorized and upon such delivery will be validly issued and will be fully paid and non-assessable by the Acquiring Fund Trust and the Acquiring Fund and no shareholder of the Acquiring Fund has any preemptive right to subscription or purchase in respect thereof;

(c)        this Agreement has been duly authorized, executed and delivered by Acquiring Fund Trust on behalf of the Acquiring Fund and, assuming that the current prospectus of the Acquiring Fund, the Registration Statement and the Prospectus/Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by the Selling Fund Trust on behalf of the Selling Fund, is a valid and binding obligation of the Acquiring Fund Trust and the Acquiring Fund;

(d)        the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the Declaration of Trust or By-Laws, or any provision of any agreement known to such counsel to which the Acquiring Fund Trust or the Acquiring Fund is a party or by which it is bound;

(e)        no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Acquiring Fund Trust on behalf of the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws; and

(f)        the Registration Statement has become effective under the 1933 Act, and to best of the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act.

Such opinion shall contain such assumptions and limitations as shall be in the opinion of Ropes & Gray LLP or such other counsel appropriate to render the opinions expressed therein.

In this paragraph 6.2, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

6.3        That the Acquiring Fund Trust, on behalf of the Acquiring Fund, shall have executed and delivered to the Selling Fund an Assumption of Liabilities dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Selling Fund existing at the Valuation Date in connection with the transactions contemplated by this Agreement, other than liabilities arising pursuant to this Agreement.

6.4        That all actions taken by Acquiring Fund Trust on behalf of the Acquiring Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to the Selling Fund and its counsel.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1        All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by a duly authorized officer of the Selling Fund Trust, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request, including that the Selling Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to each of such dates.

7.2        The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund’s assets and liabilities, with values determined as provided in Article II of this Agreement, together with a list of the Selling Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Selling Fund Trust, together with any such other evidence as to such tax cost as the Acquiring  Fund may reasonably request.

7.3        The Acquiring Fund shall have received on the Closing Date an opinion from Ropes & Gray LLP, counsel to the Acquiring Fund, or Delaware counsel reasonably acceptable to the officers of the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Acquiring Fund, covering the following points:

(a)        The Selling Fund is a separate investment series of the Selling Fund Trust, a Delaware statutory trust, duly formed and validly existing under the laws of the State of Delaware and has the requisite trust power to own all of its properties and to carry on its business as presently conducted.

(b)        This Agreement has been duly authorized, executed and delivered by the Selling Fund Trust on behalf of the Selling Fund and, assuming that the Registration Statement, the Selling Fund’s then current prospectus, and the Prospectus/Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by Selling Fund Trust on behalf of the Selling Fund, is a valid and binding obligation of the Selling Fund Trust on behalf of the Selling Fund;

(c)        The Selling Fund Trust, on behalf of the Selling Fund, has the trust power to sell, assign, convey, transfer and deliver the assets contemplated hereby and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement, including the performance by the Selling Fund Trust on behalf of the Selling Fund of all of its obligations under Article 1 of the Agreement, the Trust on behalf of the Selling Fund will have duly sold, assigned, conveyed, transferred and delivered to the Acquiring Fund Trust on behalf of the Acquiring Fund the assets contemplated by the Agreement to be sold, assigned, conveyed, transferred and delivered;

(d)        The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the Declaration of Trust or By-Laws or any provision of any agreement known to such counsel to which the Selling Fund Trust or the Selling Fund is a party or by which it is bound; and

(e)        to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Selling Fund Trust on behalf of the Selling Fund of the transactions contemplated hereby, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws.

Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Ropes & Gray LLP or such other counsel appropriate to render the opinions expressed therein.

In this paragraph 7.3, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

7.4        That the Selling Fund’s custodian shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Selling Fund held or maintained by such custodian as of the Valuation Date.

7.5        That the Selling Fund’s transfer agent shall have provided to the Acquiring Fund (i) the originals or true copies of all of the records of the Selling Fund in the possession of such transfer agent as of the Closing Date, (ii) a certificate setting forth the number of shares of each class of the Selling Fund outstanding as of the Valuation Date, and (iii) the name and address of each holder of record of any shares and the number of shares held of record by each such shareholder.

7.6        That all actions taken by the Selling Fund Trust on behalf of the Selling Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to the Acquiring Fund and its counsel.

7.7        That the assets of the Selling Fund to be acquired by the Acquiring Fund will include no assets which the Acquiring Fund, by reason of charter limitations or of investment restrictions disclosed in its registration statement in effect on the Closing Date, may not properly acquire.  Notwithstanding the foregoing, nothing herein will require the Selling Fund to dispose of any assets if, in the reasonable judgment of the Selling Fund, such disposition would adversely affect the tax-free nature of the reorganization or would violate the Selling Fund’s fiduciary duty to its shareholders.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING

FUND AND THE SELLING FUND

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, either party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1        This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with applicable law, the provisions of the Selling Fund Trust’s Declaration of Trust, By-Laws, and the Prospectus/Proxy Statement and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.1.

8.2        On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3        All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no‑action” positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained.

8.4        The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5        The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund’s (i) net investment company taxable income (computed without regard to any deduction for dividends paid) and any net tax exempt income, each for all taxable periods ending on or prior to the Closing Date and (ii) all of the net capital gains realized in all taxable periods ending on or prior to the Closing Date (after reduction for any capital loss carry forward).

8.6        The parties shall have received a favorable opinion of Ropes & Gray LLP addressed to the Acquiring Fund and the Selling Fund substantially to the effect that, although not free from doubt, for federal income tax purposes:

(a)        The transfer of all of the Selling Fund assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares pro rata to the Selling Fund Shareholders in liquidation of the Selling Fund will constitute a “reorganization” within the meaning of Section 368(a)(1)of the Code and the Acquiring Fund and the Selling Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

(b)        No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Selling Fund.

(c)        No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Selling Fund (other than with respect to transferred assets as to which gain or loss is required to be recognized at taxable year end) or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

(d)        No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

(e)        The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

(f)        The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

(g)        The Acquiring Fund will succeed to and take into account the items of the acquired fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

Ropes & Gray LLP will express no view with respect to the effect of the Reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized at the end of a taxable year (or on the termination or transfer thereof) under federal income tax principles.

The opinion will be based on certain factual certifications made by officers of the Selling Fund and the Acquiring Fund and will also be based on customary assumptions. The opinion will note and distinguish certain published precedent.  The opinion is not a guarantee that the tax consequences of the Reorganization will be as described above.

Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.6.

8.7        The Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund, in form and substance satisfactory to the Acquiring Fund, to the effect that:

(a)        They are independent certified public accountants with respect to the Selling Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

(b)        On the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Selling Fund;

(c)        On the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the pro forma financial statements that are included in the Registration Statement and Prospectus/Proxy Statement agree to the underlying accounting records of the Acquiring Fund and the Selling Fund or with written estimates provided by each Fund’s management, and were found to be mathematically correct; and

(d)        On the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by the Selling Fund’s management and were found to be mathematically correct.

In addition, unless waived by the Acquiring Fund, the Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund dated on the Closing Date, in form and substance satisfactory to the Acquiring Fund, to the effect that on the basis of limited procedures agreed upon by the Acquiring Fund (but not an examination in accordance with generally accepted auditing standards), the net asset value per share of theSelling Fund as ofthe Valuation Date was computed and the valuation of the portfolio was consistent with the valuation practices of the Acquiring Fund.

8.8        The Selling Fund shall have received from KPMG LLP a letter addressed to the Selling Fund, in form and substance satisfactory to the Selling Fund, to the effect that:

(a)        They are independent certified public accountants with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

(b)        They had performed limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards) which consisted of a reading of any unaudited pro forma financial statements included in the Registration Statement and Prospectus/Proxy Statement, and making inquiries of appropriate officials of the Acquiring Fund Trust and of the Selling Fund Trust responsible for financial and accounting matters whether such unaudited pro forma financial statements comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder;

(c)        On the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Acquiring Fund; and

(d)        On the basis of limited procedures agreed upon by the Selling Fund (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Acquiring Fund or with written estimates by the Acquiring Fund’s management and were found to be mathematically correct.

            8.9        That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

                                                        ARTICLE IX

                                                                     EXPENSES

9.1        Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by EIMC or one of its affiliates.  Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus/Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction.  Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees, and each of the Selling Fund and Acquiring Fund will bear its own brokerage and other similar expenses in connection with the Reorganization.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1      The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2      The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

ARTICLE XI

TERMINATION

11.1      This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund.  In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(a)        Of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

(b)        A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

11.2      In the event of any such termination, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Acquiring Fund Trust, the Selling Fund Trust, or the respective Trustees or officers, to the other party, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement to the extent provided in paragraph 9.1.

ARTICLE XII

AMENDMENTS

12.1      This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Selling Fund and the Acquiring Fund; provided, however, that following the meeting of shareholders of the Selling Fund pursuant to paragraph 5.3 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such Selling Fund Shareholders without their further approval.

12.2      Each of the Selling Fund and the Acquiring Fund, after consultation with counsel and by consent of the Trustees of the Selling Fund, or the Trustees of the Acquiring Fund Trust, on behalf of the Acquiring Fund, as the case may be, on its behalf or an officer authorized by such Trustees, may waive any condition to their respective obligations hereunder.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;

LIMITATION OF LIABILITY

13.1      The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2      This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3      This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof.

13.4      This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5      Each of the Acquiring Fund and the Selling Fund represents that there is no person who has dealt with it or either the Selling Fund Trust or the Acquiring Fund Trust who by reason of such dealings is entitled to any broker’s or finder’s or other similar fee or commission arising out of the transactions contemplated by this Agreement.

13.6      All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding an investigation made by them or on their behalf.

13.7.     This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto.

13.8      With respect to both the Selling Fund Trust and the Acquiring Fund Trust, the names used herein refer respectively to the trust created and, as the case may be, the Trustees, as trustees but not individually or personally, acting from time to time under organizational documents filed in Delaware, which are hereby referred to and are also on file at the principal offices of the Selling Fund Trust or, as the case may be, the Acquiring Fund Trust.  The obligations of the Selling Fund Trust or of the Acquiring Fund Trust entered into in the name or on behalf thereof by any of the Trustees, representatives or agents of the Selling Fund Trust or the Acquiring Fund Trust, as the case may be, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Selling Fund Trust or, as the case may be, the Acquiring Fund Trust personally, but bind only the trust property, and all persons dealing with the Selling Fund or the Acquiring Fund must look solely to the trust property belonging to the Selling Fund or, as the case may be, the Acquiring Fund for the enforcement of any claims against the Selling Fund or, as the case may be, the Acquiring Fund.

13.9      Any and all obligations or liabilities arising under or in respect of this Agreement shall be those of the Selling Fund or the Acquiring Fund, as the case may be, and shall not otherwise be obligations or liabilities of the Selling Fund Trust or the Acquiring Fund Trust, and, for clarity, under no circumstances will any other series of the Selling Fund Trust or the Acquiring Fund Trust have any obligation or liability under or in respect of this Agreement or the transactions contemplated hereby.

                IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

EVERGREEN MUNICIPAL TRUST ON BEHALF OF EVERGREEN MUNICIPAL BOND FUND

By: /s/ Catherine F. Kennedy

Name:  Catherine F. Kennedy

Title:     Assistant Secretary

EVERGREEN MUNICIPAL TRUST ON BEHALF OF EVERGREEN FLORIDA MUNICIPAL BOND FUND

By: /s/ Catherine F. Kennedy

Name:  Catherine F. Kennedy

Title:     Assistant Secretary

EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC

Solely for the purposes of Article 9.1 of the Agreement,

By: /s/ Christopher Conkey

Name:  Christopher Conkey

Title:     Chief Investment Officer

EVERGREEN MUNICIPAL TRUST

PART B

STATEMENT OF ADDITIONAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION

March 19, 2007

Relating to the

Acquisition of Assets of

EVERGREEN FLORIDA MUNICIPAL BOND FUND

A Series of

EVERGREEN MUNICIPAL TRUST

200 Berkeley Street

Boston, Massachusetts 02116-5034

(800) 343-2898

By and In Exchange For Shares of

EVERGREEN MUNICIPAL BOND FUND

Also a Series of

EVERGREEN MUNICIPAL TRUST

This Statement of Additional Information relates to the proposed transfer of the assets and liabilities of Evergreen Florida Municipal Bond Fund ("Florida Municipal Bond Fund"), a series of Evergreen Municipal Trust, to Evergreen Municipal Bond Fund ("Municipal Bond Fund"), also a series of Evergreen Municipal Trust, in exchange for Class A, Class B, Class C and Class I shares (to be issued to holders of Class A, Class B, Class C and Class I shares, respectively, of beneficial interest, $0.001 par value per share, of Florida Municipal Bond Fund) (the "Merger").  This Statement of Additional Information contains information that may not be included in the combined Prospectus/Proxy Statement dated March 19, 2007, which relates to the Merger.

This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Proxy Statement dated March 19, 2007 , for the special meeting of shareholders of Evergreen Florida Municipal Bond Fund, to be held on May 21, 2007, into which this statement of additional information has been incorporated by reference.  A copy of the Prospectus/Proxy Statement, which has been filed with the Securities and Exchange Commission, may be obtained without charge by calling or writing to Evergreen Municipal Trust at the address and phone number set forth above.

This Statement of Additional Information consists of this cover page and the following described documents, each of which is either attached hereto or incorporated by reference herein:

(1)  The Statement of Additional Information of Evergreen Florida Municipal Bond Fund dated January 1, 2007, as supplemented;

(2)  The Statement of Additional Information of Evergreen Municipal Bond Fund dated October 1, 2006, as amended February 5, 2007;

(3)  The unaudited financial statements, including the notes to the financial statements, from the semi-annual report for Municipal Bond Fund, dated November 30, 2006, were filed with the Securities and Exchange Commission on January 31, 2007, File No. 811-08367, on Form N-CSR, accession no. 0001379491-07-000011;

(4)  The financial statements, including the notes to the financial statements, and the report of the independent registered public accounting firm, KPMG LLP, thereon from the annual report for Florida Municipal Bond Fund, dated August 31, 2006, were filed with the Securities and Exchange Commission on November 3, 2006, File No. 811-08367, on Form N-CSR, accession no. 0000936772-06-000215;

(5)  The financial statements, including the notes to the financial statements, and the report of the independent registered public accounting firm, KPMG LLP, thereon from the annual report for Municipal Bond Fund, dated May 31, 2006, restated January 25, 2007, were filed with the Securities and Exchange Commission on January 29, 2007, File No. 811-08367, on Form N-CSR, accession no. 0001379491-07-000003; and

(6)  The unaudited pro forma financial statements as of November 30, 2006.

The date of this Statement of Additional Information is March 19, 2007.

STATEMENT OF ADDITIONAL INFORMATION OF EVERGREEN FLORIDA MUNICIPAL BOND FUND DATED JANUARY 1, 2007, AS SUPPLEMENTED

SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION

OF

EVERGREEN DOMESTIC EQUITY FUNDS I

EVERGREEN DOMESTIC EQUITY FUNDS II

EVERGREEN ENVISION FUNDS

EVERGREEN SECTOR FUNDS

EVERGREEN GLOBAL AND INTERNATIONAL FUNDS

EVERGREEN BALANCED FUNDS

EVERGREEN EQUITY INDEX FUNDS

EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS

EVERGREEN SHORT AND INTERMEDIATE TERM BOND FUNDS

EVERGREEN NATIONAL MUNICIPAL BOND FUNDS

EVERGREEN SOUTHERN STATE MUNICIPAL BOND FUNDS

EVERGREEN STATE MUNICIPAL BOND FUNDS

EVERGREEN MONEY MARKET FUNDS

EVERGREEN INSTITUTIONAL MONEY MARKET FUNDS

EVERGREEN VARIABLE ANNUITY FUNDS

(collectively, the “Funds”)

                Effective immediately, the following sections in Part Two of the Funds' Statements of Additional Information, including "Swaps, Caps, Floors and Collars," " Options and Futures Strategies," " Foreign Currency Transactions," "Repurchase Agreements," and "Reverse Repurchase Agreements," and, in addition, in the case of the Statement of Additional Information for Evergreen Variable Annuity Funds, "Derivatives," have been deleted and replaced with the following:

DERIVATIVES

                The use of swaps, options, futures contracts, and other derivatives involves risk.  Thus, while a Fund may benefit from the use of options, futures, options on futures and other derivatives, unanticipated changes in interest rates, securities prices, currency exchange rates, or other underlying assets or reference rates may adversely affect a Fund’s performance.

                Even if a Fund has the ability to engage in derivatives transactions, no Fund has the obligation to enter into derivatives transactions at any time or under any circumstances.  In addition, nothing in this SAI is intended to limit in any way any purpose for which a Fund may enter into any type of derivatives transaction; a Fund may use derivatives transactions for hedging purposes or generally for purposes of enhancing its investment return.

                A Fund’s ability to engage in derivatives transactions is limited by the requirements for qualifying as a "regulated investment company" under the Internal Revenue Code.

Swaps, Caps, Floors and Collars

                A typical swap agreement involves the exchange by the Fund with another party of commitments to pay or receive cash flows. There are various types of swaps, including, for example, interest rate swaps, credit default swaps, total return swaps, and caps, floors, and collars.

Interest rate swaps.  Interest rate swaps involve the exchange by the Fund with another party of interest payments, such as an exchange of floating rate payments for fixed interest rate payments with respect to a notional amount of principal. For example, a Fund may enter into an interest rate swap in order to protect against declines in the value of fixed income securities held by the Fund.  In such an instance, the Fund may agree with a counterparty that the Fund will pay a fixed rate (multiplied by a notional amount) while the counterparty will pay a floating rate multiplied by the same notional amount.  If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction.

Credit default swaps.  A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a specified issuer. One party, acting as a “protection buyer,” makes periodic payments to the other party, a “protection seller,” in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Acting as a protection seller allows the Fund to create an investment exposure similar to owning a bond. Acting as a protection buyer allows the Fund potentially to reduce its credit exposure to a bond it owns or to take a "short" position in a bond it does not own.

                As the protection buyer in a credit default swap, the Fund may pay a premium (by means of periodic payments) in return for the right to deliver specified bonds or loans (such as those of a U.S. or foreign issuer or a basket of such issuers) to the protection seller and receive the par (or other agreed-upon) value upon default (or similar events) by the issuer of the underlying reference obligation.  If no default occurs, the protection seller would keep the stream of payments and would have no further obligations to the Fund.  As the protection buyer, the Fund bears the risk that the investment might expire worthless and/or that the protection seller may fail to satisfy its payment obligations to the Fund in the event of a default (or similar event).  In addition, when the Fund is a protection buyer, the Fund's investment would only generate income in the event of an actual default (or similar event) by the issuer of the underlying reference obligation.

                The Fund may also use credit default swaps for investment purposes by selling a credit default swap, in which case, the Fund, as the protection seller, would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the protection buyer in the event of a default (or similar event) by the third-party issuer of the underlying reference obligation.  In return for its obligation, the Fund would receive from the protection buyer a periodic stream of payments over the term of the contract.  If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations.  As the protection seller in a credit default swap, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

            Total return swaps.  In a total return swap, payments made by the Fund or the counterparty are based on the total return of an underlying asset(s), which may include an equity or fixed-income security, a combination of such securities, or an index. The value of the swap position as well as the payments required to be made by the Fund or the counterparty will increase or decrease depending on the changes in value of the underlying asset(s).  In a total return swap, one party will agree to pay to the other party the increase in value of an underlying asset in return for the agreement by the other party to make periodic floating rate payments plus the amount of any decline in the value of the underlying asset.

Caps, floors, collars.  The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount.  The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount.  A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

Risk Factors in Swap Contracts and Other Two-Party Contracts.  The most significant factor in the performance of swaps, caps, floors, and collars and other similar transactions is the change in the value of the underlying price, rate, or index level that determines the amount of payments to be made under the arrangement.  If the investment adviser is incorrect in its forecasts of such factor, the investment performance of a Fund would be less than what it would have been if these investment techniques had not been used.

                In addition, a Fund may only close out a swap, cap, floor, collar, or other two-party contract with its particular counterparty, and may only transfer a position with the consent of that counterparty.  If the counterparty defaults, a Fund will have contractual remedies, but there can be no assurance that the counterparty will be able to meet its contractual obligations or that the Fund will succeed in enforcing its rights.  For example, because the contract for each two-party derivatives transaction is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund when the Fund seeks to enforce its contractual rights.  The cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty.  The Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under a derivatives contract or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Options and Futures Strategies

Options on Securities and Indices.  An option on a security or index is a contract that gives the holder of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or units of the index underlying the option) at a specified price.  Upon exercise of an option on a security, the writer of the option generally has the obligation to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security.  Upon exercise of an option on an index, the writer of the option generally is required to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. Options are generally traded on securities exchanges, but may also be traded on the over-the-counter market.

Purchasing Options on Securities and Indices.  Among other reasons, a Fund may purchase a put option to hedge against a decline in the value of a portfolio security.  If such a decline occurs, the put option will permit the Fund to sell the security at the higher exercise price or to close out the option at a profit.  By using put options in this manner, the Fund would reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by its transaction costs.  In order for a put option purchased by a Fund to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium paid by the Fund and transaction costs.

                Among other reasons, a Fund may purchase call options to hedge against an increase in the price of securities the Fund anticipates purchasing in the future.  If such a price increase occurs, a call option will permit the Fund to purchase the securities at the exercise price or to close out the option at a profit.  The premium paid for the call option, plus any transaction costs, will reduce the benefit, if any, that the Fund realizes upon exercise of the option and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.  Thus, for a call option purchased by a Fund to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium paid by the Fund to the writer and transaction costs.

                In the case of both call and put options, the purchaser of an option risks losing the premium paid for the option plus related transaction costs if the option expires worthless.

Writing Options on Securities and Indices.  Because a Fund receives a premium for writing a put or call option, a Fund may seek to increase its return by writing call or put options on securities or indices.  The premium a Fund receives for writing an option will increase the Fund’s return in the event the option expires unexercised or is closed out at a profit.  The size of the premium a Fund receives reflects, among other things, the relationship of the market price and volatility of the underlying security or index to the exercise price of the option, the remaining term of the option, supply and demand, and interest rates.

                A Fund may write a call option on a security or other instrument held by the Fund.  In such a case, the Fund limits its opportunity to profit from an increase in the market price of the underlying security above the exercise price of the option.  Alternatively, a Fund may write a call option on securities in which it may invest but that are not currently held by the Fund.  During periods of declining securities' prices or when prices are stable, writing these types of call options can be a profitable strategy to increase a Fund’s income with minimal capital risk.  However, when securities' prices increase, the Fund is exposed to an increased risk of loss, because if the price of the underlying security or instrument exceeds the option’s exercise price, the Fund will suffer a loss equal to the amount by which the market price exceeds the exercise price at the time the call option is exercised, minus the premium received.  Call options written on securities that the Fund does not own are riskier than call options written on securities owned by the Fund because there is no underlying security held by the Fund that can act as a partial hedge. When such a call option is exercised, the Fund must purchase the underlying security to meet its call obligation or make a payment equal to the value of its obligation in order to close out the option.  Call options written on securities that the Fund does not own have speculative characteristics and the potential for loss is unlimited.  There is also a risk, especially with less liquid preferred and debt securities, that the securities may not be available for purchase.

                A Fund also may write a put option on a security.  In so doing, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market price, resulting in a loss on exercise equal to the amount by which the market price of the security is below the exercise price minus the premium received.

OTC Options.  A Fund may also invest in over-the-counter (“OTC”) options.  OTC options differ from exchange-traded options in that they are two-party contracts, with price and other terms negotiated between the buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Closing Options Transactions.  The holder of an option may terminate its position in a put or call option it has purchased by allowing it to expire or by exercising the option.  If an option is American style, it may be exercised on any day up to its expiration date.  In contrast, a European style option may be exercised only on its expiration date.

                In addition, a holder of an option may realize a gain or loss on the option by effecting an offsetting closing transaction.  In the case of exchange-traded options, a Fund, as a holder of an option, may effect an offsetting closing sale transaction by selling an option of the same series as the option previously purchased.  A Fund would realize a gain from a closing sale transaction if the premium received from the sale of the option is more than the premium paid to purchase the option (plus transaction costs).  A Fund would realize a loss from a closing sale transaction if the premium received from the sale of the option is less than the premium paid to purchase the option (plus transaction costs).  Similarly, a Fund that has written an option may effect an offsetting closing purchase transaction by buying an option of the same series as the option previously written.  A Fund realizes a gain from a closing purchase transaction if the cost of the closing purchase transaction (option premium plus transaction costs) is less than the premium received from writing the option.  A Fund realizes a loss from a closing purchase transaction if the cost of the closing purchase transaction (option premium plus transaction costs) is greater than the premium received from writing the option.

                An OTC option may be closed out only with the counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty.

Risk Factors in Options Transactions.  There are various risks associated with transactions in exchange-traded and OTC options.  The values of options written by a Fund, which will be priced daily, will be affected by, among other factors, changes in the value of underlying securities (including those comprising an index), changes in the dividend rates of underlying securities (including those comprising an index), changes in interest rates, changes in the actual or perceived volatility of the stock market and underlying securities, and the remaining time to an option’s expiration.  The value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid.  In addition, since an American style option allows the holder to exercise its rights any time prior to expiration of the option, the writer of an American style option has no control over the time when it may be required to fulfill its obligations as a writer of the option.  This risk is not present when writing a European style option since the holder may only exercise the option on its expiration date.

                A Fund’s ability to use options as part of its investment program depends on the liquidity of the markets in those instruments.  In addition, there can be no assurance that a liquid market will exist when a Fund seeks to close out an option position.  If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless.  If a Fund were unable to close out a call option that it had written on a portfolio security owned by the Fund, it may not be able to sell the underlying security unless the option expired without exercise.  As the writer of a call option on a portfolio security, during the option’s life, the Fund foregoes the opportunity to profit from increases in the market value of the security underlying the call option above the sum of the premium and the strike price of the call option, but retains the risk of loss (net of premiums received) should the price of the underlying security decline.  As the writer of a call option on a security it does not own, the Fund will realize a loss on the option if the price of the security increases above the strike price of the option.  Similarly, as the writer of a call option on a securities index, a Fund will realize a loss on the option if the value of the index increases above the level on which the strike price is set.

                An exchange-traded option may be closed out by means of an offsetting transaction only on a national securities exchange, which generally provides a liquid secondary market for an option of the same series.  If a liquid secondary market for an exchange-traded option does not exist, a Fund might not be able to effect an offsetting closing transaction for a particular option as described above.  In addition, the hours of trading for options on an exchange may not conform to the hours during which the securities held by a Fund are traded.  To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that may not be reflected in the options markets.

                Exchanges have established limits on the maximum number of options an investor or group of investors acting in concert may write.  The Fund(s), an investment advisor, and other clients of the investment advisor may constitute such a group.  These limits restrict a Fund’s ability to purchase or sell particular options.

                An OTC option is also generally subject to the risks described above under "Risk Factors in Swap Contracts and Other Two-Party Contracts."

Futures Contracts and Related Options

                A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price.  A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price.  The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date.  The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade—known as “contract markets”—approved for such trading by the Commodity Futures Trading Commission (the “CFTC”), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

                Although futures contracts (other than index futures) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery, but rather by entering into an offsetting contract (a "closing transaction").  If a Fund is unable to enter into a closing transaction, the amount of the Fund's potential loss may be unlimited.

                No price is paid or received by a Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of liquid assets to serve as “initial margin.”  Initial margin is similar to a performance bond or good faith deposit which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.  Subsequent payments, called “variation margin” or “maintenance margin,” to and from the broker are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” Futures contracts also involve brokerage costs.

                Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

Options on futures contracts.  In return for the premium paid, options on futures contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.  Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.  Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures.  If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash.  Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

                As with options on securities, the holder or writer of an option on futures contracts may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

                A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts.

Risks of transactions in futures contracts and related options. Investment in futures contracts involves risk.  A purchase or sale of futures contracts may result in losses in excess of the amount invested in the futures contract.  Successful use of futures contracts and related options by a Fund is subject to the investment advisor's ability to predict movements in various factors affecting financial markets.  The use of futures and related options strategies involves the risk of imperfect correlation among movements in the prices of the securities, index, or commodity underlying the futures and options purchased and sold by a Fund and in the prices of the options and futures contracts themselves.  Also, in a case where a Fund uses futures and related options for hedging purposes, there is the risk that movements in the prices of the futures and options will not correlate closely with movements in the prices of the securities that are the subject of the hedge.  The prices of futures and related options may not correlate perfectly with movements in the underlying securities, index, or commodity due to certain market distortions for a number of reasons.  For example, all participants in the futures market are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the underlying securities, index, or commodity and futures markets.  In addition, margin requirements in the futures markets are less onerous than margin requirements in the securities markets, and as a result the futures markets may attract more speculators do the securities markets.  Increased participation by speculators in the futures markets may also cause temporary price distortions.  Due to the possibility of price distortions in the futures markets and also because of the imperfect correlation between movements in the underlying securities, index, or commodity and movements in the prices of futures and related option, even a correct forecast of general market trends by the investment advisor may still not result in a profitable position over a short time period.

                Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).  However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments.  The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

                There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

                To reduce or eliminate a position held by a Fund, the Fund may seek to close out such a position.  A Fund's ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market.  It is not certain that this market will develop or continue to exist for a particular futures contract or option.

                As noted above, a Fund that purchases or sells a futures contract is only required to deposit margin as required by relevant CFTC regulations and the rules of the relevant contract market.  Because the purchase of a futures contract obligates the Fund to purchase the underlying security or other instrument at a set price on a future date, the Fund’s net asset value will fluctuate with the value of the security or other instrument as if it were already in the Fund’s portfolio.  Futures transactions have the effect of investment leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract.

U.S. Treasury security futures contracts and options.  U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price.  Options on U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option.

                Successful use of U.S. Treasury security futures contracts by a Fund is subject to the investment advisor’s ability to predict movements in the direction of interest rates and other factors affecting markets for debt securities.  For example, if a Fund has sold U.S. Treasury security futures contracts in order to hedge against the possibility of an increase in interest rates which would adversely affect the values of securities held in its portfolio, and the prices of the Fund's securities increase instead as a result of a decline in interest rates, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions.  In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

                There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for particular securities.  For example, if a Fund has hedged against a decline in the values of tax-exempt securities held by it by selling Treasury security futures and the values of Treasury securities subsequently increase while the values of the Fund's tax-exempt securities decrease, the Fund would incur losses on both the Treasury security futures contracts written by it and the tax-exempt securities held in its portfolio.

Index futures contracts.  An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made.  Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index.  Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position.  A unit is the current value of the index.  A Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s).  A Fund may also purchase and sell options on index futures contracts.

                For example, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”) is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange.  The S&P 500 assigns relative weightings to the common stocks included in the S&P 500, and the value fluctuates with changes in the market values of those common stocks.  In the case of the S&P 500, contracts are to buy or sell 500 units.  Thus, if the value of the S&P 500 were $150, one contract would be worth $75,000 (500 units x $150).  The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place.  Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.  For example, if a Fund enters into a futures contract to buy 500 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the Fund will gain $2,000 (500 units x gain of $4).  If a Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the Fund will lose $1,000 (500 units x loss of $2).

                There are several risks in connection with the use by a Fund of index futures.  For example, successful use of index futures by a Fund may be subject to the investment advisor’s ability to predict movements in the direction of the market.  For example, it is possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund’s portfolio may decline.  If this occurred, a Fund would lose money on the futures and also experience a decline in value in its portfolio securities.   It is also possible that, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions.  In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

                Options on index futures are similar to options on other financial futures contracts, giving the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

Additional Risks of Options on Securities, Futures Contracts, and Options on Futures Contracts Traded on Foreign Exchanges.  Options on securities and indexes, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges.  Such transactions may not be regulated as effectively as similar transactions in the United States and may be subject to greater risks than trading on domestic exchanges.  For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract.  The lack of a common clearing facility creates counterparty risk.  If a counterparty defaults, a Fund normally will have contractual remedies against that counterparty, but may be unsuccessful in enforcing those remedies.  When seeking to enforce a contractual remedy, a Fund also is subject to the risk that the parties may interpret contractual terms (for example, the definition of default) differently.  If a dispute occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead the Fund to decide not to pursue its claims against the counterparty.  A Fund thus assumes the risk that it may be unable to obtain payments owed to it under foreign futures contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.  In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is conducted on foreign exchanges, any profits that a Fund might realize in trading could be offset (or worse) by adverse changes in the exchange rate.  The value of foreign options and futures may also be adversely affected by other factors unique to foreign investing (see “Foreign Securities” in Part 2 of this SAI).

Foreign Currency Transactions

                Foreign currency exchange rates may fluctuate significantly over short periods of time.  They generally are determined by the forces of supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors.  Currency exchange rates also can be affected unpredictably as a result of intervention (or the failure to intervene) by the U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad.  Foreign currencies in which a Fund’s assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund.  A Fund may use currency instruments for hedging, investment, or currency risk management.

                Forward foreign currency contracts are contracts between two parties to purchase and sell a specified quantity of a particular currency at a specified price, with delivery and settlement to take place on a specified future date.  A forward foreign currency contract can reduce a Fund’s exposure to changes in the value of the currency it will deliver and can increase its exposure to changes in the value of the currency it will receive, for the duration of the contract.  The effect on the value of a Fund is similar to the effect of selling securities denominated in one currency and purchasing securities denominated in another currency.  Contracts to sell a particular foreign currency would limit any potential gain that might be realized by a Fund if the value of the hedged currency increases.

                A Fund also may purchase or sell currency futures contracts and related options.  Currency futures contracts are contracts to buy or sell a standard quantity of a particular currency at a specified future date and price.  However, currency futures can be and often are closed out prior to delivery and settlement.  In addition, a Fund may use options on currency futures contracts, which give their holders the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified currency futures contract at a fixed price during a specified period.

                A Fund also may purchase or sell options on currencies.  These options give their holders the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified quantity of a particular currency at a fixed price during a specified period.  Options on currencies possess many of the same characteristics as options on securities and generally operate in a similar manner.  They may be traded on an exchange or in the OTC markets.  Options on currencies traded on U.S. or other exchanges may be subject to position limits that may limit the ability of a Fund to reduce foreign currency risk using options.

                Derivatives involving foreign currencies may often lead to differences between a Fund's book income (as determined for financial accounting purposes) and its taxable income because federal income tax law generally treats gains and losses from foreign currency positions as ordinary income or loss, while for financial accounting purposes such gains or losses are capital gains or losses.  While a Fund may elect to treat foreign currency positions gains or losses as capital gains or losses, book/tax differences may still arise when various gains and losses offset each other for financial accounting purposes but not for tax purposes.  Thus, a Fund's gains from its positions in foreign currencies may accelerate and/ or recharacterize the Fund's income or gains at the Fund level and its distributions to shareholders.  A Fund's losses from such positions may also recharacterize the Fund's income and its distributions to shareholders and may cause a return of capital to Fund shareholders.

Repurchase Agreements

                A repurchase agreement is a contract under which a Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest).  Repurchase agreements may also be viewed as loans made by a Fund which are collateralized by the securities subject to repurchase.  The investment advisor will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor.  If the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement, including interest.  In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Reverse Repurchase Agreements

                A Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return.  Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price.  During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities.  A reverse repurchase agreement generally creates investment leverage.  If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to enforce the Fund’s obligation to repurchase the securities.

February 1, 2007	578702 (2/07)

 EVERGREEN MUNICIPAL TRUST

200 Berkeley Street
Boston, Massachusetts 02116
1.800.343.2898

SOUTHERN STATE MUNICIPAL BOND FUNDS

STATEMENT OF ADDITIONAL INFORMATION

January 1, 2007

Evergreen Alabama Municipal Bond Fund (“Alabama Fund”)
Evergreen Florida High Income Municipal Bond Fund (“Florida High Income Fund”)*
Evergreen Florida Municipal Bond Fund (“Florida Fund”)**
Evergreen Georgia Municipal Bond Fund (“Georgia Fund”)
Evergreen Maryland Municipal Bond Fund (“Maryland Fund”)
Evergreen North Carolina Municipal Bond Fund (“North Carolina Fund”)
Evergreen South Carolina Municipal Bond Fund (“South Carolina Fund”)
Evergreen Virginia Municipal Bond Fund (“Virginia Fund”)

(Each a “Fund”; together, the “Funds”)

Each Fund is a series of an open-end management investment company known as Evergreen Municipal Trust (the “Trust”)

            This Statement of Additional Information (SAI) pertains to all classes of shares of the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectus dated January 1, 2007, as supplemented from time to time, for the Fund in which you are making or contemplating an investment. The Funds are offered through a prospectus offering Class A, Class B, Class C and Class I shares. You may obtain a copy of the prospectus without charge by calling 1.800.343.2898 or by downloading it off our website at EvergreenInvestments.com. The information in Part 1 of this SAI is specific information about each Fund described in the prospectus. The information in Part 2 of this SAI contains more general information that may or may not apply to the Fund or class of shares in which you are interested.

            Certain information may be incorporated by reference to each Fund’s Annual Report dated August 31, 2006.  You may obtain a copy of each Annual Report without charge by calling 1.800.343.2898 or downloading it off our website at EvergreenInvestments.com.

*              Effective on or about March 1, 2007, Evergreen Florida High Income Municipal Bond Fund will be renamed Evergreen High Income Municipal Bond Fund and will be moved to the Evergreen National Municipal Bond Funds family of funds.

**            The Board of Trustees of the Evergreen funds, at a meeting held on December 7, 2006, approved a proposal to merge Evergreen Florida Fund into Evergreen Municipal Bond Fund (“Municipal Bond Fund”) and to submit that proposal for the approval of Bond Fund's shareholders.  If the shareholders of Florida Fund approve the proposal, all of the assets of Florida Fund will be transferred to Municipal Bond Fund and shareholders of Florida Fund will receive shares of Municipal Bond Fund in exchange for their Florida Fund shares.  If approved, the reorganization is proposed to take place in May 2007. Municipal Bond Fund part of the Evergreen National Municipal Bond Funds family of funds.

PART 1

TRUST HISTORY...........................................................................................................…......... 1-3

INVESTMENT POLICIES............................................................................................................ 1-3

OTHER SECURITIES AND PRACTICES................................................................................... 1-5

PRINCIPAL HOLDERS OF FUND SHARES.............................................................................. 1-6

EXPENSES............................................................................................................................... 1-12

COMPUTATION OF CLASS A OFFERING PRICE..........................................................……. 1-17

SERVICE PROVIDERS............................................................................................................. 1-17

FINANCIAL STATEMENTS....................................................................................................... 1-20

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES.................. 2-1

PURCHASE AND REDEMPTION OF SHARES.....................................................…............... 2-19

PRICING OF SHARES.............................................................................................................. 2-21

PRINCIPAL UNDERWRITER....................................................................................................2-23

DISTRIBUTION EXPENSES UNDER RULE 12b-1.................................................................. 2-23

TAX INFORMATION..........................................................................….................................... 2-30

BROKERAGE............................................................................................................................ 2-33

ORGANIZATION....................................................................................................................... 2-35

INVESTMENT ADVISORY AGREEMENT................................................................................ 2-36

PORTFOLIO MANAGERS............................................................................................. ……….2-37

MANAGEMENT OF THE TRUST.............................................................................................. 2-41

POLICY FOR DESSEMINATION OF PORTFOLIO HOLDINGS............................................... 2-47

CORPORATE AND MUNICIPAL BOND RATINGS.................................................................. 2-48

ADDITIONAL INFORMATION................................................................................................... 2-58

PROXY VOTING POLICY AND PROCEDURES....................................................................... A-1

PART 1

TRUST HISTORY

            The Trust is an open-end management investment company, which was organized as a Delaware statutory trust on September 18, 1997. Each Fund (except Florida High Income Fund) is a non-diversified series of the Trust.  Florida High Income Fund is a diversified series of the Trust.

            On June 7, 2002, Georgia Fund acquired Wachovia Georgia Municipal Bond Fund, North Carolina Fund acquired Wachovia North Carolina Municipal Bond Fund, South Carolina Fund acquired Wachovia South
Carolina Municipal Bond Fund, and Virginia Fund acquired Wachovia Virginia Municipal Bond Fund.

  On March 1, 2005, Alabama Fund was created in anticipation of the merger with SouthTrust Alabama Tax-Free Income Fund.   As of the close of business on March 18, 2005, Alabama Fund acquired SouthTrust Alabama Tax-Free Income Fund.

            A copy of the Agreement and Declaration of Trust, as amended, is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part.

INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS

            Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the
Investment Company Act of 1940, as amended (the “1940 Act”).  In some cases, an explanation beneath a fundamental policy describes a Fund’s practices with respect to that policy, as allowed by current law.  If the law governing a policy changes, a Fund’s practices may change accordingly without a shareholder vote.  Unless otherwise stated, all references to the assets of a Fund are in terms of current market value.

            1a.  Diversification (Florida High Income Fund)

            Florida High Income Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

            Further Explanation of Diversification Policy:

            To remain classified as a diversified investment company under the 1940 Act, Florida High Income Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. The 5% and 10%  limitations do not apply to (1) a Fund’s assets represented by cash or cash equivalents, (2) investments in securities issued or guaranteed by the United States (“U.S.”) government or its agencies or instrumentalities, and (3) shares of other investment companies.

            1b.  Non-Diversification (Excluding Florida High Income Fund)

            Each Fund may not make any investment that is inconsistent with its classification as a non-diversified investment company under the 1940 Act.

            Further Explanation of Non-Diversified Funds:

            A non-diversified investment company is not limited by the 1940 Act as to the amount of assets that may be invested in any one issuer.  However, in order to qualify as a regulated investment company for tax purposes, each Fund may have no more that 25% of its total assets invested in the securities (other than securities of the U.S. government, its agencies or instrumentalities, or the shares of other regulated investment companies) of any one issuer.  In addition, with respect to 50% of its total assets, each Fund may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities (other than securities issued by the U.S. government, its agencies or instrumentalities, or the shares of other regulated investment companies) of any one issuer, or invest in more than 10% of the voting securities (other than securities issued by the U.S. government, its agencies or instrumentalities) of any one issuer, determined at the time of purchase.

            2.  Concentration

            Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

            Further Explanation of Concentration Policy:

            Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

            3.  Issuing Senior Securities

            Except as permitted under the 1940 Act, each Fund may not issue senior securities.

            4.  Borrowing

            Each Fund may not borrow money, except to the extent permitted by applicable law.

            Further Explanation of Borrowing Policy:

Under the 1940 Act generally, each Fund may borrow from banks in an amount up to 33 1/3% of its total assets (including amounts borrowed) for any reason, and each Fund may also borrow up to an additional 5% of its total assets from banks or others for temporary or emergency purposes.  Each Fund may also borrow from certain other Evergreen funds pursuant to applicable exemptive relief, within the limitations described above.

            5.  Underwriting

            Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

            6.  Real Estate

            Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

            7.  Commodities

            Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

              8.  Lending

            Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities or cash in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

            Further Explanation of Lending Policy:

            To generate income and offset expenses, a Fund may lend portfolio securities to broker‑dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value.  While securities are on loan, the borrower will pay the Fund any income accruing on the security.  A Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high‑grade, short‑term obligations or interest bearing cash equivalents. Increases or decreases in the market value of a security lent will affect a Fund and its shareholders.

            When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or U.S. government securities. A Fund will require collateral in an amount equal to at least 100%
of the current market value of the securities lent, including accrued interest.  A Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. A Fund may pay reasonable fees in connection with such loans.

            9.  Investment in Federally Tax Exempt Securities

            Each Fund will, during periods of normal market conditions, invest its assets in accordance with applicable guidelines issued by the Securities and Exchange Commission or its staff concerning investment in tax-exempt securities for funds with the words “tax exempt,” “tax free” or “municipal” in their names.

OTHER SECURITIES AND PRACTICES

            For information regarding securities the Funds may purchase and investment practices the Funds may use, see the following sections under “Additional Information on Securities and Investment
Practices” in Part 2 of this SAI.  Information provided in the sections listed below expands upon and supplements information provided in the Funds’ prospectus.  The list below applies to all Funds unless otherwise noted.

Money Market Instruments

U.S. Government Agency Securities

When-Issued, Delayed-Delivery and Forward Commitment Transactions

Repurchase Agreements

Reverse Repurchase Agreements

Securities Lending

Options and Futures Strategies

Foreign Securities

Foreign Currency Transactions

High Yield, High Risk Bonds

Illiquid and Restricted Securities

Investment in Other Investment Companies

Short Sales

Swaps, Caps, Floors and Collars

Municipal Securities

U.S. Virgin Islands, Guam and Puerto Rico

Payment-in-kind Securities

Zero Coupon “Stripped” Bonds

Variable or Floating Rate Instruments

Notwithstanding the foregoing, each Fund may invest up to 5% of its assets in each of the securities or practices discussed in Part 2 of this SAI under “Additional Information on Securities and Investment Practices.”

PRINCIPAL HOLDERS OF FUND SHARES

            As of November 30, 2006, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

            Set forth below is information with respect to each person who, to each Fund’s knowledge, owned beneficially or of record 5% or more of the outstanding shares of any class of each Fund as of
November 30, 2006.

 Alabama Fund – Class A shares

 MLPF & S For Sole Benefit Of Its Customers

 Attn: Fund Admin

 4800 Deer Lake Dr. E, 2nd Floor

 Jacksonville, FL 32246-6484

 17.34%

 First Clearing LLC

 IMA Sue Vaughan Trust

 IMA Sue Vaughan Trustee

 1201 Eagle Pass Way

 Anniston, AL 36207-8710

 14.25%

 First Clearing LLC

 Clyde J. Newman

 2874 Hampton Cove Way

 Owens X Rds, AL 35763-6300

 11.56%

 First Clearing LLC

 The Estate of Arthur H. Apel

 504 12th Street SE

 Cullman, AL 35055-5021

 9.89%

 First Clearing LLC

 Kitsy T. Stracener

 10100 Skylark Dr. SE

 Huntsville, AL 35803-2820

 8.24%

 First Clearing LLC

 Sandra Lee Kuwica

 751 Euclid Cir.

 Birmingham, AL 35213-3009

 6.95%

 Alabama Fund – Class B shares

 Pershing LLC

 PO Box 2052

 Jersey City, NJ 07303-2052

 73.73%

 First Clearing LLC

 Martha Sue Sanders

 6500 Keenes Mill Road

 Cottondale, AL 35453-1430

 26.27%

 Alabama Fund - Class C shares

 First Clearing LLC

 Earl Van Dyke

 4200 Stringfield Road NW

 Huntsville, AL 35806-1426

 12.99%

 First Clearing LLC

 Gabriella H. Lynn

 6 Office Park Circle Ste 216

 Birmingham, AL 35233-2541

 12.93%

 First Clearing LLC

 M. Linda Parker

 PO Box 78

 Gadsden, AL 35902-0078

 12.90%

 MLPF & S For Sole Benefit Of Its Customers

 Attn: Fund Admin

 4800 Deer Lake Dr. E, 2nd Floor

 Jacksonville, FL 32246-6484

 12.27%

 First Clearing LLC

 Jean J. Dunlap

 1010 1st Street SW

 Cullman, AL 35055-3312

 8.90%

 First Clearing LLC

 Milton E. Fullman & Dorothy D. Fullman

 2380 Savoy Street

 Birmingham, AL 35226-1528

 8.05%

 First Clearing LLC

 Isabel G. Boyden Rev Liv Trust

 911 6th Ave SE

 Cullman, AL 35055-4407

 6.44%

 Alabama Fund - Class I shares

 Wachovia Bank

 Cash Account

 1525 W. WT Harris Blvd.

 Charlotte, NC 28288-0001

 82.63%

 Wachovia Bank

 Cash/Reinvest Account

 1525 W. WT Harris Blvd.

 Charlotte, NC 28288-0001

 5.40%

 Florida High Income Fund – Class A shares

 MLPF & S For Sole Benefit Of Its Customers

 Attn: Fund Admin

 4800 Deer Lake Dr. E, 2nd Floor

 Jacksonville, FL 32246-6484

 6.85%

 Florida High Income Fund – Class B shares

 MLPF & S For Sole Benefit Of Its Customers

 Attn: Fund Admin

 4800 Deer Lake Dr. E, 2nd Floor

 Jacksonville, FL 32246-6484

 10.43%

 Florida High Income Fund - Class C shares

 MLPF & S For Sole Benefit Of Its Customers

 Attn: Fund Admin

 4800 Deer Lake Dr. E, 2nd Floor

 Jacksonville, FL 32246-6484

 11.33%

 Citigroup Global Markets Inc.

 House Account

 Attn: Peter Booth, 7th Floor

 333 West 34th Street

 New York, NY 10001-2402

 5.41%

 Florida High Income Fund - Class I shares

 Wachovia Bank

 Trust Accounts

 Attn: Ginny Batten

 11th Floor CMG-1151

 301 S. Tryon Street

 Charlotte, NC 28282-1915

 83.23%

 Wachovia Bank

 Trust Accounts

 Attn: Ginny Batten

 11th Floor CMG-1151

 301 S. Tryon Street

 Charlotte, NC 28282-1915

 10.01%

 Florida Fund - Class A shares

 Citigroup Global Markets Inc.

 House Account

 Attn: Peter Booth, 7th Floor

 333 West 34th Street

 New York, NY 10001-2402

 8.91%

 Florida Fund - Class B shares

 MLPF & S For Sole Benefit Of Its Customers

 Attn: Fund Admin

 4800 Deer Lake Dr. E, 2nd Floor

 Jacksonville, FL 32246-6484

 7.15%

 Florida Fund - Class C shares

 MLPF & S For Sole Benefit Of Its Customers

 Attn: Fund Admin

 4800 Deer Lake Dr. E, 2nd Floor

Jacksonville, FL 32246-6484

 15.71%

 First Clearing Corporation

 Else A. Nye

 430 Village Pl. Apt 106

 Longwood, FL 32779-6006

 6.20%

 UBS Financial Services Inc. FBO

 Wayne D. Rebertus Trustee

 FBO Wayne D. Rebertus

 Rockbridge, OH 43149

 6.17%

 Wachovia Bank

 1525 West WT Harris Blvd.

 NC 1151

 Charlotte, NC 28288-0001

 5.30%

 Florida  Fund – Class I shares

 Wachovia Bank

 Trust Accounts

 Attn:  Ginny Batten

 11th Floor CMG_1151

 301 S. Tryon Street

 Charlotte, NC 28282-1915

 92.59%

 Georgia Fund – Class A shares

 Pershing LLC

 PO Box 2052

 Jersey City, NJ 07303-2052

 14.40%

 First Clearing Corporation

 Frances R. MacLean

 412 E. 45th Street

 Savannah, GA 31405-2329

 11.00%

 Georgia  Fund – Class B shares

 MLPF & S For Sole Benefit Of Its Customers

 Attn: Fund Admin

 4800 Deer Lake Dr. E, 2nd Floor

 Jacksonville, FL 32246-6484

 5.06%

 Georgia  Fund – Class C shares

 MLPF & S For Sole Benefit Of Its Customers

 Attn: Fund Admin

 4800 Deer Lake Dr. E, 2nd Floor

 Jacksonville, FL 32246-6484

 32.27%

 A G Edwards & Sons Inc.

 FBO Bertha Thompson

 One North Jefferson

 St. Louis, MO 63103

 5.91%

 First Clearing LLC

 Richard Ensminger Trustee

 Linda Ensminger Cooke Trustee

 2300 Whittlesey Rd. Suite C

 Columbus, GA 31909-3015

 5.62%

 Georgia  Fund – Class I shares

 Wachovia Bank

 Trust Accounts

 Attn: Ginny Batten

 11th Floor CMG-1151

 301 S. Tryon St.

 Charlotte, NC 28282-1915

 63.20%

 Wachovia Bank

 Cash/Reinvest Acct

 Attn: Trust Oper Fund Group

 301 S. Trust St. 3rd Floor CMG 1151

 Charlotte, NC 28202-1934

 33.07%

 Maryland  Fund - Class A shares

 First Clearing Corporation

 Nigel Victor James

 Brenda Michael James

 1605 Laurel Brook Road

 Fallston, MD 21047-2126

 9.82%

 Maryland Fund - Class B shares

None

 None

 Maryland  Fund - Class C shares

 MLPF & S For Sole Benefit Of Its Customers

 Attn: Fund Admin

 4800 Deer Lake Dr. E, 2nd Floor

Jacksonville, FL 32246-6484

 37.82%

First Clearing LLC

 Maika Siebeck

 2555 Pennsylvania Ave. NW Apt. 1002

 Washington, DC 20037-1651

 6.03%

 Maryland  Fund - Class I shares

 Wachovia Bank

 Cash Account

 Attn:  Trust Accounts

 1525 West WT Harris Blvd.

 Charlotte, NC 28288-0001

 82.81%

 Wachovia Bank

 Cash/Reinvest Account

 Trust Accounts

 1525 West WT Harris Blvd.

 Charlotte, NC 28288-0001

 16.01%

 North Carolina  Fund - Class A shares

 First Clearing LLC

 Sallie F. Scarborough Trustee

 Paul R. Scarborough Trustee

 PO Box 36816

 Charlotte, NC 28236-6816

 7.24%

 First Clearing LLC

 Elizabeth D. Orr

 2931 Windsor Rd.

 Winston Salem, NC 27104-3047

 5.27%

 North Carolina  Fund - Class B shares

None

 None

 North Carolina  Fund – Class C shares

 MLPF & S For Sole Benefit Of Its Customers

 Attn: Fund Admin

 4800 Deer Lake Dr. E, 2nd Floor

Jacksonville, FL 32246-6484

 10.48%

 First Clearing Corporation

 Fay H. Culbreth DDS

 4304 Park Rd.

 Charlotte, NC 28209-2271

 5.86%

 First Clearing LLC

 Sherwood H. Smith Jr.

 408 Drummond Dr.

 Raleigh, NC 27609-7006

 5.02%

 North Carolina Fund - Class I shares

 Wachovia Bank

 Trust Accounts

 Attn: Ginny Batten

 11th Floor CMG-1151

 301 S. Tryon Street

 Charlotte, NC 28282-1915

 48.93%

 Wachovia Bank

 Cash/Reinvest Account

 Attn: Trust Oper Fund Group

 401 S. Tryon Street 3rd Floor CMG 1151

 Charlotte, NC 28202-1934

 47.86%

 South Carolina Fund – Class A shares

None

 None

 South Carolina Fund – Class B shares

 MLPF & S For Sole Benefit Of Its Customers

 Attn: Fund Admin

 4800 Deer Lake Dr. E, 2nd Floor

Jacksonville, FL 32246-6484

 6.41%

 South Carolina Fund – Class C shares

 MLPF & S For Sole Benefit Of Its Customers

 Attn: Fund Admin

 4800 Deer Lake Dr. E, 2nd Floor

Jacksonville, FL 32246-6484

 17.47%

 First Clearing LLC

 Newberry Investment Company of SC LP

 11 Lake Crest Drive

 Greenville, SC 29609-4805

 15.18%

 First Clearing Corporation

 Carson Billy Askins Sr. Trustee

 CB Askins Sr. Rev Trust

 PO Box 969

 Lake City, SC 29560-0969

 9.58%

 South Carolina Fund - Class I shares

 Wachovia Bank

 Trust Accounts

 Attn:  Ginny Batten

 11th Floor CMG-1151

 301 S. Tryon Street

 Charlotte, NC 28282-1915

 48.11%

 Wachovia Bank

 Trust Accounts

 Cash/Reinvest

 1525 West WT Harris Blvd.

 Charlotte, NC 28288-0001

 38.99%

Virginia Fund – Class A shares

 Charles Schwab & Co. Inc.

 Special Custody Account FBO

 Exclusive Benefit of Customers

 Reinvest Account

 101 Montgomery Street/Mutual Funds

 San Francisco, CA 94104

 5.19%

 Tunat & Co.

 c/o Second Bank & Trust

 PO Box 71

 Culpeper, VA 22701-0071

 5.09%

Virginia Fund – Class B shares

None

 None

Virginia Fund – Class C shares

 First Clearing LLC

 Virginia J. Fox

 1142 Basil Rd.

 Mc Lean, VA 22101-1802

 25.66%

 First Clearing Corporation

 Cetron Family Limited Partnership

 Attn:  Marvin Cetron

 3612 Boat Dock Dr.

 Falls Church, VA 22041-1413

 16.14%

 Citigroup Global Markets Inc.

 House Account

 Attn:  Peter Booth 7th Floor

 333 West 34th Street

 New York, NY 10001-2402

 11.80%

Virginia Fund – Class I shares

 Wachovia Bank

 Trust Accounts

 11th Floor CMG-1151

 301 South Tryon Street

 Charlotte, NC 28282-1915

 92.35%

EXPENSES

Advisory Fees

            Evergreen Investment Management Company, LLC (EIMC), a wholly owned subsidiary of Wachovia Corporation (Wachovia), is the investment advisor to the Funds. Wachovia is located at 301 South College
Street, Charlotte, North Carolina 28288-0013. For more information, see “Investment Advisory Agreement” in Part 2 of this SAI.

EIMC is entitled to receive from each Fund an annual fee based on the Fund’s average daily net assets, as follows:

 Florida High Income Fund

 Average Daily Net Assets

 Fee

 first $500 million

 0.47%

 next $500 million

 0.37%

 next $500 million

 0.32%

 over $1.5 billion

 0.27%

 Alabama Fund, Florida Fund, Georgia Fund, Maryland Fund, South Carolina Fund, and Virginia Fund

 Average Daily Net Assets

 Fee

 first $500 million

 0.42%

 next $500 million

 0.37%

 next $500 million

 0.32%

 over $1.5 billion

 0.27%

 North Carolina Fund

 Average Daily Net Assets

 Fee

 first $750 million

 0.42%

 next $250 million

 0.37%

 next $500 million

 0.32%

 over $1.5 billion

 0.27%

Advisory Fees Paid

            Below are the advisory fees paid by each Fund for the last three fiscal years.

 Fiscal Year Ended / Fund

 Advisory Fees Paid

 Advisory Fees Waived

 August 31, 2006

 Alabama Fund

 $84,769

 $132,229

 Florida High Income Fund

 $2,124,552

 $0

 Florida Fund

 $1,644,633

 $0

 Georgia Fund

 $924,357

 $0

 Maryland Fund

 $318,025

 $0

 North Carolina Fund

 $2,711,573

 $0

 South Carolina Fund

 $1,497,813

 $0

 Virginia Fund

 $1,113,420

 $0

 August 31, 2005

 Alabama Fund (1)

 $21,711

 $57,042

 Alabama Fund (2)(3)

 $142,438

 $200,451

 Florida High Income Fund

 $1,869,108

 $0

 Florida Fund

 $1,741,442

 $0

 Georgia Fund

 $928,370

 $0

 Maryland Fund

 $324,825

 $0

 North Carolina Fund

 $2,753,252

 $0

 South Carolina Fund

 $1,559,510

 $0

 Virginia Fund

 $1,204,805

 $0

 August 31, 2004

 Alabama Fund (3)(4)

 $153,361

 $214,706

 Florida High Income Fund

 $2,012,965

 $0

 Florida Fund

 $1,870,023

 $0

 Georgia Fund

 $957,146

 $0

 Maryland Fund

 $323,080

 $0

 North Carolina Fund

 $2,844,215

 $0

 South Carolina Fund

 $1,711,817

 $0

 Virginia Fund

 $1,304,882

 $0

For the four months ended August 31, 2005.  Alabama Fund changed its fiscal year end from April 30 to

August 31, effective August 31, 2005.

For the year ended April 30, 2005.

Amounts paid prior to January 3, 2005 were paid by Alabama Fund’s predecessor fund to its investment advisor, SouthTrust Investment Advisors.

For the year ended April 30, 2004.

Brokerage Commissions

            The Funds paid no brokerage commissions for the last three fiscal years.

Underwriting Commissions

            Below are the underwriting commissions paid by each Fund and the amounts retained by the principal underwriter for the last three fiscal years.  For more information, see “Principal
Underwriter” in Part 2 of this SAI.

 Fiscal Year Ended / Fund

 Total Underwriting Commissions

 Underwriting Commissions Retained

 August 31, 2006

 Alabama Fund

 $29,562

 $2,923

 Florida High Income Fund

 $850,004

 $46,945

 Florida Fund

 $66,480

 $4,308

 Georgia Fund

 $84,498

 $8,270

 Maryland Fund

 $29,043

 $2,466

 North Carolina Fund

 $66,914

 $5,667

 South Carolina Fund

 $109,614

 $11,347

 Virginia Fund

 $70,895

 $4,723

August 31, 2005

 Alabama Fund (1)

 $27,884

 $3,422

 Alabama  Fund (2)

 $1,688

 $170

 Florida High Income Fund

 $845,392

 $50,294

 Florida Fund

 $109,426

 $9,793

 Georgia Fund

 $84,920

 $5,134

 Maryland Fund

 $45,060

 $3,192

 North Carolina Fund

 $108,556

 $5,046

 South Carolina Fund

 $130,595

 $8,712

 Virginia Fund

 $86,490

 $6,541

 August 31, 2004

 Alabama Fund (3)

 $0

 $0

 Florida High Income Fund

 $510,816

 $30,794

 Florida Fund

 $172,137

 $15,174

 Georgia Fund

 $85,261

 $2,602

 Maryland Fund

 $79,375

 $3,231

 North Carolina Fund

 $145,104

 $7,539

 South Carolina Fund

 $140,604

 $5,235

 Virginia Fund

 $132,772

 $6,684

For the four months ended August  31, 2005.  Alabama Fund changed its fiscal year end from April 30 to

        August 31, effective August 31, 2005.

(2)   For the year ended April 30, 2005.

(3)   For the year ended April 30, 2004.

Distribution and/or Service (Rule12b-1) Fees

            Below are the 12b-1 fees paid by each Fund for the fiscal year ended August 31, 2006. For more information, see “Distribution Expenses Under Rule 12b-1” in Part 2 of this SAI. Class I shares do not pay 12b-1 fees.

 Fund

 Class A

 Class B

 Class C

 Distribution Fees

 Service Fees

 Distribution Fees

 Service Fees

 Distribution Fees

 Service Fees

 Alabama Fund

 $760

 $3,049

 $328

 $109

 $9,179

 $3,059

 Florida High Income Fund

 $107,172

 $430,482

 $525,563

 $175,188

 $228,093

 $76,031

 Florida Fund

 $45,770

 $183,937

 $118,229

 $39,410

 $63,800

 $21,267

 Georgia Fund

 $13,110

 $52,672

 $89,603

 $29,868

 $21,677

 $7,225

 Maryland Fund

 $10,722

 $43,083

 $58,211

 $19,404

 $26,188

 $8,730

 North Carolina Fund

 $34,879

 $140,157

 $69,983

 $23,328

 $40,636

 $13,545

 South Carolina Fund

 $26,442

 $106,254

 $73,027

 $24,342

 $49,896

 $16,632

 Virginia Fund

 $32,465

 $130,454

 $125,001

 $41,667

 $17,828

 $5,943

Trustee Compensation

            Listed below is the Trustee compensation paid by the Funds for the fiscal year ended August 31, 2006 and by the Evergreen fund complex for the twelve months ended December 31, 2005. The Trustees do not receive pension or retirement benefits from the Evergreen funds.  For more information, see “Management of the Trust” in Part 2 of this SAI.

 Trustee

 Aggregate Compensation from the Trust for the Fiscal Year Ended 8/31/2006

 Total Compensation from the Evergreen Fund Complex(1) for the Twelve Months Ended 12/31/2005(2)

 Charles A. Austin, III

 $4,692

 $203,500

 Shirley Fulton[3]

 $3,806

 $167,000

 K. Dun Gifford

 $3,762

 $186,500

 Leroy Keith Jr.

 $3,853

 $168,000

 Gerald M. McDonnell

 $3,795

 $168,000

 Patricia B. Norris

 $370

 N/A4

 William Walt Pettit

 $3,806

 $167,000

 David M. Richardson

 $3,795

 $168,000

 Russell A. Salton, III

 $4,428

 $191,500

 Michael S. Scofield

 $6,920

 $285,000

 Richard J. Shima

 $4,385

 $186,500

 Richard K. Wagoner

 $4,036

 $168,000

The Evergreen Fund Complex consists of ten open-end investment management companies representing eighty-nine separate series and four closed-end funds.

(2)   The Trustees have a Deferred Compensation Plan which provides Trustees with the option to defer all of part of their compensation. The Trustees may elect to earn a rate of return on any deferred compensation by selecting hypothetical investments in
Evergreen investment media in an amount equal to the deferred compensation. A Trustee may elect when to receive distributions of such deferred amounts, but may not receive a distribution before the earlier of the first business day of January following (a) a date five years following the deferral election or (b) the year in which the Trustee ceases to be a member of the Board of Trustees. Pursuant to the Deferred Compensation Plan, payments due under the Deferred Compensation Plan are unsecured obligations of the Evergreen funds. Also pursuant to the Trustees Deferred Compensation Plan, certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 2005. The amounts listed below will be payable in later years to the respective
Trustees:

         Austin                              $132,275

         Fulton                               $41,750

         McDonnell                        $50,400

         Pettit                                 $50,100

Shima                                        $93,250

(3)   Shirley L. Fulton served as a Trustee through November 20, 2006.

(4)   Patricia B. Norris became a Trustee effective July 1, 2006 and did not receive any compensation from the Evergreen Fund Complex for the period indicated.

COMPUTATION OF CLASS A OFFERING PRICE

            Class A shares are sold at the net asset value (NAV) plus a sales charge. Below is an example of the method of computing the offering price of Class A of each Fund. The example assumes a purchase of Class A shares of each Fund aggregating less than $50,000 based upon the NAV of each Fund’s Class A shares at August 31, 2006. For more information, see “Purchase and Redemption of Shares” and “Pricing of Shares” in Part 2 of
this SAI.

           Fund

 Net Asset Value Per Share

 Sales Charge

 Per Share (1)

 Offering Price Per Share

 Alabama Fund

 Class A

 $10.36

 4.75%

 $10.88

 Florida High Income Fund

 Class A

 $10.26

 4.75%

 $10.77

 Florida Fund

 Class A

 $9.30

 4.75%

 $9.76

 Georgia Fund

 Class A

 $10.04

 4.75%

 $10.54

 Maryland Fund

 Class A

 $10.96

 4.75%

 $11.51

 North Carolina Fund

 Class A

 $10.30

 4.75%

 $10.82

 South Carolina Fund

 Class A

 $10.16

 4.75%

 $10.67

 Virginia Fund

 Class A

 $10.23

 4.75%

 $10.74

(1)        The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

SERVICE PROVIDERS

Administrator

            Evergreen Investment Services, Inc. (EIS), 200 Berkeley Street, Boston, Massachusetts 02116-5034, a subsidiary of Wachovia and an affiliate of EIMC, serves as administrator to each Fund, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive an annual fee from each Fund at the following rate:

 Average Daily Net Assets
 of the Evergreen Funds
 (Excluding Money Market Funds and Evergreen Institutional Enhanced Income Fund)

Administrative
 Services Fee Rates

 First $50 billion

0.10%

 Next $25 billion

0.09%

 Next $25 billion

 0.08%

 Next $25 billion

 0.075%

 On assets over $125 billion

 0.05%

Below are the administrative service fees paid by each Fund for the last three fiscal years.

 Fiscal Year/Fund

 Administrative Fees Paid

 August 31, 2006

 Alabama Fund

 $51,377

 Florida High Income Fund

 $449,547

 Florida Fund

 $389,404

 Georgia Fund

 $218,854

 Maryland Fund

 $75,300

 North Carolina Fund

 $642,043

 South Carolina Fund

 $354,654

 Virginia Fund

 $263,634

 August 31, 2005

 Alabama Fund (1)

 $18,675

 Alabama Fund (2)(3)

 $56,902

 Florida High Income Fund

 $396,524

 Florida Fund

 $413,446

 Georgia Fund

 $220,405

 Maryland Fund

 $77,117

 North Carolina Fund

 $653,654

 South Carolina Fund

 $370,256

 Virginia Fund

 $286,043

 August 31, 2004

 Alabama Fund (3)(4)

 $58,268

 Florida High Income Fund

 $402,443

 Florida Fund

 $444,949

 Georgia Fund

 $227,744

 Maryland Fund

 $76,873

 North Carolina Fund

 $676,746

 South Carolina Fund

 $407,309

 Virginia Fund

 $310,482

For the four months ended August 31, 2005. Alabama Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2005.

For the year ended April 30, 2005.

Amounts paid prior to March 21, 2005 were paid to Alabama Fund’s predecessor administrator.

For the year ended April 30, 2004.

Distributor

            EIS is also the distributor to the Funds and markets the Funds through broker‑dealers and other financial representatives and receives payments pursuant to each Fund’s 12b-1 plans. EIS is an affiliate of EIMC, which is an affiliate of each Fund.

Transfer Agent

            Evergreen Service Company, LLC (ESC), P.O. Box 8400, Boston, Massachusetts 02266-8400, a subsidiary of Wachovia and an affiliate of EIMC, is the Funds’ transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. Each Fund pays ESC annual fees as follows:

 Fund Type

 Annual Fee Per Open Account*

 Annual Fee Per Closed Account**

 Monthly Dividend Funds

 26.50

 9.00

 Quarterly Dividend Funds

 21.50

 9.00

 Semiannual Dividend Funds

 21.50

 9.00

 Annual Dividend Funds

 21.50

 9.00

                                 *         For shareholder accounts
only. The Funds pay ESC cost plus 15% for broker accounts.

**       Closed accounts are maintained on the system in order to facilitate historical tax information.

Below are the transfer agency fees paid by the Funds to ESC for the last fiscal year. A portion of the fees listed below was paid to Wachovia Securities, Inc., an affiliate of EIMC and Wachovia Corporation.

 Fund

 Total Transfer Agency Fees Paid for the Fiscal Year Ended August 31, 2006

 Alabama Fund

 $5,219

 Florida High Income Fund

 $179,744

 Florida Fund

 $94,409

 Georgia Fund

 $29,187

 Maryland Fund

 $31,906

 North Carolina Fund

 $56,799

 South Carolina Fund

 $45,903

 Virginia Fund

 $77,160

Independent Registered Public Accounting Firm

            KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of the Funds.

Custodian

            State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, keeps custody of the Funds’ securities and cash and performs other related duties.

Legal Counsel

            Ropes & Gray LLP, One International Place, Boston, MA 02110-2624, acts as the counsel to the Funds.

            Sullivan & Worcester LLP, 1666 K Street, N.W., Washington, D.C. 20006, acts as counsel to the non-interested Trustees of the Trust.

FINANCIAL STATEMENTS

            The audited financial statements for Florida Municipal Bond Fund's fiscal year ended August 31, 2006, including notes thereto, and the report of KPMG LLP, the independent registered public accounting firm thereon are incorporated by reference to the Fund's August 31, 2006 Annual Report. Florida Municipal Bond Fund's’s Annual Report was filed electronically with the SEC on November 3, 2006 (Accession No. 0000936772-06-000215).  The audited financial statements for Municipal
Bond Fund's fiscal year ended May 31, 2006, including notes thereto, and the report of KPMG LLP, the independent registered public accounting firm thereon are incorporated by reference to the Fund's May 31, 2006 Annual Report, as restated January 25, 2007. Municipal Bond Fund's’s Annual Report was filed electronically with the SEC on January 25, 2007 (Accession No. 0001379491-07-000003). Municipal Bond
Fund's’s Annual Report was filed electronically with the SEC on January , 2006 (Accession No. 0000936772-06-000215).  A copy of each Annual Report may be obtained without charge by writing Evergreen Service Company, LLC, P.O. Box 8400, Boston, Massachusetts 02266-8400, by calling toll-free at 1.800.343.2898 or by downloading it off our website at EvergreenInvestments.com.

Statement of Additional Information (SAI)

PART 2

ADDITIONAL INFORMATION ON SECURITIES

AND INVESTMENT PRACTICES

            The prospectus describes the Fund’s investment goal and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use.  Some of the information below may not apply to the Fund or the Class in which you are interested.

Money Market Instruments

The Fund may invest up to 100% of its assets in high-quality money market instruments, such as notes, certificates of deposit, commercial paper, banker’s acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy.

U.S. Government Agency Securities

The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

            In general, securities issued by U.S. Government-sponsored entities are backed only by (i) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (ii) the credit of the agency or instrumentality issuing the securities or guaranteeing the obligations.  Generally, the U.S. Government agencies issuing these securities, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. Government or U.S. Treasury.  This means that, in most cases, securities issued or guaranteed by U.S. Government agencies are supported only by the credit of the issuing agency, standing alone.  One important exception is securities issued and guaranteed by the Government National Mortgage Association, which are backed by the full faith and credit of the U.S. Government.

            Some examples of government agencies and instrumentalities that do not receive financial support from the U.S. Government or U.S. Treasury and whose securities and obligations are supported only by the credit of the issuing agency include the following.

(i)   Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

(ii)   Farmers Home Administration;

(iii)  Federal Home Loan Banks;

(iv)  Federal Home Loan Mortgage Corporation;

Federal National Mortgage Association; and

Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association (GNMA). The Fund may invest in securities issued by the GNMA, a corporation wholly owned by the U.S. Government.  GNMA securities or "certificates" represent ownership in a pool of underlying mortgages.  The timely payment of principal and interest due on these securities is guaranteed by GNMA.

            Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments.  While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30‑year bond.

            The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool.  Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool.  In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

            Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long‑term rates because of the prepayment feature.  For instance, when interest rates decline, prepayments of the underlying mortgages are likely to increase as the holders of the underlying mortgages seek refinancing.  As a result, the value of a
GNMA certificate is not as likely to rise as the value of a comparable debt security would in response to the same decline.  In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When‑Issued, Delayed‑Delivery and Forward Commitment Transactions

The Fund may purchase securities on a when‑issued or delayed-delivery basis and may purchase or sell securities on a forward commitment basis.  Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

            The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date.  Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth.  In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when‑issued, delayed-delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due.  The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

            Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund.  In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale.  If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

            The Fund may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. Government securities, or banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of
Trustees.  In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within a period of time usually not exceeding seven days.  The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security.  A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

            The Fund’s custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily.  To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.  In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action.  The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities.

Reverse Repurchase Agreements

            The Fund may enter into reverse repurchase agreements.  These transactions are similar to borrowing cash.   In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

            When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date.
The segregated account is marked to market daily and maintained until the transaction is settled.

Leverage

            The Fund may engage in transactions that create leverage with up to 30% of its net assets in accordance with EIMC’s Leverage Policy.  Leverage creates special risks for the Fund which are created when an investment exposes the Fund to a level of risk that exceeds the amount invested.  Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.  Examples of transactions which create leverage include uncovered mortgage dollar rolls and investments in when-issued securities (see descriptions herein) as well as investing in securities that are issued on a “to-be-announced” basis (commonly referred to as “TBAs”) which are purchased prior to their actual issuance. Examples of transactions which are not included in the calculation of the Fund’s total leverage-creating transactions are covered dollar rolls and collateralized securities lending in which the collateral received by the Fund is invested in cash equivalents.

Dollar Roll Transactions

            The Fund may enter into "dollar rolls" in which the Fund sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date.  In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages.  The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold.  The Fund could also be compensated through receipt of fee income.

Dollar rolls are not treated as borrowings or other senior securities and will be excluded from the calculation of the Fund’s borrowings and other senior securities.  Investing in dollar rolls creates leverage (unless they are “covered dollar
rolls,” see description below) and are included in the calculation of the Fund’s total leverage-creating transactions.   In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.

Covered Dollar Rolls

The Fund may enter into covered dollar rolls which are the same as the dollar roll transactions described above except that the dollar roll position is offset with a cash or cash equivalent position. The offsetting cash/cash equivalent position effectively collateralizes the Fund’s right to receive the security at the end of the roll period, and also serves to minimize the leveraging effect of the transaction. Covered dollar rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund’s borrowings and other senior securities. Covered dollar rolls are not considered to be a transaction that creates leverage and will be excluded from the calculation of the Fund’s total leverage-creating transactions.

Securities Lending

            The Fund may lend portfolio securities to brokers, dealers and other financial institutions to earn additional income for the Fund.  These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral.  Any investment of collateral by the Fund would be made in accordance with the Fund's investment objective and policies described in the prospectus.

Convertible Securities

The Fund may invest in convertible securities. Convertible securities include fixed‑income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, bonds with warrants attached or bonds with a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment advisor evaluates the investment characteristics of the convertible security as a fixed‑income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Preferred Stocks

            The Fund may purchase preferred stock.  Some preferred stock, unlike common stock, has a stated dividend rate payable from the corporation’s earnings.  Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate.  “Cumulative” dividend provisions require all or a portion of prior unpaid dividends to be paid.

            If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.  Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline.  Preferred stock also generally has a preference over common stock on the distribution of a corporation’s assets in the event of liquidation of the corporation.  Preferred stock may be “participating” stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.  The rights of preferred stock on distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities.

Warrants

The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Swaps, Caps, Floors and Collars

            The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars.  The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date.  The Fund would use these transactions as hedges and not as speculative investments and would not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay.
Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal.  A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices.  The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount.  The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.  A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

            The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.  The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor’s Ratings Services (S&P) or Moody's Investors Service, Inc. (Moody’s) or has an equivalent rating from another nationally recognized statistical rating organization or is determined to be of equivalent credit quality by the Fund's investment advisor.  If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction.  As a result, the swap market has become relatively liquid.  Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Indexed Securities

            The Fund may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

            Indexed securities differ from other types of debt securities in which the Fund may invest in several respects.  First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated).  The reference instrument need not be related to the terms of the indexed security.  For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies.  An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases.  Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

            Investment in indexed securities involves certain risks.  In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of the underlying reference instruments.  Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity.  Finally, indexed securities may be more volatile than the reference instruments underlying the indexed securities.

            To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging.  Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar.  Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's securities are or are expected to be denominated, and to buy U.S. dollars.  The amount of the contract would not exceed the value of the Fund’s securities denominated in linked currencies.  For example, if the Fund's investment advisor considers that the Austrian schilling is linked to the German deutschmark (the "D-mark"), the Fund holds securities denominated in schillings and the investment advisor believes that the value of schillings will decline against the U.S. dollar, the investment advisor may enter into a contract to sell D-marks and buy dollars.

Options and Futures Strategies

The Fund may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which the investment advisor plans to purchase through the writing and purchase of options and the purchase or sale of futures contracts and related options.  Expenses and losses incurred as a result of such hedging strategies will reduce the Fund’s current return.

The ability of the Fund to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments.  It is impossible to predict the amount of trading interest that may exist in various types of options or futures.  Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes stated below.

Writing Covered Options on Securities.  The Fund may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the investment advisor determines is appropriate in seeking to attain the Fund’s investment objective.  Call options written by the Fund give the holder the right to buy the underlying security from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.

The Fund may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options.  A put option would be considered “covered” if the Fund owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the “covered” option at all times while the put option is outstanding.  A call option is covered if the Fund owns or has the right without additional compensation to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period.  A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Fund owns or has the right to acquire.  In the case of a call written for cross-hedging purposes or a put option, the Fund will maintain in a segregated account at the Fund’s custodian bank cash or short-term U.S. government securities with a value equal to or greater than the Fund’s obligation under the option.  The Fund may also write combinations of covered puts and covered calls on the same underlying security.

The Fund will receive a premium from writing an option, which will increase the Fund’s return in the event the option expires unexercised or is terminated at a profit.  The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security.  By writing a call option, the Fund will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option.  By writing a put option, the Fund will assume the risk that it may be required to purchase the underlying security for a price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds market price plus the amount of the premium received.

The Fund may terminate an option which it has written prior to its expiration, by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.  The Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option.  Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Purchasing Put and Call Options on Securities.  The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value.  This protection is provided during the life of the put option since the Fund, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security’s market price.  For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs.  By using put options in this manner, any profit which the Fund might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

            The Fund may also purchase a call option to hedge against an increase in price of a security that it intends to purchase.  This protection is provided during the life of the call option since the Fund, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price.  For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.  By using call options in this manner, any profit which the Fund might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

Futures Contracts and Options on Futures.  The Fund may enter into financial futures contracts and write options on futures contracts.    The Fund may enter into such contracts for hedging purposes or for other purposes described from time to time in the prospectus.  A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month.  A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index.  The Fund does not make payment or deliver securities upon entering into a futures contract.  An interest rate futures contract does not typically require delivery of securities or other investments, but contemplates payment based on changes on one or more interest rates (such as U.S. Treasury or Eurodollar rates).  Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

            The Fund may sell or purchase futures contracts.  When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases.  Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities.  If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines.  The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

              A put option purchased by the Fund on a futures contract would give it the right to assume a position as the seller of a futures contract.  A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract.  The purchase of an option on a futures contract requires the Fund to pay a premium.  In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract.  If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

            The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions.
The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market.  There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance  that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time.  If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

            Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions.  Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments.  This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

            The Fund does not intend to use futures transactions for speculation or leverage.  The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund.  The Fund will not change these policies without supplementing the information in the prospectus or SAI.

“Margin” in Futures Transactions.  Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract.  Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted).  The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions.  Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

            A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded.  Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract.  This process is known as "marking to market”.  Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired.  In computing its daily net asset value the Fund will mark‑to‑market its open futures positions.  The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Limitations.  The Fund will not purchase or sell futures contracts or options on futures contracts if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts would exceed 5% of the net assets of the Fund unless the transaction meets certain “bona fide hedging” criteria. The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts.  If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

Risks of Options and Futures Strategies.  The effective use of options and futures strategies depends, among other things, on the Fund’s ability to terminate options and futures positions at times when the investment advisor deems it desirable to do so.  Although the Fund will not enter into an option or futures position unless the investment advisor believes that a liquid market exists for such option or future, there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.  The investment advisor generally expects that options and futures transactions for the Fund will be conducted on recognized exchanges.  In certain instances, however, the Fund may purchase and sell options in the over-the-counter market.  The staff of the Securities and Exchange Commission (SEC) considers over-the-counter options to be illiquid.  The Fund’s ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

                The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of any hedge.  The successful use of these strategies also depends on the ability of the Fund’s investment advisor to forecast correctly interest rate movements and general stock market price movements.  The risk increases as the composition of the securities held by the Fund diverges from the composition of the relevant option or futures contract.

Brady Bonds

            The Fund may also invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds were created in 1989, and, accordingly, do not have an extensive payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the
Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Obligations of Foreign Branches of United States Banks

The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation.  Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk).  In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium.  Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Foreign Securities

            The Fund may invest in foreign securities or U.S. securities traded in foreign markets.  In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit.  The Fund may also invest in Canadian commercial paper and
Europaper.  These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers.  Such risks include the possibility of adverse political and economic developments;
imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations.  Such investments may also entail higher custodial fees and sales commissions than domestic investments.  Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations.  Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

The Fund may also invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable than those of developed countries.  Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large price fluctuations; however, these markets may also provide higher long-term rates of return.

Inter-American Development Bank and World Bank (formerly known as the International Bank for Reconstruction and Development)

The Fund may be subject to risks associated with obligations of the Inter-American Development Bank and World Bank (formerly known as the International Bank for Reconstruction and Development).  Because these entities are not governmental entities with taxing authority, and may be supported only by appropriate but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

Foreign Currency Transactions

            As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date).  The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract.  The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated.  Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.  The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar.  Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund.  The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.  The Fund may also create a net long position versus a foreign currency, engage in currency-hedge and currency proxy-hedge transactions.

Currency Cross-hedge

A currency cross-hedge enables the advisor to reduce exposure in one foreign currency relative to exposure in a second foreign currency. This strategy would make sense when the Fund wants to maintain its overall foreign currency exposure, but feels that some of the currencies are relatively more attractive.  An example would be where the advisor feels that the British Pound is more attractive than the Euro, and cross-hedges some Euro-denominated bonds back to the Pound Sterling.  The overall foreign currency exposure stays constant, but the relative weighting of the Pound versus the Euro increases.

Currency Proxy-hedge

A currency proxy-hedge enables the advisor to hedge a foreign currency exposure back to the U.S. dollar by using a second currency that has a high correlation to the actual long position, but where the second currency hedge would be either more liquid or less costly.  An example might be where the Fund owns a position denominated in Indonesian Rupiah, but where the Yen has higher liquidity and is deemed a more cost effective hedge.

Creating a Net Long Position Versus a Foreign Currency

Creating a net long position would be a situation where the advisor of the Fund wishes to create exposure to a currency that exceeds the value of securities denominated in that currency that are held by the Fund.  An example might be where the advisor has reduced his weighting in Japanese bonds to 10% below the benchmark due to concerns with the bonds, but wants to maintain a market weighting in the Yen.  Creating a long position in the Yen would accomplish this result.

Premium Securities

            The Fund may at times invest in premium securities which are securities bearing coupon rates higher than prevailing market rates.  Such "premium" securities are typically purchased at prices greater than the principal amount payable on maturity.  Although the Fund generally amortizes the amount of any such premium into income, the Fund may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the purchase price. Additionally, the Fund may recognize a capital loss if it holds such securities to maturity.

High Yield, High Risk Bonds

The Fund may invest a portion of its assets in lower rated bonds.  Bonds rated below BBB by S&P or Fitch IBCA, Inc. (Fitch) or below Baa by Moody’s, commonly known as “junk bonds,” typically offer high yields, but also usually high risk.  While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments.  Investors should be aware of the following risks:

            (1)    The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged.  Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing.  Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

            (2)    The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

                (3)     The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise.  For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost.  The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher‑rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

            (4)    The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely affect (a) the bond's market price, (b) the Fund's ability to sell the bond, and (c) the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

For bond ratings descriptions, see “Corporate and Municipal Bond Ratings” below.

Sovereign Debt Obligations

The Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Illiquid and Restricted Securities

            The Fund may not invest more than 15% (10% for money market funds) of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books. The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws.  Rule
144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade among qualified institutional investors.  Since Rule 144A securities and other investments may have limited markets, the Funds’ portfolio manager, pursuant to procedures adopted by the Board of Trustees, will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above.

Investment in Other Investment Companies

            The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act.  Currently, with limited exceptions, the Fund may not (1) own more than 3% of the outstanding voting shares of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies.  However, the Fund may invest all of its investable assets in securities of a single open‑end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.  Investing in other investment companies may expose a Fund to duplicate expenses and lower its value.

Notwithstanding the foregoing, as a result of an exemptive order received from the SEC, the Fund may invest cash balances in shares of money market funds advised by the Fund’s investment advisor or an affiliate of the investment advisor, in amounts up to 25%
of the Fund’s total assets.

Short Sales

A short sale is the sale of a security the Fund has borrowed.  The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender.  After a short sale is completed, the value of the security sold short may rise.  If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

            The Fund may engage in short sales, but it may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.  The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal Securities

The Fund may invest in municipal bonds of any state, territory or possession of the United States (U.S.), including the District of Columbia. The Fund may also invest in municipal bonds of any political  subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions.  Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works.  Municipal bonds may also be issued to refinance public debt.

            Municipal bonds are mainly divided between "general obligation" and "revenue" bonds.  General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax.  They are repaid from the issuer's general revenues.  Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer.  In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

            The Fund may also invest in industrial development bonds.  Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations.  The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities.  To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax.  However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

            The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating.  Municipal bonds are rated by S&P, Moody's and Fitch.  Such ratings, however, are opinions, not absolute standards of quality.  Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield.  Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund.  Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

            The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due.  Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors.  Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default.  Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issuer's weaknesses.  Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due.  In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund and other Evergreen funds.

            From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds.  Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund.  If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.   In order for
the interest on a municipal security to be tax exempt, the municipal security must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

U.S. Virgin Islands, Guam and Puerto Rico

The Fund may invest in obligations of the governments of the U.S. Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named.  The Fund does not presently intend to invest more than (a) 10% of its net assets in the obligations of each of the U.S. Virgin Islands and Guam or (b) 25% of its net assets in the obligations of Puerto Rico.  Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the U.S. Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

Tender Option Bonds

A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates.  The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution.  As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination.  Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate.  An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond.  The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity.  There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax.  Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, payment default or a disqualification from tax-exempt status.

Master Demand Notes

The Fund may invest in master demand notes.  These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower.  Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed.  The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount.  The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice).  Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year.  The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.   Because these types of
notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time.  Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund‘s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand.  These notes are not typically rated by credit rating agencies.
Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for high quality commercial paper, i.e., rated A-1 by S&P, Prime-1 by Moody’s or F-1 by Fitch.

Payment‑in‑kind Securities

The Fund may invest in payment‑in‑kind (PIK) securities. PIKs pay interest in either cash or additional securities, at the issuer's option, for a specified period.  The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow.  Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

An advantage of PIKs for the issuer ‑‑ as with zero coupon securities ‑‑ is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash‑paying securities.  However,
PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

As a group, PIK bonds trade flat (i.e., without accrued interest).  Their price is expected to reflect an amount representing accreted interest since the last payment.  PIKs generally trade at higher yields than comparable cash‑paying securities of the same issuer.  Their premium yield is the result of the lesser desirability of non‑cash interest, the more limited audience for non‑cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds

The Fund may invest in zero coupon "stripped" bonds. These represent ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds.  The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series.  Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities.  Each zero coupon bond entitles the holder to receive a single payment at maturity.  There are no periodic interest payments on a zero coupon bond.  Zero coupon bonds are offered at discounts from their face amounts.

In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations.  Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price.  The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield"
method.  Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss.  If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing an interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage‑Backed or Asset‑Backed Securities

The Fund may invest in mortgage‑backed securities and asset‑backed securities.  Two principal types of mortgage‑backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs).
CMOs are securities collateralized by mortgages, mortgage pass‑throughs, mortgage pay‑through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage‑backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties).  Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only.  Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass‑throughs to be prepaid prior to their stated maturity.  Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass‑throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

In addition to mortgage‑backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over‑the‑counter and typically have a short‑intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due.  Most issuers of asset‑backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset‑backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of related asset‑backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

In general, issues of asset‑backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset‑backed securities may default and/or may suffer from these defects.  In evaluating the strength of particular issues of asset‑backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

TBA Mortgage Securities

TBA refers to “To Be Announced.”  These types of securities are mortgage pools where the issuer has defined and agreed to, in advance, the terms for investors, but has not yet specified the mortgages that will act as collateral.

Variable or Floating Rate Instruments

The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit.  Variable or floating rate instruments bear interest at a rate which varies with changes in market rates.  The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity.  A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula.  The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long‑term bond or commercial paper ratings applicable to permitted investments for the Fund.  The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Real Estate Investment Trusts

            The Fund may invest in investments related to real estate including real estate investment trusts (REITs), including equity REITs and mortgage REITs.  Equity REITs invest the majority of their assets directly in real property, derive their income primarily from rents and can also realize capital gains by selling properties that have appreciated in value.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments.  Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates.  In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage REITs may be affected by borrower default risk and interest rate risk.  REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.  Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal
Revenue Code of 1986, as amended (the “Code”) and to maintain exemption from the 1940 Act.  In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

Limited Partnerships

The Fund may invest in limited and master limited partnerships.  A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement.  Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

For an organization classified as a partnership under the Code, each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the SEC and are freely exchanged on a securities exchange or in the over-the-counter market.

Stand-by Commitments

When the Fund purchases tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those tax-exempt securities.  A stand-by commitment may be considered a security independent of the state tax-exempt security to which it relates.  The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying tax-exempt security to a third party at any time.  The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration.  No Fund expects to assign any value to stand-by commitments.

Domestic Equity Depositary Receipts

The Fund may invest in Domestic Equity Depositary Receipts. These instruments represent interests in a unit investment trust (“UIT”) that holds a portfolio of common stocks that is intended to track the price and dividend performance of a particular index.  Common examples of Domestic Equity Depositary Receipts include S&P Depositary Receipts (“SPDRs”) and Nasdaq 100 Shares, which may be obtained from the UIT issuing the securities or purchased in the secondary market (SPDRs and Nasdaq 100
Shares are listed on the American Stock Exchange).

Domestic Equity Depositary Receipts are not individually redeemable, except upon termination of the UIT that issued them.  The liquidity of small holdings of Domestic Equity Depositary Receipts depends upon the existence of a secondary market.

The redemption price (and therefore the sale price) of Domestic Equity Depositary Receipts is derived from and based upon the securities held by the UIT that issued them.  Accordingly, the level of risk involved in the purchase or redemption or sale of a
Domestic Equity Depositary Receipt is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the price of Domestic Equity Depositary Receipts is based on the value of a basket of stocks.  Disruptions in the markets for the securities underlying Domestic Equity Depositary Receipts purchased or sold by the Fund could result in losses on Domestic Equity Depositary Receipts.

PURCHASE AND REDEMPTION OF SHARES

You may buy shares of the Fund through Evergreen Investment Services, Inc. (EIS), broker‑dealers that have entered into special agreements with EIS or certain other financial institutions.  With certain exceptions, the Fund may offer up to eight different classes of shares that differ primarily with respect to sales charges and distribution fees.  Depending upon the class of shares, you will pay a front-end sales charge when you buy the Fund's shares, a contingent deferred sales charge (CDSC) when you redeem the Fund's shares or no sales charges at all.  Each Evergreen fund offers different classes of shares.  Refer to the prospectus to determine which classes of shares are offered by each Fund.

Class A Shares

The Fund’s prospectus describes the sales charges applicable to purchases of Class A shares.

There is no front-end sales charge imposed on Class A shares of Evergreen’s money market funds. However, when exchanging from Class A shares of a money market fund to a non-money market fund within the Evergreen funds family, a sales charge will be imposed on the exchange, unless the shares have been subject to a previous sales charge.

In addition to the circumstances described in the prospectus, no front-end sales charges are imposed on Class A shares purchased by shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families (as defined in the prospectus).  As described in the prospectus, current and retired Directors, Trustees, officers and employees of the Evergreen funds and Wachovia Corporation and its affiliates, and members of each such individual’s immediate family, and employees of broker-dealer firms that have entered into dealer agreements with EIS, and members of each such individual’s immediate family, are eligible to purchase Class A shares at net asset value (NAV).  Accounts opened while the individual (or his or her immediate family member) is in a position giving rise to these privileges will continue to have the privilege of purchasing Class A shares at NAV after termination of the position; however, accounts opened after termination of the position (in the absence of any other circumstances giving rise to the privilege to purchase Class A shares at NAV) will not be eligible for purchases of Class A shares at NAV.  These provisions are generally intended to provide additional job-related incentives to persons who serve the Fund or work for companies associated with the Fund and selected dealers and agents of the Fund.  Since these persons are in a position to have a basic understanding of the nature of an investment company as well as a general familiarity with the Fund, sales to these persons, as compared to sales in the normal channels of distribution, require substantially less sales effort.  Similarly, these provisions extend the privilege of purchasing shares at NAV to certain classes of institutional investors who, because of their investment sophistication, can be expected to require significantly less than normal sales effort on the part of the Fund and EIS.  Furthermore, the provisions allow the Fund to be competitive in the mutual fund industry, where similar allowances are common.

In addition, in connection with the terms of a merger, acquisition or exchange offer made under a plan of reorganization, Class A shares may be purchased at NAV by certain investors of acquired funds who remain investors in the Evergreen funds, including former
Class IS shareholders of Evergreen Strategic Value Fund, former Investor class shareholders of Undiscovered Managers Funds, former shareholders of two funds managed by Grantham, Mayo, Van Otterloo & Co. (the GMO Global Balanced Allocation Fund and the GMO Pelican
Fund) former shareholders of an Atlas Fund and former shareholders of America’s Utility Fund.

Class B Shares

The Fund’s prospectus describes the sales charges applicable to purchases of Class B shares.

Effective through March 31, 2007, Class B shares that have been outstanding for eight years will automatically convert to Class A shares without imposition of a front‑end sales charge or exchange fee.  Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to Evergreen Service Company, LLC (ESC).

Effective April 1, 2007, Class B shares that have been outstanding for eight years will automatically convert to Class A shares without imposition of a front‑end sales charge or exchange fee.  Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to Evergreen Service Company, LLC (ESC).

Class C Shares, Class I Shares (also referred to as Institutional Shares), Class R Shares, Class S Shares, Class S1 Shares, Administrative Shares, Institutional Service Shares, Investor Shares, Participant Shares, Reserve Shares and Resource Shares

The Fund’s prospectus describes, if applicable, the sales charges applicable to purchases of Class C shares, Class I shares (also referred to as Institutional shares), Class R shares, Class S shares, Class S1 shares, Administrative shares, Institutional
Service shares, Investor shares, Participant shares, Reserve shares and Resource shares.

Contingent Deferred Sales Charge

The Fund charges a CDSC on certain share classes as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1”
below).  Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares do not charge a CDSC.

Redemption-in-kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's NAV (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the Fund's NAV at the beginning of the period.

Exchanges

Investors may exchange shares of the Fund for shares of the same class of any other Evergreen fund (except Evergreen Institutional Enhanced Income Fund) which offers the same class of shares. See “By Exchange” under “How to Buy Shares” in the prospectus.  Before you make an exchange, you should read the prospectus of the Evergreen fund into which you want to exchange.  The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.
There is no front-end sales charge imposed on Class A shares of Evergreen’s money market funds. However, when exchanging from Class A shares of a money market fund to a non-money market fund within the Evergreen funds family, a sales charge will be imposed on the exchange, unless the shares have been subject to a previous sales charge.

Automatic Reinvestment

As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares.  However, ESC will automatically reinvest all subsequent dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record.  When a check is returned, the Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins.  Uncashed or returned redemption checks will also be handled in the manner described above.

PRICING OF SHARES

Calculation of Net Asset Value (NAV)

                The Fund calculates its NAV once daily on Monday through Friday, as described in the prospectus.  The Fund will not compute its NAV on the days the New York Stock
Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Evergreen reserves the right to adjust the time the Fund calculates its NAV to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

                The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

            Current values for the Fund's portfolio securities are determined as follows:

                        (1)  Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

                        (4)  Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded.  If there has been no sale, the securities are valued at the mean between bid and asked prices.  Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market.  The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

                        (5)  Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market value.

Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor’s opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

Investments in other mutual funds are valued at net asset value.

The Evergreen Money Market Funds, as permitted under Rule 2a-7 of the 1940 Act, generally value their securities at amortized cost, which approximates market value.

PRINCIPAL UNDERWRITER

            EIS is the principal underwriter for the Trust and with respect to each class of shares of the Fund.  The Trust has entered into a Principal Underwriting Agreement (Underwriting Agreement)
with EIS with respect to each class of the Fund.

            EIS, as agent, has agreed to use its best efforts to find purchasers for the shares.  EIS may retain and employ representatives to promote distribution of the shares and may obtain orders from broker‑dealers, and others, acting as principals, for sales of shares to them.  The Underwriting Agreement provides that EIS will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

            All subscriptions and sales of shares by EIS are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Agreement and Declaration of
Trust (the “Declaration of Trust”), By‑Laws, current prospectuses and SAI.  All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received.  Under the Underwriting
Agreement, the Fund is not liable to anyone for failure to accept any order.

            EIS has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares.  EIS has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of EIS or any other person for whose acts EIS is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

            The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the “Independent Trustees”), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

            The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement.  The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

            From time to time, if, in EIS's judgment, it could benefit the sales of shares, EIS may provide to selected broker‑dealers promotional materials and selling aids.

DISTRIBUTION EXPENSES UNDER RULE 12b-1

The Fund bears some of the costs of selling its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve, Resource and Class R shares (“Share Classes”), as applicable, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act.  These 12b-1 fees are indirectly paid by the shareholder, as shown by the Fund’s expense table in the prospectus. The 12b-1 fees are composed of service fees and/or distribution fees which are described further below. Certain Wachovia affiliates receive 12b-1 fees from the Funds.

Class I and Institutional shares of the Fund do not pay 12b-1 fees.

Under the Distribution Plans (each a “Plan,” together, the “Plans”) that the Fund has adopted for its Share Classes, the Fund may incur expenses for 12b-1 fees up to a maximum annual percentage of the average daily net assets attributable to a class, as described below. Amounts paid under the Plans are used to compensate EIS pursuant to Principal Underwriting Agreements (each an “Agreement,” together, the “Agreements”) that the Fund has entered into with respect to its Share
Classes, as applicable.

 Class

 Current Maximum

 12b-1 Fees Allowed Under the Plans

 A

 0.75%(a)

 B

 1.00%

 C

 1.00%

 S

 0.75%(b)

 S1

 0.75%(b)

 Administrative

 0.75%(c)

 Institutional Service

 0.75%(d)

 Investor

 0.75%(e)

 Participant

 0.75%(f)

 Reserve

 0.75%(g)

 Resource

 1.00%(h)

 R

 1.00%(i)

(a) Currently limited to 0.30% or less on Evergreen funds. Of this amount 0.25% is to be used exclusively as a service fee.  See the expense table in the prospectus of the Fund in which you are interested.

(b) Currently limited to 0.60% or less on Evergreen money market funds. Of this amount 0.25% is to be used exclusively as a service fee.  See the expense table in the prospectus of the Fund in which you are interested.

(c) Currently limited to 0.05% or less on Evergreen institutional money market funds. This amount is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(d) Currently limited to 0.25% or less on Evergreen institutional money market funds or other Evergreen funds offering Institutional Service shares. This amount is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(e) Currently limited to 0.10% or less on Evergreen institutional money market funds. This amount is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(f) Currently limited to 0.50% or less on Evergreen institutional money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(g) Currently limited to 0.65% or less on Evergreen institutional money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(h) Currently limited to 0.80% or less on Evergreen institutional money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(i) Currently limited to 0.50% or less on Evergreen funds. Of this amount 0.25% is to be used exclusively as a service fee.  See the expense table in the prospectus of the Fund in which you are interested.

Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund’s investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts.  The Fund may not, during any fiscal period, pay 12b-1 fees greater than the amounts described in the chart above under “Current Maximum 12b-1 Fees Allowed Under the Plans.” The Trustees may, without shareholder approval, increase the fees allowed under the Agreements up to the current maximum 12b-1 fees allowed under the Plans.

The Agreements provide that EIS will use the distribution fees received from the Fund for the following purposes:

(1)        to compensate broker-dealers or other persons for distributing Fund shares;

(2)        to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund’s shareholders; and

(3)        to otherwise promote the sale of Fund shares.

The Agreements also provide that EIS may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares.  EIS may assign its rights to receive compensation under the Plans to secure such financings.  Wachovia or its affiliates may finance payments made by EIS to compensate broker-dealers or other persons for distributing shares of the Fund.

In the event the Fund acquires the assets of another mutual fund, compensation paid to EIS under the Agreements may be paid by EIS to the acquired fund’s distributor or its predecessor.

Since EIS’s compensation under the Agreements is not directly tied to the expenses incurred by EIS, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to
EIS.  Distribution expenses incurred by EIS in one fiscal year that exceed the compensation paid to EIS for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

Distribution fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve, Resource and Class R shares and are charged as class expenses, as accrued.
The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker‑dealers without the assessment of a front‑end sales charge, while at the same time permitting EIS to compensate broker‑dealers in connection with the sale of such shares.

            Service fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve, Resource and Class
R shares and are charged as class expenses, as accrued.

            Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis.  Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

            The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to EIS; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

            Each Plan and the Agreement will continue in effect for successive 12‑month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the
Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

            The Plans permit the payment of fees to brokers and others for distribution and shareholder‑related administrative services and to broker‑dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve, Resource and Class R shares.  The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1 and Institutional Service shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of
Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve, Resource and Class R shares.  The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor,
Participant, Reserve, Resource and Class R shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B, Class C, Class S, Class S1,
Administrative, Institutional Service, Investor, Participant, Reserve, Resource and Class R shares.

            In the event that the Plan or Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to EIS with respect to that class or classes, and (ii) the Fund would not be obligated to pay EIS for any amounts expended under the Agreement not previously recovered by EIS from distribution services fees in respect of shares of such class or classes through deferred sales charges.

            All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected.  Any Plan or Agreement may be terminated (i) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by EIS.  To terminate any Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to EIS.  Any Agreement will terminate automatically in the event of its assignment.  For more information about 12b-1 fees, see “Expenses” in the prospectus and “Distribution and/or
Service (Rule 12b-1) Fees” under “Expenses” in Part 1 of this SAI. To the extent EIMC and EIS are compensated based on assets under management in the Evergreen funds, they may be considered to have an interest in the operation of the Plans.

SERVICE FEES AND COMMISSIONS PAID TO INVESTMENT FIRMS

            EIS will pay service fees to investment firms based on the average daily net asset value of Class A, Class B, Class C, Class S, Class S1, Administrative, Investor, Participant, Reserve, Resource,
Institutional Service and Class R shares, as applicable, of a Fund which the investment firm has sold and which are issued and outstanding on the books of the Fund during each quarter, and which are registered in the names of customers for whom the investment firm is the dealer of record (“Eligible Shares”).

The rate of such service fees of a Fund for Class A and Institutional Service shares (excluding Evergreen money market funds, Evergreen Short-Intermediate Municipal Bond Fund, Evergreen Limited Duration Fund and Evergreen Short Intermediate Bond Fund) will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.25% annually) during such quarter.

The rate of service fees of an Evergreen money market fund with Class A shares will be calculated quarterly at the rate of 0.075% per quarter of the average daily net asset value of such Eligible Shares (approximately 0.30% annually) during such quarter.

The rate of service fees of Evergreen Short-Intermediate Municipal Bond Fund, Evergreen Limited Duration Fund and Evergreen Short Intermediate Bond Fund for Class A shares will be calculated quarterly at the rate of 0.025% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.10% annually) during such quarter.

The rate of service fees of a Fund with Administrative Shares will be calculated quarterly at the rate of 0.0125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.05% annually) during such quarter.

The rate of service fees of a Fund with Investor Shares will be calculated quarterly at the rate of 0.025% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.10% annually) during such quarter.

The rate of service fees of a Fund with Participant and Class R Shares will be calculated quarterly at the rate of 0.125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.50% annually) during such quarter.

The rate of service fees of a Fund with Reserve Shares will be calculated quarterly at the rate of 0.1625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.65% annually) during such quarter.

The rate of service fees of a Fund with Resource Shares will be calculated quarterly at the rate of 0.20% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.80% annually) during such quarter.

The rate of service fees of a Fund with Class S and Class S1 Shares will be calculated quarterly at the rate of 0.15% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.60% annually) during such quarter.

The amount of any service fee that exceeds 0.25% is considered an “asset-based sales charge” and is calculated into the appropriate maximum aggregate cap as specified in the rules of the National Association of Securities Dealers.

The rate of such service fees of a Fund for Class B shares will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.25% annually) during such quarter.

EIS will pay service fees to investment firms based on the average daily net asset value of Class C shares of the Fund they have sold, provided such shares have been on the books of the Fund for a minimum of 13 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the respective quarter and which are registered in the names of customers for whom the investment firm is the dealer of record (“Class C Eligible
Shares”).  Such service fees will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Class C Eligible Shares (approximately 0.25% annually).

In any quarter in which total service fees earned by the investment firm on such Eligible Shares of all Funds are less than $50.00 in the aggregate, no service fees will be paid to the investment firm nor will such amounts be carried over for payment in a future quarter.  Service fees will be paid within five business days after the end of the service commission period in the respective quarter.  EIS will pay service fees only to the extent that such amounts have been paid to EIS by the Fund.

            No service fees are paid on sales of any Class I or Institutional shares of the Fund.

Commissions

            EIS pays commissions to investment firms for sales of Class A shares at the following rates:

 Equity Funds (except Evergreen Envision Growth Fund, Evergreen Envision Growth and Income Fund, Evergreen Large Cap Equity Fund and Evergreen Equity Index Fund)

 Your Investment

 Dealer Commission as a % of Offering Price

 Up to $49,999

 5.00%

 $50,000-$99,999

 4.25%

 $100,000-$249,999

 3.25%

 $250,000-$499,999

 2.00%

 $500,000-$999,999

 1.75%

 $1,000,000-$2,999,999

 1.00% of the first $2,999,999, plus

 $3,000,000-$4,999,999

 0.50% of the next $2,000,000, plus

 $5,000,000 or greater

 0.25% of amounts equal to or over $5,000,000

 Long-term Bond Funds (including  Evergreen Envision Growth Fund, Evergreen Envision Growth and Income Fund, Evergreen Large Cap Equity Fund and Evergreen Equity Index Fund)

 Your Investment

 Dealer Commission as a % of Offering Price

 Up to $49,999

 4.25%

 $50,000-$99,999

 4.25%

 $100,000-$249,999

 3.25%

 $250,000-$499,999

 2.00%

 $500,000-$999,999

 1.75%

 $1,000,000-$2,999,999

 1.00% of the first $2,999,999, plus*

 $3,000,000-$4,999,999

 0.50% of the next $2,000,000, plus*

 $5,000,000 or greater

 0.25% of amounts equal to or over $5,000,000*

*          Evergreen Envision Funds and Evergreen Equity Index Fund pays 0.25% to investment firms for all amounts over $1,000,000.

 Short-term Bond Funds (Effective through March 31, 2007)

 Your Investment

 Dealer Commission as a % of Offering Price

 Up to $49,999

 2.75%

 $50,000-$99,999

 2.75%

 $100,000-$249,999

 2.25%

 $250,000-$499,999

 1.75%

 $500,000-$999,999

 1.25%

 $1,000,000-$2,999,999

 0.50% of the first $2,999,999, plus

 $3,000,000 or greater

 0.25% of amounts equal to or over $3,000,000**

**       Evergreen Adjustable Rate Fund and Evergreen Limited Duration Fund pay 0.25% to investment firms for all amounts over $1,000,000.

 Short-term Bond Funds (Effective April 1, 2007)

 Your Investment

 Dealer Commission as a % of Offering Price

 $0-$99,999

 2.00

 $100,000-$249,999

 1.50%

 $250,000-$499,999

 1.25%

 $500,000-$999,999

 0.75%

 $1,000,000-$4,999,999

 0.50% of the first $4,999,999, plus

 $5,000,000 or greater

 0.25% of amounts equal to or over $5,000,000**

**       Evergreen Adjustable Rate Fund and Evergreen Ultra Short Opportunities Fund pay 0.25% to investment firms for all amounts over $1,000,000.

            Effective through March 31, 2007, EIS pays commissions, also referred to as a Dealer Allowance, to investment firms for sales of Class B shares in the amount of 4.00% of shares sold at the time of purchase.

            Effective April 1, 2007, EIS pays commissions, also referred to as a Dealer Allowance, to investment firms for sales of Class B shares in the amount of 2.00% of shares sold at the time of purchase.

EIS pays commissions to investment firms for sales of Class C shares in the amount of 1.00% of shares sold at the time of purchase.

EIS will also pay subsequent commissions to investment firms for sales of Class C shares based on the average daily net asset value of Class C shares of the Fund sold provided such shares have been on the books of the Fund for a minimum of 13 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the calendar quarter and which are registered in the names of customers for whom the investment firm is the dealer of record (“Eligible Shares”).  Such commissions will be calculated quarterly at the rate of 0.1875% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.75% annually) during such quarter.  Such commissions will be paid by the twentieth day of the month before the end of the respective quarter.  Such commissions will continue to be paid to the investment firm quarterly so long as aggregate payments do not exceed applicable NASD limitations and other governing regulations.

            No commissions are paid on sales of any Class I, Administrative, Institutional Service, Investor, Participant, Reserve, Resource, Class R, Class S and Class S1 shares of a Fund.

TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

            The Fund intends to qualify for and elect the tax treatment applicable to a regulated investment company (RIC) under Subchapter M of the Code.  (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.)  In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or foreign currencies, and net income from certain publicly traded partnerships; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), the securities of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or in the securities of one or more publicly traded partnerships.  By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains.  A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements with respect to each calendar year and with respect to each one-year period ending on October 31.  The Fund anticipates meeting such distribution requirements.

Taxes on Distributions

Unless the Fund is a municipal bond or municipal money market fund, distributions will be taxable to shareholders whether made in shares or in cash.  Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

            To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short‑term capital gains, if any).  The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income.  Unless the Fund is a corporate, U.S. Treasury, U.S. Government or municipal bond fund or a money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations and the current 15% rate of tax for other taxpayers who have met the relevant holding period requirements described below.  The Fund will inform shareholders of the amounts that so qualify.  If the Fund is a corporate, U.S. Treasury, U.S. Government or municipal bond fund or a money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations or the 15% rate of tax for other taxpayers.

In order for dividends received by a Fund shareholder to be “qualified dividend income” (qualifying for the 15% rate of tax), the Fund must meet holding period and other requirements with respect to the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares.  A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

From time to time, the Fund will distribute the excess of its net long‑term capital gains over its short‑term capital loss to shareholders (i.e., capital gain dividends).  For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long‑term capital gains.  Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares. The Fund’s transactions in options, futures contracts, hedging transactions, forward contracts, swap agreements, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses.
These rules could therefore affect the amount, timing and character of distributions to shareholders.

Distributions by the Fund reduce its NAV.  A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as ordinary income or capital gain as described above, although from an investment standpoint, it is a return of capital.  In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital.  Nevertheless, the shareholder may incur taxes on the distribution.  Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return.  Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

If more than 50% of the value of the Fund's total assets at the end of a fiscal year consists of securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments.  The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that would be to his advantage.  In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom.  As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

                For Funds that may invest an amount less than or equal to 50% of the value of its assets in foreign securities, income received by the Fund from its investments in foreign securities may also be subject to withholding and other taxes.  Tax Conventions between certain countries and the U.S. may reduce or eliminate such taxes.  Shareholders in such Funds that invest up to 50% of their assets in foreign securities will not be entitled to a credit or deduction with respect to such foreign taxes.

            The Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Special Tax Information for Shareholders of Municipal Bond or Municipal Money Market Funds

The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income.  In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax‑exempt obligations at the close of each quarter.  An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year.  The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year.  If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

Any shareholder of the Fund who may be a “substantial user” (as defined by the Code) of a facility financed with an issue of tax‑exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

            Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax‑exempt, will be treated as a tax preference item for alternative minimum tax purposes.  Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code
(relating to "adjusted current earnings").

Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends.  Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income excluding long‑term capital gains received by the shareholder.

Taxes on the Sale or Exchange of Fund Shares

            Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares.  A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets.  Currently, capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 15% for an individual.  Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares.  The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares.  Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long‑term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

            Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a federal income tax backup withholding requirement at the rate of 28% on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund.  If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld.  Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

            The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates).  It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons).  Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund.  Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund.
The Fund will withhold a tax at a rate of 30% (or lower under a tax treaty) on all ordinary dividend distributions to non-U.S. persons.  The withholding obligation generally does not apply to properly designated dividends derived from certain interest income of the Fund or from short-term capital gains of the Fund which are paid with respect to Fund years beginning before January 1, 2008. Depending on the circumstances, the Fund may make such designations with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding.  In order to qualify for this exemption from withholding, a foreign person will need to comply with applicable certification requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute Form).  In the case of shares held through an intermediary, the intermediary may withhold even if the Fund makes a designation with respect to a payment.  Foreign persons should contact their intermediaries with respect to the application of these rules to their accounts.

BROKERAGE

Brokerage Commissions

If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable.  Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down.  Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities.  Generally, the Fund will not pay brokerage commissions for such purchases.  When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession.  The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down.  When the Fund executes transactions in the over‑the‑counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

Selection of Brokers

The advisor places orders for the purchase and sale of portfolio securities for a Fund's accounts with brokers or dealers who are selected at the advisor’s discretion.  When selecting brokers and dealers to effect portfolio transactions on behalf of a Fund, the advisor seeks the best execution for the Fund's orders, considering a number of factors including without limitation:

1.                ability to provide the best net financial result to the Fund;

2.                efficiency in handling trades;

3.                ability to trade large blocks of securities;

4.                reliability (e.g., lack of failed trades);

            5.                readiness to handle possibly difficult trades;

            6.                inventory of securities sought;

            7.                historical and currently quoted commission rates;

            8.                kind and quality of the execution services;

9.                financial strength and stability; and

10.                             provision of “brokerage and research services” (as defined in the Securities and
Exchange Act of 1934, as amended (the "1934 Act")).

These factors are generally considered over multiple transactions covering extended periods of time and all of these factors are not always present or considered in the context of every transaction.

In reliance on the "safe harbor" provided by Section 28(e) of the 1934 Act, the advisor may cause the Fund to pay a broker-dealer that furnishes "brokerage and research services" (as defined in the 1934 Act) a higher commission for effecting portfolio transactions than what another broker-dealer would have charged for effecting that same transaction, provided that the advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the overall responsibilities of the advisor to the accounts as to which it exercises investment discretion.  The services received may include, but are not limited to, economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities.

            Research and brokerage services so received are in addition to, and not in lieu of, services required to be performed by the advisor and do not reduce the advisory fee payable by the Fund.  To the extent that services are received by an advisor, the advisor may avoid expenses that might otherwise be incurred.  It is possible that certain of the research or other services received will primarily benefit one or more investment companies other than the
Fund or other accounts for which investment discretion is exercised by an advisor.  Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions for such other account or investment company.

Wachovia Securities, LLC, an affiliate of the Fund’s investment advisor that places trades through its wholly owned subsidiary, First Clearing Corp., and a member of the New York and American Stock Exchanges, may effect portfolio transactions for the Fund.
Wachovia Securities, LLC, is a majority-owned subsidiary of Wachovia Corporation, the Fund’s investment advisor’s parent.

            Although the advisor may use a broker-dealer that sells Fund shares to effect transactions for the Fund's portfolios, when selecting a broker for portfolio trades, the advisor may not consider the amount of Fund shares a broker has sold

Simultaneous Transactions

The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients.  When a security is suitable for the investment goal of more than one client, it may be prudent for the investment advisor to engage in a
simultaneous transaction, that is, buy or sell the same security for more than one client.   The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.

ORGANIZATION

            The following is qualified in its entirety by reference to the Trust’s Agreement and Declaration of Trust, as amended (the “Declaration of Trust”).

Description of Shares

            The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares.  Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class.  Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class.  Shareholders have no preemptive or conversion rights.  Shares are redeemable and transferable.

Voting Rights

            Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings.  At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of “NAV” applicable to such share.  Shares generally vote together as one class on all matters.  Classes of shares of the Fund have equal voting rights.  No amendment may be made to the
Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class.  Shares have non‑cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

            After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing
Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

            The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Code of Ethics

            The Trust, its principal underwriter and its various investment advisors have each adopted a code of ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act (“Code of
Ethics”).  Each of these Codes of Ethics permits Fund personnel to invest in securities, including securities that may be purchased or held by the Fund, for their own accounts subject to certain restrictions and conditions and is on file with, and available from, the SEC.

Shareholder Liability

Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a Fund.  However, the Declaration of Trust states that no shareholder shall be personally liable for the debts, liabilities, obligations and expense incurred by, contracted for, or otherwise existing with respect to the Fund and provides that notice of such disclaimer may be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trustees.  The Declaration of
Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for any obligation or liability of the Fund solely by reason of being or having been a shareholder.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is generally limited to the circumstances in which the Fund would be unable to meet its obligations.

INVESTMENT ADVISORY AGREEMENT

            On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund’s investment advisor (the "Advisory Agreement").  Under the Advisory Agreement,
and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets.  The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

              The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing  annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see “Expenses” in Part 1 of this SAI.

            The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares.  In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares.  The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

Transactions Among Advisory Affiliates

            The Trust has adopted procedures pursuant to Rule 17a‑7 of the 1940 Act ("Rule 17a‑7 Procedures").  The Rule 17a‑7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of Wachovia Corporation is an investment advisor.  The Rule 17a‑7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of Wachovia
Corporation is an investment advisor.  The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.

PORTFOLIO MANAGERS

Other Funds and Accounts Managed.  The following table provides information about the registered investment companies and other pooled investment vehicles and accounts managed by the portfolio managers of the Funds as of the Funds’ most recent fiscal year end, August 31, 2006.

 Portfolio Manager

 (Assets in thousands)

 Richard K. Marrone

 Assets of registered investment companies managed

 Name of Fund

 Evergreen Alabama Municipal Bond Fund

 46,292.2

 Evergreen Florida High Income Municipal Bond Fund

 484,112.3

 Evergreen Florida Municipal Bond Fund

 368,575.2

 Evergreen North Carolina Municipal Bond Fund

 635,472.0

 TOTAL.........................................................................................................

 1,534,451.7

 Those subject to performance fee........................................................

 0

 Number of other pooled investment vehicles managed..................

 0

 Assets of other pooled investment vehicles managed.....................

 N/A

 Number of those subject to performance fee.....................................

 N/A

 Number of separate accounts managed............................................

 2

 Assets of separate accounts managed...............................................

 954,098.8

 Number of those subject to performance fee.....................................

 0

 Charles E. Jeanne

 Assets of registered investment companies managed

 Name of Fund

 Evergreen Connecticut Municipal Bond Fund

 74,174.7

 Evergreen Georgia Municipal Bond Fund

 192,508.5

 Evergreen Pennsylvania Municipal Bond Fund

 859,836.1

 Evergreen South Carolina Municipal Bond Fund

 354,374.7

 Evergreen Virginia Municipal Bond Fund

 253,311.5

 TOTAL................................................................................................................

 1,734,205.5

 Those subject to performance fee........................................................

 0

 Number of other pooled investment vehicles managed..................

 0

 Assets of other pooled investment vehicles managed.....................

 N/A

 Number of those subject to performance fee............................................

 N/A

 Number of separate accounts managed....................................................

 0

 Assets of separate accounts managed...............................................

 N/A

 Number of those subject to performance fee.....................................

 N/A

 Keith D. Lowe

 Assets of registered investment companies managed

 Name of Fund

 Evergreen Maryland Municipal Bond Fund

 73,388.5

 Evergreen New Jersey Municipal Bond Fund

 248,998.6

 TOTAL.........................................................................................................

 322,387.1

 Those subject to performance fee........................................................

 0

 Number of other pooled investment vehicles managed..................

 0

 Assets of other pooled investment vehicles managed.....................

 N/A

 Number of those subject to performance fee.....................................

 N/A

 Number of separate accounts managed............................................

 2

 Assets of separate accounts managed...............................................

 134,734.0

 Number of those subject to performance fee.....................................

 0

Conflicts of Interest.  Portfolio managers generally face two types of conflicts of interest:  (1) conflicts between and among the interests of the various accounts they manage, and (2) conflicts between the interests of the accounts they manage and their own personal interests.  The policies of EIMC and TAG require that portfolio managers treat all accounts they manage equitably and fairly in the face of such real or potential conflicts.

The management of multiple Funds and other accounts may require the portfolio manager to devote less than all of his or her time to a Fund, particularly if the Funds and accounts have different objectives, benchmarks and time horizons.  The portfolio manager may also be required to allocate his or her investment ideas across multiple Funds and accounts.  In addition, if a portfolio manager identifies a limited investment opportunity, such as an initial public offering, that may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of that investment across all eligible Funds and accounts.  Further, security purchase and sale orders for multiple accounts often are aggregated for purpose of execution.  Although such aggregation generally benefits clients, it may cause the price or brokerage costs to be less favorable to a particular client than if similar transactions were not being executed concurrently for other accounts.  It may also happen that a Fund’s advisor or sub-advisor will determine that it would be in the best interest, and consistent with the investment policies, of another account to sell a security (including by means of a short sale) that a Fund holds long, potentially resulting in a decrease in the market value of the security held by the Fund.

As noted above, portfolio managers may also experience certain conflicts between the interests of the accounts they manage and their own personal interests (which may include interests in advantaging EIMC or a sub-advisor).  The structure of a portfolio manager’s or an investment advisor’s compensation may create an incentive for the manager or advisor to favor accounts whose performance has a greater impact on such compensation.  The portfolio manager may, for example, have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor such accounts.  Similarly, if a portfolio manager holds a larger personal investment in one Fund than he or she does in another, the portfolio manager may have an incentive to favor the Fund in which he or she holds a larger stake.

The Evergreen funds may engage in cross trades, in which one Evergreen fund sells a particular security to another Evergreen fund or account (potentially saving transaction costs for both accounts).  Cross trades may pose a potential conflict of interest if, for example, one account sells a security to another account at a higher price than an independent third party would pay.

In general, EIMC has policies and procedures to address the various potential conflicts of interest described above.  The advisor has policies and procedures designed to ensure that portfolio managers have sufficient time and resources to devote to the various accounts they manage.  Similarly, the firm has policies and procedures designed to ensure that investments and investment opportunities are allocated fairly across accounts, and that the interests of client accounts are placed ahead of a portfolio manager’s personal interests.  However, there is no guarantee that such procedures will detect or address each and every situation where a conflict arises.

Compensation.  For EIMC, portfolio managers’ compensation consists primarily of a base salary and an annual bonus.  Each portfolio manager’s base salary is reviewed annually and adjusted based on consideration of various factors specific to the individual portfolio manager, including, among others, experience, quality of performance record and breadth of management responsibility, and a comparison to competitive market data provided by external compensation consultants.  The annual bonus pool for portfolio managers and other employees that are eligible to receive bonuses is determined based on the overall profitability of the firm during the relevant year.  Certain portfolio managers may have bonuses predetermined at certain amounts for certain periods of time.

The annual bonus has an investment performance component, which accounts for a majority of the annual bonus, and a subjective evaluation component.  The bonus is typically paid in a combination of cash and equity incentive awards (non-qualified stock options and/or restricted stock) in Wachovia Corporation, EIMC’s publicly traded parent company.  The amount of the investment performance component is based on the pre-tax investment performance of the funds and accounts managed by the individual (or one or more appropriate composites of such funds and accounts) over the prior five years compared to the performance over the same time period of an appropriate benchmark (typically a broad-based index or universe of external funds or managers with similar characteristics).  See the information below relating to other funds and accounts managed by the portfolio managers for the specific benchmarks used in evaluating performance.  In calculating the amount of the investment performance component, performance for the most recent year is weighted 25%, performance for the most recent three-year period is weighted 50% and performance for the most recent five-year period is weighted 25%.  In general, the investment performance component is determined using a weighted average of investment performance of each product managed by the portfolio manager, with the weighting done based on the amount of assets the portfolio manager is responsible for in each such product.  For example, if a portfolio manager was to manage a mutual fund with $400 million in assets and separate accounts totaling $100 million in assets, performance with respect to the mutual fund would be weighted 80% and performance with respect to the separate accounts would be weighted 20%.  In certain cases, portfolio weights within the composite may differ from the actual weights as determined by assets.  For example, a very small fund’s weight within a composite may be increased to create a meaningful contribution.

To be eligible for an investment performance related bonus, the time-weighted average percentile rank must be above the 50th percentile.  A portfolio manager has the opportunity to maximize the investment performance component of the incentive payout by generating performance at or above the 25th percentile level.

In determining the subjective evaluation component of the bonus, each manager is measured against predetermined objectives and evaluated in light of other discretionary considerations.  Objectives are set in several categories, including teamwork, participation in various assignments, leadership, and development of staff.

For calendar year 2006, the investment performance component of each portfolio manager’s bonus will be determined based on comparisons to the benchmarks (either to the individual benchmark or one or more composites of all or some of such benchmarks)
indicated below.  The benchmarks may change for purposes of calculating bonus compensation for calendar year 2007.

Portfolio Manager

 Rick Marrone

 Lipper Alabama Municipal Debt Funds

 Lipper Florida Municipal Debt Funds

 Lipper Florida Municipal Debt Funds

 Lipper North Carolina Municipal Debt Funds

 Charles Jeanne..............

 Lipper Georgia Municipal Debt Funds

 Lipper Pennsylvania Municipal Debt Funds

 Lipper South Carolina Municipal Debt Funds

 Lipper Virginia Municipal Debt Funds

 Keith Lowe....................

 Lipper Maryland Municipal Debt Funds

 Lipper New Jersey Municipal Debt Funds

EIMC portfolio managers that manage certain privately offered pooled investment vehicles may also receive a portion of the advisory fees and/or performance fees charged by EIMC (or an affiliate of EIMC) to such clients.

In addition, portfolio managers may participate, at their election, in various benefits programs, including the following:

medical, dental, vision and prescription benefits,

life, disability and long-term care insurance,

before-tax spending accounts relating to dependent care, health care, transportation and    parking, and

various other services, such as family counseling and employee assistance programs, prepaid or discounted legal services, health care advisory programs and access to discount retail services.

These benefits are broadly available to EIMC employees.  Senior level employees, including many portfolio managers but also including many other senior level executives, may pay more or less than employees that are not senior level for certain benefits, or be eligible for, or required to participate in, certain benefits programs not available to employees who are not senior level.  For example, only senior level employees above a certain compensation level are eligible to participate in the Wachovia Corporation deferred compensation plan, and certain senior level employees are required to participate in the deferred compensation plan.

Fund Holdings.  Evergreen's policy does not require that the portfolio managers of state-specific municipal bond funds have any holdings in state-specific funds.  None of the portfolio managers held shares in any of the Funds, as of the
Funds’ fiscal year ended August 31, 2006.

The table below presents the dollar range of total exposure to the Evergreen family of funds (including both open-end and closed-end funds) by each portfolio manager as of August 31, 2006.  Total exposure equals the sum of (i) the portfolio manager’s beneficial ownership in direct Evergreen fund holdings, plus (ii) the portfolio manager’s Evergreen fund holdings through the Wachovia Corporation 401(k) plan, plus (iii) the portfolio manager’s Wachovia Corporation deferred compensation plan exposure to
Evergreen funds.

Portfolio Manager

 Richard Marrone………………….

 $0

 Keith D. Lowe, CFA……………...

 $100,001 - $500,000

 Charles E. Jeanne, CFA ………...

 $10,001 - $50,000

  The table below presents the dollar range of total exposure to the Evergreen family of funds (including both open-end and closed-end funds) by certain members of senior management of EIMC and its affiliates that are involved in Evergreen’s mutual fund business as of December 31, 2005.  Total exposure equals the sum of (i) the individual’s beneficial ownership in direct Evergreen fund holdings, plus (ii) the individual’s Evergreen fund holdings through the Wachovia Corporation 401(k) plan, plus
(iii) the individual’s Wachovia Corporation deferred compensation plan exposure to Evergreen funds.

 Maryann Bruce................................

 President, EIS

 $500,001 – $1,000,000

 Christopher Conkey.........................

 Chief Investment Officer, EIMC

 Over $1,000,000

 Dennis Ferro...................................

 Chief Executive Officer, EIMC

 Over $1,000,000

 Richard Gershen..............................

 Head of Business Strategy, Risk and Product Management, EIMC

 $500,001 – $1,000,000

 W. Douglas Munn............................

 Chief Operating Officer, EIMC

 $500,001 – $1,000,000

 Patrick O’Brien................................

 President, Institutional Division, EIMC

 Over $1,000,000

MANAGEMENT OF THE TRUST

The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders.  The Trustees meet periodically throughout the year to oversee the Fund’s activities, reviewing, among other things, the Fund’s performance and its contractual arrangements with various service providers.  Each Trustee is paid a fee for his or her services.  See “Expenses-Trustee Compensation” in Part 1 of this SAI.

            The Trust has an Executive Committee which consists of K. Dun Gifford, Dr. Russell A. Salton, III and the Chairman of the Board, Michael S. Scofield, each of whom is an Independent Trustee. The
Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings, acts on routine matters between scheduled Board meetings and reviews and resolves conflicts of interest between the Fund and the Fund's investment advisor or its affiliates.  The Executive Committee also functions as the Nominating Committee and the Qualified Legal Compliance Committee (as further described below).  As of July 14, 2006, the Executive Committee assumed the responsibilities of the Litigation
Committee, which was dissolved. The Executive Committee assumed responsibilities for overseeing and assisting Trustee oversight of: litigation commenced by or against the Evergreen funds; litigation commenced by or against any service provider to the Funds that relates to the Funds or that may have a material effect on the service provider’s ability to perform its services to the Funds; non-routine regulatory actions, examinations, inspections, or other activities in respect of any service provider to the Funds that relate to its services to the Funds or that may have a material effect on the service provider’s ability to perform its services to the Funds. For the fiscal year ended August 31, 2006, the Executive Committee held twenty-six committee meetings.

            The Nominating Committee is responsible for nominating candidates for election to the Board of Trustees by the full Board.  The Committee may solicit suggestions for persons to fill vacancies on the Boards of Trustees from such sources as it deems appropriate, including EIMC.  The Committee will consider nominations for openings on the Board of Trustees from shareholders who have separately or as a group held for at least one full year at least 5% of the outstanding shares of a Fund.  Shareholder recommendations should be sent to the attention of the Committee in care of the Fund’s Secretary and should include biographical information, including the proposed nominee’s business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be an Independent Trustee, if applicable.

            The Fund has a 15(c) Committee which consists of Charles A. Austin, III, K. Dun Gifford, Dr. Leroy Keith, Jr., Dr. Russell A. Salton, III, Richard Shima and the Chairman of the Committee, Michael S.
Scofield. The 15(c) Committee is responsible for gathering relevant information to assist the full Board in fulfilling its obligations relating to the initial approval and renewal of advisory and distribution contracts pursuant to Section 15 of the 1940 Act.  It may request information from and submit questions to the Fund's investment advisor and its affiliates in order for the full Board of Trustees to determine whether or not to enter into or renew Fund contracts. For the fiscal year ended August 31, 2006, the 15(c)
Committee held two committee meetings.

        The Qualified Legal Compliance Committee is responsible for the establishment of written procedures for the confidential receipt, retention and consideration of any report of evidence of a material violation of an applicable U.S. federal or state securities law, a material breach of a fiduciary duty arising under U.S. federal or state law, or a similar material violation of any U.S. federal or state law by a Fund or by any officer, Trustee, employee or agent of a Fund.
The Committee is also responsible for determining whether an investigation is necessary regarding any report of evidence of a material violation.  If it is determined that there has been a material violation, the Committee is responsible for informing the
Fund’s chief legal officer and chief executive officer and taking all other appropriate actions to respond to evidence of a material violation.

The Trust has an Audit Committee which consists of K. Dun Gifford, Patricia B. Norris and the Chairman of the Committee, Charles A. Austin III, each of whom is an Independent Trustee.  The purpose of the Audit Committee is to evaluate financial management, meet with the auditors and deal with other matters of a financial nature that it deems appropriate. As of July 14, 2006, the Audit Committee assumed the responsibilities of the Pricing Committee, which was dissolved.  The Audit Committee assumed the responsibilities for overseeing and assisting Trustee oversight of matters related to pricing and valuation of portfolio securities. For the fiscal year ended August 31, 2006, the Audit Committee held five committee meetings.

            The Trust has a 12b-1 Committee (formerly the Distribution and Shareholder Service Committee) which consists of William W. Pettitand the Chairman of the Committee, Dr. Leroy Keith, Jr., each of whom is an Independent Trustee The 12b-1 Committee oversees and assists Trustee oversight of: the means by which shares of the Evergreen funds are distributed; expenditures by the Funds’ distributor of amounts paid under the Funds’ Rule 12b-1 plans; the nature and quality of services provided by the Funds’ transfer agent; and the overall level of servicing provided to shareholders in the Funds.   For the fiscal year ended August 31, 2006, the 12b-1 Committee held four committee meetings.

            The Trust has a Performance Committee which consists of Gerald McDonnell, Dr. Russell A. Salton, III, David M. Richardson, Richard Wagoner and the Chairman of the Committee, Richard J. Shima.
The Performance Committee reviews all activities involving investment-related issues and activities of EIMC and any sub-advisors to the Evergreen funds and assesses the performance of the Evergreen funds. With the exception of Mr. Wagoner, the members of the
Performance Committee are Independent Trustees. For the fiscal year ended August 31, 2006, the Performance Committee held five committee meetings.

            Set forth below are the Trustees of each of the fourteen Evergreen Trusts.  There are currently eleven Trustees of the Evergreen Funds; Shirley L. Fulton served as a
Trustee through November 20, 2006.  The address for each Trustee is P.O. Box 20083, Charlotte, North Carolina 28202. All shareholder communications should be sent to this address.

Independent Trustees:

Name and

 Date of Birth

 Position

 with

 Trust

 Beginning Year of Term of Office[1]

 Principal Occupations for Last Five Years

 Number of Portfolios Overseen in Evergreen Funds Complex as of 12/31/2005

 Other Directorships held outside

 of Evergreen

 Funds Complex

 Charles A. Austin III

 DOB: 10/23/1934

 Trustee

 1991

 Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

 90

 None

 K. Dun Gifford

 DOB: 10/23/1938

 Trustee

 1974

 Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor Funds and Cash Resource Trust

 90

 None

 Dr. Leroy Keith, Jr.

 DOB: 2/14/1939

 Trustee

 1983

 Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director, Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services; Former Trustee, Mentor Funds and Cash
Resource Trust

 90

 Trustee, Phoenix Funds Family (consisting of 51 portfolios)

 Gerald M. McDonnell

 DOB: 7/14/1939

 Trustee

 1988

 Manager of Commercial Operations, SMI Steel Co. - South Carolina (steel producer); Former Trustee, Mentor Funds and Cash Resource Trust

 90

 None

 Patricia B. Norris

 DOB: 4/9/1948

 Trustee

 2006

 Former Partner, PricewaterhouseCoopers, LLP

 89 [2]

 None

 William Walt Pettit

 DOB: 8/26/1955

 Trustee

 1984

 Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Member, Superior Land, LLC; Former Trustee, Mentor Funds and Cash Resource Trust

 90

 None

 David M. Richardson

 DOB: 9/19/1941

 Trustee

 1982

 President, Richardson, Runden LLC (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Executive Search Consultants);
Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Trustee, Mentor Funds and Cash Resource Trust

 90

 None

 Dr. Russell A. Salton, III

 DOB: 6/2/1947

 Trustee

 1984

 President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource Associates, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

 90

 None

 Michael S. Scofield

 DOB: 2/20/1943

 Trustee

 1984

 Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash Resource Trust

 90

 None

 Richard J. Shima

 DOB: 8/11/1939

 Trustee

 1993

 Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Trustee, Mentor Funds and Cash Resource Trust

 90

 None

Interested Trustee:

 Richard K. Wagoner, CFA[3]

 DOB: 12/12/1937

 Trustee

 1999

 Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Trustee, Mentor Funds and Cash Resource Trust

 90

 None

1       Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June
30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees.

2                             Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3                   Mr. Wagoner is an "interested person" of the Evergreen funds because of his ownership of shares in Wachovia Corporation, the parent to the Evergreen funds' investment advisor.

Trustee Ownership of Evergreen Funds Shares

               Set forth in the table below are the names of the Evergreen funds in which the Trustees are invested. Amounts reflected include amounts received through the Trustees’
Deferred Compensation Plan. The table shows the dollar range of each Trustee’s investment in each Fund and the aggregate dollar range of their investment in the Evergreen funds complex, as of December 31, 2005 unless otherwise noted. Patricia B. Norris became a member of the Board of Trustees as of July 1, 2006.  Ms. Norris’s information is as of September 19, 2006.

Trustee

 Fund

 Dollar Range of Investment in Fund

 Aggregate Dollar Range of Investments in Evergreen Funds Complex

 Charles A. Austin III

 Evergreen Aggressive Growth Fund[1]

 $50,001-$100,000

 Over $100,000

 Evergreen Core Bond Fund[1]

 $10,001-$50,000

 Evergreen Equity Income Fund[1]

 $50,001-$100,000

 Evergreen Growth Fund[1]

 $50,001-$100,000

 Evergreen Health Care Fund[2]

 Over $100,000

 Evergreen International Equity Fund[1]

 $10,001-$50,000

 Evergreen Large Cap Value Fund[1]

 $10,001-$50,000

 Evergreen Mid Cap Growth Fund[1]

 Over $100,000

 Evergreen Money Market Fund

 Over $100,000

 Evergreen Omega Fund[2]

 $50,001-$100,000

 Evergreen Small Cap Value Fund[1]

 $10,001-$50,000

 Evergreen Health Care Fund[1]

 $10,001-$50,000

 Evergreen Disciplined Value Fund[1]

 $10,001-$50,000

 Evergreen International Equity Fund[1]

 $10,001-$50,000

 K. Dun Gifford[3]

 Evergreen Asset Allocation Fund

 $50,001-$100,000

 Over $100,000

 Evergreen Equity Income Fund

 $50,001-$100,000

 Evergreen Emerging Markets Growth Fund

 $10,001-$50,000

 Evergreen Global Opportunities Fund

 Over $100,000

 Dr. Leroy Keith, Jr.

 Evergreen Asset Allocation Fund

 $1-$10,000

 $10,001-$50,000

 Evergreen Income Advantage Fund

 $1-$10,000

 Evergreen Limited Duration Fund

 $10,001-$50,000

 Evergreen Managed Income Fund

 $1-$10,000

 Evergreen Omega Fund

 $1-$10,000

 Evergreen Utilities and High Income Fund

 $1-$10,000

 Gerald M. Mc Donnell[4]

 Evergreen Adjustable Rate Fund

 $10,001-$50,000

 Over $100,000

 Evergreen Asset Allocation Fund[1]

 $50,001-$100,000

 Evergreen Balanced Fund[1]

 $50,001-$100,000

 Evergreen Emerging Markets Growth Fund

 $10,001-$50,000

 Evergreen Equity Income Fund

 $10,001-$50,000

 Evergreen Fundamental Large Cap Fund[2]

 Over $100,000

 Evergreen Global Large Cap Equity Fund[1]

 $10,001-$50,000

 Evergreen Health Care Fund

 $10,001-$50,000

 Evergreen Income Advantage Fund

 $1-$10,000

 Evergreen Large Cap Value Fund[1]

 $50,001-$100,000

 Evergreen Managed Income Fund

 $1-$10,000

 Evergreen Money Market Fund[2]

 Over $100,000

 Evergreen Omega Fund[1]

 $10,001-$50,000

 Evergreen Short Intermediate Bond Fund

 $1-$10,000

 Evergreen Strategic Municipal Bond Fund

 $10,001-$50,000

 Evergreen Utilities and High Income Fund

 $1-$10,000

 Patricia B. Norris

 Evergreen Disciplined Small-Mid Value Fund

 $10,001 - $50,000

 Over $100,000

 Evergreen Disciplined Value Fund

 $10,001 - $50,000

 Evergreen Emerging Markets Growth Fund

 $10,001 - $50,000

 Evergreen Global Opportunities Fund

 $10,001 - $50,000

 Evergreen Growth Fund

 $10,001 - $50,000

 Evergreen Health Care Fund

 $10,001 - $50,000

 Evergreen International Equity Fund

 $10,001 - $50,000

 Evergreen Precious Metals Fund

 $10,001 - $50,000

 Evergreen Utility and Telecommunications Fund

 $10,001 - $50,000

 William Walt Pettit

 Evergreen Aggressive Growth Fund

 $1-$10,000

 Over $100,000

 Evergreen Asset Allocation Fund[1]

 $1-$10,000

 Evergreen Emerging Growth Fund[1]

 $1-$10,000

 Evergreen Emerging Markets Growth Fund

 $1-$10,000

 Evergreen Equity Income Fund[2]

 $1-$10,000

 Evergreen Fundamental Large Cap Fund[2]

 Over $100,000

 Evergreen Global Large Cap Equity Fund[2]

 $1-$10,000

 Evergreen Global Opportunities Fund[1]

 Over $100,000

 Evergreen Growth Fund[1]

 Over $100,000

 Evergreen Health Care Fund[1]

 Over $100,000

 Evergreen International Equity Fund[1]

 $1-$10,000

 Evergreen Large Cap Equity Fund[1]

 Over $100,000

 Evergreen Large Cap Value Fund[1]

 $1-$10,000

 Evergreen Money Market Fund

 $10,001-$50,000

 Evergreen Utility and Telecommunications Fund[1]

 Over $100,000

 David M. Richardson

 Evergreen Asset Allocation Fund

 $10,001-$50,000

 Over $100,000

 Evergreen Managed Income Fund

 $50,001-$100,000

 Evergreen Omega Fund

 $10,001-$50,000

 Evergreen Special Values Fund

 $50,001-$100,000

 Evergreen Utilities and High Income Fund

 $10,001-$50,000

 Dr. Russell A. Salton, III

 Evergreen Asset Allocation Fund[1]

 Over $100,000

 Over $100,000

 Evergreen Global Opportunities Fund[1]

 Over $100,000

 Evergreen Large Cap Value Fund[1]

 Over $100,000

 Michael S. Scofield

 Evergreen Asset Allocation Fund

 $10,001-$50,000

 Over $100,000

 Evergreen Aggressive Growth Fund

 $10,001-$50,000

 Evergreen Balanced Fund[2]

 Over $100,000

 Evergreen Core Bond Fund[1]

 $50,001-$100,000

 Evergreen Disciplined Value Fund

 $10,001-$50,000

 Evergreen Equity Index Fund

 $10,001-$50,000

 Evergreen Global Opportunities Fund

 $10,001-$50,000

 Evergreen Health Care Fund

 $10,001-$50,000

 Evergreen Income Advantage Fund

 $1-$10,000

 Evergreen Managed Income Fund

 $1-$10,000

 Evergreen Special Equity Fund

 $10,001-$50,000

 Evergreen Treasury Money Market Fund

 $1-$10,000

 Evergreen Utilities and Telecommunications Fund

 $10,001-$50,000

 Richard J. Shima

 Evergreen Asset Allocation Fund[1]

 Over $100,000

 Over $100,000

 Evergreen Balanced Fund

 $50,001-$100,000

 Evergreen Connecticut Municipal Bond Fund

 $50,001-$100,000

 Evergreen Global Large Cap Equity Fund

 Over $100,000

 Evergreen Global Opportunities Fund

 Over $100,000

 Evergreen Income Advantage Fund

 $10,001-$50,000

 Evergreen International Equity Fund

 $10,001-$50,000

 Evergreen Large Cap Value Fund[1]

 Over $100,000

 Evergreen Managed Income Fund

 $10,001-$50,000

 Evergreen Omega Fund

 $50,001-$100,000

 Evergreen Utilities and High Income Fund

 $10,001-$50,000

 Richard K. Wagoner

 Evergreen Equity Income Fund

 Over $100,000

 Over $100,000

 Evergreen Income Advantage Fund

 $1-$10,000

 Evergreen Managed Income Fund

 $1-$10,000

 Evergreen Mid Cap Growth Fund

 $50,001-$100,000

 Evergreen Money Market Fund

 $10,001-$50,000

 Evergreen Municipal Money Market Fund

 $1-$10,000

 Evergreen Omega Fund

 Over $100,000

 Evergreen Special Values Fund

 Over $100,000

 Evergreen Utilities and High Income Fund

 $1-$10,000

1          Invested through the Trustees’ Deferred Compensation Plan.  The Deferred Compensation Plan allows each Trustee to defer any or all of his or her compensation for serving as Trustee, and to have such compensation invested into a deferral account.  The investment performance of the deferral account is based on the investment performance of the particular Evergreen fund(s) selected by the Trustee.

2          Amount shown includes direct investments as well as investments through the Trustees' Deferred Compensation Plan. Dollar ranges of investments held directly in these funds are as follows: Mr.
Austin – Evergreen Health Care Fund, $10,001 - $50,000; Evergreen Omega Fund, $10,001 - $50,000. Mr. McDonnell – Evergreen Fundamental Large Cap Fund, $10,001 - $50,000 and Evergreen Money Market Fund, $1 - $10,000. Mr. Pettit – Evergreen Equity
Income Fund, $1 - $10,000; Evergreen Fundamental Large Cap Fund, $10,001 - $50,000; Evergreen Global Large Cap Equity Fund, $1 - $10,000. Mr. Scofield – Evergreen Balanced Fund, $10,001-$50,000.

3       Information for Mr. Gifford has been updated to reflect holdings as of July 26, 2006.

4       In addition to the amounts shown in the table, Mr. McDonnell has $10,001-$50,000 invested in a 529 Education Savings Plan which may from time to time invest in certain of the Evergreen funds.

Set forth below are the principal officers of each of the fourteen Evergreen Trusts.

 Name, Address

 and Date of Birth

 Position with Trust

 Principal Occupation for Last Five Years

 Dennis H. Ferro

 401 S. Tryon

 Charlotte, NC 28288

 DOB: 6/20/1945

 President since 2003

 President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

 Kasey Phillips

 200 Berkeley Street

 Boston, MA 02116

 DOB: 12/12/1970

 Treasurer since 2005[1]

 Senior Vice President, Evergreen Investment Services, Inc.; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

 Jeremy DePalma

 200 Berkeley Street

 Boston, MA 02116

 DOB: 2/5/1974

 Treasurer since 2005[1]

 Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

 Michael H. Koonce

 200 Berkeley Street

 Boston, MA 02116

 DOB: 4/20/1960

 Secretary since 2000

 Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

 James Angelos

 200 Berkeley Street

 Boston, MA 02116

 DOB: 9/2/1947

 Chief Compliance Officer since 2004

 Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services, Inc.

1          Kasey Phillips is the Treasurer for Evergreen Fixed Income Trust, Evergreen International Trust, Evergreen Municipal Trust, Evergreen Select Fixed Income Trust, Evergreen Income Advantage Fund,
Evergreen Managed Income Fund, Evergreen Utilities and High Income Fund and Evergreen International Balanced Income Fund.  Jeremy DePalma is the Treasurer to Asset Allocation Trust, Evergreen Equity Trust, Evergreen Money Market Trust, Evergreen Select Equity
Trust, Evergreen Select Money Market Trust and Evergreen Variable Annuity Trust.

Officers and certain Trustees of the Funds may be affiliated persons of the Funds and an affiliated person of EIMC or EIS by virtue of their positions as an officer or employee of EIMC or EIS.

POLICY FOR DISSEMINATION OF PORTFOLIO HOLDINGS

            A complete listing of portfolio holdings for every Fund as of the calendar quarter end will be available to the public approximately 15 calendar days after the calendar quarter end. Such listing to be posted to EvergreenInvestments.com as soon after the 15 days as possible. In addition, certain Funds (such as Evergreen money market funds) may make available to the public a complete list of holdings as of month end, posted to EvergreenInvestments.com within approximately 15 calendar days after the month end.  Once released to the web, there are no restrictions on providing the data to any shareholder or external party.

            Except as described below, no other dissemination of portfolio holdings is allowed to any shareholder, potential shareholder or party external to Evergreen except those disclosed below and disseminations (i) required by law, (ii) to affiliated or unaffiliated service providers (including the investment advisor, custodian, transfer agent, principal underwriter, etc.) that have a legal or contractual duty to keep such information confidential, (iii) to other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as the Fund's legal counsel and independent registered public accounting firm), or (iv) to institutional investment consultants or mutual fund analytical firms and, in such cases, only where there are signed confidentiality agreements in place. Institutional investment consultants are those organizations who utilize fund holdings data and characteristics such as beta, P/E ratio, etc. to screen investment vehicles for their large, institutional clients.  These consultants typically compare the Funds against other investment firms’ products to see which is most suitable for the clients.  In presentations to clients, these consultants will sometimes provide data regarding the
Funds and how they compared to products of other investment advisors.  The confidentiality agreements applicable to these situations preclude these firms from providing any client with holdings data until the 15th calendar day after quarter end when the data is available to the public.

            This policy applies to affiliates of Evergreen such as Wachovia Trust and Wachovia Securities.  Officers of the Funds may authorize disclosure of the Fund’s portfolio securities in accordance with this policy.  The Fund’s Board reviewed this policy and has designated a chief compliance officer to be responsible for monitoring compliance with the policy.  The chief compliance officer reports directly to the Board.

            As of the date of this SAI, the Funds had ongoing arrangements with the following recipients to make available non-public portfolio holdings information relating to the Funds:

 Recipient

 Purpose

 Timing

 State Street Bank and Trust Company

 Funds’ custodian

 Daily

 KPMG LLP

 Funds’ independent registered public accounting firm

 As necessary in connection with financial statements and SEC filings

 EIS

 Funds’ administrator

 Daily

 ESC

 Funds’ transfer agent

 Quarterly

 EIMC

 Funds’ investment advisor

 Daily

 Moody's Investor Services, Inc.

 Provides rating services for the Funds

 Weekly

 Capital Access International

 Analytical

 Monthly

 Lipper

 Analytical

 Monthly

 Northern Trust Company

 Analytical

 Monthly

 Thomson Financial, Inc.

 Analytical

 Monthly

 Wachovia Fiduciary Compliance

 Compliance Filings

 Quarterly

            Once portfolio holdings information is made public, there are no restrictions on providing the data to any shareholder or other party.

CORPORATE AND MUNICIPAL BOND RATINGS

The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns.  A rating is an opinion of an issuer’s ability to pay interest and/or principal when due.  Ratings reflect an issuer’s overall financial strength and whether it can meet its financial commitments under various economic conditions.

If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody’s.  The Fund may also rely on ratings provided by Fitch.  Rating systems are similar among the different services.  As an example, the chart below compares basic ratings for long-term bonds.  The “Credit Quality” terms in the chart are for quick reference only.  Following the chart are the specific definitions each service provides for its ratings.

COMPARISON OF LONG-TERM BOND RATINGS

 MOODY’S

 S&P

 FITCH

 Credit Quality

 Aaa

 AAA

 AAA

 Excellent Quality (lowest risk) *

 Aa

 AA

 AA

 Almost Excellent Quality (very low risk) *

 A

 A

 A

 Good Quality (low risk) *

 Baa

 BBB

 BBB

 Satisfactory Quality (some risk) *

 Ba

 BB

 BB

 Questionable Quality (definite risk) **

 B

 B

 B

 Low Quality (high risk) **

 Caa/Ca/C

 CCC/CC/C

 CCC/CC/C

 In or Near Default  **

 D

 DDD/DD/D

 In Default **

* Consider investment grade.

** Considered below investment grade.

CORPORATE BONDS

LONG-TERM RATINGS

Moody’s Corporate Long-Term Bond Ratings

Aaa  Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A  Bonds which are ratedA possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa  Bonds which are ratedBaa are considered as medium-grade obligations (i.e. they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B  Bonds which are ratedB generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa  Bonds which are ratedCaa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca  Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa.  The modifier 1 indicates that the company ranks in the higher end of its generic rating category;
the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P  Corporate Long-Term Bond Ratings

AAA  An obligation rated AAA has the highest rating assigned by S&P.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA  An obligation rated AA differs from the highest-rated obligations only in small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A    An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB  An obligation rated BBB exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C:As described below, obligations rated  BB, B, CCC, CC, and C are regarded as having significant speculative characteristics.  BB indicates the least degree of speculation and C the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB  An obligation rated BB is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B  An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet it financial commitment on the obligation.

CCC  An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC  An obligation rated CC is currently highly vulnerable to nonpayment.

C  The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D  The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected.  S&P changes ratings to D either:

On the day an interest and/or principal payment is due and is not paid.  An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

Upon voluntary bankruptcy filing or similar action.  An exception is made if S&P expects that debt service payments will continue to be made on a specific issue.  In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-)  The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA  Highest credit quality.   AAA ratings denote the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA  Very high credit quality.  AA ratings denote a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A  High credit quality.  A ratings denote a lower expectation of credit risk.  The capacity for timely payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB  Good credit quality.  BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

Speculative Grade

BB  Speculative.  BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

B  Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C             High default risk.  Default is a real possibility.  Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments.  A CC rating indicates that default of some kind appears probable.  C ratings signal imminent default.

DDD, DD, D             Default.  The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.  ‘DDD’ obligations have the highest potential for recovery, around 90% - 100% of outstanding
amounts and accrued interest.   “DD” indicates potential recoveries in the range of 50%-90% and ‘D’ the lowest recovery potential, i.e., below 50%.

Entities rated in this categoryhave defaulted on some or all of their obligations. Entities rated ‘DDD’ have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated
‘DD’ and ‘D’ are generally undergoing a formal reorganization or liquidation process; those rated ‘DD’ are likely to satisfy a higher portion of their outstanding obligations, while entities rated ‘D’ have a poor prospect of repaying all obligations.

+ or - may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the AAA rating category or to categories below CCC or to short-term ratings (as discussed below) other than
F1.

CORPORATE SHORT-TERM RATINGS

Moody’s Corporate Short-Term Issuer Ratings

Prime-1  Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

--  Conservative capitalization structure with moderate reliance on debt and ample asset protection.

--  Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

--  Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.
Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Prime-3  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P.  The obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B  A short-term obligation rated B is regarded as having significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C  A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected.  S&P changes ratings to D either:

On the day an interest and/or principal payment is due and is not paid.  An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue.  In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1  Highest credit quality.  Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2  Good credit quality.  A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3  Fair credit quality.  The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B  Speculative.  Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C  High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

MUNICIPAL BONDS

LONG-TERM RATINGS

Moody’s Municipal Long-Term Bond Ratings

Aaa  Bonds rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa  Bonds rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A  Bonds ratedA possess many favorable investment attributes and are to be considered as upper-medium grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa  Bonds rated Baa are considered as medium-grade obligations i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba  Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B  Bonds rated Bgenerally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa  Bonds rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca  Bonds rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C  Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B.  The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Municipal Long-Term Bond Ratings

AAA  An obligation rated AAA has the highest rating assigned by S&P.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA  An obligation rated AA differs from the highest-rated obligations only in small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A    An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB  An obligation rated BBB exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C:As described below, obligations rated  BB, B, CCC, CC and C are regarded as having significant speculative characteristics.   BB indicates the least degree of speculation and C
the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB  An obligation rated BB is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B  An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet it financial commitment on the obligation.

CCC  An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC  An obligation rated CC is currently highly vulnerable to nonpayment.

C  The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D  An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-)  The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA  Highest credit quality.   AAA ratings denote the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA  Very high credit quality.  AA ratings denote a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A  High credit quality.  A ratings denote a lower expectation of credit risk.  The capacity for timely payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB  Good credit quality.  BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

Speculative Grade

BB  Speculative.  BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial
commitments to be met.   Securities rated in this category are not investment grade.

B  Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C  High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.  A CC rating indicates that default of some kind appears probable.  C ratings signal imminent default.

DDD, DD, D  Default.  The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor.  While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.  DDD obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest.  DD indicates potential recoveries in the range of 50%-90% and D the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some of all of their obligations.  Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process.  Entities rated
DD and D are generally undergoing a formal reorganization or liquidation process: those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect of repaying all obligations.

+ or - may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the AAA rating category or to categories below CCC or to short-term ratings (as discussed below) other than
F1.

SHORT-TERM MUNICIPAL RATINGS

Moody’s Municipal Short-Term Issuer Ratings

Prime-1   Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidence by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

--  Conservative capitalization structure with moderate reliance on debt and ample asset protection.

--  Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

--  Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2   Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Prime-3   Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.
Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody’s Municipal Short-Term Loan Ratings

MIG 1  This designation denotes best quality.  There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2  This designation denotes high quality.  Margins of protection are ample although not so large as in the preceding group.

MIG 3  This designation denotes favorable quality.  Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG  This designation denotes speculative quality.  Debt instruments in this category may lack margins of protection.

S&P Commercial Paper Ratings

A-1   This designation indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2  Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated A-1.

A-3  Issues carrying this designation have an adequate capacity for timely payment.  They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B  Issues rated B are regarded as having only speculative capacity for timely payment.

C  This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D  Debt rated D is in payment default.  The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

S&P Municipal Short-Term Obligation Ratings

SP-1  Strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2  Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3   Speculative capacity to pay principal and interest.

Fitch Municipal Short-Term Obligation Ratings

F1  Highest credit quality.  Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2  Good credit quality.  A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3  Fair credit quality.  The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B  Speculative.  Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C  High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

ADDITIONAL INFORMATION

            Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

            No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or EIS, and no person is entitled to rely on any information or representation not contained therein.

                The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington,
D.C.

Appendix A

Evergreen Investment Management Company, LLC

Proxy Voting Policy and Procedures

June 10, 2006

Statement of Principles

Evergreen Investment Management Company (Evergreen) recognizes it has a fiduciary duty to vote proxies on behalf of clients who have delegated such responsibility to Evergreen, and that in all cases proxies should be voted in a manner reasonably believed to be in the clients' best interest.

Proxy Voting Records

A copy of the proxy voting records indicating how the Evergreen funds voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2005 may be obtained, without charge, by visiting our website at EvergreenInvestments.com or the
SEC’s website at http://www.sec.gov.

Corporate Governance Committee

Evergreen has established a corporate governance committee (Committee) which is a sub-committee of Evergreen's Investment Policy Committee. The Committee is responsible for approving Evergreen's proxy voting policies, procedures and guidelines, for overseeing the proxy voting process, and for reviewing proxy voting on a regular basis. The Committee will meet quarterly to review reports of all proxies voted for the prior period and to conduct other business as required.

Share Blocking

EIMCO does not vote global proxies, with share blocking restrictions, requiring shares to be prohibited from sale.

Conflicts of Interest

Evergreen recognizes that under certain circumstances it may have a conflict of interest in voting proxies on behalf of its clients. Such circumstances may include, but are not limited to, situations where Evergreen or one or more of its affiliates has a client or customer relationship with the issuer of the security that is the subject of the proxy vote.

In most cases, structural and informational barriers within Evergreen and Wachovia Corporation will prevent Evergreen from becoming aware of the relationship giving rise to the potential conflict of interest. In such circumstances, Evergreen will vote the proxy according to its standard guidelines and procedures described above.

If persons involved in proxy voting on behalf of Evergreen become aware of a potential conflict of interest, the Committee shall consult with Evergreen's Legal Department and consider whether to implement special procedures with respect to the voting of that proxy, including whether an independent third party should be retained to vote the proxy.

Concise Domestic Proxy Voting Guidelines

The following is a concise summary of the Evergreen Investments Management Company LLC proxy voting policy guidelines for 2006.

1. Auditors

Ratifying Auditors

Vote FOR proposals to ratify auditors, unless:

  An auditor has a financial interest in or association with the company, and is therefore not independent;

  There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position; or

  Fees for non-audit services are excessive.

2. Board of Directors

Voting on Director Nominees in Uncontested Elections

Vote CASE-BY-CASE on director nominees, examining, but not limited to, the following factors:

  Composition of the board and key board committees;

  Attendance at board and committee meetings;

  Corporate governance provisions and takeover activity;

  Disclosures under Section 404 of the Sarbanes-Oxley Act;

  Long-term company performance relative to a market and peer index;

  Extent of the director’s investment in the company;

  Existence of related party transactions;

  Whether the chairman is also serving as CEO;

  Whether a retired CEO sits on the board;

  Number of outside boards at which a director serves.

WITHHOLD from individual directors who:

  Attend less than 75 percent of the board and committee meetings without a valid excuse (such as illness, service to the nation, work on behalf of the company);

  Sit on more than six public company boards;

  Are CEOs of public companies who sit on the boards of more than two public companies besides their own (withhold only at their outside boards).

WITHHOLD from the entire board (except for new nominees, who should be considered on a CASE-BY-CASE basis) if:

  The company’s poison pill has a dead-hand or modified dead-hand feature. Withhold every year until this feature is removed;

  The board adopts or renews a poison pill without shareholder approval since the beginning of 2005, does not commit to putting it to shareholder vote within 12 months of adoption or reneges on a commitment to put the pill to a vote and has not yet been withheld from for this issue;

  The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year;

  The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years;

  The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

  At the previous board election, any director received more than 50 percent withhold votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold rate;

  A Russell 3000 company underperformed its industry group (GICS group). The test will consist of the bottom performers within each industry group (GICS) based on a weighted average TSR. The weightings are as follows: 20 percent weight on 1-year TSR; 30 percent weight on 3-year TSR; and 50 percent weight on 5-year TSR. Company’s response to performance issues will be considered before withholding.

WITHHOLD from inside directors and affiliated outside directors when:

  The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

  The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

  The full board is less than majority independent.

WITHHOLD from the members of the Audit Committee if:

  The non-audit fees paid to the auditor are excessive;

  A material weakness identified in the Section 404 disclosures rises to a level of serious concern; there are chronic internal control issues and an absence of established effective control mechanisms.

WITHHOLD from the members of the Compensation Committee if:

  There is a negative correlation between chief executive pay and company performance;

  The company fails to submit one-time transfers of stock options to a shareholder vote;

  The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

  The company has poor compensation practices.

WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring the position of chair be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:

  Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.);

  Two-thirds independent board;

  All-independent key committees;

  Established governance guidelines;

  The company does not under-perform its peers.

Majority Vote Shareholder Proposals

Generally vote FOR reasonably crafted shareholders proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company’s bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g., contested elections). Consider voting AGAINST the shareholder proposal if the company has adopted a formal corporate governance policy that present a meaningful alternative to the majority voting standard and provide an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

At a minimum, a company’s policy should articulate the following elements to adequately address each director nominee who fails to receive an affirmative of majority of votes cast in an election:

  Established guidelines disclosed annually in the proxy statement concerning the process to follow for nominees who receive majority withhold votes;

  The policy needs to outline a clear and reasonable timetable for all decision-making regarding the nominee’s status;

  The policy needs to specify that the process of determining the nominee’s status will be managed by independent directors and must exclude the nominee in question;

  An outline of a range of remedies (for example, acceptance of the resignation, maintaining the director but curing the underlying causes of the withheld votes, etc.);

  The final decision on the nominee’s status should be promptly disclosed via an SEC filing. The policy needs to include the timeframe for disclosure and require a full explanation of how the decision was reached.

In addition, the company should articulate to shareholders why its policy is the best structure for demonstrating accountability to shareholders.

3. Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

  Long-term financial performance of the target company relative to its industry;

  Management’s track record;

  Background to the proxy contest;

  Qualifications of director nominees (both slates);

  Strategic plan of dissident slate and quality of critique against management;

  Likelihood that the proposed goals and objectives can be achieved (both slates);

  Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

4. Takeover Defenses

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

  Shareholders have approved the adoption of the plan; or

  The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e. the
“fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within twelve months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within twelve months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

  No lower than a 20 percent trigger, flip-in or flip-over;

  A term of no more than three years;

  No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

  Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings

For mergers and acquisitions, evaluate the proposed transaction based on these factors:

  Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable?

  Market reaction - How has the market responded to the proposed deal?

  Strategic rationale - Does the deal make sense strategically? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable.

  Negotiations and process - Were the terms of the transaction negotiated at arm's length? Was the process fair and equitable?

  Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests.

  Governance - Will the combined company have a better or worse governance profile than the parties to the transaction?

6. State of Incorporation

Reincorporation Proposals

Vote CASE-BY-CASE on proposals to change a company's state of incorporation, taking into consideration both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, comparative economic benefits, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

7. Capital Structure

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being de-listed or if a company's ability to continue to operate as a going concern is uncertain. In addition, for capital requests less than or equal to 300 percent of the current authorized shares that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), on a CASE-BY-CASE basis, vote FOR the increase based on the company's performance and whether the company’s ongoing use of shares has shown prudence.

Issue Stock for Use with Rights Plan

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

Preferred Stock

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote FOR proposals to create "de-clawed" blank check preferred stock (stock that cannot be used as a takeover defense). Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

8. Executive and Director Compensation

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the plan if:

  The total cost of the company’s equity plans is unreasonable;

  The plan expressly permits the repricing of stock options without prior shareholder approval;

  There is a disconnect between CEO pay and the company’s performance;

  The company’s three year burn rate exceeds the greater of 2 percent and the mean plus 1 standard deviation of its industry group; or

  The plan is a vehicle for poor pay practices.

Director Compensation

Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap. Vote for the plan if ALL of the following qualitative factors in the board’s compensation plan are met and disclosed in the proxy statement:

  Stock ownership guidelines with a minimum of three times the annual cash retainer.

  Vesting schedule or mandatory holding/deferral period:

    A minimum vesting of three years for stock options or restricted stock; or

    Deferred stock payable at the end of a three-year deferral period.

  A balanced mix between cash and equity. If the mix is heavier on equity, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

  No retirement/benefits and perquisites for non-employee directors; and

  A table with a detailed disclosure of the cash and equity compensation for each non-employee director for the most recent fiscal year.

Disclosure of CEO Compensation-Tally Sheet

Companies should provide better and more transparent disclosure related to CEO pay. Consider withhold votes in the future from the compensation committee and voting against equity plans if compensation disclosure is not improved and a tally sheet is not provided.

Employee Stock Purchase Plans--Qualified Plans

Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR plans if:

  Purchase price is at least 85 percent of fair market value;

  Offering period is 27 months or less; and

  The number of shares allocated to the plan is ten percent or less of the outstanding shares.

Employee Stock Purchase Plans--Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR plans with:

  Broad-based participation (i.e., all employees with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

  Limits on employee contribution (a fixed dollar amount or a percentage of base salary);

  Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

  No discount on the stock price on the date of purchase since there is a company matching contribution.

Option Exchange Programs/Re-pricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration historic trading patterns, rationale for the re-pricing, value-for-value exchange treatment of surrendered options, option vesting, term of the option, exercise price and participation. Vote FOR shareholder proposals to put option re-pricing to a shareholder vote.

Severance Agreements for Executives/Golden Parachutes

Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include:

  A trigger beyond the control of management;

  The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs;

  Change-in-control payments should be double-triggered, i.e., (1) after a change in the company’s ownership structure has taken place, and (2) termination of the executive as a result of the change in control.

9. Corporate Responsibility

Animal Rights

Generally vote AGAINST proposals to phase out the use of animals in product testing unless:

  The company is conducting animal testing programs that are unnecessary or not required by regulation;

  The company is conducting animal testing when suitable alternatives are accepted and used at peer firms;

  There is a disconnect between CEO pay and the company’s performance;

  The company has been the subject of recent, significant controversy related to its testing programs.

Generally vote FOR proposals seeking a report on the company’s animal welfare standards.

Drug Pricing and Re-importation

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing. Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:

  The existing level of disclosure on pricing policies;

  Deviation from established industry pricing norms;

  The company’s existing initiatives to provide its products to needy consumers;

  Whether the proposal focuses on specific products or geographic regions.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug re-importation unless such information is already publicly disclosed. Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug re-importation.

Genetically Modified Foods

Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

Tobacco

Most tobacco-related proposals (such as on second-hand smoke, advertising to youth and spin-offs of tobacco-related business) should be evaluated on a CASE-BY-CASE basis.

Toxic Chemicals

Generally vote FOR resolutions requesting that a company discloses its policies related to toxic chemicals. Vote CASE-BY-CASE on resolutions requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals. Generally vote AGAINST resolutions requiring that a company reformulate its products within a certain timeframe unless such actions are required by law in specific markets.

Arctic National Wildlife Refuge

Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:

  New legislation is adopted allowing development and drilling in the ANWR region;

  The company intends to pursue operations in the ANWR; and

  The company has not disclosed an environmental risk report for its ANWR operations.

Concentrated Area Feeding Operations (CAFOs)

Vote FOR resolutions requesting that companies report to shareholders on the risks and liabilities associated with CAFOs unless:

  The company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or

  The company does not directly source from CAFOs.

Global Warming and Kyoto Protocol Compliance

Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company’s line of business. Generally vote
AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.

Generally vote FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:

  The company does not maintain operations in Kyoto signatory markets;

  The company already evaluates and substantially discloses such information; or,

  Greenhouse gas emissions do not significantly impact the company’s core businesses.

Political Contributions

Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions considering: any recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and the public availability of a policy on political contributions. Vote AGAINST proposals barring the company from making political contributions.

Link Executive Compensation to Social Performance

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities.

Outsourcing/Offshoring

Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering: the risks associated with certain international markets; the utility of such a report; and the existence of a publicly available code of corporate conduct that applies to international operations.

Human Rights Reports

Vote CASE-BY-CASE on requests for reports detailing the company’s operations in a particular country and on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring.

10. Mutual Fund Proxies

Election of Directors

Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Converting Closed-end Fund to Open-end Fund

Vote CASE-BY-CASE on conversion proposals, considering the following factors:

  Past performance as a closed-end fund;

  Market in which the fund invests;

  Measures taken by the board to address the discount; and

  Past shareholder activism, board activity, and votes on related proposals.

Establish Director Ownership Requirement

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Reimburse Shareholder for Expenses Incurred

Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the solicitation expenses.

Terminate the Investment Advisor

Vote CASE-BY-CASE on proposals to terminate the investment advisor, considering the following factors:

  Performance of the fund’s net asset value;

  The fund’s history of shareholder relations;

  The performance of other funds under the advisor’s management.

Concise Global Proxy Voting Guidelines

Following is a concise summary of general policies for voting global proxies. In addition, country- and market-specific policies, which are not captured below.

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

  there are concerns about the accounts presented or audit procedures used; or

  the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Compensation

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

  there are serious concerns about the accounts presented or the audit procedures used;

  the auditors are being changed without explanation; or

  nonaudit-related fees are substantial or are routinely in excess of standard annual audit fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

Appointment of Internal Statutory Auditors

Vote FOR the appointment or reelection of statutory auditors, unless:

  there are serious concerns about the statutory reports presented or the audit procedures used;

  questions exist concerning any of the statutory auditors being appointed; or

  the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

  the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

  the payout is excessive given the company's financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

Director Elections

Vote FOR management nominees in the election of directors, unless:

  Adequate disclosure has not been met in a timely fashion;

  There are clear concerns over questionable finances or restatements;

  There have been questionable transactions with conflicts of interest;

  There are any records of abuses against minority shareholder interests; and

  The board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

Vote AGAINST labor representatives if they sit on either the audit or compensation committee, as they are not required to be on those committees.

Director Compensation

Vote FOR proposals to award cash fees to nonexecutive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote nonexecutive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both nonexecutive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for nonexecutive directors.

Discharge of Board and Management

Vote FOR discharge of the board and management, unless:

  there are serious questions about actions of the board or management for the year in question; or

  legal action is being taken against the board by other shareholders.

Vote AGAINST proposals to remove approval of discharge of board and management from the agenda.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

Board Structure

Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

Share Issuance Requests

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

  the specific purpose of the increase (such as a share-based acquisition or merger) does not meet established guidelines for the purpose being proposed; or

  the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances (and less than 25 percent for companies in Japan).

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets established guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets established guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers

Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans:

Vote FOR share repurchase plans, unless:

  clear evidence of past abuse of the authority is available; or

  the plan contains no safeguards against selective buybacks.

Reissuance of Shares Repurchased:

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase In Par Value:

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

Reorganizations/Restructurings:

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions:

Vote FOR mergers and acquisitions, unless:

  the impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or

  the company's structure following the acquisition or merger does not reflect good corporate governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

ABSTAIN if there is insufficient information available to make an informed voting decision.

Mandatory Takeover Bid Waivers:

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Reincorporation Proposals:

Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities:

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions:

Vote related-party transactions on a CASE-BY-CASE basis.

Compensation Plans:

Vote compensation plans on a CASE-BY-CASE basis.

Antitakeover Mechanisms:

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals:

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

STATEMENT OF ADDITIONAL INFORMATION OF EVERGREEN MUNICIPAL BOND FUND DATED OCTOBER 1, 2006, AS AMENDED FEBRUARY 5, 2007

EVERGREEN MUNICIPAL TRUST

EVERGREEN SELECT FIXED INCOME TRUST

200 Berkeley Street

Boston, Massachusetts 02116

1.800.343.2898

EVERGREEN NATIONAL MUNICIPAL BOND FUNDS

STATEMENT OF ADDITIONAL INFORMATION

October 1, 2006, as amended February 5, 2007

 Evergreen High Grade Municipal Bond Fund (“High Grade Fund”)

 Evergreen Intermediate Municipal Bond Fund (“Intermediate Bond Fund”)

 Evergreen Municipal Bond Fund (“Municipal Fund”)

 Evergreen Short-Intermediate Municipal Bond Fund (“Short-Intermediate Fund”)

 Evergreen Strategic Municipal Bond Fund (“Strategic Municipal Bond Fund”)

 Each is a series of an open-end management investment company known as Evergreen Municipal Trust

 Intermediate Bond Fund is a series of an open-end management investment company known as Evergreen Select Fixed Income Trust

  (Each of the above series, a “Fund”, together, the “Funds”; each of Evergreen Municipal Trust and Evergreen Select Fixed Income Trust, a “Trust”, together, the “Trusts”)

This Statement of Additional Information (SAI) pertains to all classes of shares of the Funds listed above.  It is not a prospectus but should be read in conjunction with the prospectus dated October 1, 2006, as amended February 5, 2007, and from time to time, for the Fund in which you are contemplating an investment.  Shares of each Fund are offered through two separate prospectuses: one offering Class A, Class B, Class C and Class I shares of each Fund and one offering Class IS shares of Intermediate Bond
Fund.  You may obtain a copy of each prospectus without charge by calling 1.800.343.2898 or by downloading them off our Web site at EvergreenInvestments.com.  The information in Part 1 of this SAI is specific information about the Funds described in the prospectuses.  The information in Part 2 of this SAI contains more general information that may or may not apply to the Fund or class of shares in which you are interested.

Certain information may be incorporated into this document by reference to each Fund’s Annual Report dated May 31, 2006, except Municipal Fund's Annual Report which is dated May 31, 2006, and restated January 25, 2007.  You may obtain a copy of each
Annual Report without charge by calling 1.800.343.2898 or by downloading them off our Web site at EvergreenInvestments.com.

PART
1

TRUST HISTORY......................................................................... 1-1

INVESTMENT POLICIES................................................................. 1-1

OTHER SECURITIES AND PRACTICES.......................................... 1-2

PRINCIPAL HOLDERS OF FUND SHARES.................................... 1-3

EXPENSES............................................................................................ 1-6

COMPUTATION OF CLASS A OFFERING PRICE ........................   1-10

SERVICE PROVIDERS........................................................................ 1-10

FINANCIAL STATEMENTS................................................................ 1-12

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES..... 2-1

PURCHASE AND REDEMPTION OF SHARES..................... 2-18

PRICING OF SHARES................................................................ 2-20

PRINCIPAL UNDERWRITER........................................................ 2-21

DISTRIBUTION EXPENSES UNDER RULE 12b-1................................. 2-22

TAX INFORMATION....................................................................... 2-27

BROKERAGE............................................................................ 2-30

ORGANIZATION............................................................................ 2-31

INVESTMENT ADVISORY AGREEMENT...................................... 2-33

PORTFOLIO MANAGERS............................................... 2-33

MANAGEMENT OF THE TRUST........................................... 2-38

POLICY FOR DISSEMINATION OF PORTFOLIO HOLDINGS.............. 2-44

CORPORATE AND MUNICIPAL BOND RATINGS......................... 2-45

ADDITIONAL INFORMATION.................................................. 2-54

PROXY VOTING POLICY AND PROCEDURES........................ A-1

PART 1

TRUST HISTORY

Each Trust is an open-end management investment company, which was organized as a Delaware statutory trust on September 18, 1997. Each Fund (except Intermediate Bond Fund) is a diversified series of Evergreen Municipal Trust.  Intermediate Bond Fund is a
diversified series of Evergreen Select Fixed Income Trust. A copy of each Declaration of Trust is on file as an exhibit to each Trust’s Registration Statement, of which this SAI is a part.  On July 14, 2003, Evergreen Offit National Municipal Bond Fund was
reorganized into Intermediate Bond Fund and became the surviving performance and accounting fund.  On October 1, 2004, Strategic Municipal Bond Fund changed its name from Evergreen High Income Municipal Bond Fund.

INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT POLICIES

            Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of each Fund's outstanding shares, as defined in the
Investment Company Act of 1940 (the “1940 Act”).  In some cases, an explanation beneath a fundamental policy describes the Fund’s practices with respect to that policy, as allowed by current law.  If the law governing a policy changes, the
Fund’s practices may be changed accordingly without a shareholder vote.  Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

            1. Diversification

            Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

            Further Explanation of Diversification Policy:

            To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase.
The 5% and 10% limitations do not apply to (1) a Fund’s assets represented by cash or cash equivalents, (2) investments in securities issued or guaranteed by the United States (U.S.) government or its agencies or instrumentalities, and (3) shares of other investment companies.

            2. Concentration

            Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

            Further Explanation of Concentration Policy:

            Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

            3. Issuing Senior Securities

            Except as permitted under the 1940 Act, each Fund may not issue senior securities.

            4. Borrowing

            Each Fund may not borrow money, except to the extent permitted by applicable law.

            Further Explanation of Borrowing Policy:

            Under the 1940 Act generally, each Fund may borrow from banks in an amount up to 33 1/3% of its total assets (including amounts borrowed) for any reason, and each Fund may also borrow up to an additional 5% of its total assets from banks or others for temporary or emergency purposes.  Each Fund may also borrow from certain other Evergreen funds pursuant to applicable exemptive relief, within the limitations described above.

            5. Underwriting

            Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

            6. Real Estate

            Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

            7. Commodities

            Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

            8. Lending

            Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities or cash in accordance with applicable law.  The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

            Further Explanation of Lending Policy:

            To generate income and offset expenses, a Fund may lend portfolio securities to broker‑dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value.  While securities are on loan, the borrower will pay the Fund any income accruing on the security.  The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high‑grade, short‑term obligations or interest bearing cash equivalents. Increases or decreases in the market value of a security lent will affect the Fund and its shareholders.

            When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities.  The Fund will require collateral in an amount equal to at least
100% of the current market value of the securities lent, including accrued interest.  The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.

            The funds in the Evergreen Select Equity Trust, Evergreen Select Fixed Income Trust (except Evergreen Adjustable Rate Fund), the Trust and Evergreen Fixed Income Trust have the ability to lend cash to other Evergreen funds, in accordance with Evergreen’s Interfund Lending Policy and with the exemptive order issued by the Securities and Exchange Commission on November 20, 2001 (Rel. No. 812-11592).

OTHER SECURITIES AND PRACTICES

For information regarding certain securities the Fund may purchase and certain investment practices the Fund may use, see the following section in Part 2 of this SAI under “Additional Information on Securities and Investment Practices.” Information
provided in the sections listed below expands upon and supplements information provided in the Fund’s prospectus.

Money Market Instruments

U.S. Government Agency Securities

When-Issued, Delayed-Delivery and Forward Commitment Transactions

Repurchase Agreements

Reverse Repurchase Agreements

Securities Lending

Options and Future Strategies

Foreign Securities (applicable to Municipal Fund only)

Foreign Currency Transactions (applicable to Municipal Fund only)

High Yield, High Risk Bonds

Illiquid and Restricted Securities

Investment in Other Investment Companies

Short Sales

Municipal Securities

U.S. Virgin Islands, Guam and Puerto Rico

Payment-in-kind Securities

Zero Coupon “Stripped” Bonds (applicable to Strategic Municipal Bond Fund and Intermediate Bond Fund)

Mortgage-Backed and Asset-Backed Securities (applicable to Short-Intermediate Fund only)

Swaps, Caps, Floors and Collars (applicable to High Grade Fund and Municipal Fund only)

Variable or Floating Rate Securities

            Notwithstanding the above, each Fund may invest up to 5% of its assets in each of the securities or practices discussed in Part 2 of this SAI under “Additional Information on Securities and
Investment Practices.”

PRINCIPAL HOLDERS OF FUND SHARES

            As of January 31, 2007, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of the Fund.

            Set forth below is information with respect to each person who, to the Fund’s knowledge, owned beneficially or of record 5% or more of the outstanding shares of any class of each Fund as of
January 31, 2007.

 High Grade Fund—Class A

 None

 High Grade Fund—Class B

 None

 High Grade Fund—Class C

 MLPF&S For Sole Benefit of Its Customers

 Attn: Fund Admin

 4800 Deer Lake Drive East, 2nd Floor

 Jacksonville, FL 32246-6484

 10.51%

 A.G. Edwards & Sons, Inc.

 Sherman H. Norton Jr.

 One North Jefferson

 St. Louis, MO 63103-2205

 9.30%

 Citigroup Global Markets Inc.

 House Account

 Attn: Peter Booth

 333 West 34th Street

 New York, NY 10001-2402

 7.70%

 High Grade Fund—Class I

 Wachovia Bank

 Trust Accounts

 11th Floor

 301 S. Tryon St.

 Charlotte, NC 28202

 31.68%

 Intermediate Bond Fund – Class A

 MLPF&S For Sole Benefit of Its Customers

 Attn: Fund Admin

 4800 Deer Lake Drive East, 2nd Floor

 Jacksonville, FL 32246-6484

 12.68%

 Prudential Investment Mgmt Services

 FBO Mutual Fund Clients

 Mail Stop NJ 05-11-20

 100 Mulberry Street

 3 Gateway Center, Floor 11

 Newark, NJ 07102-4000

 8.45%

 Intermediate Bond Fund – Class B

 None

 Intermediate Bond Fund – Class C

 MLPF&S For Sole Benefit of Its Customers

 Attn: Fund Admin

 4800 Deer Lake Drive East, 2nd Floor

 Jacksonville, FL 32246-6484

 32.43%

 Intermediate Bond Fund Class I

 Wachovia Bank

 Cash Account

 Attn: Trust Operations Fund Group

 401 S. Tryon St. 3rd Floor, CMG 1151

 Charlotte, NC 28202-1934

 84.63%

 Wachovia Bank

 Corestates Transfer Account

 Attn: Mike Hodan/Trust Operations

 1525 West WT Harris Blvd

 Charlotte, NC 28262-8522

 5.87%

 Intermediate Bond Fund—Class IS

 Wachovia Bank

 Trust Accounts

 Attn: Ginny Batten

 401 S Tryon Street, 3rd Floor, CMG-1151-2

 Charlotte, NC 28202-1934

 5.79%

 Municipal Fund—Class A

 MLPF&S For Sole Benefit of Its Customers

 Attn: Fund Admin

 4800 Deer Lake Drive East, 2nd Floor

 Jacksonville, FL 32246-6484

 7.11%

 Citigroup Global Markets Inc.

 House Account

 Attn: Peter Booth

 333 West 34th Street

 New York, NY 10001-2402

 6.03%

 Municipal Fund-Class B

 MLPF&S For Sole Benefit of Its Customers

 Attn: Fund Admin

 4800 Deer Lake Drive East, 2nd Floor

 Jacksonville, FL 32246-6484

 11.14%

 Citigroup Global Markets Inc.

 House Account

 Attn: Peter Booth

 333 West 34th Street

 New York, NY 10001-2402

 6.73%

 Municipal Fund—Class C

 MLPF&S For Sole Benefit of Its Customers

 Attn: Fund Admin

 4800 Deer Lake Drive East, 2nd Floor

 Jacksonville, FL 32246-6484

 9.98%

 Municipal Fund—Class I

 Wachovia Bank

 Cash Account

 Trust Accounts

 1525 West WT Harris Blvd.

 Charlotte, NC 28288-0001

 67.09%

 Wachovia Bank

 Cash/Reinvest Acct.

 Trust Accounts

 1525 West WT Harris Blvd.

 Charlotte, NC 28288-0001

 28.44%

Short-Intermediate Fund—Class A

 MLPF&S For Sole Benefit of Its Customers

 Attn: Fund Admin

 4800 Deer Lake Drive East, 2nd Floor

 Jacksonville, FL 32246-6484

 6.61%

 Short-Intermediate Fund—Class B

 Citigroup Global Markets Inc.

 House Account

 Attn: Peter Booth

 333 West 34th Street

 New York, NY 10001-2402

 6.44%

 Penson Financial Services Inc.

 1700 Pacific Avenue Suite 1400

 Dallas, TX 75201-4609

 5.87%

 MLPF&S For Sole Benefit of Its Customers

 Attn: Fund Admin

 4800 Deer Lake Drive East, 2nd Floor

 Jacksonville, FL 32246-6484

 5.43%

 Short-Intermediate Fund—Class C

 MLPF&S For Sole Benefit of Its Customers

 Attn: Fund Admin

 4800 Deer Lake Drive East, 2nd Floor

 Jacksonville, FL 32246-6484

 35.33%

 Citigroup Global Markets Inc.

 House Account

 Attn: Peter Booth

 333 West 34th Street

 New York, NY 10001-2402

 8.50%

 LPL Financial Services

 9785 Towne Centre Drive

 San Diego, CA 92121-1968

 5.39%

 Short-Intermediate Fund—Class I

 Wachovia Bank

 Cash Account

 1525 West WT Harris Blvd.

 Charlotte, NC 28288-0001

 74.96%

 Wachovia Bank

 Cash/Reinvest Acct.

 Trust Accounts

 1525 West WT Harris Blvd.

 Charlotte, NC 28288-0001

 14.24%

 Strategic Municipal Bond Fund—Class A

 Charles Schwab & Co. Inc.

 Special Custody Account FBO Exclusive Benefit of Its Customers

 Reinvest Acct.

 101 Montgomery St./Mutual Funds

 San Francisco, CA 94104-4122

 7.86%

 MLPF&S For Sole Benefit of Its Customers

 Attn: Fund Admin

 4800 Deer Lake Drive East, 2nd Floor

 Jacksonville, FL 32246-6484

 6.12%

 Strategic Municipal Bond Fund—Class B

 MLPF&S For Sole Benefit of Its Customers

 Attn: Fund Admin

 4800 Deer Lake Drive East, 2nd Floor

 Jacksonville, FL 32246-6484

 6.89%

 Strategic Municipal Bond Fund—Class C

 MLPF&S For Sole Benefit of Its Customers

 Attn: Fund Admin

 4800 Deer Lake Drive East, 2nd Floor

 Jacksonville, FL 32246-6484

 21.75%

 Citigroup Global Markets Inc.

 House Account

 Attn: Peter Booth

 333 West 34th Street

 New York, NY 10001-2402

 6.14%

 Strategic Municipal Bond Fund—Class I

 SHPS Human Resource Solution Inc.

 For the Benefit of OPM

 Attn: Kevin Scarborough

 11405 Bluegrass Pkwy.

 Louisville, KY 40299-2349

 27.14%

 Internet Services Corporation

 Attn: Tom Emery

 1300 Altura Road

 Fort Mill, SC 29708-6982

 23.88%

 NFS LLC FEBO

 Insink Partnership Ltd.

 6622 Southpoint Dr. S Ste 495

 Jacksonville, FL 32216-6188

 22.38%

 Biltmore Estate

 The Inn of Biltmore Estate

 1 N Pack SQ

 Ashville, NC 28801-3462

 6.87%

EXPENSES

Advisory Fees

            Evergreen Investment Management Company, LLC (EIMC), a wholly owned subsidiary of Wachovia Corporation (Wachovia), is the investment advisor to the Funds.  EIMC is located at 200 Berkeley
Street, Boston, Massachusetts 02116-5034.  Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.  For more information, see “Investment Advisory Agreement” in Part 2 of this SAI.

EIMC oversees investment operations for the Funds, including oversight and supervision of the Strategic Municipal Bond Fund’s sub-advisor.

EIMC is entitled to receive from the High Grade Fund an annual fee based on the Fund’s average daily net assets as follows:

 Average Daily Net Assets

 Fee

 First $500 million

 0.42%

 Next $500 million

 0.37%

 Next $500 million

 0.32%

 Over $1.5 billion

 0.27%

EIMC is entitled to receive from the Intermediate Bond Fund an annual fee based on the Fund’s average daily net assets as follows:

 Average Daily Net Assets

 Fee

 First $250 million

 0.50%

 Next $250 million

 0.45%

 Next $500 million

 0.32%

 Next $500 million

 0.30%

 Over $1.5 billion

 0.27%

EIMC is entitled to receive from the Municipal Fund an annual fee of 2.0% of the Fund’s gross dividend and interest income, plus the following:

 Average Daily Net Assets

Fee

 First $500 million

 0.31%

 Over $500 million

 0.16%

EIMC is entitled to receive from the Short-Intermediate Fund an annual fee based on the Fund’s average daily net assets as follows:

 Average Daily Net Assets

 Fee

 First $500 million

 0.40%

 Next $500 million

 0.32%

 Over $1 billion

 0.27%

EIMC is entitled to receive from the Strategic Municipal Bond Fund an annual fee based on the Fund’s average daily net assets as follows:

 Average Daily Net Assets

 Fee

 First $250 million

 0.55%

 Next $250 million

 0.50%

 Next $500 million

 0.45%

 Next $500 million

 0.40%

 Over $1.5 billion

 0.35%

Advisory Fees Paid

            Below are the advisory fees paid or accrued by the Fund for the last three fiscal years.

 Fund/Fiscal Year or Period

 Advisory Fees Paid

 May 31, 2006

 High Grade Fund

 $456,701

 Intermediate Bond Fund

 $2,475,311

 Municipal Fund

 $3,005,719

 Short-Intermediate Fund

 $2,003,075

 Strategic Municipal Bond Fund

 $3,659,728

 May 31, 2005

 High Grade Fund

 $487,408

 Intermediate Bond Fund

 $2,237,786

 Municipal Fund

 $2,995,973

 Short-Intermediate Fund

 $2,152,653

 Strategic Municipal Bond Fund

 $4,099,652

 May 31, 2004

 High Grade Fund

 $555,765

 Intermediate Bond Fund (a)

 $2,486,883

 Municipal Fund

 $3,015,938

 Short-Intermediate Fund

 $1,790,643

 Strategic Municipal Bond Fund

 $4,835,182

Effective at the close of business on July 11, 2003, Intermediate Bond Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund. Evergreen Offit National Municipal Bond Fund was the accounting and performance survivor in this transaction.
The above fees are those of Evergreen Offit National Municipal Bond Fund.

Sub-Advisory Fees Paid

Stamper Capital & Investments, Inc. (“Stamper Capital”), acts as sub-advisor to Strategic Municipal Bond Fund and is paid by EIMC for providing sub-advisory services an annual fee based on the Fund’s average daily net assets as follows:

 Average Daily Net Assets

 Fee

 First $250 million

 0.195%

 Next $250 million

 0.180%

 Over $500 million

 0.165%

Brokerage Commissions

            The Funds paid no brokerage commission for the last three fiscal years or periods.

Underwriting Commissions

            Below are the underwriting commissions paid by each Fund and the amounts retained by Evergreen Investment Services, Inc. (EIS), the principal underwriter, for the last three fiscal years.  For periods prior to May 1, 2004, underwriting commissions were paid to the Fund’s predecessor principal underwriter.  For more information, see “Principal Underwriter” in Part 2 of this SAI.

 Fiscal Year Ended/Fund

 Total Underwriting Commissions

 Underwriting Commissions Retained

 May 31, 2006

 High Grade Fund

 $104,941

 $6,319

 Intermediate Bond Fund

 $418,938

 $26,030

 Municipal Fund

 $386,351

 $25,023

 Short-Intermediate Fund

 $48,854

 $3,073

 Strategic Municipal Bond Fund

 $443,667

 $14,210

 May 31, 2005

 High Grade Fund

 $107,598

 $10,912

 Intermediate Bond Fund

 $790,258

 $42,151

 Municipal Fund

 $265,767

 $18,731

 Short-Intermediate Fund

 $108,418

 $4,896

 Strategic Municipal Bond Fund

 $1,153,256

 $26,724

 May 31, 2004

 High Grade Fund

 $196,193

 $8,540

 Intermediate Bond Fund

 $282,988

 $14,288

 Municipal Fund

 $323,315

 $21,662

 Short-Intermediate Fund

 $371,628

 $15,081

 Strategic Municipal Bond Fund

 $3,063,435

 $89,828

12b-1 Fees

           Below are the 12b-1 fees paid by each Fund for the fiscal year ended May 31, 2006.  Class I shares do not pay 12b-1 fees.  For more information, see “Distribution Expenses Under Rule
12b-1” in Part 2 of this SAI.

 Fund

 Class A

 Class B

 Class C

 Class IS

 Distribution Fees

 Service Fees

 Distribution

 Fees

 Service

 Fees

 Distribution

 Fees

 Service

 Fees

 Service

 Fees

 High Grade Fund

 $32,396

 $132,352

 $109,251

 $36,417

 $63,035

 $21,011

 N/A

 Intermediate Bond Fund

 $29,147

   $118,934

 $79,397

 $26,465

 $145,247

 $48,415

 $40,858

 Municipal Fund

 $331,328

 $1,353,845

 $121,034

 $40,344

 $277,550

 $92,516

 N/A

 Short-Intermediate Fund

 $32,869

 $98,368

 $79,173

 $26,391

 $122,977

 $40,993

 N/A

 Strategic Municipal Bond Fund

 $208,729

 $853,592

 $913,552

 $304,517

 $1,088,101

 $362,701

 N/A

Trustee Compensation

            Listed below is the Trustee compensation paid by the Funds for the fiscal year ended May 31, 2006 and by the Evergreen Fund Complex(1) for the twelve months ended December 31,
2006. The Trustees do not receive pension or retirement benefits from the Evergreen funds. For more information, see “Management of the Trust” in Part 2 of this SAI.

 Trustee

 Aggregate Compensation from the Funds for the fiscal year ended May 31, 2006

 Total Compensation from Evergreen Fund Complex for the twelve months ended 12/31/2006(2)

 Charles A. Austin III

 $5,406

 $215,500

 Shirley L. Fulton(3)

 $4,437

 $166,250

 K. Dun Gifford

 $4,696

 $179,750

 Leroy Keith, Jr.

 $4,399

 $184,500

 Gerald M. McDonnell

 $4,399

 $175,500

 Patricia B. Norris(4)

 $77,000

 William Walt Pettit

 $4,437

 $176,250

 David M. Richardson

 $4,399

 $175,500

 Russell A. Salton, III

 $5,083

 $208,000

 Michael S. Scofield

 $8,003

 $308,750

 Richard J. Shima

 $5,006

 $204,000

 Richard K. Wagoner

 $4,566

 $183,000

(1)   The Evergreen Fund Complex consists of ten open-end investment management companies representing eighty-eight separate series and four closed-end funds.

(2)   The Trustees have a Deferred Compensation Plan which provides Trustees with the option to defer all of part of their compensation. The Trustees may elect to earn a rate of return on any deferred compensation by selecting hypothetical investments in
Evergreen investment media in an amount equal to the deferred compensation. A Trustee may elect when to receive distributions of such deferred amounts, but may not receive a distribution before the earlier of the first business day of January following (a) a date five years following the deferral election or (b) the year in which the Trustee ceases to be a member of the Board of Trustees. Pursuant to the Deferred Compensation Plan, payments due under the Deferred Compensation Plan are unsecured obligations of the Evergreen funds. Also pursuant to the Trustees Deferred Compensation Plan, certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 2006. The amounts listed below will be payable in later years to the respective
Trustees:

                Austin                      $107,750

                Fulton                      $66,500

                Pettit                        $52,875

                Salton                      $41,600

                Shima                      $102,000

(3)   Ms. Fulton served as a Trustee through November 20, 2006.

(4)   Patricia Norris became a Trustee effective July 1, 2006.

COMPUTATION OF CLASS A OFFERING PRICE

            Class A shares are sold at their net asset value (NAV) plus a sales charge.  Below is an example of the method of computing the offering price of Class A shares of each Fund.  The example assumes a purchase of Class A shares of a Fund aggregating less than $50,000 based upon the NAV of the Fund’s Class A shares at May 31, 2006.  For more information, see “Pricing of Shares” in Part 2 of this SAI.

 Fund

 Net Asset Value Per Share

 Sales Charge Per Share(1)

 Offering Price Per Share

 High Grade Fund

 $10.93

 4.75%

 $11.48

 Intermediate Bond Fund

 $60.18

 4.75%

 $63.18

 Municipal Fund

 $7.40

 4.75%

 $7.77

 Short-Intermediate Fund

 $9.88

 3.25%

 $10.21

 Strategic Municipal Bond Fund

 $8.75

 4.75%

 $9.19

(1)   The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

SERVICE PROVIDERS

Administrator

            Evergreen Investment Services, Inc. (EIS), 200 Berkeley Street, Boston, MA 02116-5034, a subsidiary of Wachovia and an affiliate of EIMC, serves as administrator to the Funds, subject to the supervision and control of the Trust’s Board of Trustees.  Pursuant to a Master Administrative Services Agreement, EIS provides the Funds with facilities, equipment and personnel, and is entitled to receive annual fees from each Fund at the following rate:

Average Daily Net Assets

of the Evergreen funds (excluding Money Market Funds and Evergreen Institutional Enhanced Income Fund)

Administrative

Services Fee Rates

First $50 billion

0.100%

Next $25 billion

0.090%

Next $25 billion

 0.080%

Next $25 billion

0.075%

On assets over $125 billion

0.050%

            Below are the administrative fees paid by each Fund for the last three fiscal years.

 Fund/Fiscal Year or Period

 Administrative Fees Paid

May 31, 2006

 High Grade Fund

 $108,089

 Intermediate Bond Fund

 $528,206

 Municipal Fund

 $884,089

 Short Intermediate Fund

 $497,801

 Strategic Municipal Bond Fund

 $725,624

May 31, 2005

 High Grade Fund

 $115,853

 Intermediate Bond Fund

 $468,740

 Municipal Fund

 $876,060

 Short Intermediate Fund

 $537,238

 Strategic Municipal Bond Fund

 $826,331

May 31, 2004

 High Grade Fund

 $132,241

 Intermediate Bond Fund

 $488,383

 Municipal Fund

 $878,408

 Short-Intermediate Fund

 $447,341

 Strategic Municipal Bond Fund

 $990,747

Distributor

            EIS also markets the Funds through broker‑dealers and other financial representatives and receives payment pursuant to each Fund’s 12b-1 plans.  EIS is a subsidiary of Wachovia and an affiliate of EIMC.

Transfer Agent

            Evergreen Service Company, LLC (ESC), P.O. Box 8400, Boston, MA 02266-8400, a subsidiary of Wachovia and an affiliate of EIMC, is the Funds’ transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts.

Each Fund pays ESC annual fees as follows:

 Fund Type

 Annual Fee Per Open Account*

 Annual Fee Per Closed Account**

 Monthly Dividend Funds

 $26.75

 $9.00

            * For shareholder accounts only.  The Fund pays ESC cost plus 15% for broker accounts.

             ** Closed accounts are maintained on the system in order to facilitate historical and tax information.

Below are the transfer agency fees paid to ESC for the last fiscal year. A portion of the fees listed below was paid to Wachovia Securities, Inc., an affiliate of Wachovia Corporation.

 Fund

 Total Transfer Agency Fees Paid for the Fiscal Year Ended May 31, 2006

 High Grade Fund

 $92,747

 Intermediate Bond Fund

 $65,240

 Municipal Fund

 $570,135

 Short-Intermediate Fund

 $173,773

 Strategic Bond Fund

 $431,890

Independent Registered Public Accounting Firm

            KPMG LLP, 99 High Street, Boston, MA 02110, audits the financial statements of each Fund.

Custodian

            State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, keeps custody of each Fund's securities and cash and performs other related duties.

Legal Counsel

            Ropes & Gray LLP, One International Place, Boston, MA 02110-2624, acts as counsel to the Funds.

Sullivan & Worcester LLP, 1666 K Street, N.W., Washington, D.C. 20006, acts as counsel to the non-interested trustees of the Trust.

FINANCIAL STATEMENTS

            The audited financial statements for each Fund, except Municipal Fund, as of May 31, 2006, for the fiscal year then ended, including notes thereto, and the report of the Independent Registered
Public Accounting Firm thereon, are incorporated into this document by reference to the Trusts' May 31, 2006 Annual Reports relating to each Fund. The audited financial statements for Municipal Fund, as of May 31, for the fiscal year then ended, and restated as of January 25, 2007, including notes thereto, and the report of the Independent Registered Public Accounting Firm thereon, are incorporated into this document by reference to Evergreen Municipal Trust's May 31, 2006 Annual Report relating to the Fund.  The
Evergreen Municipal Trust's May 31, 2006 Annual Reports relating to High Grade Fund, Short-Intermediate Fund and Strategic Municipal Bond Fund were filed electronically with the SEC on August 7, 2006 (Accession No. 0000936772-06-000130). The Evergreen Municipal
Trust's May 31, 2006 Annual Report relating to Municipal Fund was filed electronically with the SEC on January 25, 2007 (Accession No. 0000936772-07-000100). The Evergreen Select Fixed Income Trust's May 31, 2006 Annual Report relating to Intermediate Bond
Fund was filed electronically with the SEC on August 7, 2006 (Accession No. 0000936772-06-000129). A copy of each Annual Report may be obtained without charge from Evergreen Service Company, LLC, P.O. Box 8400, Boston, Massachusetts 02266-8400, by calling toll-free at 1.800.343.2898 or by downloading it off our Web site at EvergreenInvestments.com.

Statement of Additional Information (SAI)

PART 2

ADDITIONAL INFORMATION ON SECURITIES

AND INVESTMENT PRACTICES

The prospectus describes the Fund’s investment goal and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use.   Some of the information below may not apply to
the Fund or the Class in which you are interested.

Money Market Instruments

The Fund may invest up to 100% of its assets in high-quality money market instruments, such as notes, certificates of deposit, commercial paper, banker’s acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy.

U.S. Government Agency Securities

            The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

            In general, securities issued by U.S. Government-sponsored entities are backed only by (i) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (ii) the credit of the agency or instrumentality issuing the securities or guaranteeing the obligations.  Generally, the U.S. Government agencies issuing these securities, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. Government or U.S. Treasury.  This means that, in most cases, securities issued or guaranteed by U.S. Government agencies are supported only by the credit of the issuing agency, standing alone.  One important exception is securities issued and guaranteed by the Government National Mortgage Association, which are backed by the full faith and credit of the U.S. Government.

            Some examples of government agencies and instrumentalities that do not receive financial support from the U.S. Government or U.S. Treasury and whose securities and obligations are supported only by the credit of the issuing agency include the following.

(i)   Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

(ii)  Farmers Home Administration;

(iii) Federal Home Loan Banks;

(iv) Federal Home Loan Mortgage Corporation;

Federal National Mortgage Association; and

Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association (GNMA). The Fund may invest in securities issued by the GNMA, a corporation wholly owned by the U.S. Government.  GNMA securities or "certificates" represent ownership in a pool of underlying mortgages.  The timely payment of principal and interest due on these securities is guaranteed by GNMA.

            Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments.  While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30‑year bond.

            The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool.  Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool.  In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

            Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long‑term rates because of the prepayment feature.  For instance, when interest rates decline, prepayments of the underlying mortgages are likely to increase as the holders of the underlying mortgages seek refinancing.  As a result, the value of a
GNMA certificate is not as likely to rise as the value of a comparable debt security would in response to the same decline.  In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When‑Issued, Delayed‑Delivery and Forward Commitment Transactions

The Fund may purchase securities on a when‑issued or delayed-delivery basis and may purchase or sell securities on a forward commitment basis.  Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

            The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date.  Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth.  In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when‑issued, delayed-delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due.  The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

            Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund.  In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale.  If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Derivatives

            The use of swaps, options, futures contracts, and other derivatives involves risk.  Thus, while a Fund may benefit from the use of options, futures, options on futures and other derivatives, unanticipated changes in interest rates, securities prices, currency exchange rates, or other underlying assets or reference rates may adversely affect a Fund’s performance.

Even if a Fund has the ability to engage in derivatives transactions, no Fund has the obligation to enter into derivatives transactions at any time or under any circumstances.  In addition, nothing in this SAI is intended to limit in any way any purpose for which a Fund may enter into any type of derivatives transaction; a Fund may use derivatives transactions for hedging purposes or generally for purposes of enhancing its investment return.

A Fund’s ability to engage in derivatives transactions is limited by the requirements for qualifying as a "regulated investment company" under the Internal Revenue Code.

Swaps, Caps, Floors and Collars

A typical swap agreement involves the exchange by the Fund with another party of commitments to pay or receive cash flows. There are various types of swaps, including, for example, interest rate swaps, credit default swaps, total return swaps, and caps, floors, and collars.

Interest rate swaps.  Interest rate swaps involve the exchange by the Fund with another party of interest payments, such as an exchange of floating rate payments for fixed interest rate payments with respect to a notional amount of principal. For example, a Fund may enter into an interest rate swap in order to protect against declines in the value of fixed income securities held by the Fund.  In such an instance, the Fund may agree with a counterparty that the Fund will pay a fixed rate (multiplied by a notional amount) while the counterparty will pay a floating rate multiplied by the same notional amount.  If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction.

Credit default swaps.  A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a specified issuer. One party, acting as a “protection buyer,” makes periodic payments to the other party, a “protection seller,” in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Acting as a protection seller allows the Fund to create an investment exposure similar to owning a bond. Acting as a protection buyer allows the Fund potentially to reduce its credit exposure to a bond it owns or to take a "short" position in a bond it does not own.

As the protection buyer in a credit default swap, the Fund may pay a premium (by means of periodic payments) in return for the right to deliver specified bonds or loans (such as those of a U.S. or foreign issuer or a basket of such issuers) to the protection seller and receive the par (or other agreed-upon) value upon default (or similar events) by the issuer of the underlying reference obligation.  If no default occurs, the protection seller would keep the stream of payments and would have no further obligations to the Fund.  As the protection buyer, the Fund bears the risk that the investment might expire worthless and/or that the protection seller may fail to satisfy its payment obligations to the Fund in the event of a default (or similar event).  In addition, when the Fund is a protection buyer, the Fund's investment would only generate income in the event of an actual default (or similar event) by the issuer of the underlying reference obligation.

The Fund may also use credit default swaps for investment purposes by selling a credit default swap, in which case, the Fund, as the protection seller, would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the protection buyer in the event of a default (or similar event) by the third-party issuer of the underlying reference obligation.  In return for its obligation, the Fund would receive from the protection buyer a periodic stream of payments over the term of the contract.  If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations.  As the protection seller in a credit default swap, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

            Total return swaps.  In a total return swap, payments made by the Fund or the counterparty are based on the total return of an underlying asset(s), which may include an equity or fixed-income security, a combination of such securities, or an index. The value of the swap position as well as the payments required to be made by the Fund or the counterparty will increase or decrease depending on the changes in value of the underlying asset(s).  In a total return swap, one party will agree to pay to the other party the increase in value of an underlying asset in return for the agreement by the other party to make periodic floating rate payments plus the amount of any decline in the value of the underlying asset.

Caps, floors, collars.  The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount.  The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount.  A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

Risk Factors in Swap Contracts and Other Two-Party Contracts.  The most significant factor in the performance of swaps, caps, floors, and collars and other similar transactions is the change in the value of the underlying price, rate, or index level that determines the amount of payments to be made under the arrangement.  If the investment adviser is incorrect in its forecasts of such factor, the investment performance of a Fund would be less than what it would have been if these investment techniques had not been used.

            In addition, a Fund may only close out a swap, cap, floor, collar, or other two-party contract with its particular counterparty, and may only transfer a position with the consent of that counterparty.  If the counterparty defaults, a Fund will have contractual remedies, but there can be no assurance that the counterparty will be able to meet its contractual obligations or that the Fund will succeed in enforcing its rights.  For example, because the contract for each two-party derivatives transaction is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the
Fund when the Fund seeks to enforce its contractual rights.  The cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty.  The Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under a derivatives contract or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Options and Futures Strategies

Options on Securities and Indices.

            An option on a security or index is a contract that gives the holder of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or units of the index underlying the option) at a specified price.  Upon exercise of an option on a security, the writer of the option generally has the obligation to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security.  Upon exercise of an option on an index, the writer of the option generally is required to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. Options are generally traded on securities exchanges, but may also be traded on the over-the-counter market.

Purchasing Options on Securities and Indices.  Among other reasons, a Fund may purchase a put option to hedge against a decline in the value of a portfolio security.  If such a decline occurs, the put option will permit the Fund to sell the security at the higher exercise price or to close out the option at a profit.  By using put options in this manner, the Fund would reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by its transaction costs.  In order for a put option purchased by a Fund to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium paid by the Fund and transaction costs.

            Among other reasons, a Fund may purchase call options to hedge against an increase in the price of securities the Fund anticipates purchasing in the future.  If such a price increase occurs, a call option will permit the Fund to purchase the securities at the exercise price or to close out the option at a profit.  The premium paid for the call option, plus any transaction costs, will reduce the benefit, if any, that the Fund realizes upon exercise of the option and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.  Thus, for a call option purchased by a Fund to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium paid by the Fund to the writer and transaction costs.

In the case of both call and put options, the purchaser of an option risks losing the premium paid for the option plus related transaction costs if the option expires worthless.

Writing Options on Securities and Indices.  Because a Fund receives a premium for writing a put or call option, a Fund may seek to increase its return by writing call or put options on securities or indices.  The premium a Fund receives for writing an option will increase the Fund’s return in the event the option expires unexercised or is closed out at a profit.  The size of the premium a Fund receives reflects, among other things, the relationship of the market price and volatility of the underlying security or index to the exercise price of the option, the remaining term of the option, supply and demand, and interest rates.

A Fund may write a call option on a security or other instrument held by the Fund.  In such a case, the Fund limits its opportunity to profit from an increase in the market price of the underlying security above the exercise price of the option.
Alternatively, a Fund may write a call option on securities in which it may invest but that are not currently held by the Fund.  During periods of declining securities' prices or when prices are stable, writing these types of call options can be a profitable strategy to increase a Fund’s income with minimal capital risk.  However, when securities' prices increase, the Fund is exposed to an increased risk of loss, because if the price of the underlying security or instrument exceeds the option’s exercise price, the Fund will suffer a loss equal to the amount by which the market price exceeds the exercise price at the time the call option is exercised, minus the premium received.  Call options written on securities that the Fund does not own are riskier than call options written on securities owned by the Fund because there is no underlying security held by the Fund that can act as a partial hedge. When such a call option is exercised, the Fund must purchase the underlying security to meet its call obligation or make a payment equal to the value of its obligation in order to close out the option.  Call options written on securities that the Fund does not own have speculative characteristics and the potential for loss is unlimited.   There is also a risk, especially
with less liquid preferred and debt securities, that the securities may not be available for purchase.

A Fund also may write a put option on a security.  In so doing, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market price, resulting in a loss on exercise equal to the amount by which the market price of the security is below the exercise price minus the premium received.

OTC Options.  A Fund may also invest in over-the-counter (“OTC”) options.  OTC options differ from exchange-traded options in that they are two-party contracts, with price and other terms negotiated between the buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Closing Options Transactions.  The holder of an option may terminate its position in a put or call option it has purchased by allowing it to expire or by exercising the option.  If an option is American style, it may be exercised on any day up to its expiration date.  In contrast, a European style option may be exercised only on its expiration date.

In addition, a holder of an option may realize a gain or loss on the option by effecting an offsetting closing transaction.  In the case of exchange-traded options, a Fund, as a holder of an option, may effect an offsetting closing sale transaction by selling an option of the same series as the option previously purchased.  A Fund would realize a gain from a closing sale transaction if the premium received from the sale of the option is more than the premium paid to purchase the option (plus transaction costs).
A Fund would realize a loss from a closing sale transaction if the premium received from the sale of the option is less than the premium paid to purchase the option (plus transaction costs).  Similarly, a Fund that has written an option may effect an offsetting closing purchase transaction by buying an option of the same series as the option previously written.  A Fund realizes a gain from a closing purchase transaction if the cost of the closing purchase transaction (option premium plus transaction costs) is less than the premium received from writing the option.  A Fund realizes a loss from a closing purchase transaction if the cost of the closing purchase transaction (option premium plus transaction costs) is greater than the premium received from writing the option.

An OTC option may be closed out only with the counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty.

Risk Factors in Options Transactions.  There are various risks associated with transactions in exchange-traded and OTC options.  The values of options written by a Fund, which will be priced daily, will be affected by, among other factors, changes in the value of underlying securities (including those comprising an index), changes in the dividend rates of underlying securities (including those comprising an index), changes in interest rates, changes in the actual or perceived volatility of the stock market and underlying securities, and the remaining time to an option’s expiration.  The value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid.  In addition, since an American style option allows the holder to exercise its rights any time prior to expiration of the option, the writer of an American style option has no control over the time when it may be required to fulfill its obligations as a writer of the option.
This risk is not present when writing a European style option since the holder may only exercise the option on its expiration date.

A Fund’s ability to use options as part of its investment program depends on the liquidity of the markets in those instruments.  In addition, there can be no assurance that a liquid market will exist when a Fund seeks to close out an option position.  If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless.  If a Fund were unable to close out a call option that it had written on a portfolio security owned by the Fund, it may not be able to sell the underlying security unless the option expired without exercise.  As the writer of a call option on a portfolio security, during the option’s life, the Fund foregoes the opportunity to profit from increases in the market value of the security underlying the call option above the sum of the premium and the strike price of the call option, but retains the risk of loss (net of premiums received) should the price of the underlying security decline.  As the writer of a call option on a security it does not own, the Fund will realize a loss on the option if the price of the security increases above the strike price of the option.  Similarly, as the writer of a call option on a securities index, a Fund will realize a loss on the option if the value of the index increases above the level on which the strike price is set.

An exchange-traded option may be closed out by means of an offsetting transaction only on a national securities exchange, which generally provides a liquid secondary market for an option of the same series.  If a liquid secondary market for an exchange-traded option does not exist, a Fund might not be able to effect an offsetting closing transaction for a particular option as described above.  In addition, the hours of trading for options on an exchange may not conform to the hours during which the securities held by a Fund are traded.  To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that may not be reflected in the options markets.

Exchanges have established limits on the maximum number of options an investor or group of investors acting in concert may write.  The Fund(s), an investment advisor, and other clients of the investment advisor may constitute such a group.  These limits restrict a Fund’s ability to purchase or sell particular options.

An OTC option          is also generally subject to the risks described above under " Risk Factors in Swap Contracts and Other Two-Party Contracts."

Futures Contracts and Related Options

A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price.  A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price.  The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date.  The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade—known as “contract markets”—approved for such trading by the Commodity Futures Trading Commission (the “CFTC”), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts (other than index futures) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery, but rather by entering into an offsetting contract (a "closing transaction").  If a Fund is unable to enter into a closing transaction, the amount of the Fund's potential loss may be unlimited.

No price is paid or received by a Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of liquid assets to serve as “initial margin.”  Initial margin is similar to a performance bond or good faith deposit which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.  Subsequent payments, called “variation margin” or
“maintenance margin,” to and from the broker are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” Futures contracts also involve brokerage costs.

Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

Options on futures contracts.  In return for the premium paid, options on futures contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.  Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.  Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures.  If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash.  Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As with options on securities, the holder or writer of an option on futures contracts may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts.

Risks of transactions in futures contracts and related options.Investment in futures contracts involves risk.  A purchase or sale of futures contracts may result in losses in excess of the amount invested in the futures contract.  Successful use of futures contracts and related options by a Fund is subject to the investment advisor's ability to predict movements in various factors affecting financial markets.  The use of futures and related options strategies involves the risk of imperfect correlation among movements in the prices of the securities, index, or commodity underlying the futures and options purchased and sold by a Fund and in the prices of the options and futures contracts themselves.  Also, in a case where a Fund uses futures and related options for hedging purposes, there is the risk that movements in the prices of the futures and options will not correlate closely with movements in the prices of the securities that are the subject of the hedge.  The prices of futures and related options may not correlate perfectly with movements in the underlying securities, index, or commodity due to certain market distortions for a number of reasons.  For example, all participants in the futures market are subject to margin deposit and maintenance
requirements.   Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the underlying securities, index, or commodity and futures markets.  In addition, margin requirements in the futures markets are less onerous than margin requirements in the securities markets, and as a result the futures markets may attract more speculators do the securities markets.  Increased participation by speculators in the futures markets may also cause temporary price distortions.  Due to the possibility of price distortions in the futures markets and also because of the imperfect correlation between movements in the underlying securities, index, or commodity and movements in the prices of futures and related option, even a correct forecast of general market trends by the investment advisor may still not result in a profitable position over a short time period.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).  However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments.  The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by a Fund, the Fund may seek to close out such a position.  A Fund's ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market.  It is not certain that this market will develop or continue to exist for a particular futures contract or option.

As noted above, a Fund that purchases or sells a futures contract is only required to deposit margin as required by relevant CFTC regulations and the rules of the relevant contract market.  Because the purchase of a futures contract obligates the Fund to purchase the underlying security or other instrument at a set price on a future date, the Fund’s net asset value will fluctuate with the value of the security or other instrument as if it were already in the Fund’s portfolio.  Futures transactions have the effect of investment leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract.

U.S. Treasury security futures contracts and options.  U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price.  Options on U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option.

Successful use of U.S. Treasury security futures contracts by a Fund is subject to the investment advisor’s ability to predict movements in the direction of interest rates and other factors affecting markets for debt securities.  For example, if a Fund has sold U.S. Treasury security futures contracts in order to hedge against the possibility of an increase in interest rates which would adversely affect the values of securities held in its portfolio, and the prices of the Fund's securities increase instead as a result of a decline in interest rates, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions.  In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for particular securities.  For example, if a Fund has hedged against a decline in the values of tax-exempt securities held by it by selling Treasury security futures and the values of Treasury securities subsequently increase while the values of the Fund's tax-exempt securities decrease, the Fund would incur losses on both the Treasury security futures contracts written by it and the tax-exempt securities held in its portfolio.

Index futures contracts.  An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made.  Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index.  Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position.  A unit is the current value of the index.  A
Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s).  A Fund may also purchase and sell options on index futures contracts.

For example, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”) is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange.  The S&P 500 assigns relative weightings to the common stocks included in the S&P 500, and the value fluctuates with changes in the market values of those common stocks.  In the case of the S&P 500, contracts are to buy or sell 500 units.  Thus, if the value of the S&P 500 were $150, one contract would be worth $75,000 (500 units x $150).  The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place.  Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.  For example, if a Fund enters into a futures contract to buy 500 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the Fund will gain $2,000 (500 units x gain of $4).  If a Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the Fund will lose $1,000 (500 units x loss of $2).

There are several risks in connection with the use by a Fund of index futures.  For example, successful use of index futures by a Fund may be subject to the investment advisor’s ability to predict movements in the direction of the market.  For example, it is possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund’s portfolio may decline.  If this occurred, a Fund would lose money on the futures and also experience a decline in value in its portfolio securities.  It is also possible that, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions.  In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

Options on index futures are similar to options on other financial futures contracts, giving the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

            Additional Risks of Options on Securities, Futures Contracts, and Options on Futures Contracts Traded on Foreign Exchanges.  Options on securities and indexes, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges.  Such transactions may not be regulated as effectively as similar transactions in the United States and may be subject to greater risks than trading on domestic exchanges.  For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract.  The lack of a common clearing facility creates counterparty risk.  If a counterparty defaults, a Fund normally will have contractual remedies against that counterparty, but may be unsuccessful in enforcing those remedies.  When seeking to enforce a contractual remedy, a Fund also is subject to the risk that the parties may interpret contractual terms (for example, the definition of default) differently.  If a dispute occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead the Fund to decide not to pursue its claims against the counterparty.  A Fund thus assumes the risk that it may be unable to obtain payments owed to it under foreign futures contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.  In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is conducted on foreign exchanges, any profits that a Fund might realize in trading could be offset (or worse) by adverse changes in the exchange rate.  The value of foreign options and futures may also be adversely affected by other factors unique to foreign investing (see “Foreign Securities” in Part 2 of this
SAI).

Repurchase Agreements

A repurchase agreement is a contract under which a Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price
(representing the Fund's cost plus interest).  Repurchase agreements may also be viewed as loans made by a Fund which are collateralized by the securities subject to repurchase.  The investment advisor will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor.  If the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement, including interest.  In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Reverse Repurchase Agreements

A Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return.  Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price.  During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities.  A reverse repurchase agreement generally creates investment leverage.  If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a
Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to enforce the Fund’s obligation to repurchase the securities.

Foreign Currency Transactions

Foreign currency exchange rates may fluctuate significantly over short periods of time.  They generally are determined by the forces of supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors.  Currency exchange rates also can be affected unpredictably as a result of intervention (or the failure to intervene) by the U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad.  Foreign currencies in which a Fund’s assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund.  A Fund may use currency instruments for hedging, investment, or currency risk management.

Forward foreign currency contracts are contracts between two parties to purchase and sell a specified quantity of a particular currency at a specified price, with delivery and settlement to take place on a specified future date.  A forward foreign currency contract can reduce a Fund’s exposure to changes in the value of the currency it will deliver and can increase its exposure to changes in the value of the currency it will receive, for the duration of the contract.  The effect on the value of a Fund is similar to the effect of selling securities denominated in one currency and purchasing securities denominated in another currency.  Contracts to sell a particular foreign currency would limit any potential gain that might be realized by a
Fund if the value of the hedged currency increases.

A Fund also may purchase or sell currency futures contracts and related options.  Currency futures contracts are contracts to buy or sell a standard quantity of a particular currency at a specified future date and price.  However, currency futures can be and often are closed out prior to delivery and settlement.  In addition, a Fund may use options on currency futures contracts, which give their holders the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option)
a specified currency futures contract at a fixed price during a specified period.

A Fund also may purchase or sell options on currencies.  These options give their holders the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified quantity of a particular currency at a fixed price during a specified period.  Options on currencies possess many of the same characteristics as options on securities and generally operate in a similar manner.  They may be traded on an exchange or in the OTC markets.  Options on currencies traded on U.S. or other exchanges may be subject to position limits that may limit the ability of a Fund to reduce foreign currency risk using options.

Currency Cross-hedge

A currency cross-hedge enables the advisor to reduce exposure in one foreign currency relative to exposure in a second foreign currency. This strategy would make sense when the Fund wants to maintain its overall foreign currency exposure, but feels that some of the currencies are relatively more attractive.  An example would be where the advisor feels that the British Pound is more attractive than the Euro, and cross-hedges some Euro-denominated bonds back to the Pound Sterling.  The overall foreign currency exposure stays constant, but the relative weighting of the Pound versus the Euro increases.

Currency Proxy-hedge

A currency proxy-hedge enables the advisor to hedge a foreign currency exposure back to the U.S. dollar by using a second currency that has a high correlation to the actual long position, but where the second currency hedge would be either more liquid or less costly.  An example might be where a fund owns a position denominated in Indonesian Rupiah, but where the Yen has higher liquidity and is deemed a more cost effective hedge.

Creating a Net Long Position Versus a Foreign Currency

Creating a net long position would be a situation where the advisor of the Fund wishes to create exposure to a currency that exceeds the value of securities denominated in that currency that are held by the Fund.  An example might be where the advisor has reduced his weighting in Japanese bonds to 10% below the benchmark due to concerns with the bonds, but wants to maintain a market weighting in the Yen.  Creating a long position in the Yen would accomplish this result.

Dollar Roll Transactions

            The Fund may enter into "dollar rolls" in which the Fund sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date.  In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages.  The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold.  The Fund could also be compensated through receipt of fee income.

Dollar rolls are not treated as borrowings or other senior securities and will be excluded from the calculation of the Fund’s borrowings and other senior securities.  Investing in dollar rolls creates leverage (unless they are “covered dollar
rolls,” see description below) and are included in the calculation of the Fund’s total leverage-creating transactions.   In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.

Covered Dollar Rolls

The Fund may enter into covered dollar rolls which are the same as the dollar roll transactions described above except that the dollar roll position is offset with a cash or cash equivalent position. The offsetting cash/cash equivalent position effectively collateralizes the Fund’s right to receive the security at the end of the roll period, and also serves to minimize the leveraging effect of the transaction. Covered dollar rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund’s borrowings and other senior securities. Covered dollar rolls are not considered to be a transaction that creates leverage and will be excluded from the calculation of the Fund’s total leverage-creating transaction.

Leverage

            The Fund may engage in transactions that create leverage with up to 30% of its net assets in accordance with EIMC’s Leverage Policy.  Leverage creates special risks for the Fund which are created when an investment exposes the Fund to a level of risk that exceeds the amount invested.  Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.  Examples of transactions which create leverage include uncovered mortgage dollar rolls and investments in when-issued securities (see descriptions herein) as well as investing in securities that are issued on a “to-be-announced” basis (commonly referred to as “TBAs”) which are purchased prior to their actual issuance. Examples of transactions which are not included in the calculation of the Fund’s total leverage-creating transactions are covered dollar rolls and collateralized securities lending in which the collateral received by the Fund is invested in cash equivalents.

Securities Lending

            The Fund may lend portfolio securities to brokers, dealers and other financial institutions to earn additional income for the Fund.  These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral.  Any investment of collateral by the Fund would be made in accordance with the Fund's investment goal and policies described in the prospectus.

Convertible Securities

The Fund may invest in convertible securities. Convertible securities include fixed‑income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, bonds with warrants attached or bonds with a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment advisor evaluates the investment characteristics of the convertible security as a fixed‑income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Preferred Stocks

            The Fund may purchase preferred stock.  Some preferred stock, unlike common stock, has a stated dividend rate payable from the corporation’s earnings.  Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate.  “Cumulative” dividend provisions require all or a portion of prior unpaid dividends to be paid.

            If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.  Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline.  Preferred stock also generally has a preference over common stock on the distribution of a corporation’s assets in the event of liquidation of the corporation.  Preferred stock may be “participating” stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.  The rights of preferred stock on distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities.

Warrants

The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Indexed Securities

            The Fund may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

            Indexed securities differ from other types of debt securities in which the Fund may invest in several respects.  First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated).  The reference instrument need not be related to the terms of the indexed security.  For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies.  An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases.  Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

            Investment in indexed securities involves certain risks.  In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of the underlying reference instruments.  Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity.  Finally, indexed securities may be more volatile than the reference instruments underlying the indexed securities.

            To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging.  Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar.  Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's securities are or are expected to be denominated, and to buy U.S. dollars.  The amount of the contract would not exceed the value of the Fund’s securities denominated in linked currencies.  For example, if the Fund's investment advisor considers that the Austrian schilling is linked to the German deutschmark (the "D-mark"), the Fund holds securities denominated in schillings and the investment advisor believes that the value of schillings will decline against the U.S. dollar, the investment advisor may enter into a contract to sell D-marks and buy dollars.

Brady Bonds

            The Fund may also invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds were created in 1989, and, accordingly, do not have an extensive payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the
Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Obligations of Foreign Branches of United States Banks

The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation.  Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk).  In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium.  Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Foreign Securities

            The Fund may invest in foreign securities or U.S. securities traded in foreign markets.  In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit.  The Fund may also invest in Canadian commercial paper and
Europaper.  These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers.  Such risks include the possibility of adverse political and economic developments;
imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations.  Such investments may also entail higher custodial fees and sales commissions than domestic investments.  Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations.  Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

The Fund may also invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable than those of developed countries.  Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large price fluctuations; however, these markets may also provide higher long-term rates of return.

Inter-American Development Bank and World Bank (formerly known as the International Bank for Reconstruction and Development)

The Fund may be subject to risks associated with obligations of the Inter-American Development Bank and World Bank (formerly known as the International Bank for Reconstruction and Development).  Because these entities are not governmental entities with taxing authority, and may be supported only by appropriate but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

Premium Securities

            The Fund may at times invest in premium securities which are securities bearing coupon rates higher than prevailing market rates.  Such "premium" securities are typically purchased at prices greater than the principal amount payable on maturity.  Although the Fund generally amortizes the amount of any such premium into income, the Fund may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the purchase price. Additionally, the Fund may recognize a capital loss if it holds such securities to maturity.

High Yield, High Risk Bonds

The Fund may invest a portion of its assets in lower rated bonds.  Bonds rated below BBB by S&P or Fitch IBCA, Inc. (Fitch) or below Baa by Moody’s, commonly known as “junk bonds,” typically offer high yields, but also usually high risk.  While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments.  Investors should be aware of the following risks:

            (1)   The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged.  Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing.  Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

            (2)   The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

            (3)    The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise.  For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost.  The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher‑rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

            (4)   The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely affect (a) the bond's market price, (b) the Fund's ability to sell the bond, and (c) the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

For bond ratings descriptions, see “Corporate and Municipal Bond Ratings” below.

Sovereign Debt Obligations

The Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Illiquid and Restricted Securities

            The Fund may not invest more than 15% (10% for money market funds) of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

            The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws.  Rule 144A under the Securities Act of 1933
("Rule 144A") allows certain restricted securities to trade among qualified institutional investors.  Since Rule 144A securities and other investments may have limited markets, the Fund’s portfolio manager, pursuant to procedures adopted by the Fund’s Board of Trustees, will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above.

Investment in Other Investment Companies

            The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act.  Currently, with limited exceptions, the Fund may not (1) own more than 3% of the outstanding voting shares of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies.  Notwithstanding the foregoing, the Fund may invest an unlimited amount of its uninvested cash in the shares of money market funds, subject to the conditions set forth in the 1940 Act. In addition, the Fund may invest all of its investable assets in securities of a single open‑end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.  Investing in other investment companies may expose a Fund to duplicate expenses and lower its value.

Short Sales

A short sale is the sale of a security the Fund has borrowed.  The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender.  After a short sale is completed, the value of the security sold short may rise.  If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

            The Fund may engage in short sales, but it may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.  The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal Securities

The Fund may invest in municipal bonds of any state, territory or possession of the United States (U.S.), including the District of Columbia. The Fund may also invest in municipal bonds of any political  subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions.  Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works.  Municipal bonds may also be issued to refinance public debt.

            Municipal bonds are mainly divided between "general obligation" and "revenue" bonds.  General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax.  They are repaid from the issuer's general revenues.  Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer.  In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

            The Fund may also invest in industrial development bonds.  Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations.  The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities.  To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax.  However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

            The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating.  Municipal bonds are rated by S&P, Moody's and Fitch.  Such ratings, however, are opinions, not absolute standards of quality.  Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield.  Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund.  Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

            The ability of the Fund to achieve its investment goal depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due.  Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors.  Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default.  Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issuer's weaknesses.  Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due.  In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund and other Evergreen funds.

            From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds.  Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund.  If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.   In order for
the interest on a municipal security to be tax exempt, the municipal security must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

U.S. Virgin Islands, Guam and Puerto Rico

The Fund may invest in obligations of the governments of the U.S. Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named.  The Fund does not presently intend to invest more than (a) 10% of its net assets in the obligations of each of the U.S. Virgin Islands and Guam or (b) 25% of its net assets in the obligations of Puerto Rico.  Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the U.S. Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

Tender Option Bonds

A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates.  The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution.  As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination.  Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate.  An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond.  The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity.  There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax.  Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, payment default or a disqualification from tax-exempt status.

Master Demand Notes

The Fund may invest in master demand notes.  These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower.  Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed.  The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount.  The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice).  Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year.  The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.  Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time.  Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund‘s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand.  These notes are not typically rated by credit rating agencies.
Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for high quality commercial paper, i.e., rated A-1 by S&P, Prime-1 by Moody’s or F-1 by Fitch.

Payment‑in‑kind Securities

The Fund may invest in payment‑in‑kind (PIK) securities. PIKs pay interest in either cash or additional securities, at the issuer's option, for a specified period.  The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow.  Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

An advantage of PIKs for the issuer ‑‑ as with zero coupon securities ‑‑ is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash‑paying securities.  However,
PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

As a group, PIK bonds trade flat (i.e., without accrued interest).  Their price is expected to reflect an amount representing accreted interest since the last payment.  PIKs generally trade at higher yields than comparable cash‑paying securities of the same issuer.  Their premium yield is the result of the lesser desirability of non‑cash interest, the more limited audience for non‑cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds

The Fund may invest in zero coupon "stripped" bonds. These represent ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds.  The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series.  Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities.  Each zero coupon bond entitles the holder to receive a single payment at maturity.  There are no periodic interest payments on a zero coupon bond.  Zero coupon bonds are offered at discounts from their face amounts.

In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations.  Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price.  The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield"
method.  Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss.  If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing an interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage‑Backed or Asset‑Backed Securities

The Fund may invest in mortgage‑backed securities and asset‑backed securities.  Two principal types of mortgage‑backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs).
CMOs are securities collateralized by mortgages, mortgage pass‑throughs, mortgage pay‑through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage‑backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties).  Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only.  Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass‑throughs to be prepaid prior to their stated maturity.  Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass‑throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICsare private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

In addition to mortgage‑backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over‑the‑counter and typically have a short‑intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due.  Most issuers of asset‑backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset‑backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of related asset‑backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

In general, issues of asset‑backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset‑backed securities may default and/or may suffer from these defects.  In evaluating the strength of particular issues of asset‑backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

TBA Mortgage Securities

TBA refers to “To Be Announced.”  These types of securities are mortgage pools where the issuer has defined and agreed to, in advance, the terms for investors, but has not yet specified the mortgages that will act as collateral.

Variable or Floating Rate Instruments

The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit.  Variable or floating rate instruments bear interest at a rate which varies with changes in market rates.  The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity.  A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula.  The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long‑term bond or commercial paper ratings applicable to permitted investments for the Fund.  The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Real Estate Investment Trusts

            The Fund may invest in investments related to real estate including real estate investment trusts (REITs), including equity REITs and mortgage REITs.  Equity REITs invest the majority of their assets directly in real property, derive their income primarily from rents and can also realize capital gains by selling properties that have appreciated in value.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments.  Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates.  In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage REITs may be affected by borrower default risk and interest rate risk.  REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.  Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal
Revenue Code of 1986, as amended (the “Code”) and to maintain exemption from the 1940 Act.  In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

Limited Partnerships

The Fund may invest in limited and master limited partnerships.  A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement.  Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

For an organization classified as a partnership under the Code, each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the SEC and are freely exchanged on a securities exchange or in the over-the-counter market.

Stand-by Commitments

When the Fund purchases tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those tax-exempt securities.  A stand-by commitment may be considered a security independent of the state tax-exempt security to which it relates.  The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying tax-exempt security to a third party at any time.  The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration.  No Fund expects to assign any value to stand-by commitments.

Domestic Equity Depositary Receipts

The Fund may invest in Domestic Equity Depositary Receipts. These instruments represent interests in a unit investment trust (“UIT”) that holds a portfolio of common stocks that is intended to track the price and dividend performance of a particular index.  Common examples of Domestic Equity Depositary Receipts include S&P Depositary Receipts (“SPDRs”) and Nasdaq 100 Shares, which may be obtained from the UIT issuing the securities or purchased in the secondary market (SPDRs and Nasdaq 100
Shares are listed on the American Stock Exchange).

Domestic Equity Depositary Receipts are not individually redeemable, except upon termination of the UIT that issued them.  The liquidity of small holdings of Domestic Equity Depositary Receipts depends upon the existence of a secondary market.

The redemption price (and therefore the sale price) of Domestic Equity Depositary Receipts is derived from and based upon the securities held by the UIT that issued them.  Accordingly, the level of risk involved in the purchase or redemption or sale of a
Domestic Equity Depositary Receipt is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the price of Domestic Equity Depositary Receipts is based on the value of a basket of stocks.  Disruptions in the markets for the securities underlying Domestic Equity Depositary Receipts purchased or sold by the Fund could result in losses on Domestic Equity Depositary Receipts.

PURCHASE AND REDEMPTION OF SHARES

You may buy shares of the Fund through Evergreen Investment Services, Inc. (EIS), broker‑dealers that have entered into special agreements with EIS or certain other financial institutions.  With certain exceptions, the Fund may offer up to eight different classes of shares that differ primarily with respect to sales charges and distribution fees.  Depending upon the class of shares, you will pay a front-end sales charge when you buy the Fund's shares, a contingent deferred sales charge (CDSC) when you redeem the Fund's shares or no sales charges at all.  Each Evergreen fund offers different classes of shares.  Refer to the prospectus to determine which classes of shares are offered by each Fund.

Class A Shares

The Fund’s prospectus describes the sales charges applicable to purchases of Class A shares.

There is no front-end sales charge imposed on Class A shares of Evergreen’s money market funds. However, when exchanging from Class A shares of a money market fund to a non-money market fund within the Evergreen funds family, a sales charge will be imposed on the exchange, unless the shares have been subject to a previous sales charge.

In addition to the circumstances described in the prospectus, no front-end sales charges are imposed on Class A shares purchased by shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families (as defined in the prospectus).  As described in the prospectus, current and retired Directors, Trustees, officers and employees of the Evergreen funds and Wachovia Corporation and its affiliates, and members of each such individual’s immediate family, and employees of broker-dealer firms that have entered into dealer agreements with EIS, and members of each such individual’s immediate family, are eligible to purchase Class A shares at net asset value (NAV).  Accounts opened while the individual (or his or her immediate family member) is in a position giving rise to these privileges will continue to have the privilege of purchasing Class A shares at NAV after termination of the position; however, accounts opened after termination of the position (in the absence of any other circumstances giving rise to the privilege to purchase Class A shares at NAV) will not be eligible for purchases of Class A shares at NAV.  These provisions are generally intended to provide additional job-related incentives to persons who serve the Fund or work for companies associated with the Fund and selected dealers and agents of the Fund.  Since these persons are in a position to have a basic understanding of the nature of an investment company as well as a general familiarity with the Fund, sales to these persons, as compared to sales in the normal channels of distribution, require substantially less sales effort.  Similarly, these provisions extend the privilege of purchasing shares at NAV to certain classes of institutional investors who, because of their investment sophistication, can be expected to require significantly less than normal sales effort on the part of the Fund and EIS.  Furthermore, the provisions allow the Fund to be competitive in the mutual fund industry, where similar allowances are common.

In addition, in connection with the terms of a merger, acquisition or exchange offer made under a plan of reorganization, Class A shares may be purchased at NAV by certain investors of acquired funds who remain investors in the Evergreen funds, including former
Class IS shareholders of Evergreen Strategic Value Fund, former Investor class shareholders of Undiscovered Managers Funds, former shareholders of two funds managed by Grantham, Mayo, Van Otterloo & Co. (the GMO Global Balanced Allocation Fund and the GMO Pelican
Fund) and former shareholders of America’s Utility Fund.

Class B Shares

The Fund’s prospectus describes the sales charges applicable to purchases of Class B shares.

Class B shares that have been outstanding for eight years will automatically convert to Class A shares without imposition of a front‑end sales charge or exchange fee.  Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to Evergreen Service Company, LLC (ESC).

Class C Shares, Class I Shares (also referred to as Institutional Shares), Class R Shares, Class S Shares, Class S1 Shares, Administrative Shares, Institutional Service Shares, Investor Shares, Participant Shares, Reserve Shares and Resource Shares

The Fund’s prospectus describes, if applicable, the sales charges applicable to purchases of Class C shares, Class I shares (also referred to as Institutional shares), Class R shares, Class S shares, Class S1 shares, Administrative shares, Institutional
Service shares, Investor shares, Participant shares, Reserve shares and Resource shares.

Contingent Deferred Sales Charge

The Fund charges a CDSC on certain share classes as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1”
below).  Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares do not charge a CDSC.

Redemption-in-kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's NAV (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the Fund's NAV at the beginning of the period.

Exchanges

Investors may exchange shares of the Fund for shares of the same class of any other Evergreen fund which offers the same class of shares. See “By Exchange” under “How to Buy Shares” in the prospectus.  Before you make an exchange, you should read the prospectus of the Evergreen fund into which you want to exchange.  The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time. There is no front-end sales charge imposed on Class A shares of Evergreen’s money market funds. However, when exchanging from Class A shares of a money market fund to a non-money market fund within the Evergreen funds family, a sales charge will be imposed on the exchange, unless the shares have been subject to a previous sales charge.

Automatic Reinvestment

As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares.  However, ESC will automatically reinvest all subsequent dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record.  When a check is returned, the Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins.  Uncashed or returned redemption checks will also be handled in the manner described above.

PRICING OF SHARES

Calculation of Net Asset Value

            The Fund calculates its NAV once daily on Monday through Friday, as described in the prospectus.  The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New
Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Evergreen reserves the right to adjust the closing time to coincide with an earlier closing of the New York
Stock Exchange or due to other unusual circumstances.

            The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

            Current values for the Fund's portfolio securities are determined as follows:

(1)  Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

(2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

(3) Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

(4)  Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded.  If there has been no sale, the securities are valued at the mean between bid and asked prices.
Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market.  The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

(5)  Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market value.

Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor’s opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

Investments in other mutual funds are valued at net asset value.

The Evergreen Money Market funds, as permitted under Rule 2a-7 of the 1940 Act, generally value their securities at amortized cost.

PRINCIPAL UNDERWRITER

            EIS is the principal underwriter for the Trust and with respect to each class of shares of the Fund.  The Trust has entered into a Principal Underwriting Agreement (Underwriting Agreement)
with EIS with respect to each class of the Fund.

            EIS, as agent, has agreed to use its best efforts to find purchasers for the shares.  EIS may retain and employ representatives to promote distribution of the shares and may obtain orders from broker‑dealers, and others, acting as principals, for sales of shares to them.  The Underwriting Agreement provides that EIS will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

            All subscriptions and sales of shares by EIS are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust,
By‑Laws, current prospectuses and SAI.  All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received.  Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

            EIS has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares.  EIS has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of EIS or any other person for whose acts EIS is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

            The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the “Independent Trustees”), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

            The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement.  The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

            From time to time, if, in EIS's judgment, it could benefit the sales of shares, EIS may provide to selected broker‑dealers promotional materials and selling aids.

DISTRIBUTION EXPENSES UNDER RULE 12b-1

The Fund bears some of the costs of selling its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve, Resource and Class R shares (“Share Classes”), as applicable, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act.  These 12b-1 fees are indirectly paid by the shareholder, as shown by the Fund’s expense table in the prospectus. The 12b-1 fees are composed of distribution fees and service fees which are described further below. Certain Wachovia affiliates receive 12b-1 fees from the Funds.

Class I and Institutional shares of the Fund do not pay 12b-1 fees.

Under the Distribution Plans (each a “Plan,” together, the “Plans”) that the Fund has adopted for its Share Classes, the Fund may incur expenses for 12b-1 fees up to a maximum annual percentage of the average daily net assets attributable to a class, as described below. Amounts paid under the Plans are used to compensate EIS pursuant to Distribution Agreements (each an “Agreement,” together, the “Agreements”) that the Fund has entered into with respect to its Share Classes, as applicable.

 Class

 Current Maximum

 12b-1 Fees Allowed Under the Plans

 A

 0.75%(a)

 B

 1.00%

 C

 1.00%

 S

 0.75%(b)

 S1

 0.75%(b)

 Administrative

 0.75%(c)

 Institutional Service

 0.75%(d)

 Investor

 0.75%(e)

 Participant

 0.75%(f)

 Reserve

 0.75%(g)

 Resource

 1.00%(h)

 R

 1.00%(i)

(a) Currently limited to 0.30% or less on Evergreen funds. Of this amount 0.25% is to be used exclusively as a service fee.  See the expense table in the prospectus of the Fund in which you are interested.

(b) Currently limited to 0.60% or less on Evergreen money market funds. Of this amount 0.25% is to be used exclusively as a service fee.  See the expense table in the prospectus of the Fund in which you are interested.

(c) Currently limited to 0.05% or less on Evergreen institutional money market funds. This amount is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(d) Currently limited to 0.25% or less on Evergreen institutional money market funds or other Evergreen funds offering Institutional Service shares. This amount is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(e) Currently limited to 0.10% or less on Evergreen institutional money market funds. This amount is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(f) Currently limited to 0.50% or less on Evergreen institutional money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(g) Currently limited to 0.65% or less on Evergreen institutional money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(h) Currently limited to 0.80% or less on Evergreen institutional money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(i) Currently limited to 0.50% or less on Evergreen funds. Of this amount 0.25% is to be used exclusively as a service fee.  See the expense table in the prospectus of the Fund in which you are interested.

Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund’s investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts.  The Fund may not, during any fiscal period, pay 12b-1 fees greater than the amounts described in the chart above under “Current Maximum 12b-1 Fees Allowed Under the Plans.” The Trustees may, without shareholder approval, increase the fees allowed under the Agreements up to the current maximum 12b-1 fees allowed under the Plans.

The Agreements provide that EIS will use the distribution fees received from the Fund for the following purposes:

(1)        to compensate broker-dealers or other persons for distributing Fund shares;

(2)        to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund’s shareholders; and

(3)        to otherwise promote the sale of Fund shares.

The Agreements also provide that EIS may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares.  EIS may assign its rights to receive compensation under the Plans to secure such financings.  Wachovia or its affiliates may finance payments made by EIS to compensate broker-dealers or other persons for distributing shares of the Fund.

In the event the Fund acquires the assets of another mutual fund, compensation paid to EIS under the Agreements may be paid by EIS to the acquired fund’s distributor or its predecessor.

Since EIS’s compensation under the Agreements is not directly tied to the expenses incurred by EIS, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to
EIS.  Distribution expenses incurred by EIS in one fiscal year that exceed the compensation paid to EIS for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

Distribution fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve, Resource and Class R shares and are charged as class expenses, as accrued.
The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker‑dealers without the assessment of a front‑end sales charge, while at the same time permitting EIS to compensate broker‑dealers in connection with the sale of such shares.

            Service fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve, Resource and Class
R shares and are charged as class expenses, as accrued.

            Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis.  Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

            The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to EIS; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

            Each Plan and the Agreement will continue in effect for successive 12‑month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the
Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

            The Plans permit the payment of fees to brokers and others for distribution and shareholder‑related administrative services and to broker‑dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve, Resource and Class R shares.  The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1 and Institutional Service shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of
Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve, Resource and Class R shares.  The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor,
Participant, Reserve, Resource and Class R shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B, Class C, Class S, Class S1,
Administrative, Institutional Service, Investor, Participant, Reserve, Resource and Class R shares.

            In the event that the Plan or Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to EIS with respect to that class or classes, and (ii) the Fund would not be obligated to pay EIS for any amounts expended under the Agreement not previously recovered by EIS from distribution services fees in respect of shares of such class or classes through deferred sales charges.

            All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected.  Any Plan or Agreement may be terminated (i) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by EIS.  To terminate any Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to EIS.  Any Agreement will terminate automatically in the event of its assignment.  For more information about 12b-1 fees, see “Expenses” in the prospectus and “12b-1 Fees” under
“Expenses” in Part 1 of this SAI. To the extent EIMC and EIS are compensated based on assets under management in the Evergreen funds, they may be considered to have an interest in the operation of the Plans.

SERVICE FEES AND COMMISSIONS PAID TO INVESTMENT FIRMS

            EIS will pay service fees to investment firms based on the average daily net asset value of Class A, Class B, Class C, Class S, Class S1, Administrative, Investor, Participant, Reserve, Resource,
Institutional Service and Class R shares, as applicable, of a Fund which the investment firm has sold and which are issued and outstanding on the books of the Fund during each quarter, and which are registered in the names of customers for whom the investment firm is the dealer of record (“Eligible Shares”).

The rate of such service fees of a Fund for Class A and Institutional Service shares (excluding Evergreen money market funds, Evergreen Short-Intermediate Municipal Bond Fund, Evergreen Limited Duration Fund and Evergreen Short Intermediate Bond Fund) will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.25% annually) during such quarter.

The rate of service fees of an Evergreen money market fund with Class A shares will be calculated quarterly at the rate of 0.075% per quarter of the average daily net asset value of such Eligible Shares (approximately 0.30% annually) during such quarter.

The rate of service fees of Evergreen Short-Intermediate Municipal Bond Fund, Evergreen Limited Duration Fund and Evergreen Short Intermediate Bond Fund for Class A shares will be calculated quarterly at the rate of 0.050% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.20% annually) during such quarter.

The rate of service fees of a Fund with Administrative Shares will be calculated quarterly at the rate of 0.0125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.05% annually) during such quarter.

The rate of service fees of a Fund with Investor Shares will be calculated quarterly at the rate of 0.025% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.10% annually) during such quarter.

The rate of service fees of a Fund with Participant and Class R Shares will be calculated quarterly at the rate of 0.125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.50% annually) during such quarter.

The rate of service fees of a Fund with Reserve Shares will be calculated quarterly at the rate of 0.1625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.65% annually) during such quarter.

The rate of service fees of a Fund with Resource Shares will be calculated quarterly at the rate of 0.20% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.80% annually) during such quarter.

The rate of service fees of a Fund with Class S and Class S1 Shares will be calculated quarterly at the rate of 0.15% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.60% annually) during such quarter.

The amount of any service fee that exceeds 0.25% is considered an “asset-based sales charge” and is calculated into the appropriate maximum aggregate cap as specified in the rules of the National Association of Securities Dealers.

The rate of such service fees of a Fund for Class B shares will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.25% annually) during such quarter.

EIS will pay service fees to investment firms based on the average daily net asset value of Class C shares of the Fund they have sold, provided such shares have been on the books of the Fund for a minimum of 13 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the respective quarter and which are registered in the names of customers for whom the investment firm is the dealer of record (“Class C Eligible
Shares”).  Such service fees will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Class C Eligible Shares (approximately 0.25% annually).

In any quarter in which total service fees earned by the investment firm on such Eligible Shares of all Funds are less than $50.00 in the aggregate, no service fees will be paid to the investment firm nor will such amounts be carried over for payment in a future quarter.  Service fees will be paid within five business days after the end of the service commission period in the respective quarter.  EIS will pay service fees only to the extent that such amounts have been paid to EIS by the Fund.

            No service fees are paid on sales of any Class I or Institutional shares of the Fund.

Commissions

            EIS pays commissions to investment firms for sales of Class A shares at the following rates:

 Equity Funds (except Evergreen Envision Growth Fund, Evergreen Envision Growth and Income Fund, Evergreen Large Cap Equity Fund and Evergreen Equity Index Fund)

 Your Investment

 Dealer Commission as a % of Offering Price

 Up to $49,999

 5.00%

 $50,000-$99,999

 4.25%

 $100,000-$249,999

 3.25%

 $250,000-$499,999

 2.00%

 $500,000-$999,999

 1.75%

 $1,000,000-$2,999,999

 1.00% of the first $2,999,999, plus

 $3,000,000-$4,999,999

 0.50% of the next $2,000,000, plus

 $5,000,000 or greater

 0.25% of amounts equal to or over $5,000,000

 Long-term Bond Funds (including  Evergreen Envision Growth Fund, Evergreen Envision Growth and Income Fund, Evergreen Large Cap Equity Fund and Evergreen Equity Index Fund)

 Your Investment

 Dealer Commission as a % of Offering Price

 Up to $49,999

 4.25%

 $50,000-$99,999

 4.25%

 $100,000-$249,999

 3.25%

 $250,000-$499,999

 2.00%

 $500,000-$999,999

 1.75%

 $1,000,000-$2,999,999

 1.00% of the first $2,999,999, plus*

 $3,000,000-$4,999,999

 0.50% of the next $2,000,000, plus*

 $5,000,000 or greater

 0.25% of amounts equal to or over $5,000,000*

*    Evergreen Envision Funds and Evergreen Equity Index Fund pay 0.25% to investment firms for all amounts over $1,000,000.

 Short-term Bond Funds

 Your Investment

 Dealer Commission as a % of Offering Price

 Up to $49,999

 2.75%

 $50,000-$99,999

 2.75%

 $100,000-$249,999

 2.25%

 $250,000-$499,999

 1.75%

 $500,000-$999,999

 1.25%

 $1,000,000-$2,999,999

 0.50% of the first $2,999,999, plus

 $3,000,000 or greater

 0.25% of amounts equal to or over $3,000,000**

**  Evergreen Adjustable Rate Fund and Evergreen Ultra Short Opportunities Fund pay 0.25% to investment firms for all amounts over $1,000,000.

            EIS pays commissions, also referred to as a Dealer Allowance, to investment firms for sales of Class B shares in the amount of 4.00% of shares sold at the time of purchase.

EIS pays commissions to investment firms for sales of Class C shares in the amount of 1.00% of shares sold at the time of purchase.

EIS will also pay subsequent commissions to investment firms for sales of Class C shares based on the average daily net asset value of Class C shares of the Fund sold provided such shares have been on the books of the Fund for a minimum of 13 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the calendar quarter and which are registered in the names of customers for whom the investment firm is the dealer of record (“Eligible Shares”).  Such commissions will be calculated quarterly at the rate of 0.1875% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.75% annually) during such quarter.  Such commissions will be paid by the twentieth day of the month before the end of the respective quarter.  Such commissions will continue to be paid to the investment firm quarterly so long as aggregate payments do not exceed applicable NASD limitations and other governing regulations.

            No commissions are paid on sales of any Class I, Administrative, Institutional Service, Investor, Participant, Reserve, Resource, Class R, Class S and Class S1 shares of a Fund.

TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

            The Fund intends to qualify for and elect the tax treatment applicable to a regulated investment company (RIC) under Subchapter M of the Code.  (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.)  In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or foreign currencies, and net income from certain publicly traded partnerships; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), the securities of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or in the securities of one or more publicly traded partnerships.  By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains.  A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements with respect to each calendar year and with respect to each one-year period ending on October 31.  The Fund anticipates meeting such distribution requirements.

Taxes on Distributions

Unless the Fund is a municipal bond or municipal money market fund, distributions will be taxable to shareholders whether made in shares or in cash.  Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

            To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short‑term capital gains, if any).  The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income.  Unless the Fund is a corporate, U.S. Treasury, U.S. Government or municipal bond fund or a money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations and the current 15% rate of tax for other taxpayers who have met the relevant holding period requirements discussed below.  The Fund will inform shareholders of the amounts that so qualify.  If the Fund is a corporate, U.S. Treasury, U.S. Government or municipal bond fund or a money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations or the 15% rate of tax for other taxpayers.

In order for dividends received by a Fund shareholder to be “qualified dividend income” (qualifying for the 15% rate of tax), the Fund must meet holding period and other requirements with respect to the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares.  A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

From time to time, the Fund will distribute the excess of its net long‑term capital gains over its short‑term capital loss to shareholders (i.e., capital gain dividends).  For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long‑term capital gains.  Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares. The Fund’s transactions in options, futures contracts, hedging transactions, forward contracts, swap agreements, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses.
These rules could therefore affect the amount, timing and character of distributions to shareholders.

Distributions by the Fund reduce its NAV.  A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital.  In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital.  Nevertheless, the shareholder may incur taxes on the distribution.   Therefore,
shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return.   Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

If more than 50% of the value of the Fund's total assets at the end of a fiscal year consists of securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments.  The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that would be to his advantage.  In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom.  As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

            For Funds that may invest an amount less than or equal to 50% of the value of its assets in foreign securities, income received by the Fund from its investments in foreign securities may also be subject to withholding and other taxes.  Tax Conventions between certain countries and the U.S. may reduce or eliminate such taxes.  Shareholders in such Funds that invest up to 50% of their assets in foreign securities will not be entitled to a credit or deduction with respect to such foreign taxes.

            The Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Special Tax Information for Shareholders of Municipal Bond or Municipal Money Market Funds

The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income.  In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax‑exempt obligations at the close of each quarter.  An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year.  The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year.  If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

Any shareholder of the Fund who may be a “substantial user” (as defined by the Code) of a facility financed with an issue of tax‑exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

            Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax‑exempt, will be treated as a tax preference item for alternative minimum tax purposes.  Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code
(relating to "adjusted current earnings").

Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends.  Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long‑term capital gains received by the shareholder.

Taxes on the Sale or Exchange of Fund Shares

            Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares.  A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets.  Currently, capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 15% for an individual.  Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares.  The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares.  Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long‑term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

            Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a federal income tax backup withholding requirement at the rate of 28% on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund.  If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld.  Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

            The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates).  It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons).  Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund.  Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund.
The Fund will withhold a tax at a rate of 30% (or lower under a tax treaty) on all ordinary dividend distributions to non-U.S. persons.  Under recent legislation, the withholding obligation generally does not apply to properly designated dividends derived from certain interest income of the Fund or from short-term capital gains of the Fund which are paid with respect to Fund years beginning before January 1, 2008. The Fund does not intend to make the designations that would be required to take advantage of this provision with respect to interest income. Consequently, all dividend distributions to non-U.S. persons will be subject to withholding unless designated as long or short-term capital gains.

BROKERAGE

Brokerage Commissions

If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable.  Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down.  Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities.  Generally, the Fund will not pay brokerage commissions for such purchases.  When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession.  The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down.  When the Fund executes transactions in the over‑the‑counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

Selection of Brokers

When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund.  When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker’s:

1.         ability to provide the best net financial result to the Fund;

2.         efficiency in handling trades;

3.         ability to trade large blocks of securities;

4.         readiness to handle difficult trades;

5.         financial strength and stability; and

6.         provision of “research services,” defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above, including Wachovia Securities, LLC, an affiliate of the Fund’s investment advisor.  Pursuant to Section 28(e) of the Securities
Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided.  Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund.  It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

When selecting a broker for portfolio trades, the investment advisor may not consider the amount of Fund shares a broker has sold.

            Wachovia Securities, LLC, an affiliate of the Fund’s investment advisor and a member of the New York and American Stock Exchanges, may effect portfolio transactions on those exchanges for the
Fund. Wachovia Securities, LLC, is a majority-owned subsidiary of Wachovia Corporation, the Fund’s investment advisor’s parent.

Simultaneous Transactions

The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients.  When a security is suitable for the investment goal of more than one client, it may be prudent for the investment advisor to engage in a
simultaneous transaction, that is, buy or sell the same security for more than one client.   The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.

ORGANIZATION

            The following is qualified in its entirety by reference to the Trust’s Declaration of Trust.

Description of Shares

            The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares.  Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class.  Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class.  Shareholders have no preemptive or conversion
rights.   Shares are redeemable and transferable.

Voting Rights

            Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings.  At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of “NAV” applicable to such share.  Shares generally vote together as one class on all matters.  Classes of shares of the Fund have equal voting rights.  No amendment may be made to the
Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class.  Shares have non‑cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

            After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing
Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

            The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Code of Ethics

            The Trust, its principal underwriter and its various investment advisors have each adopted a code of ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act (“Code of
Ethics”).  Each of these Codes of Ethics permits Fund personnel to invest in securities, including securities that may be purchased or held by the Fund, for their own accounts subject to certain restrictions and conditions and is on file with, and available from, the SEC.

Shareholder Liability

Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a Fund.  However, the Agreement and Declaration of Trust states that no shareholder shall be personally liable for the debts, liabilities, obligations and expense incurred by, contracted for, or otherwise existing with respect to the Fund and provides that notice of such disclaimer may be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trustees.  The
Agreement and Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for any obligation or liability of the Fund solely by reason of being or having been a shareholder.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is generally limited to the circumstances in which the Fund would be unable to meet its obligations.

INVESTMENT ADVISORY AGREEMENT

            On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund’s investment advisor (the "Advisory Agreement").  Under the Advisory Agreement,
and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets.  The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

              The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing  annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see “Expenses” in Part 1 of this SAI.

            The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares.  In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares.  The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

            For a discussion regarding the considerations of the Fund's Board of Trustees for approving or renewing the Fund's investment advisory agreement, please see either the Fund's Annual
Report or Semiannual Report immediately following the approval of the Fund's contract for the most recent fiscal period.

Transactions Among Advisory Affiliates

            The Trust has adopted procedures pursuant to Rule 17a‑7 of the 1940 Act ("Rule 17a‑7 Procedures").  The Rule 17a‑7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of Wachovia Corporation is an investment advisor.  The Rule 17a‑7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of Wachovia
Corporation is an investment advisor.  The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.

PORTFOLIO MANAGERS

Other Funds and Accounts Managed.  The following table provides information about the registered investment companies and other pooled investment vehicles and other accounts managed by the portfolio managers of the Funds as of the Funds’ most recent fiscal year end, May 31, 2006.

 Portfolio Manager

 (Assets in thousands)

 Diane C. Beaver

 Assets of registered investment companies managed

 Evergreen California Municipal Money Market Fund

 205,721

 Evergreen Connecticut Municipal Bond Fund

 75,325

 Evergreen New Jersey Municipal Money Market Fund

 203,745

 Evergreen New York Municipal Money Market Fund

 296,686

 Evergreen Pennsylvania Municipal Money Market Fund

 203,589

 Evergreen Short-Intermediate Municipal Bond Fund

 417,385

 TOTAL.........................................................................................................

 $1,402,451

 Those subject to performance fee........................................................

 0

 Number of other pooled investment vehicles managed..........................

 0

 Assets of other pooled investment vehicles managed.....................

 $0

 Number of those subject to performance fee.....................................

 N/A

 Number of separate accounts managed....................................................

 0

 Assets of separate accounts managed...............................................

 $0

 Number of those subject to performance fee.....................................

 N/A

 Matthew M. Kiselak

 Assets of registered investment companies managed

 Evergreen Florida Municipal Money Market Fund

 356,481

 Evergreen High Grade Municipal Bond Fund

 102,969

 Evergreen Institutional Municipal Money Market Fund

 8,448,140

 Evergreen Municipal Bond Fund

 881,807

 Evergreen Municipal Money Market Fund

 2,115,663

 TOTAL.........................................................................................................

 $11,905,060

 Those subject to performance fee........................................................

 0

 Number of other pooled investment vehicles managed..........................

 0

 Assets of other pooled investment vehicles managed.....................

 $0

 Number of those subject to performance fee.....................................

 N/A

 Number of separate accounts managed....................................................

 0

 Assets of separate accounts managed...............................................

 $0

 Number of those subject to performance fee.....................................

 N/A

 Michael Pietronico

 Assets of registered investment companies managed

 Evergreen California Municipal Bond Fund

 50,697

 Evergreen Intermediate Municipal Bond Fund

 497,981

 Evergreen New York Municipal Bond Fund

 97,086

 TOTAL.........................................................................................................

 $645,764

 Those subject to performance fee........................................................

 0

 Number of other pooled investment vehicles managed..........................

 1

 Assets of other pooled investment vehicles managed.....................

 $51,223

 Number of those subject to performance fee.....................................

 0

 Number of separate accounts managed....................................................

 1

 Assets of separate accounts managed...............................................

 $19,309

 Number of those subject to performance fee.....................................

 0

 B. Clark Stamper

 Assets of registered investment companies managed

 Evergreen Strategic Municipal Bond Fund

 618,846

 TOTAL.........................................................................................................

 $618,846

 Those subject to performance fee........................................................

 0

 Number of other pooled investment vehicles managed..........................

 N/A

 Assets of other pooled investment vehicles managed.....................

 $0

 Number of those subject to performance fee.....................................

 N/A

 Number of separate accounts managed....................................................

 0

 Assets of separate accounts managed...............................................

 $0

 Number of those subject to performance fee.....................................

 N/A

Conflicts of Interest.  Portfolio managers may experience certain conflicts of interest in managing the Funds’ investments, on the one hand, and the investments of other accounts, including other Evergreen funds, on the other.  For example, if a portfolio manager identifies a limited investment opportunity, such as an initial public offering, that may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of that investment across all eligible funds and accounts. EIMC and Stamper Capital have policies and procedures to address potential conflicts of interest relating to the allocation of investment opportunities.  EIMC’s policies and procedures relating to the allocation of investment opportunities address these potential conflicts by limiting portfolio manager discretion and are intended to result in fair and equitable allocations among all products managed by that portfolio manager or team that might be eligible for a particular investment.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

The management of multiple Funds and other accounts may give rise to potential conflicts of interest, particularly if the Funds and accounts have different objectives, benchmarks and time horizons, as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts.  For example, in certain instances, a portfolio manager may take conflicting positions in a particular security for different accounts, by selling a security for one account and continuing to hold it for another account.  In addition, the management of other accounts may require the portfolio manager to devote less than all of his or her time to a Fund, which may constitute a conflict with the interest of the Fund. EIMC and Stamper Capital seek to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline, such as investing in large capitalization equity securities.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.

Neither EIMC nor Stamper Capital receive a performance fee for their management of the Funds, other than EIMC’s receipt of such a fee from Evergreen Large Cap Equity Fund.  EIMC, Stamper Capital and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Funds – for instance, those that pay a higher advisory fee and/or have a performance fee.  The policies of EIMC and Stamper
Capital, however, require that portfolio managers treat all accounts they manage equitably and fairly.

EIMC has a policy allowing it to aggregate sale and purchase orders of securities for all accounts with similar orders if, in EIMC’s reasonable judgment, such aggregation is reasonably likely to result generally in lower per-share brokerage commission costs.  In such an event, each client may be charged or credited, as the case may be, the average transaction price of all securities purchased or sold in such transaction.  As a result, however, the price may be less favorable to a client than it would be if similar transactions were not being executed concurrently for other accounts.  In addition, in many instances, the purchase or sale of securities for accounts will be effected simultaneously with the purchase or sale of like securities for other accounts.  Such transactions may be made at slightly different prices, due to the volume of securities purchased or sold.  EIMC has also adopted policies and procedures in accordance with Rule 17a-7 under the 1940 Act relating to transfers effected without a broker-dealer between registered investment companies or a registered investment company client and another advisory client, to ensure compliance with the rule and fair and equitable treatment of both clients involved in such transactions.  Stamper Capital has similar policies relating to brokerage, aggregation and fair allocation of trades.

Portfolio managers may also experience certain conflicts between their own personal interests and the interests of the accounts they manage, including the Funds.  One potential conflict arises from the weighting methodology used in determining bonuses, as described below, which may give a portfolio manager an incentive to allocate a particular investment opportunity to a product that has a greater weighting in determining his or her bonus.  Another potential conflict may arise if a portfolio manager were to have a larger personal investment in one fund than he or she does in another, giving the portfolio manager an incentive to allocate a particular investment opportunity to the fund in which he or she holds a larger stake.  EIMC’s Code of Ethics addresses potential conflicts of interest that may arise in connection with a portfolio manager’s activities outside EIMC by prohibiting, without prior written approval from the Code of Ethics Compliance Officer, portfolio managers from participating in investment clubs and from providing investment advice to, or managing, any account or portfolio in which the portfolio manager does not have a beneficial interest and that is not a client of EIMC.  The Code of Ethics of Stamper Capital has similar provisions.

Compensation.  EIMC.  For EIMC, portfolio managers’ compensation consists primarily of a base salary and an annual bonus.  Each portfolio manager’s base salary is reviewed annually and adjusted based on consideration of various factors specific to the individual portfolio manager, including, among others, experience, quality of performance record and breadth of management responsibility, and based on a comparison to competitive market data provided by external compensation consultants.  The annual bonus pool for portfolio managers and other employees that are eligible to receive bonuses is determined based on the overall profitability of the firm during the relevant year.

The annual bonus has an investment performance component, which accounts for a majority of the annual bonus, and a subjective evaluation component.  The amount of the investment performance component is based on the pre-tax investment performance of the funds and accounts managed by the individual (or one or more appropriate composites of such funds and accounts) over the prior five years compared to the performance over the same time period of an appropriate benchmark (typically a broad-based index or universe of external funds or managers with similar characteristics).  See the information below relating to other funds and accounts managed by the portfolio managers for the specific benchmarks used in evaluating performance.  In calculating the amount of the investment performance component, performance for the most recent year is weighted 25%, performance for the most recent three-year period is weighted 50% and performance for the most recent five-year period is weighted 25%.  In general, the investment performance component is determined using a weighted average of investment performance of each product managed by the portfolio manager, with the weighting done based on the amount of assets the portfolio manager is responsible for in each such product.  For example, if a portfolio manager was to manage a mutual fund with $400 million in assets and separate accounts totaling $100 million in assets, performance with respect to the mutual fund would be weighted 80% and performance with respect to the separate accounts would be weighted 20%.  In certain cases, portfolio weights within the composite may differ from the actual weights as determined by assets.  For example, a very small fund’s weight within a composite may be increased to create a meaningful contribution.

To be eligible for an investment performance related bonus, the time-weighted average percentile rank must be above the 50th percentile.  A portfolio manager has the opportunity to maximize the investment component of the incentive payout by generating performance at or above the 25th percentile level.

In determining the subjective evaluation component of the bonus, each manager is measured against predetermined objectives and evaluated in light of other discretionary considerations.  Objectives are set in several categories, including teamwork, participation in various assignments, leadership, and development of staff.

For calendar year 2005, the investment performance component of each portfolio manager’s bonus will be determined based on comparisons to the benchmarks (either to the individual benchmark or one or more composites of all or some of such benchmarks)
indicated below.  The benchmarks may change for purposes of calculating bonus compensation for calendar year 2006.

Portfolio Manager

 Diane Beaver

Lipper California Tax-Exempt Money Market Funds

Lipper Connecticut Municipal Debt Funds

Lipper New Jersey Tax-Exempt Money Market Funds

Lipper New York Tax-Exempt Money Market Funds

Lipper Pennsylvania Tax-Exempt Money Market Funds

Lipper Short-Intermediate Municipal Debt Funds

 Mathew Kiselak

Lipper General Municipal Debt Funds

Lipper Institutional Tax-Exempt Money Market Funds

Lipper Institutional Tax-Exempt Money Market Funds

Lipper Insured Municipal Debt Funds

Lipper Other States Tax-Exempt Money Market Funds

 Michael Pietronico

 Lipper California Intermediate Municipal Debt Funds

 Lipper Intermediate Municipal Debt Funds

 Lipper New York Intermediate Municipal Debt Funds

Portfolio managers may also receive equity incentive awards (non-qualified stock options and/or restricted stock) in Wachovia Corporation, EIMC’s publicly traded parent company, based on their performance and/or positions held.  Equity incentive awards are made based on subjective review of the factors that are considered in determining base salary and the annual bonus.

In addition, EIMC’s portfolio managers may participate, at their election, in various benefits programs, including the following:

medical, dental, vision and prescription benefits,

life, disability and long-term care insurance,

before-tax spending accounts relating to dependent care, health care, transportation and parking, and various other services, such as family counseling and employee assistance programs, prepaid or discounted legal services, health care advisory programs and access to discount retail services.

These benefits are broadly available to EIMC employees.  Senior level employees, including many portfolio managers but also including many other senior level executives, may pay more or less than employees that are not senior level for certain benefits, or be eligible for, or required to participate in, certain benefits programs not available to employees who are not senior level.  For example, only senior level employees above a certain compensation level are eligible to participate in the Wachovia Corporation deferred compensation plan, and certain senior level employees are required to participate in the deferred compensation plan.

            Compensation.  Clark Stamper.  B. Clark Stamper is employed by and compensated by Stamper Capital, not the Evergreen Strategic Municipal Bond Fund.  Mr. Stamper is compensated through a structure comprised of a percentage of overall firm profits and overall firm revenues.  Firm revenues are a function of overall firm assets under management and the fee rates charged to those assets.  Firm profits are the cash flows remaining after all other compensation and firm operating expenses are paid.  The methodology of compensation with other accounts he manages is essentially the same.  In addition, Mr. Stamper receives medical and prescription benefits.

Fund Holdings.  The table below presents the dollar range of investment each portfolio manager beneficially holds in each Fund he or she manages as well as the dollar range of total exposure to the Evergreen family of funds (including both open-end and closed-end funds) as of the Funds’ fiscal year ended May 31, 2006. Total exposure equals the sum of (i) the portfolio manager’s beneficial ownership in direct Evergreen fund holdings, plus (ii) the portfolio manager’s Evergreen fund holdings through the Wachovia Corporation 401(k) plan, plus (iii) the portfolio manager’s Wachovia Corporation deferred compensation plan exposure to Evergreen funds.

High Grade Municipal Bond Fund

 Matthew M. Kiselak

 $1-$10,000

 Intermediate Municipal Bond Fund

 Michael Pietronico

 $100,001-$500,000

 Municipal Bond Fund

 Matthew M. Kiselak

 $1-$10,000

 Short-Intermediate Municipal Bond Fund

 Diane C. Beaver

 $1-$10,000

 Strategic Municipal Bond Fund

 B. Clark Stamper

 $100,001-$500,000

Evergreen Family of Funds

Matthew M. Kiselak

 $1-$10,000

Michael Pietronico

 $100,001-$500,000

Diane C. Beaver

 $1-$10,000

B. Clark Stamper

 $100,001-$500,000

The table below presents the dollar range of total exposure to the Evergreen family of funds (including both open-end and closed-end funds) by certain members of senior management of EIMC and its affiliates that are involved in Evergreen’s mutual fund business as of December 31, 2005.  Total exposure equals the sum of (i) the individual’s beneficial ownership in direct Evergreen fund holdings, plus (ii) the individual’s Evergreen fund holdings through the Wachovia Corporation 401(k) plan, plus
(iii) the individual’s Wachovia Corporation deferred compensation plan exposure to Evergreen funds.

 Maryann Bruce................................

 President, EIS

 $500,001 – 1,000,000

 Christopher Conkey.........................

 Chief Investment Officer, EIMC

 Over $1,000,000

 Dennis Ferro...................................

 Chief Executive Officer, EIMC

 Over $1,000,000

 Richard Gershen..............................

 Head of Business Strategy, Risk and Product Management, EIMC

 $500,001 – 1,000,000

 W. Douglas Munn............................

 Chief Operating Officer, EIMC

 $500,001 – 1,000,000

 Patrick O’Brien................................

 President, Institutional Division, EIMC

 Over $1,000,000

MANAGEMENT OF THE TRUST

The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders.  The Trustees meet periodically throughout the year to oversee the Fund’s activities, reviewing, among other things, the Fund’s performance and its contractual arrangements with various service providers.  Each Trustee is paid a fee for his or her services.  See “Expenses-Trustee Compensation” in Part 1 of this SAI.

            The Trust has an Executive Committee which consists of K. Dun Gifford, Dr. Russell A. Salton, III and the Chairman of the Board, Michael S. Scofield, each of whom is an Independent Trustee. The
Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings, acts on routine matters between scheduled Board meetings and reviews and resolves conflicts of interest between the Fund and the Fund's investment advisor or its affiliates.  The Executive Committee also functions as the Nominating Committee, the 15(c) Committee and the Qualified Legal Compliance Committee (as further described below).  As of July 14, 2006, the Executive Committee assumed the responsibilities of the
Litigation Committee, which was dissolved. The Executive Committee assumed responsibilities for overseeing and assisting Trustee oversight of: litigation commenced by or against the Evergreen funds; litigation commenced by or against any service provider to the Funds that relates to the Funds or that may have a material effect on the service provider’s ability to perform its services to the Funds; non-routine regulatory actions, examinations, inspections, or other activities in respect of any service provider to the Funds that relate to its services to the Funds or that may have a material effect on the service provider’s ability to perform its services to the Funds. For the fiscal year ended May 31, 2006, the Executive Committee held 22 committee meetings.

            The Nominating Committee is responsible for nominating candidates for election to the Board of Trustees by the full Board.  The Committee may solicit suggestions for persons to fill vacancies on the Boards of Trustees from such sources as it deems appropriate, including EIMC.  The Committee will consider nominations for openings on the Board of Trustees from shareholders who have separately or as a group held for at least one full year at least 5% of the outstanding shares of a Fund.  Shareholder recommendations should be sent to the attention of the Committee in care of the Fund’s Secretary and should include biographical information, including the proposed nominee’s business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be an Independent Trustee, if applicable.

            The 15(c) Committee is responsible for gathering relevant information to assist the full Board in fulfilling its obligations relating to the initial approval and renewal of advisory and distribution contracts pursuant to Section 15 of the 1940 Act.  It may request information from and submit questions to the Fund's investment advisor and its affiliates in order for the full Board of Trustees to determine whether or not to enter into or renew Fund contracts.

            The Qualified Legal Compliance Committee is responsible for the establishment of written procedures for the confidential receipt, retention and consideration of any report of evidence of a material violation of an applicable U.S. federal or state securities law, a material breach of a fiduciary duty arising under U.S. federal or state law, or a similar material violation of any U.S. federal or state law by a Fund or by any officer, Trustee, employee or agent of a Fund.  The Committee is also responsible for determining whether an investigation is necessary regarding any report of evidence of a material violation.  If it is determined that there has been a material violation, the Committee is responsible for informing the Fund’s chief legal officer and chief executive officer and taking all other appropriate actions to respond to evidence of a material violation.

The Trust has an Audit Committee which consists of K. Dun Gifford, Patricia A. Norris and the Chairman of the Committee, Charles A. Austin III, each of whom is an Independent Trustee.  The purpose of the Audit Committee is to evaluate financial management, meet with the auditors and deal with other matters of a financial nature that it deems appropriate. As of July 14, 2006, the Audit Committee assumed the responsibilities of the Pricing Committee, which was dissolved.   The Audit Committee assumed the
responsibilities for overseeing and assisting Trustee oversight of matters related to pricing and valuation of portfolio securities. For the fiscal year ended May 31, 2006, the Audit Committee held 6 committee meetings.

            The Trust has a 12b-1 Committee (formerly the Distribution and Shareholder Service Committee) which consists of William W. Pettit, Shirley L. Fulton, and the Chairman of the Committee, Dr. Leroy
Keith. The 12b-1 Committee oversees and assists Trustee oversight of: the means by which shares of the Evergreen funds are distributed; expenditures by the Funds’ distributor of amounts paid under the Funds’ Rule 12b-1 plans; the nature and quality of services provided by the Funds’ transfer agent; and the overall level of servicing provided to shareholders in the Funds. For the fiscal year ended May 31, 2006, the 12b-1 Committee held 4 committee meetings.

            The Trust has a Performance Committee which consists of Gerald McDonnell, Dr. Russell A. Salton, III, David M. Richardson, Richard Wagoner and the Chairman of the Committee, Richard J. Shima.
The Performance Committee reviews all activities involving investment-related issues and activities of EIMC and any sub-advisors to the Evergreen funds and assesses the performance of the Evergreen funds. For the fiscal year ended May 31, 2006, the Performance
Committee held 8 committee meetings.

            Set forth below are the Trustees of each of the fourteen Evergreen Trusts.  The address for each Trustee is P.O. Box 20083, Charlotte, North Carolina 28202. All shareholder communications should be sent to this address.

Independent Trustees:

Name and

 Date of Birth

 Position

 with

 Trust

 Beginning Year of Term of Office[1]

 Principal Occupations for Last Five Years

 Number of Portfolios Overseen in Evergreen Fund Complex as of 12/31/2006

 Other Directorships held outside

 of Evergreen

 Fund Complex

 Charles A. Austin III

 DOB: 10/23/1934

 Trustee

 1991

 Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice
President and Treasurer, State Street Research & Management Company (investment advice)

 92

 None

 K. Dun Gifford

 DOB: 10/23/1938

 Trustee

 1974

 Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College

 92

 None

 Dr. Leroy Keith, Jr.

 DOB: 2/14/1939

 Trustee

 1983

 Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director, Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

 92

 Trustee, Phoenix Fund Family (consisting of 51 portfolios)

 Gerald M. McDonnell

 DOB: 7/14/1939

 Trustee

 1988

 Manager of Commercial Operations, CMC Steel (steel producer)

 92

 None

 Patricia B. Norris

 DOB: 4/9/1948

 Trustee

 2006

 President and Director of Phillips Pond Homes Association (home community); President and Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner, PricewaterhouseCoopers, LLP

 92

 None

 William Walt Pettit

 DOB: 8/26/1955

 Trustee

 1984

 Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director,
National Kidney Foundation of North Carolina, Inc. (non-profit organization)

 92

 None

 David M. Richardson

 DOB: 9/19/1941

 Trustee

 1982

 President, Richardson, Runden LLC (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Executive Search Consultants);
Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications)

 92

 None

 Dr. Russell A. Salton, III

 DOB: 6/2/1947

 Trustee

 1984

 President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource Associates, Inc.

 92

 None

 Michael S. Scofield

 DOB: 2/20/1943

 Trustee

 1984

 Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media Corporation (multi-media branding company)

 92

 None

 Richard J. Shima

 DOB: 8/11/1939

 Trustee

 1993

 Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

 92

 None

Interested Trustee:

 Richard K. Wagoner, CFA[2]

 DOB: 12/12/1937

 Trustee

 1999

 Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

 92

 None

1      Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees.

2      Mr. Wagoner is an "interested person" of the Evergreen funds because of his ownership of shares in Wachovia Corporation, the parent to the Evergreen funds' investment advisor.

Trustee Ownership of Evergreen Funds Shares

            Set forth in the table below are the names of the Evergreen funds in which the Trustees are invested. Amounts reflected include amounts received through the Trustees’ Deferred Compensation
Plan. The table shows the dollar range of each Trustee’s investment in each Fund and the aggregate dollar range of their investment in the Evergreen fund complex, as of December 31, 2006.

Trustee

 Fund

 Dollar Range of Investment in Fund

 Aggregate Dollar Range of Investments in Evergreen Funds Complex

 Charles A. Austin III

 Evergreen Equity Income Fund[1]

 Over $100,000

 Over $100,000

 Evergreen Global Opportunities Fund[2]

 Over $100,000

 Evergreen Health Care Fund[2]

 Over $100,000

 Evergreen International Equity Fund[1]

 Over $100,000

 Evergreen Large Cap Equity Fund[1]

 Over $100,000

 Evergreen Mid Cap Growth Fund[1]

 Over $100,000

 Evergreen Omega Fund[1]

 $50,001-$100,000

 Evergreen Precious Metals Fund

 $50,001-$100,000

 Evergreen Utility and Telecommunications Fund

 $10,001-$50,000

 K. Dun Gifford

 Evergreen Asset Allocation Fund

 $50,001-$100,000

 Over $100,000

 Evergreen Emerging Markets Growth Fund

 $50,001-$100,000

 Evergreen Equity Income Fund

 $50,001-$100,000

 Evergreen Fundamental Large Cap Fund

 $10,001-$50,000

 Evergreen Global Opportunities Fund

 Over $100,000

 Evergreen Health Care Fund

 $10,001-$50,000

 Dr. Leroy Keith, Jr.

 Evergreen Asset Allocation Fund

 $1-$10,000

 $50,001-$100,000

 Evergreen Income Advantage Fund

 $1-$10,000

 Evergreen Diversified Bond Fund

 $10,001-$50,000

 Evergreen Global Opportunities Fund

 $10,001-$50,000

 Evergreen Limited Duration Fund

 $10,001-$50,000

 Evergreen Managed Income Fund

 $1-$10,000

 Evergreen Omega Fund

 $1-$10,000

 Evergreen Utilities and High Income Fund

 $1-$10,000

 Evergreen Utility and Telecommunications Fund

 $1-$10,000

 Gerald M. McDonnell

 Evergreen Adjustable Rate Fund

 $10,001-$50,000

 Over $100,000

 Evergreen Asset Allocation Fund[1]

 $50,001-$100,000

 Evergreen Balanced Fund[1]

 $50,001-$100,000

 Evergreen Emerging Markets Growth Fund

 $10,001-$50,000

 Evergreen Equity Income Fund

 $10,001-$50,000

 Evergreen Fundamental Large Cap Fund[2]

 Over $100,000

 Evergreen Global Large Cap Equity Fund[1]

 $10,001-$50,000

 Evergreen Health Care Fund

 $10,001-$50,000

 Evergreen Income Advantage Fund

 $1-$10,000

 Evergreen Large Cap Value Fund[1]

 $50,001-$100,000

 Evergreen Managed Income Fund

 $1-$10,000

 Evergreen Money Market Fund[2]

 Over $100,000

 Evergreen Omega Fund[1]

 $10,001-$50,000

 Evergreen Short Intermediate Bond Fund

 $1-$10,000

 Evergreen Strategic Municipal Bond Fund

 $10,001-$50,000

 Evergreen Utilities and High Income Fund

 $1-$10,000

 Patricia B. Norris

 Evergreen Disciplined Small-Mid Value Fund

 $10,001-$50,000

 Over $100,000

 Evergreen Disciplined Value Fund

 $10,001-$50,000

 Evergreen Emerging Markets Growth Fund

 $10,001-$50,000

 Evergreen Global Opportunities Fund

 $10,001-$50,000

 Evergreen Growth Fund

 $10,001-$50,000

 Evergreen Health Care Fund

 $10,001-$50,000

 Evergreen International Equity Fund

 $10,001-$50,000

 Evergreen Precious Metals Fund

 $10,001-$50,000

 Evergreen Utility and Telecommunications Fund

 $10,001-$50,000

 William Walt Pettit

 Evergreen Asset Allocation Fund[1]

 $1-$10,000

 Over $100,000

 Evergreen Balanced Fund[1]

 $1-$10,000

 Evergreen Disciplined Value Fund[1]

 $1-$10,000

 Evergreen Emerging Markets Growth Fund

 $10,001-$50,000

 Evergreen Equity Income Fund[1]

 $1-$10,000

 Evergreen Fundamental Large Cap Fund[2]

 Over $100,000

 Evergreen Global Large Cap Equity Fund[2]

 $10,001-$50,000

 Evergreen Global Opportunities Fund[2]

 Over $100,000

 Evergreen Growth Fund[1]

 Over $100,000

 Evergreen Health Care Fund[2]

 Over $100,000

 Evergreen International Equity Fund[2]

 $10,001-$50,000

 Evergreen Large Cap Equity Fund[1]

 Over $100,000

 Evergreen Large Cap Value Fund[1]

 $1-$10,000

 Evergreen Mid Cap Growth Fund[1]

 $1-$10,000

 Evergreen Money Market Fund

 $10,001-$50,000

 Evergreen Utility and Telecommunications Fund[2]

 Over $100,000

 David M. Richardson

 Evergreen Asset Allocation Fund

 $50,001-$100,000

 Over $100,000

 Evergreen Managed Income Fund

 $50,001-$100,000

 Evergreen Precious Metals Fund

 $10,001-$50,000

 Evergreen Special Values Fund

 $10,001-$50,000

 Evergreen Utilities and High Income Fund

 $50,001-$100,000

 Dr. Russell A. Salton, III

 Evergreen Asset Allocation Fund[1]

 Over $100,000

 Over $100,000

 Evergreen Fundamental Large Cap Fund[1]

 $1-$10,000

 Evergreen Global Opportunities Fund[1]

 Over $100,000

 Evergreen Large Cap Equity Fund[1]

 $10,001-$50,000

 Evergreen Large Cap Value Fund[1]

 Over $100,000

 Michael S. Scofield

 Evergreen Asset Allocation Fund

 $10,001-$50,000

 Over $100,000

 Evergreen Balanced Fund[2]

 Over $100,000

 Evergreen Core Bond Fund[1]

 $50,001-$100,000

 Evergreen Disciplined Value Fund

 $10,001-$50,000

 Evergreen Equity Index Fund

 $10,001-$50,000

 Evergreen Global Opportunities Fund

 $10,001-$50,000

 Evergreen Health Care Fund

 $10,001-$50,000

 Evergreen Income Advantage Fund

 $1-$10,000

 Evergreen Managed Income Fund

 $1-$10,000

 Evergreen Omega Fund

 $10,001-$50,000

 Evergreen Special Equity Fund

 $10,001-$50,000

 Evergreen Utility and Telecommunications Fund

 $10,001-$50,000

 Richard J. Shima

 Evergreen Asset Allocation Fund[1]

 Over $100,000

 Over $100,000

 Evergreen Balanced Fund

 $50,001-$100,000

 Evergreen Connecticut Municipal Bond Fund

 $50,001-$100,000

 Evergreen Fundamental Large Cap Fund[1]

 $50,001-$100,000

 Evergreen Global Large Cap Equity Fund

 Over $100,000

 Evergreen Global Opportunities Fund

 Over $100,000

 Evergreen Income Advantage Fund

 $10,001-$50,000

 Evergreen International Balanced Income Fund

 $10,001-$50,000

 Evergreen International Equity Fund

 $10,001-$50,000

 Evergreen Large Cap Equity Fund[1]

 $50,001-$100,000

 Evergreen Large Cap Value Fund[1]

 Over $100,000

 Evergreen Managed Income Fund

 $10,001-$50,000

 Evergreen Omega Fund

 $50,001-$100,000

 Evergreen Utilities and High Income Fund

 $10,001-$50,000

 Richard K. Wagoner

 Evergreen Balanced Fund

 $10,001-$50,000

 Over $100,000

 Evergreen Equity Income Fund

 Over $100,000

 Evergreen Income Advantage Fund

 $1-$10,000

 Evergreen Managed Income Fund

 $1-$10,000

 Evergreen Mid Cap Growth Fund

 Over $100,000

 Evergreen Money Market Fund

 Over $100,000

 Evergreen Municipal Money Market Fund

 $10,001-$50,000

 Evergreen Omega Fund

 Over $100,000

 Evergreen Special Values Fund

 Over $100,000

 Evergreen Treasury Money Market Fund

 $1-$10,000

 Evergreen Utilities and High Income Fund

 $1-$10,000

1          Invested through the Trustees’ Deferred Compensation Plan.  The Deferred Compensation Plan allows each Trustee to defer any or all of his or her compensation for serving as Trustee, and to have such compensation invested into a deferral account.  The investment performance of the deferral account is based on the investment performance of the particular Evergreen fund(s) selected by the Trustee.

2          Amount shown includes direct investments as well as investments through the Trustees' Deferred Compensation Plan. Dollar ranges of investments held directly in these funds are as follows: Mr.
Austin – Evergreen Global Opportunities Fund, $50,001-$100,000; Evergreen Health Care Fund, $10,001 - $50,000. Mr. McDonnell – Evergreen Fundamental Large Cap Fund, $10,001 - $50,000 and Evergreen Money Market Fund, $1 - $10,000. Mr. Pettit –
Evergreen Fundamental Large Cap Fund, $10,001 - $50,000; Evergreen Global Large Cap Equity Fund, $1 - $10,000; Evergreen Global Opportunities Fund, $10,001 - $50,000; Evergreen Health Care Fund, $10,001 - $50,000; Evergreen International Equity Fund, $10,001 -
$50,000; Evergreen Utility and Telecommunications Fund, $10,001 - $50,000. Mr. Scofield – Evergreen Balanced Fund, $10,001-$50,000.

            Set forth below are the principal officers of each of the fourteen Evergreen Trusts.

 Name, Address

 and Date of Birth

 Position with Trust

 Principal Occupation for Last Five Years

 Dennis H. Ferro

 401 S. Tryon

 Charlotte, NC 28288

 DOB: 6/20/1945

 President since 2003

 President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

 Kasey Phillips

 200 Berkeley Street

 Boston, MA 02116

 DOB: 12/12/1970

 Treasurer since 2005[1]

 Senior Vice President, Evergreen Investment Services, Inc.; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

 Jeremy DePalma

 200 Berkeley Street

 Boston, MA 02116

 DOB: 2/5/1974

 Treasurer since 2005[1]

 Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

 Michael H. Koonce

 200 Berkeley Street

 Boston, MA 02116

 DOB: 4/20/1960

 Secretary since 2000

 Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

 James Angelos

 200 Berkeley Street

 Boston, MA 02116

 DOB: 9/2/1947

 Chief Compliance Officer since 2004

 Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services, Inc.

 1          Kasey Phillips is the Treasurer for Evergreen Fixed Income Trust, Evergreen International Trust, Evergreen Municipal Trust, Evergreen Select Fixed Income Trust, Evergreen Income Advantage
Fund, Evergreen Managed Income Fund, Evergreen Utilities and High Income Fund and Evergreen International Balanced Income Fund.  Jeremy DePalma is the Treasurer to Asset Allocation Trust, Evergreen Equity Trust, Evergreen Money Market Trust, Evergreen Select
Equity Trust, Evergreen Select Money Market Trust and Evergreen Variable Annuity Trust.

Officers and certain Trustees of the Funds may be affiliated persons of the Funds and an affiliated person of EIMC or EIS by virtue of their positions as an officer or employee of EIMC or EIS.

POLICY FOR DISSEMINATION OF PORTFOLIO HOLDINGS

            A complete listing of portfolio holdings for every Fund as of the calendar quarter end will be available to the public approximately 15 calendar days after the calendar quarter end. Such listing will be posted to EvergreenInvestments.com as soon after the 15 days as possible. In addition, certain Funds (such as Evergreen money market funds) may make available to the public a complete list of holdings as of month end, posted to
EvergreenInvestments.com within approximately 15 calendar days after the month end.  Once released to the Web, site there are no restrictions on providing the data to any shareholder or external party.

            Except as described below, no other dissemination of portfolio holdings is allowed to any shareholder, potential shareholder or party external to Evergreen except those disclosed below and disseminations (i) required by law, (ii) to affiliated or unaffiliated service providers (including the investment advisor, custodian, transfer agent, principal underwriter, etc.) that have a legal or contractual duty to keep such information confidential, (iii) to other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as the Fund's legal counsel and independent registered public accounting firm), or (iv) to institutional investment consultants or mutual fund analytical firms and, in such cases, only where there are signed confidentiality agreements in place. Institutional investment consultants are those organizations who utilize fund holdings data and characteristics such as beta, P/E ratio, etc. to screen investment vehicles for their large, institutional clients.  These consultants typically compare the Funds against other investment firms’ products to see which is most suitable for the clients.  In presentations to clients, these consultants will sometimes provide data regarding the
Funds and how they compared to products of other investment advisors.  The confidentiality agreements applicable to these situations preclude these firms from providing any client with holdings data until the 15th calendar day after quarter end when the data is available to the public.

            This policy applies to affiliates of Evergreen such as Wachovia Trust and Wachovia Securities.  Officers of the Funds may authorize disclosure of the Fund’s portfolio securities in accordance with this policy.  The Fund’s Board reviewed this policy and has designated a chief compliance officer to be responsible for monitoring compliance with the policy.  The chief compliance officer reports directly to the Board.

            As of the date of this SAI, the Funds had ongoing arrangements with the following recipients to make available non-public portfolio holdings information relating to the Funds:

 Recipient

 Purpose

 Timing

 State Street Bank and Trust Company

 Funds’ custodian

 Daily

 KPMG LLP

 Funds’ independent registered public accounting firm

 As necessary in connection with financial statements and SEC filings

 EIS

 Funds’ administrator

 Daily

 ESC

 Funds’ transfer agent

 Quarterly

 EIMC

 Funds’ investment advisor

 Daily

 Stamper Capital

 Funds’ sub-advisor

 Daily

 Moody's Investor Services, Inc.

 Provides rating services for the Funds

 Weekly

 Capital Access International

 Analytical

 Monthly

 Lipper

 Analytical

 Monthly

 Northern Trust Company

 Analytical

 Monthly

 Thomson Financial, Inc.

 Analytical

 Monthly

 Wachovia Fiduciary Compliance

 Compliance Filings

 Quarterly

            Once portfolio holdings information is made public, there are no restrictions on providing the data to any shareholder or other party.

CORPORATE AND MUNICIPAL BOND RATINGS

The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns.  A rating is an opinion of an issuer’s ability to pay interest and/or principal when due.  Ratings reflect an issuer’s overall financial strength and whether it can meet its financial commitments under various economic conditions.

If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody’s.  The Fund may also rely on ratings provided by Fitch.  Rating systems are similar among the different services.  As an example, the chart below compares basic ratings for long-term bonds.  The “Credit Quality” terms in the chart are for quick reference only.  Following the chart are the specific definitions each service provides for its ratings.

COMPARISON OF LONG-TERM BOND RATINGS

 MOODY’S

 S&P

 FITCH

 Credit Quality

 Aaa

 AAA

 AAA

 Excellent Quality (lowest risk) *

 Aa

 AA

 AA

 Almost Excellent Quality (very low risk) *

 A

 A

 A

 Good Quality (low risk) *

 Baa

 BBB

 BBB

 Satisfactory Quality (some risk) *

 Ba

 BB

 BB

 Questionable Quality (definite risk) **

 B

 B

 B

 Low Quality (high risk) **

 Caa/Ca/C

 CCC/CC/C

 CCC/CC/C

 In or Near Default  **

 D

 DDD/DD/D

 In Default **

* Considered investment grade.

** Considered below investment grade.

CORPORATE BONDS

LONG-TERM RATINGS

Moody’s Corporate Long-Term Bond Ratings

Aaa  Bondswhich are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A  Bonds which are ratedA possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa  Bonds which are ratedBaa are considered as medium-grade obligations (i.e. they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B  Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa  Bonds which are ratedCaa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca  Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa.  The modifier 1 indicates that the company ranks in the higher end of its generic rating category;
the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P  Corporate Long-Term Bond Ratings

AAA  Anobligation rated AAA has the highest rating assigned by S&P.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA  Anobligation rated AA differs from the highest-rated obligations only in small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A    An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB  An obligation rated BBB exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C:Asdescribed below, obligations rated  BB, B, CCC, CC, and C are regarded as having significant speculative characteristics.  BB indicates the least degree of speculation and C the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB  An obligation rated BB is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B  An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet it financial commitment on the obligation.

CCC  Anobligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC  Anobligation rated CC is currently highly vulnerable to nonpayment.

C  The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D  The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected.  S&P changes ratings to D either:

On the day an interest and/or principal payment is due and is not paid.  An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

Upon voluntary bankruptcy filing or similar action.  An exception is made if S&P expects that debt service payments will continue to be made on a specific issue.  In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-)  The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA  Highest credit quality.   AAA ratings denote the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA  Very high credit quality.  AA ratings denote a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A  High credit quality.  A ratings denote a lower expectation of credit risk.  The capacity for timely payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB  Good credit quality.  BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

Speculative Grade

BB  Speculative.  BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

B  Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C       High default risk.  Default is a real possibility.  Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments.  A CC rating indicates that default of some kind appears probable.  C ratings signal imminent default.

DDD, DD, D       Default.  The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.  ‘DDD’ obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest.
“DD” indicates potential recoveries in the range of 50%-90% and ‘D’ the lowest recovery potential, i.e., below 50%.

Entities rated in this categoryhave defaulted on some or all of their obligations. Entities rated ‘DDD’ have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated
‘DD’ and ‘D’ are generally undergoing a formal reorganization or liquidation process; those rated ‘DD’ are likely to satisfy a higher portion of their outstanding obligations, while entities rated ‘D’ have a poor prospect of repaying all obligations.

+ or - may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the AAA rating category or to categories below CCC or to short-term ratings (as discussed below) other than
F1.

CORPORATE SHORT-TERM RATINGS

Moody’s Corporate Short-Term Issuer Ratings

Prime-1  Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

--  Conservative capitalization structure with moderate reliance on debt and ample asset protection.

--  Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

--  Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.
Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Prime-3  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P.  The obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B  A short-term obligation rated B is regarded as having significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C  A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected.  S&P changes ratings to D either:

On the day an interest and/or principal payment is due and is not paid.  An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue.  In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1  Highest credit quality.  Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2  Good credit quality.  A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3  Fair credit quality.  The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B  Speculative.  Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C  High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

MUNICIPAL BONDS

LONG-TERM RATINGS

Moody’s Municipal Long-Term Bond Ratings

Aaa  Bondsrated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa  Bonds rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A  Bonds ratedA possess many favorable investment attributes and are to be considered as upper-medium grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa  Bonds rated Baa are considered as medium-grade obligations i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba  Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B  Bonds rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa  Bonds rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca  Bonds rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C  Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B.  The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Municipal Long-Term Bond Ratings

AAA  Anobligation rated AAA has the highest rating assigned by S&P.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA  Anobligation rated AA differs from the highest-rated obligations only in small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A    An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB  An obligation rated BBB exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C:Asdescribed below, obligations rated  BB, B, CCC, CC and C are regarded as having significant speculative characteristics.   BB indicates the least degree of speculation
and C the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB  An obligation rated BB is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B  An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet it financial commitment on the obligation.

CCC  Anobligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC  Anobligation rated CC is currently highly vulnerable to nonpayment.

C  The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D  An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-)  The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA  Highest credit quality.   AAA ratings denote the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA  Very high credit quality.  AA ratings denote a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A  High credit quality.  A ratings denote a lower expectation of credit risk.  The capacity for timely payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB  Good credit quality.  BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

Speculative Grade

BB  Speculative.  BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

B  Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C  High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.  A CC rating indicates that default of some kind appears probable.  C ratings signal imminent default.

DDD, DD, D  Default.  The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor.  While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.  DDD obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest.  DD indicates potential recoveries in the range of 50%-90% and D the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some of all of their obligations.  Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process.  Entities rated
DD and D are generally undergoing a formal reorganization or liquidation process: those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect of repaying all obligations.

+ or - may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the AAA rating category or to categories below CCC or to short-term ratings (as discussed below) other than
F1.

SHORT-TERM MUNICIPAL RATINGS

Moody’s Municipal Short-Term Issuer Ratings

Prime-1   Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidence by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

--  Conservative capitalization structure with moderate reliance on debt and ample asset protection.

--  Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

--  Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2   Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Prime-3   Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.
Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody’s Municipal Short-Term Loan Ratings

MIG 1  This designation denotes best quality.  There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2  This designation denotes high quality.  Margins of protection are ample although not so large as in the preceding group.

MIG 3  This designation denotes favorable quality.  Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG  This designation denotes speculative quality.  Debt instruments in this category may lack margins of protection.

S&P Commercial Paper Ratings

A-1   This designation indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2  Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated A-1.

A-3  Issues carrying this designation have an adequate capacity for timely payment.  They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B  Issues rated B are regarded as having only speculative capacity for timely payment.

C  This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D  Debt rated D is in payment default.  The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

S&P Municipal Short-Term Obligation Ratings

SP-1  Strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2  Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3   Speculative capacity to pay principal and interest.

Fitch Municipal Short-Term Obligation Ratings

F1  Highest credit quality.  Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2  Good credit quality.  A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3  Fair credit quality.  The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B  Speculative.  Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C  High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

ADDITIONAL INFORMATION

            Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

            No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or EIS, and no person is entitled to rely on any information or representation not contained therein.

            The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

Appendix A

Evergreen Investment Management Company, LLC

Proxy Voting Policy and Procedures

February 1, 2006

Statement of Principles

Evergreen Investment Management Company (Evergreen) recognizes it has a fiduciary duty to vote proxies on behalf of clients who have delegated such responsibility to Evergreen, and that in all cases proxies should be voted in a manner reasonably believed to be in the clients' best interest.

Proxy Voting Records

A copy of the proxy voting records indicating how the Evergreen funds voted proxies relating to portfolio securities during the twelve-month period ended June 30th may be obtained, without charge, by visiting our website at EvergreenInvestments.com or the SEC’s website at http://www.sec.gov.

Corporate Governance Committee

Evergreen has established a corporate governance committee (Committee) which is a sub-committee of Evergreen's Investment Policy Committee. The Committee is responsible for approving Evergreen's proxy voting policies, procedures and guidelines, for overseeing the proxy voting process, and for reviewing proxy voting on a regular basis. The Committee will meet quarterly to review reports of all proxies voted for the prior period and to conduct other business as required.

Share Blocking

EIMCO does not vote global proxies, with share blocking restrictions, requiring shares to be prohibited from sale.

Conflicts of Interest

Evergreen recognizes that under certain circumstances it may have a conflict of interest in voting proxies on behalf of its clients. Such circumstances may include, but are not limited to, situations where Evergreen or one or more of its affiliates has a client or customer relationship with the issuer of the security that is the subject of the proxy vote.

In most cases, structural and informational barriers within Evergreen and Wachovia Corporation will prevent Evergreen from becoming aware of the relationship giving rise to the potential conflict of interest. In such circumstances, Evergreen will vote the proxy according to its standard guidelines and procedures described above.

If persons involved in proxy voting on behalf of Evergreen become aware of a potential conflict of interest, the Committee shall consult with Evergreen's Legal Department and consider whether to implement special procedures with respect to the voting of that proxy, including whether an independent third party should be retained to vote the proxy.

Concise Domestic Proxy Voting Guidelines

The following is a concise summary of the Evergreen Investments Management Company LLC proxy voting policy guidelines for 2006.

1. Auditors

Ratifying Auditors

Vote FOR proposals to ratify auditors, unless:

  An auditor has a financial interest in or association with the company, and is therefore not independent;

  There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position; or

  Fees for non-audit services are excessive.

2. Board of Directors

Voting on Director Nominees in Uncontested Elections

Vote CASE-BY-CASE on director nominees, examining, but not limited to, the following factors:

  Composition of the board and key board committees;

  Attendance at board and committee meetings;

  Corporate governance provisions and takeover activity;

  Disclosures under Section 404 of the Sarbanes-Oxley Act;

  Long-term company performance relative to a market and peer index;

  Extent of the director’s investment in the company;

  Existence of related party transactions;

  Whether the chairman is also serving as CEO;

  Whether a retired CEO sits on the board;

  Number of outside boards at which a director serves.

WITHHOLD from individual directors who:

  Attend less than 75 percent of the board and committee meetings without a valid excuse (such as illness, service to the nation, work on behalf of the company);

  Sit on more than six public company boards;

  Are CEOs of public companies who sit on the boards of more than two public companies besides their own (withhold only at their outside boards).

WITHHOLD from the entire board (except for new nominees, who should be considered on a CASE-BY-CASE basis) if:

  The company’s poison pill has a dead-hand or modified dead-hand feature. Withhold every year until this feature is removed;

  The board adopts or renews a poison pill without shareholder approval since the beginning of 2005, does not commit to putting it to shareholder vote within 12 months of adoption or reneges on a commitment to put the pill to a vote and has not yet been withheld from for this issue;

  The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year;

  The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years;

  The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

  At the previous board election, any director received more than 50 percent withhold votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold rate;

  A Russell 3000 company underperformed its industry group (GICS group). The test will consist of the bottom performers within each industry group (GICS) based on a weighted average TSR. The weightings are as follows: 20 percent weight on 1-year TSR; 30 percent weight on 3-year TSR; and 50 percent weight on 5-year TSR. Company’s response to performance issues will be considered before withholding.

WITHHOLD from inside directors and affiliated outside directors when:

  The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

  The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

  The full board is less than majority independent.

WITHHOLD from the members of the Audit Committee if:

  The non-audit fees paid to the auditor are excessive;

  A material weakness identified in the Section 404 disclosures rises to a level of serious concern; there are chronic internal control issues and an absence of established effective control mechanisms.

WITHHOLD from the members of the Compensation Committee if:

  There is a negative correlation between chief executive pay and company performance;

  The company fails to submit one-time transfers of stock options to a shareholder vote;

  The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

  The company has poor compensation practices.

WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring the position of chair be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:

  Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.);

  Two-thirds independent board;

  All-independent key committees;

  Established governance guidelines;

  The company does not under-perform its peers.

Majority Vote Shareholder Proposals

Generally vote FOR reasonably crafted shareholders proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company’s bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g., contested elections). Consider voting AGAINST the shareholder proposal if the company has adopted a formal corporate governance policy that present a meaningful alternative to the majority voting standard and provide an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

At a minimum, a company’s policy should articulate the following elements to adequately address each director nominee who fails to receive an affirmative of majority of votes cast in an election:

  Established guidelines disclosed annually in the proxy statement concerning the process to follow for nominees who receive majority withhold votes;

  The policy needs to outline a clear and reasonable timetable for all decision-making regarding the nominee’s status;

  The policy needs to specify that the process of determining the nominee’s status will be managed by independent directors and must exclude the nominee in question;

  An outline of a range of remedies (for example, acceptance of the resignation, maintaining the director but curing the underlying causes of the withheld votes, etc.);

  The final decision on the nominee’s status should be promptly disclosed via an SEC filing. The policy needs to include the timeframe for disclosure and require a full explanation of how the decision was reached.

In addition, the company should articulate to shareholders why its policy is the best structure for demonstrating accountability to shareholders.

3. Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

  Long-term financial performance of the target company relative to its industry;

  Management’s track record;

  Background to the proxy contest;

  Qualifications of director nominees (both slates);

  Strategic plan of dissident slate and quality of critique against management;

  Likelihood that the proposed goals and objectives can be achieved (both slates);

  Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

4. Takeover Defenses

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

  Shareholders have approved the adoption of the plan; or

  The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e. the
“fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within twelve months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within twelve months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

  No lower than a 20 percent trigger, flip-in or flip-over;

  A term of no more than three years;

  No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

  Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings

For mergers and acquisitions, evaluate the proposed transaction based on these factors:

  Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable?

  Market reaction - How has the market responded to the proposed deal?

  Strategic rationale - Does the deal make sense strategically? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable.

  Negotiations and process - Were the terms of the transaction negotiated at arm's length? Was the process fair and equitable?

  Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests.

  Governance - Will the combined company have a better or worse governance profile than the parties to the transaction?

6. State of Incorporation

Reincorporation Proposals

Vote CASE-BY-CASE on proposals to change a company's state of incorporation, taking into consideration both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, comparative economic benefits, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

7. Capital Structure

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being de-listed or if a company's ability to continue to operate as a going concern is uncertain. In addition, for capital requests less than or equal to 300 percent of the current authorized shares that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), on a CASE-BY-CASE basis, vote FOR the increase based on the company's performance and whether the company’s ongoing use of shares has shown prudence.

Issue Stock for Use with Rights Plan

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

Preferred Stock

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote FOR proposals to create "de-clawed" blank check preferred stock (stock that cannot be used as a takeover defense). Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

8. Executive and Director Compensation

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the plan if:

  The total cost of the company’s equity plans is unreasonable;

  The plan expressly permits the repricing of stock options without prior shareholder approval;

  There is a disconnect between CEO pay and the company’s performance;

  The company’s three year burn rate exceeds the greater of 2 percent and the mean plus 1 standard deviation of its industry group; or

  The plan is a vehicle for poor pay practices.

Director Compensation

Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap. Vote for the plan if ALL of the following qualitative factors in the board’s compensation plan are met and disclosed in the proxy statement:

  Stock ownership guidelines with a minimum of three times the annual cash retainer.

  Vesting schedule or mandatory holding/deferral period:

  A minimum vesting of three years for stock options or restricted stock; or

  Deferred stock payable at the end of a three-year deferral period.

  A balanced mix between cash and equity. If the mix is heavier on equity, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

  No retirement/benefits and perquisites for non-employee directors; and

  A table with a detailed disclosure of the cash and equity compensation for each non-employee director for the most recent fiscal year.

Disclosure of CEO Compensation-Tally Sheet

Companies should provide better and more transparent disclosure related to CEO pay. Consider withhold votes in the future from the compensation committee and voting against equity plans if compensation disclosure is not improved and a tally sheet is not provided.

Employee Stock Purchase Plans--Qualified Plans

Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR plans if:

  Purchase price is at least 85 percent of fair market value;

  Offering period is 27 months or less; and

  The number of shares allocated to the plan is ten percent or less of the outstanding shares.

Employee Stock Purchase Plans--Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR plans with:

  Broad-based participation (i.e., all employees with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

  Limits on employee contribution (a fixed dollar amount or a percentage of base salary);

  Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

  No discount on the stock price on the date of purchase since there is a company matching contribution.

Option Exchange Programs/Re-pricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration historic trading patterns, rationale for the re-pricing, value-for-value exchange treatment of surrendered options, option vesting, term of the option, exercise price and participation. Vote FOR shareholder proposals to put option re-pricing to a shareholder vote.

Severance Agreements for Executives/Golden Parachutes

Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include:

  A trigger beyond the control of management;

  The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs;

  Change-in-control payments should be double-triggered, i.e., (1) after a change in the company’s ownership structure has taken place, and (2) termination of the executive as a result of the change in control.

9. Corporate Responsibility

Animal Rights

Generally vote AGAINST proposals to phase out the use of animals in product testing unless:

  The company is conducting animal testing programs that are unnecessary or not required by regulation;

  The company is conducting animal testing when suitable alternatives are accepted and used at peer firms;

  There is a disconnect between CEO pay and the company’s performance;

  The company has been the subject of recent, significant controversy related to its testing programs.

Generally vote FOR proposals seeking a report on the company’s animal welfare standards.

Drug Pricing and Re-importation

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing. Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:

  The existing level of disclosure on pricing policies;

  Deviation from established industry pricing norms;

  The company’s existing initiatives to provide its products to needy consumers;

  Whether the proposal focuses on specific products or geographic regions.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug re-importation unless such information is already publicly disclosed. Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug re-importation.

Genetically Modified Foods

Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

Tobacco

Most tobacco-related proposals (such as on second-hand smoke, advertising to youth and spin-offs of tobacco-related business) should be evaluated on a CASE-BY-CASE basis.

Toxic Chemicals

Generally vote FOR resolutions requesting that a company discloses its policies related to toxic chemicals. Vote CASE-BY-CASE on resolutions requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals. Generally vote AGAINST resolutions requiring that a company reformulate its products within a certain timeframe unless such actions are required by law in specific markets.

Arctic National Wildlife Refuge

Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:

  New legislation is adopted allowing development and drilling in the ANWR region;

  The company intends to pursue operations in the ANWR; and

  The company has not disclosed an environmental risk report for its ANWR operations.

Concentrated Area Feeding Operations (CAFOs)

Vote FOR resolutions requesting that companies report to shareholders on the risks and liabilities associated with CAFOs unless:

  The company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or

  The company does not directly source from CAFOs.

Global Warming and Kyoto Protocol Compliance

Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company’s line of business. Generally vote
AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.

Generally vote FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:

  The company does not maintain operations in Kyoto signatory markets;

  The company already evaluates and substantially discloses such information; or,

  Greenhouse gas emissions do not significantly impact the company’s core businesses.

Political Contributions

Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions considering: any recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and the public availability of a policy on political contributions. Vote AGAINST proposals barring the company from making political contributions.

Link Executive Compensation to Social Performance

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities.

Outsourcing/Offshoring

Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering: the risks associated with certain international markets; the utility of such a report; and the existence of a publicly available code of corporate conduct that applies to international operations.

Human Rights Reports

Vote CASE-BY-CASE on requests for reports detailing the company’s operations in a particular country and on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring.

10. Mutual Fund Proxies

Election of Directors

Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Converting Closed-end Fund to Open-end Fund

Vote CASE-BY-CASE on conversion proposals, considering the following factors:

  Past performance as a closed-end fund;

  Market in which the fund invests;

  Measures taken by the board to address the discount; and

  Past shareholder activism, board activity, and votes on related proposals.

Establish Director Ownership Requirement

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Reimburse Shareholder for Expenses Incurred

Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the solicitation expenses.

Terminate the Investment Advisor

Vote CASE-BY-CASE on proposals to terminate the investment advisor, considering the following factors:

  Performance of the fund’s net asset value;

  The fund’s history of shareholder relations;

  The performance of other funds under the advisor’s management.

Concise Global Proxy Voting Guidelines

Following is a concise summary of general policies for voting global proxies. In addition, country- and market-specific policies, which are not captured below.

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

  there are concerns about the accounts presented or audit procedures used; or

  the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Compensation

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

  there are serious concerns about the accounts presented or the audit procedures used;

  the auditors are being changed without explanation; or

  nonaudit-related fees are substantial or are routinely in excess of standard annual audit fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

Appointment of Internal Statutory Auditors

Vote FOR the appointment or reelection of statutory auditors, unless:

  there are serious concerns about the statutory reports presented or the audit procedures used;

  questions exist concerning any of the statutory auditors being appointed; or

  the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

  the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

  the payout is excessive given the company's financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

Director Elections

Vote FOR management nominees in the election of directors, unless:

  Adequate disclosure has not been met in a timely fashion;

  There are clear concerns over questionable finances or restatements;

  There have been questionable transactions with conflicts of interest;

  There are any records of abuses against minority shareholder interests; and

  The board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

Vote AGAINST labor representatives if they sit on either the audit or compensation committee, as they are not required to be on those committees.

Director Compensation

Vote FOR proposals to award cash fees to nonexecutive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote nonexecutive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both nonexecutive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for nonexecutive directors.

Discharge of Board and Management

Vote FOR discharge of the board and management, unless:

  there are serious questions about actions of the board or management for the year in question; or

  legal action is being taken against the board by other shareholders.

Vote AGAINST proposals to remove approval of discharge of board and management from the agenda.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

Board Structure

Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

Share Issuance Requests

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

  the specific purpose of the increase (such as a share-based acquisition or merger) does not meet established guidelines for the purpose being proposed; or

  the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances (and less than 25 percent for companies in Japan).

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets established guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets established guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers

Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans:

Vote FOR share repurchase plans, unless:

  clear evidence of past abuse of the authority is available; or

  the plan contains no safeguards against selective buybacks.

Reissuanceof Shares Repurchased:

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase In Par Value:

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

Reorganizations/Restructurings:

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions:

Vote FOR mergers and acquisitions, unless:

  the impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or

  the company's structure following the acquisition or merger does not reflect good corporate governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

ABSTAIN if there is insufficient information available to make an informed voting decision.

Mandatory Takeover Bid Waivers:

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Reincorporation Proposals:

Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities:

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions:

Vote related-party transactions on a CASE-BY-CASE basis.

Compensation Plans:

Vote compensation plans on a CASE-BY-CASE basis.

AntitakeoverMechanisms:

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals:

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

PRO FORMA FINANCIAL STATEMENTS

Evergreen Municipal Bond Fund

Pro Forma Combining Financial Statements (unaudited)

Pro Forma Combining Schedule of Investments

November 30, 2006

These Pro Forma Financial Statements relate specifically to the proposed transfer of the assets and liabilities of Evergreen Florida Municipal Bond Fund ("Florida Municipal Bond Fund”), a series of Evergreen Municipal Trust, to Evergreen Municipal Bond
Fund ("Municipal Bond Fund"), also a series of Evergreen Municipal Trust, in exchange for Class A, Class B, Class C and Class I shares (to be issued to holders of Class A, Class B, Class C, and Class I shares, of Florida Municipal Bond Fund, of beneficial interest, $0.001 par value per share, of Municipal Bond Fund).  The period presented covers the twelve-month period from December 1, 2005 through November 30, 2006 and reflects financial information assuming the merger takes place.

 November 30, 2006

 Evergreen Municipal Bond Fund

 Evergreen Florida Municipal Bond Fund

 Evergreen Municipal Bond Fund Pro Forma

 Principal Amount

 Value

 Principal Amount

 Value

 Principal Amount

 Value

 MUNICIPAL OBLIGATIONS 102.9%

 AIRPORT 4.3%

 Allegheny Cnty., PA Arpt. Auth. RRB, Pittsburgh Intl. Arpt. Proj., 6.00%, 01/01/2015

 $

 2,495,000

 $

 2,667,255

 $

 0

 $

 0

 $

 2,495,000

 $

 2,667,255

 Atlanta, GA Arpt. RB, Ser. D, 5.25%, 01/01/2017 

 11,790,000

 12,721,292

 0

 0

 11,790,000

 12,721,292

 Dallas-Fort Worth, TX Intl. Arpt. RB, Ser. A:

 5.50%, 11/01/2020, (Insd. by MBIA) 

 12,000,000

 13,138,920

 0

 0

 12,000,000

 13,138,920

 5.50%, 11/01/2021, (Insd. by MBIA) 

 5,680,000

 6,219,089

 0

 0

 5,680,000

 6,219,089

 Indianapolis, IN Local Pub. Impt. RB:

 5.00%, 01/01/2019 

 1,550,000

 1,663,414

 0

 0

 1,550,000

 1,663,414

 5.00%, 01/01/2020 

 8,460,000

 9,058,207

 0

 0

 8,460,000

 9,058,207

 Memphis-Shelby Cnty., TN Arpt. Auth. RB, Ser. A:

 5.50%, 03/01/2016, (Insd. by FSA)

 5,000,000

 5,318,450

 0

 0

 5,000,000

 5,318,450

 5.50%, 03/01/2017, (Insd. by FSA)

 2,005,000

 2,128,668

 0

 0

 2,005,000

 2,128,668

 52,915,295

 0

 52,915,295

 COMMUNITY DEVELOPMENT DISTRICT 3.7%

 Arizona Watson Road Cmnty. Facs. Dist. Spl. Assmt. RB:

 5.75%, 07/01/2022

 4,000,000

 4,241,720

 0

 0

 4,000,000

 4,241,720

 6.00%, 07/01/2030

 7,930,000

 8,459,248

 0

 0

 7,930,000

 8,459,248

 Fishhawk, FL CDD RRB, 5.25%, 05/01/2018, (Insd. by MBIA)

 0

 0

 3,530,000

 3,888,895

 3,530,000

 3,888,895

 Frederick Cnty., MD Urbana CDA Spl. Obl. RB, 6.625%, 07/01/2025

 3,280,000

 3,378,695

 0

 0

 3,280,000

 3,378,695

 Henderson, NV Local Impt. Dist. RB:

 5.05%, 09/01/2017

 2,465,000

 2,540,873

 0

 0

 2,465,000

 2,540,873

 5.10%, 09/01/2018

 2,500,000

 2,577,050

 0

 0

 2,500,000

 2,577,050

 5.125%, 09/01/2019

 2,975,000

 3,066,303

 0

 0

 2,975,000

 3,066,303

 5.15%, 09/01/2020

 2,105,000

 2,169,518

 0

 0

 2,105,000

 2,169,518

 Journey’s End CDD Spl. Assmt. RB, 7.00%, 05/01/2031

 0

 0

 2,225,000

 2,375,455

 2,225,000

 2,375,455

 Mediterra South Florida CDD RB, Ser. A, 6.95%, 05/01/2031

 0

 0

 2,755,000

 2,878,176

 2,755,000

 2,878,176

 Viera East, FL CDD RB, Water Mgmt. Proj.:

 5.75%, 05/01/2020, (Insd. by MBIA)

 0

 0

 2,020,000

 2,391,195

 2,020,000

 2,391,195

 5.75%, 05/01/2021, (Insd. by MBIA)

 0

 0

 2,140,000

 2,547,263

 2,140,000

 2,547,263

 5.75%, 05/01/2022, (Insd. by MBIA)

 0

 0

 2,265,000

 2,711,998

 2,265,000

 2,711,998

 Winston Trails, FL CDD Spl. Obl. RB, Palm Beach Cmnty. Proj., 6.50%, 05/01/2031

 0

 0

 3,015,000

 3,160,775

 3,015,000

 3,160,775

 26,433,407

 19,953,757

 46,387,164

 CONTINUING CARE RETIREMENT COMMUNITY 5.0%

 Bexar Cnty., TX Hlth. Facs. Dev. Corp. RB, Army Retirement Residence Proj., 6.125%, 07/01/2022

 685,000

 742,458

 0

 0

 685,000

 742,458

 Erie Cnty., NY Indl. Dev. Agcy. RB, Orchard Park CCRC, Inc. Proj.:

 6.00%, 11/15/2026

 7,000,000

 7,520,940

 0

 0

 7,000,000

 7,520,940

 6.00%, 11/15/2036

 3,000,000

 3,215,970

 0

 0

 3,000,000

 3,215,970

 Ser. A:

 5.00%, 11/15/2014

 0

 0

 1,000,000

 1,008,010

 1,000,000

 1,008,010

 5.125%, 11/15/2016

 0

 0

 1,585,000

 1,607,808

 1,585,000

 1,607,808

 Goshen, IN RB, Greencroft Obl. Group, Ser. B, 5.75%, 08/15/2028

 5,000,000

 5,097,150

 0

 0

 5,000,000

 5,097,150

 Health Fin. Dev. Corp. of Central Texas, Inc. Retirement Facs. RB, Ser. A, 5.625%, 11/01/2026

 5,500,000

 5,674,790

 0

 0

 5,500,000

 5,674,790

 Illinois Fin. Auth. RB, Montgomery Place Proj., Ser. A:

 5.50%, 05/15/2026 #

 1,150,000

 1,177,531

 0

 0

 1,150,000

 1,177,531

 5.75%, 05/15/2038 #

 2,150,000

 2,220,757

 0

 0

 2,150,000

 2,220,757

 North Carolina Med. Care Commission Retirement Facs. RRB, First Mtge., United Methodist Retirement Homes, Ser. C:

 5.125%, 10/01/2019

 1,300,000

 1,341,392

 0

 0

 1,300,000

 1,341,392

 5.25%, 10/01/2024

 3,250,000

 3,356,210

 0

 0

 3,250,000

 3,356,210

 Palm Beach Cnty., FL Hlth. Facs. Auth. RB:

 Abbey DelRay South Proj., 5.30%, 10/01/2007

 0

 0

 1,000,000

 1,000,830

 1,000,000

 1,000,830

 Waterford Proj., 5.50%, 10/01/2015

 0

 0

 2,750,000

 2,752,393

 2,750,000

 2,752,393

 St. John’s Cnty., FL IDA RB, Presbyterian Retirement, Ser. A, 5.85%, 08/01/2024

 0

 0

 3,385,000

 3,726,987

 3,385,000

 3,726,987

 Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB, Northwest Sr. Hsg. Edgemere Proj.:

 6.00%, 11/15/2026

 4,500,000

 4,845,825

 0

 0

 4,500,000

 4,845,825

 6.00%, 11/15/2036

 6,500,000

 6,956,365

 0

 0

 6,500,000

 6,956,365

 Vermont EDA RB, Wake Robin Corp. Proj., Ser. A, 6.30%, 03/01/2033, (Insd. by ACA)

 3,500,000

 3,726,905

 0

 0

 3,500,000

 3,726,905

 Winchester, VA IDA Hosp. RRB, Winchester Med. Ctr., Inc., 5.50%, 01/01/2015, (Insd. by AMBAC)

 5,500,000

 6,165,830

 0

 0

 5,500,000

 6,165,830

 52,042,123

 10,096,028

 62,138,151

 EDUCATION 4.2%

 Athens, GA Hsg. Auth. Student Hsg. Lease RB, Univ. of Georgia East Campus, 5.25%, 12/01/2020, (Insd. by AMBAC)

 1,315,000

 1,410,653

 0

 0

 1,315,000

 1,410,653

 Charleston, SC Edl. Excellence Fin. Corp. RB, Charleston Cnty. Sch. Dist. Proj., 5.00%, 12/01/2023

 9,105,000

 9,748,724

 0

 0

 9,105,000

 9,748,724

 Cherokee Cnty., SC Scago Edl. Facs. Corp. RRB, Cherokee Sch. Dist. No. 1, Ser. B, 5.00%, 12/01/2026, (Insd. by FSA)

 2,295,000

 2,467,423

 0

 0

 2,295,000

 2,467,423

 Kansas City, MO Metro. Cmnty. Colleges Bldg. Corp. RRB, Leasehold Junior College, 4.75%, 07/01/2020, (Insd. by FGIC)

 2,335,000

 2,482,806

 0

 0

 2,335,000

 2,482,806

 Latrobe, PA IDA College RB, St. Vincent College Proj., 5.35%, 05/01/2015

 1,165,000

 1,222,551

 0

 0

 1,165,000

 1,222,551

 Maryland Econ. Dev. Corp. Student Hsg. RRB, Univ. of Maryland College Park Proj., 5.00%, 06/01/2024, (Insd. by CIFG Svcs., Inc.)

 3,020,000

 3,261,751

 0

 0

 3,020,000

 3,261,751

 St. Joseph Cnty., IN Edl. Facs. RB, Univ. of Notre Dame du Lac Proj., 6.50%, 03/01/2026

 1,640,000

 2,184,070

 0

 0

 1,640,000

 2,184,070

 Tulsa, OK Indl. Auth. Student Hsg. RB, Univ. of Tulsa:

 5.25%, 10/01/2021

 4,055,000

 4,405,149

 0

 0

 4,055,000

 4,405,149

 5.25%, 10/01/2026

 1,135,000

 1,230,147

 0

 0

 1,135,000

 1,230,147

 University of New Mexico RB, Hosp. Mtge., 5.00%, 07/01/2021, (Insd. by FHA & FSA)

 3,835,000

 4,101,801

 0

 0

 3,835,000

 4,101,801

 University of North Carolina, Ser. A, 4.50%, 10/01/2020, (Insd. by MBIA)

 2,100,000

 2,189,796

 0

 0

 2,100,000

 2,189,796

 University of Texas RRB, Ser. D, 5.00%, 08/15/2021 #

 15,000,000

 16,315,095

 0

 0

 15,000,000

 16,315,095

 Washington State Univ. RRB, Hsg. & Dining Sys., 5.00%, 10/01/2019, (Insd. by FSA)

 1,000,000

 1,045,320

 0

 0

 1,000,000

 1,045,320

 52,065,286

 0

 52,065,286

 ELECTRIC REVENUE 4.4%

 Long Island Power Auth. of New York Elec. Sys. RRB, Ser. E, 5.00%, 12/01/2018, (Insd. by MBIA)

 9,000,000

 9,900,360

 0

 0

 9,000,000

 9,900,360

 Monroe Cnty., MI Econ. Dev. Corp. RRB, Detroit Edison Co., Ser. AA, 6.95%, 09/01/2022, (Insd. by FGIC)

 10,000,000

 13,368,900

 0

 0

 10,000,000

 13,368,900

 Puerto Rico Elec. Power Auth. RB:

 Ser. KK, 5.50%, 07/01/2016

 0

 0

 12,000,000

 13,802,640

 12,000,000

 13,802,640

 Ser. RR, 5.00%, 07/01/2035

 0

 0

 6,000,000

 6,450,240

 6,000,000

 6,450,240

 Sikeston, MO Elec. RRB, 6.00%, 06/01/2015, (Insd. by MBIA)

 500,000

 586,905

 0

 0

 500,000

 586,905

 Western Generation Agcy. of Oregon RRB, Wauna Cogeneration Proj.:

 Ser. A, 5.00%, 01/01/2019

 1,125,000

 1,194,975

 0

 0

 1,125,000

 1,194,975

 Ser. B:

 5.00%, 01/01/2012

 5,620,000

 5,774,550

 0

 0

 5,620,000

 5,774,550

 5.00%, 01/01/2013

 2,855,000

 2,950,100

 0

 0

 2,855,000

 2,950,100

 5.00%, 01/01/2014

 1,100,000

 1,137,730

 0

 0

 1,100,000

 1,137,730

 34,913,520

 20,252,880

 55,166,400

 GENERAL OBLIGATION - LOCAL 3.9%

 Adams Cnty., OH Valley Local Sch. Dist. GO, Adams & Highland Cnty., 7.00%, 12/01/2015, (Insd. by MBIA)

 2,000,000

 2,398,620

 0

 0

 2,000,000

 2,398,620

 Akron, OH Refunding GO, 5.00%, 12/01/2018

 5,300,000

 5,802,652

 0

 0

 5,300,000

 5,802,652

 El Paso Cnty., CO Sch. Dist. No. 11 GO:

 6.50%, 12/01/2012

 2,310,000

 2,674,148

 0

 0

 2,310,000

 2,674,148

 7.10%, 12/01/2013

 2,000,000

 2,431,280

 0

 0

 2,000,000

 2,431,280

 Larimer Cnty., CO Sch. Dist. No. 1 GO, 7.00%, 12/15/2016, (Insd. by MBIA)

 2,250,000

 2,794,590

 0

 0

 2,250,000

 2,794,590

 New York, NY GO:

 Ser. G:

 5.00%, 08/01/2020

 10,000,000

 10,792,600

 0

 0

 10,000,000

 10,792,600

 5.00%, 12/01/2021

 10,000,000

 10,771,300

 0

 0

 10,000,000

 10,771,300

 5.00%, 12/01/2022

 5,000,000

 5,385,650

 0

 0

 5,000,000

 5,385,650

 Ser. M, 5.00%, 04/01/2023

 5,000,000

 5,336,600

 0

 0

 5,000,000

 5,336,600

 Niagara Falls, NY GO, Pub. Impt. Proj., 7.50%, 03/01/2014, (Insd. by MBIA)

 460,000

 571,656

 0

 0

 460,000

 571,656

 48,959,096

 0

 48,959,096

 GENERAL OBLIGATION - STATE 5.9%

 Commonwealth of Puerto Rico Refunding GO, Ser. A, 5.50%, 07/01/2016, (Insd. by MBIA) 

 0

 0

 7,820,000

 8,955,620

 7,820,000

 8,955,620

 Connecticut GO, Ser. D, 5.00%, 11/01/2025

 2,170,000

 2,355,188

 0

 0

 2,170,000

 2,355,188

 District of Columbia GO, Gallery Place Proj., 5.50%, 07/01/2019, (Insd. by FSA)

 1,665,000

 1,808,823

 0

 0

 1,665,000

 1,808,823

 Florida Board of Ed. GO, Pub. Ed. Capital Outlay Proj., Ser. A, 5.00%, 06/01/2017

 0

 0

 8,250,000

 9,141,330

 8,250,000

 9,141,330

 Georgia Refunding GO, Ser. B:

 5.00%, 07/01/2017

 10,000,000

 11,002,600

 0

 0

 10,000,000

 11,002,600

 5.00%, 07/01/2018

 10,000,000

 10,975,500

 0

 0

 10,000,000

 10,975,500

 Illinois GO, 5.70%, 07/01/2014, (Insd. by FGIC)

 4,850,000

 4,905,387

 0

 0

 4,850,000

 4,905,387

 North Carolina GO, Ser. A, 5.00%, 06/01/2018

 14,900,000

 16,485,360

 0

 0

 14,900,000

 16,485,360

 Texas GO:

 College Student Loan, 5.25%, 08/01/2013

 1,225,000

 1,327,814

 0

 0

 1,225,000

 1,327,814

 Veteran’s Hsg. Assistance Program, Ser. A, 5.65%, 12/01/2017

 1,000,000

 1,028,880

 0

 0

 1,000,000

 1,028,880

 Washington GO:

 Ser. A, 6.75%, 02/01/2015

 1,000,000

 1,162,070

 0

 0

 1,000,000

 1,162,070

 Ser. B & AT-7, 6.40%, 06/01/2017

 3,750,000

 4,480,163

 0

 0

 3,750,000

 4,480,163

 55,531,785

 18,096,950

 73,628,735

 HOSPITAL 20.5%

 Alachua Cnty., FL Hlth. Facs. Auth. RB, Shands Teaching Hosp., Ser. A, 6.25%, 12/01/2016, (Insd. by MBIA)

 0

 0

 4,000,000

 4,709,960

 4,000,000

 4,709,960

 Birmingham, AL Spl. Care Facs. Fin. Auth. RB, Baptist Hlth. Sys., Inc., Ser. A, 5.25%, 11/15/2020

 0

 0

 5,000,000

 5,315,550

 5,000,000

 5,315,550

 Colorado Hlth. Facs. Auth. RB, Portercare Adventist Hlth. Sys. Hosp., 6.50%, 11/15/2023

 4,000,000

 4,550,040

 0

 0

 4,000,000

 4,550,040

 Colorado Hlth. Facs. Auth. RRB, Adventist Hlth. Sunbelt, Ser. D:

 5.25%, 11/15/2027

 12,000,000

 12,975,960

 0

 0

 12,000,000

 12,975,960

 5.25%, 11/15/2035

 7,000,000

 7,528,640

 0

 0

 7,000,000

 7,528,640

 Coral Gables, FL Hlth. Facs. Auth. RB, Baptist Hlth. South Florida:

 5.00%, 08/15/2034

 0

 0

 4,985,000

 5,360,520

 4,985,000

 5,360,520

 5.25%, 08/15/2024

 0

 0

 5,000,000

 5,438,400

 5,000,000

 5,438,400

 Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth. Proj., Ser. C, 5.75%, 11/15/2032

 0

 0

 10,000,000

 11,005,700

 10,000,000

 11,005,700

 Halifax, FL Med. Ctr. RB, Ser. A:

 5.25%, 06/01/2018

 0

 0

 2,675,000

 2,887,984

 2,675,000

 2,887,984

 5.25%, 06/01/2020

 0

 0

 3,000,000

 3,220,410

 3,000,000

 3,220,410

 5.25%, 06/01/2021

 0

 0

 3,000,000

 3,215,580

 3,000,000

 3,215,580

 5.25%, 06/01/2026

 0

 0

 1,805,000

 1,927,451

 1,805,000

 1,927,451

 Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Proj., Ser. D, 5.875%, 11/15/2029

 0

 0

 10,000,000

 11,369,400

 10,000,000

 11,369,400

 Hillsborough Cnty., FL IDA Hosp. RB, Tampa Gen. Hosp. Proj., 5.25%, 10/01/2041

 0

 0

 15,000,000

 16,024,200

 15,000,000

 16,024,200

 Huntsville, AL Hlth. Care Auth. RB, Ser. A, 5.75%, 06/01/2016

 5,730,000

 6,264,609

 0

 0

 5,730,000

 6,264,609

 Illinois Hlth. Facs. Auth. RB, Edward Hosp.:

 5.50%, 02/15/2013, (Insd. by FSA) 

 2,680,000

 2,894,427

 0

 0

 2,680,000

 2,894,427

 5.50%, 02/15/2014, (Insd. by FSA) 

 2,830,000

 3,052,976

 0

 0

 2,830,000

 3,052,976

 5.50%, 02/15/2015, (Insd. by FSA) 

 1,730,000

 1,853,782

 0

 0

 1,730,000

 1,853,782

 5.50%, 02/15/2016, (Insd. by FSA) 

 3,150,000

 3,386,975

 0

 0

 3,150,000

 3,386,975

 Indiana Hlth. & Edl. Facs. Fin. Auth. Hosp. RB:

 5.00%, 02/15/2020, (Gtd. by Merrill Lynch & Co., Inc.) 

 3,000,000

 3,181,530

 0

 0

 3,000,000

 3,181,530

 5.00%, 02/15/2021, (Gtd. by Merrill Lynch & Co., Inc.) 

 2,500,000

 2,653,250

 0

 0

 2,500,000

 2,653,250

 5.00%, 02/15/2022, (Gtd. by Merrill Lynch & Co., Inc.) 

 8,750,000

 9,279,463

 0

 0

 8,750,000

 9,279,463

 Jacksonville, FL EDA Cmnty. Hlth. Care Facs. RB, Mayo Clinic Proj., 5.00%, 11/15/2036

 0

 0

 10,000,000

 10,619,000

 10,000,000

 10,619,000

 Kent, MI Hosp. Fin. Auth. RB, Metro. Hosp. Proj., Ser. A, 6.25%, 07/01/2040

 5,000,000

 5,651,450

 0

 0

 5,000,000

 5,651,450

 Kerrville, TX Hlth. Facs. Dev. Corp. Hosp. RB, Sid Peterson Mem. Hosp. Proj., 5.45%, 08/15/2035

 5,750,000

 5,803,705

 0

 0

 5,750,000

 5,803,705

 Lorain Cnty., OH Hosp. RRB, Catholic Hlth. Care, Ser. A, 5.75%, 10/01/2018

 5,000,000

 5,452,900

 0

 0

 5,000,000

 5,452,900

 Louisiana Pub. Facs. Auth. RRB, Pennington Med. Foundation Proj., 5.00%, 07/01/2026

 2,000,000

 2,108,960

 0

 0

 2,000,000

 2,108,960

 Marshall Cnty., AL Hlth. Care Auth. RB, Ser. A:

 5.75%, 01/01/2015, (Liq.: Merrill Lynch & Co., Inc.)

 1,350,000

 1,460,322

 0

 0

 1,350,000

 1,460,322

 5.75%, 01/01/2032, (Liq.: Merrill Lynch & Co., Inc.)

 1,050,000

 1,126,314

 0

 0

 1,050,000

 1,126,314

 6.25%, 01/01/2022, (Liq.: Merrill Lynch & Co., Inc.)

 1,000,000

 1,101,060

 0

 0

 1,000,000

 1,101,060

 Maryland Hlth. & Higher Edl. Facs. Auth. RB, Doctors’ Cmnty. Hosp., Inc., 5.75%, 07/01/2013

 3,305,000

 3,309,627

 0

 0

 3,305,000

 3,309,627

 Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:

 5.25%, 08/15/2021, (Insd. by FHA & MBIA)

 2,625,000

 2,855,160

 0

 0

 2,625,000

 2,855,160

 5.25%, 08/15/2022, (Insd. by FHA & MBIA)

 6,030,000

 6,550,389

 0

 0

 6,030,000

 6,550,389

 5.25%, 02/15/2023, (Insd. by FHA & MBIA)

 3,125,000

 3,390,344

 0

 0

 3,125,000

 3,390,344

 Montgomery Cnty., OH Hosp. RRB, Kettering Med. Ctr., 6.25%, 04/01/2020, (Insd. by MBIA)

 2,500,000

 3,085,625

 0

 0

 2,500,000

 3,085,625

 Orange Cnty., FL Hlth. Facs. Auth. RB:

 Adventist Hlth. Sys. Hosp.:

 5.25%, 11/15/2018

 2,000,000

 2,143,840

 0

 0

 2,000,000

 2,143,840

 6.25%, 11/15/2024

 0

 0

 4,000,000

 4,488,640

 4,000,000

 4,488,640

 Orlando Regl. Hlth. Care Sys.:

 Ser. B, 5.125%, 11/15/2039

 0

 0

 5,000,000

 5,326,900

 5,000,000

 5,326,900

 Ser. D, 5.75%, 10/01/2012, (Insd. by MBIA)

 0

 0

 8,010,000

 8,502,215

 8,010,000

 8,502,215

 Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)

 0

 0

 2,015,000

 2,404,076

 2,015,000

 2,404,076

 Quincy, IL RB, Blessing Hosp. Proj., 6.00%, 11/15/2018

 4,950,000

 4,956,930

 0

 0

 4,950,000

 4,956,930

 South Carolina Jobs EDA Hosp. Facs. RB, Palmetto Hlth. Proj., Ser. C, 7.00%, 08/01/2030

 825,000

 980,257

 0

 0

 825,000

 980,257

 South Miami, FL Hlth. Facs. Auth. RB, Baptist Hlth. Group Proj., 5.75%, 11/15/2033

 0

 0

 5,000,000

 5,445,400

 5,000,000

 5,445,400

 St. John’s Cnty., FL Hlth. Care IDRB, Glenmore Proj., Ser. B, 4.75%, 01/01/2041

 0

 0

 1,000,000

 1,000,020

 1,000,000

 1,000,020

 St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj.:

 6.00%, 11/15/2030

 3,980,000

 4,450,317

 0

 0

 3,980,000

 4,450,317

 6.00%, 11/15/2035

 5,000,000

 5,571,650

 0

 0

 5,000,000

 5,571,650

 Sullivan Cnty., TN Hlth., Edl. & Hsg. Facs. Board Hosp. RB, Wellmont Hlth. Sys. Proj., Ser. C, 5.25%, 09/01/2036

 6,000,000

 6,380,880

 0

 0

 6,000,000

 6,380,880

 Tulsa Cnty., OK Indl. Auth. Hlth. Care RB, St. Francis Hlth. Sys., 5.00%, 12/15/2036

 5,000,000

 5,295,450

 0

 0

 5,000,000

 5,295,450

 University of Kansas Hosp. Auth. RRB, Univ. of Kansas Hlth. Sys.:

 5.00%, 09/01/2020 #

 1,315,000

 1,400,317

 0

 0

 1,315,000

 1,400,317

 5.00%, 09/01/2021 #

 1,560,000

 1,656,080

 0

 0

 1,560,000

 1,656,080

 Ward Cnty., ND Hlth. Care Facs. RB, Trinity Obligated Group:

 5.125%, 07/01/2025

 2,250,000

 2,374,583

 0

 0

 2,250,000

 2,374,583

 5.125%, 07/01/2029

 1,700,000

 1,795,489

 0

 0

 1,700,000

 1,795,489

 Washington Cnty., PA Hosp. Auth. RB, Monongahela Valley Hosp. Proj., 6.25%, 06/01/2022

 750,000

 829,253

 0

 0

 750,000

 829,253

 Wichita, KS Hosp. Facs. Impt. RRB, Ser. 11, 6.75%, 11/15/2019

 5,000,000

 5,422,950

 0

 0

 5,000,000

 5,422,950

 Wisconsin Hlth. & Edl. Facs. Auth. RB, Fort Healthcare, Inc. Proj., 6.10%, 05/01/2034

 3,815,000

 4,288,594

 0

 0

 3,815,000

 4,288,594

 147,064,098

 108,261,406

 255,325,504

 HOUSING 5.5%

 Aurora, CO Hsg. Auth. MHRB, 6th Ave. Proj., Ser. A, 5.70%, 12/01/2018, (LOC: U.S. Bancorp)

 2,800,000

 2,933,308

 0

 0

 2,800,000

 2,933,308

 Chicago Heights, IL Residential Mtge. RB, 0.00%, 06/01/2009 ¤

 125,000

 104,416

 0

 0

 125,000

 104,416

 Chicago, IL SFHRB, Ser. B, 6.95%, 09/01/2028, (Insd. by FHLMC, FNMA & GNMA)

 65,000

 66,721

 0

 0

 65,000

 66,721

 Clarence, NY HFA RB, Bristol Vlg. Proj., 6.00%, 01/20/2044, (Insd. by GNMA)

 2,675,000

 3,003,918

 0

 0

 2,675,000

 3,003,918

 Colorado HFA SFHRB, Sr. Ser. D-2, 6.90%, 04/01/2029

 600,000

 603,948

 0

 0

 600,000

 603,948

 Delaware Hsg. Auth. SFHRB, Ser. A, 6.70%, 01/01/2033

 1,910,000

 1,920,066

 0

 0

 1,910,000

 1,920,066

 Florida Hsg. Fin. Corp. RB, Ser. 4, 5.85%, 07/01/2031, (Insd. by FSA)

 0

 0

 770,000

 771,147

 770,000

 771,147

 General Motors Acceptance Corp. Muni. Mtge. Trust:

 Ser. A-2, 4.80%, 10/31/2040 144A

 3,500,000

 3,583,825

 0

 0

 3,500,000

 3,583,825

 Ser. C-1, 5.70%, 10/31/2040 144A

 3,000,000

 3,124,590

 0

 0

 3,000,000

 3,124,590

 Georgia HFA SFHRB, Sub. Ser. D-4, 5.65%, 06/01/2021

 740,000

 752,543

 0

 0

 740,000

 752,543

 Heart of Texas Hsg. Fin. Corp. SFHRB, Ser. A, 4.50%, 05/01/2040, (Insd. by FHLMC, FNMA & GNMA)

 3,000,000

 3,177,240

 0

 0

 3,000,000

 3,177,240

 Hillsborough Cnty., FL HFA RB, Ser. A, 6.625%, 10/01/2029

 0

 0

 850,000

 866,082

 850,000

 866,082

 Idaho HFA SFHRB, Sr. Ser. D, 6.30%, 07/01/2025

 970,000

 1,011,341

 0

 0

 970,000

 1,011,341

 Illinois Fin. Auth. MHRB, Covered Bridges Apts. Proj., 4.875%, 06/01/2039, (Insd. by FNMA)

 3,000,000

 3,068,220

 0

 0

 3,000,000

 3,068,220

 Indiana HFA SFHRB, Ser. A-2, 5.15%, 07/01/2017, (Insd. by FNMA & GNMA)

 1,475,000

 1,512,804

 0

 0

 1,475,000

 1,512,804

 Maine HFA Mtge. Purchase RB, Ser. D-2, 5.80%, 11/15/2016

 1,770,000

 1,790,762

 0

 0

 1,770,000

 1,790,762

 Maryland Cmnty. Dev. Admin. RB, Dept. of Hsg. & Cmnty. Dev., Ser. P:

 4.20%, 09/01/2015 #

 1,700,000

 1,702,499

 0

 0

 1,700,000

 1,702,499

 4.30%, 09/01/2017 #

 1,990,000

 1,993,204

 0

 0

 1,990,000

 1,993,204

 4.45%, 09/01/2021 #

 2,500,000

 2,510,025

 0

 0

 2,500,000

 2,510,025

 Massachusetts Hsg. Fin. Agcy. SFHRB, Ser. 52, 6.00%, 06/01/2014, (Insd. by MBIA)

 85,000

 85,757

 0

 0

 85,000

 85,757

 Minnesota Hsg. Fin. Agcy. SFHRB, 6.00%, 07/01/2022

 2,885,000

 2,905,685

 0

 0

 2,885,000

 2,905,685

 Mississippi Home Corp. SFHRB, Ser. B, 6.20%, 06/01/2030, (Insd. by FNMA & GNMA)

 830,000

 845,231

 0

 0

 830,000

 845,231

 Missouri Hsg. Dev. Commission Mtge. SFHRB:

 Ser. A-2, 6.30%, 03/01/2030, (Insd. by GNMA)

 20,000

 20,531

 0

 0

 20,000

 20,531

 Ser. B:

 6.25%, 09/01/2015, (Insd. by FNMA & GNMA)

 55,000

 55,556

 0

 0

 55,000

 55,556

 6.45%, 09/01/2027, (Insd. by FNMA & GNMA)

 265,000

 267,944

 0

 0

 265,000

 267,944

 New Hampshire HFA MHRB, Ser. I, 5.50%, 07/01/2017, (Liq.: Merrill Lynch & Co., Inc.)

 5,940,000

 6,199,340

 0

 0

 5,940,000

 6,199,340

 Pinellas Cnty., FL HFA SFHRB, Multi-Cnty. Proj., Ser. A-1, 5.95%, 03/01/2030

 0

 0

 965,000

 981,222

 965,000

 981,222

 South Carolina Hsg. Fin. & Dev. Auth. RB:

 Ser. A-2, 6.35%, 07/01/2019, (Insd. by FSA)

 1,240,000

 1,295,664

 0

 0

 1,240,000

 1,295,664

 Ser. C-2, 4.50%, 07/01/2022, (Insd. by FSA) #

 5,150,000

 5,150,000

 0

 0

 5,150,000

 5,150,000

 Suffolk, VA Redev. & Hsg. Auth. MHRB, Hope Vlg. Apts. Proj., 5.10%, 02/01/2014, (Insd. by FNMA)

 1,075,000

 1,122,827

 0

 0

 1,075,000

 1,122,827

 Tennessee HDA RB, Homeownership Program:

 4.70%, 07/01/2015, (Liq.: UBS Painewebber, Inc.)

 1,395,000

 1,397,051

 0

 0

 1,395,000

 1,397,051

 5.00%, 07/01/2034

 4,175,000

 4,257,206

 0

 0

 4,175,000

 4,257,206

 Utah HFA SFHRB, Ser. C-2, 5.75%, 07/01/2021, (Insd. by FHA)

 95,000

 99,316

 0

 0

 95,000

 99,316

 Virginia HDA RB, Rental Hsg., Ser. D:

 4.375%, 07/01/2018 #

 3,025,000

 3,038,431

 0

 0

 3,025,000

 3,038,431

 4.50%, 07/01/2023 #

 5,525,000

 5,549,365

 0

 0

 5,525,000

 5,549,365

 Wyoming CDA Hsg. RB, Ser. 3, 4.80%, 06/01/2016

 575,000

 579,456

 0

 0

 575,000

 579,456

 65,728,790

 2,618,451

 68,347,241

 INDUSTRIAL DEVELOPMENT REVENUE 6.6%

 Alaska Indl. Dev. & Export Auth. RB, Lake Dorothy Hydro-Electric Proj., 5.25%, 12/01/2021, (Insd. by AMBAC)

 3,000,000

 3,138,060

 0

 0

 3,000,000

 3,138,060

 Cass Cnty., TX IDA RB, Intl. Paper Co. Proj., Ser. A, 6.25%, 04/01/2021

 3,965,000

 4,067,812

 0

 0

 3,965,000

 4,067,812

 Chelan Cnty., WA Dev. Corp. PCRRB, Alcoa, Inc. Proj., 5.85%, 12/01/2031

 7,500,000

 7,573,200

 0

 0

 7,500,000

 7,573,200

 Dickinson Cnty., MI Econ. Dev. Corp. RRB, Intl. Paper Co. Proj., Ser. A, 5.75%, 06/01/2016

 4,050,000

 4,357,638

 0

 0

 4,050,000

 4,357,638

 Eastern Connecticut Resource Recovery Auth. Solid Waste RB, Wheelabrator Lisbon, Inc. Proj., Ser. A:

 5.50%, 01/01/2014

 7,000,000

 7,045,850

 0

 0

 7,000,000

 7,045,850

 5.50%, 01/01/2015

 5,000,000

 5,056,250

 0

 0

 5,000,000

 5,056,250

 Erie Cnty., PA IDA Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 4.90%, 11/01/2009, (Gtd. by Intl. Paper Co.)

 5,000,000

 5,104,450

 0

 0

 5,000,000

 5,104,450

 Gulf Coast, TX IDRB, Cinergy Solutions Proj., FRN, 4.27%, 05/01/2039, (Gtd. by Cinergy Corp.)

 15,000,000

 15,000,000

 0

 0

 15,000,000

 15,000,000

 Hillsborough Cnty., FL Pollution Ctl. IDRB, Tampa Elec. Corp. Proj., 5.10%, 10/01/2013

 0

 0

 4,575,000

 4,799,678

 4,575,000

 4,799,678

 Indianapolis, IN Arpt. Auth. Spl. Facs. RRB, FedEx Proj., 5.10%, 01/15/2017, (Gtd. by FedEx)

 10,000,000

 10,657,400

 0

 0

 10,000,000

 10,657,400

 Monroe Cnty., GA PCRB, Oglethorpe Power Corp., Ser. A, 6.75%, 01/01/2010

 1,000,000

 1,084,490

 0

 0

 1,000,000

 1,084,490

 Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009

 0

 0

 11,300,000

 11,748,723

 11,300,000

 11,748,723

 Selma, AL Indl. Dev. Board Env. Impt. RB, Intl. Paper Co. Proj., Ser. B, 6.70%, 03/01/2024

 2,000,000

 2,155,820

 0

 0

 2,000,000

 2,155,820

 65,240,970

 16,548,401

 81,789,371

 LEASE 0.9%

 Charlotte, NC Refunding COP, Convention Facs. Proj.:

 5.00%, 12/01/2021

 2,485,000

 2,677,165

 0

 0

 2,485,000

 2,677,165

 5.00%, 12/01/2022

 2,610,000

 2,805,698

 0

 0

 2,610,000

 2,805,698

 Coralville, IA COP, Ser. D, 5.25%, 06/01/2026

 2,250,000

 2,404,440

 0

 0

 2,250,000

 2,404,440

 Newberry Cnty., SC Sch. Dist. RB, Newberry Investing in Children’s Ed. Proj., 5.25%, 12/01/2025

 2,000,000

 2,132,900

 0

 0

 2,000,000

 2,132,900

 Pima Cnty., AZ IDA RRB, Lease Obl., Ser. A, 7.25%, 07/15/2010

 645,000

 647,161

 0

 0

 645,000

 647,161

 10,667,364

 0

 10,667,364

 MISCELLANEOUS REVENUE 6.6%

 Florida Board of Ed. Lottery RB, Ser. A, 5.00%, 07/01/2018 

 0

 0

 23,145,000

 25,131,072

 23,145,000

 25,131,072

 Florida Dept. of Env. Protection Preservation RB, Florida Forever Proj., Ser. A, 5.00%, 07/01/2017

 0

 0

 5,000,000

 5,499,100

 5,000,000

 5,499,100

 Franklin, WI Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., 4.95%, 04/01/2016

 15,000,000

 15,762,450

 0

 0

 15,000,000

 15,762,450

 Hollywood, FL Cmnty. Redev. Agcy. RB, 5.125%, 03/01/2014

 0

 0

 3,935,000

 4,132,104

 3,935,000

 4,132,104

 Indian Trace Dev. Dist., Florida RB, Isles at Weston Proj., 5.50%, 05/01/2033

 0

 0

 1,910,000

 1,926,464

 1,910,000

 1,926,464

 Los Angeles, CA RB, Harbor Proj., Ser. 6, 5.00%, 08/01/2024 - 08/01/2026 

 10,165,000

 10,350,399

 0

 0

 10,165,000

 10,350,399

 Mashantucket Western Pequot Tribe of Connecticut RB, Ser. A, 5.50%, 09/01/2036 144A

 2,500,000

 2,666,925

 0

 0

 2,500,000

 2,666,925

 MuniMae Tax-Exempt Bond Subsidiary, LLC RB, Ser. B-3, 5.30%, 11/04/2049 144A

 2,000,000

 2,101,860

 0

 0

 2,000,000

 2,101,860

 New York Urban Dev. Corp. RB, Sub-Lien, 5.50%, 07/01/2016

 10,000,000

 10,212,400

 0

 0

 10,000,000

 10,212,400

 Palm Beach Cnty., FL Criminal Justice Facs. RB, 7.20%, 06/01/2015, (Insd. by FGIC)

 0

 0

 3,000,000

 3,778,020

 3,000,000

 3,778,020

 41,094,034

 40,466,760

 81,560,794

 PORT AUTHORITY 0.1%

 Port Auth. of New York & New Jersey RB, Ser. 119, 5.875%, 09/15/2015, (Insd. by FGIC)

 1,500,000

 1,517,640

 0

 0

 1,500,000

 1,517,640

 PRE-REFUNDED 7.6%

 Broward Cnty., FL Expressway Auth. RB, 9.875%, 07/01/2009

 0

 0

 3,165,000

 3,473,714

 3,165,000

 3,473,714

 Greenville Cnty., SC Sch. Dist. Installment Purchase RB, Building Equity Sooner for Tomorrow, 6.00%, 12/01/2021

 0

 0

 4,500,000

 5,114,700

 4,500,000

 5,114,700

 Jacksonville, FL Hlth. Facs. Auth. Hosp. RB, Charity Obl. Group, Ser. C, 5.75%, 08/15/2012

 0

 0

 4,300,000

 4,579,930

 4,300,000

 4,579,930

 Jacksonville, FL Trans. Auth. GO, 9.20%, 01/01/2015

 3,580,000

 4,638,534

 0

 0

 3,580,000

 4,638,534

 Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:

 6.25%, 08/15/2014

 2,765,000

 3,144,441

 0

 0

 2,765,000

 3,144,441

 6.25%, 08/15/2022

 5,000,000

 5,686,150

 0

 0

 5,000,000

 5,686,150

 6.375%, 08/15/2027

 3,000,000

 3,430,920

 0

 0

 3,000,000

 3,430,920

 6.50%, 08/15/2032

 5,000,000

 5,750,200

 0

 0

 5,000,000

 5,750,200

 Metropolitan Trans. Auth. RB, New York Svcs. Contract, Ser. 7, 5.625%, 07/01/2016

 11,600,000

 11,715,304

 0

 0

 11,600,000

 11,715,304

 Niagara Falls, NY GO, Pub. Impt. Proj., 7.50%, 03/01/2014, (Insd. by MBIA)

 40,000

 49,848

 0

 0

 40,000

 49,848

 Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. 3, 5.50%, 10/01/2008

 0

 0

 5,785,000

 5,973,475

 5,785,000

 5,973,475

 Orange Cnty., FL Tourist Dev. RB, 5.00%, 10/01/2014

 0

 0

 7,570,000

 8,279,536

 7,570,000

 8,279,536

 Palm Beach Cnty., FL Hlth. Facs. Auth. RB, JFK Med. Ctr., 9.50%, 08/01/2013

 0

 0

 1,785,000

 2,147,962

 1,785,000

 2,147,962

 Palm Beach Cnty., FL IDRB, Lourdes & Noreen McKeen Residence Geriatric Care, Inc. Proj., 6.55%, 12/01/2016, (LOC: Allied Irish Banks plc)

 0

 0

 2,000,000

 2,040,160

 2,000,000

 2,040,160

 Pasco Cnty., FL Hlth. Facs. Auth. Hosp. RB, Ser. 2, 5.60%, 10/01/2010

 0

 0

 5,000,000

 5,242,250

 5,000,000

 5,242,250

 Pinellas Cnty., FL Hlth. Facs. Auth. RB, Baycare Hlth. Sys. Proj., 5.75%, 11/15/2029

 0

 0

 10,000,000

 11,186,200

 10,000,000

 11,186,200

 Port Everglades, FL Port Impt. RB, 7.125%, 11/01/2016

 0

 0

 3,140,000

 3,697,727

 3,140,000

 3,697,727

 South Carolina Jobs EDA Hosp. Facs. RRB, Palmetto Hlth., Ser. C, 7.00%, 08/01/2030

 6,675,000

 7,974,623

 0

 0

 6,675,000

 7,974,623

 Stillwater, OK Med. Ctr. Auth. RB, Ser. B, 6.35%, 05/15/2012

 930,000

 958,746

 0

 0

 930,000

 958,746

 43,348,766

 51,735,654

 95,084,420

 PUBLIC FACILITIES 0.8%

 Fulton Cnty., GA Facs. Corp. COP, Pub. Purpose Proj., 6.00%, 11/01/2014, (Insd. by AMBAC)

 2,000,000

 2,190,720

 0

 0

 2,000,000

 2,190,720

 Orange Cnty., FL Hlth. Facs. Auth. RRB, Lakeside Alternatives, Inc., 6.50%, 07/01/2013

 0

 0

 2,705,000

 2,866,380

 2,705,000

 2,866,380

 Southwestern Illinois Dev. Auth. RB, Local Govt. Program, Vlg. of Sauget Proj., 5.625%, 11/01/2026

 5,000,000

 5,060,400

 0

 0

 5,000,000

 5,060,400

 7,251,120

 2,866,380

 10,117,500

 RESOURCE RECOVERY 0.3%

 Amelia Cnty., VA IDA Solid Waste Disposal RRB, Waste Mgmt., Inc. Proj., 4.05%, 04/01/2027, (Gtd. by Waste Mgmt., Inc.)

 4,000,000

 3,992,120

 0

 0

 4,000,000

 3,992,120

 SALES TAX 2.9%

 Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB, Ser. A:

 5.25%, 01/01/2017

 11,565,000

 12,597,755

 0

 0

 11,565,000

 12,597,755

 5.25%, 01/01/2020

 6,000,000

 6,500,940

 0

 0

 6,000,000

 6,500,940

 Town Ctr. Impt. Dist., Texas Sales & Hotel Occupancy Tax RB:

 5.50%, 03/01/2016, (Insd. by FGIC)

 2,035,000

 2,185,244

 0

 0

 2,035,000

 2,185,244

 5.625%, 03/01/2017, (Insd. by FGIC)

 2,155,000

 2,319,362

 0

 0

 2,155,000

 2,319,362

 Wyandotte Cnty. & Kansas City, KS United Govt. Spl. Obl. RRB, Sales Tax, Second Lien, Area B, 5.00%, 12/01/2020

 12,000,000

 12,575,880

 0

 0

 12,000,000

 12,575,880

 36,179,181

 0

 36,179,181

 SOLID WASTE 0.3%

 Harrison Cnty., WV Solid Waste Disposal RB, 6.75%, 08/01/2024

 2,000,000

 2,005,080

 0

 0

 2,000,000

 2,005,080

 Spokane, WA Regl. Solid Waste RRB, 6.50%, 01/01/2011

 2,000,000

 2,209,680

 0

 0

 2,000,000

 2,209,680

 4,214,760

 0

 4,214,760

 SPECIAL TAX 2.3%

 Commonwealth of Puerto Rico Infrastructure Fin. Auth. RRB, Ser. C, 5.50%, 07/01/2021

 0

 0

 5,000,000

 5,914,050

 5,000,000

 5,914,050

 District of Columbia HFA SFHRB, Ser. B, 5.85%, 12/01/2018, (Insd. by FNMA & GNMA)

 525,000

 533,279

 0

 0

 525,000

 533,279

 Missouri Env. Impt. & Energy Resource Auth. PCRB, Revolving Fund, Ser. B, 7.20%, 07/01/2016

 250,000

 250,775

 0

 0

 250,000

 250,775

 New Kent Cnty., VA CDA Spl. Assmt. RB, New Kent Farm Proj.:

 Ser. A, 5.125%, 03/01/2036

 3,785,000

 3,851,578

 0

 0

 3,785,000

 3,851,578

 Ser. B, 5.45%, 03/01/2036

 2,665,000

 2,707,080

 0

 0

 2,665,000

 2,707,080

 New York, NY TFA RRB, Sub-Ser. A-2, 5.00%, 11/01/2018, (Insd. by FGIC)

 10,000,000

 10,917,700

 0

 0

 10,000,000

 10,917,700

 San Antonio, TX Hotel Occupancy RRB, Sub-Lien, 4.50%, 08/15/2022

 4,000,000

 4,071,640

 0

 0

 4,000,000

 4,071,640

 22,332,052

 5,914,050

 28,246,102

 STUDENT LOAN 0.3%

 Massachusetts Ed. Fin. Auth. Loan RB, Ser. E, 5.30%, 01/01/2016, (Insd. by AMBAC)

 1,445,000

 1,488,841

 0

 0

 1,445,000

 1,488,841

 Missouri Higher Ed. Student Loan RB, Sub-Ser. F, 6.75%, 02/15/2009

 1,000,000

 1,002,940

 0

 0

 1,000,000

 1,002,940

 NEBHELP, Inc. Nebraska RB, Jr. Sub-Ser. A-6, 6.40%, 06/01/2013, (Insd. by MBIA)

 745,000

 775,202

 0

 0

 745,000

 775,202

 3,266,983

 0

 3,266,983

 TOBACCO REVENUE 0.9%

 Tobacco Settlement Fin. Corp. of New York, Ser. C-1, 5.50%, 06/01/2021

 10,000,000

 10,971,400

 0

 0

 10,000,000

 10,971,400

 TRANSPORTATION 9.1%

 Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB, Ser. L, 5.25%, 07/01/2038

 0

 0

 11,000,000

 13,407,900

 11,000,000

 13,407,900

 Florida Port Fin. Commission RB, Trans. Intermodal Program, 5.75%, 10/01/2014, (Insd. by FGIC)

 4,185,000

 4,435,430

 0

 0

 4,185,000

 4,435,430

 Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj.:

 5.75%, 10/01/2024, (Insd. by ACA)

 5,000,000

 5,520,250

 0

 0

 5,000,000

 5,520,250

 5.875%, 06/01/2025, (Insd. by ACA)

 5,000,000

 5,613,150

 0

 0

 5,000,000

 5,613,150

 Massachusetts Bay Trans. Auth. Gen. Trans. Sys. RRB, Ser. B, 6.20%, 03/01/2016

 2,125,000

 2,463,045

 0

 0

 2,125,000

 2,463,045

 Metropolitan Atlanta, GA Rapid Transit Auth. Sales Tax RRB, Ser. P, 6.25%, 07/01/2011, (Insd. by AMBAC)

 5,155,000

 5,648,643

 0

 0

 5,155,000

 5,648,643

 Missouri Hwy. & Trans. Cmnty. RB, Ser. A, 5.00%, 05/01/2018

 7,415,000

 8,155,091

 0

 0

 7,415,000

 8,155,091

 New York Thruway Auth. Hwy. & Bridge Trust Fund RRB, Ser. B-2, 5.00%, 04/01/2017, (Insd. by FGIC) ##

 22,215,000

 24,352,747

 0

 0

 22,215,000

 24,352,747

 New York Thruway Auth. Personal Income Tax RB, Trans., Ser. A, 5.00%, 03/15/2020

 7,580,000

 8,267,430

 0

 0

 7,580,000

 8,267,430

 New York, NY TFA RRB, Ser. A-1, 5.00%, 11/01/2022

 10,535,000

 11,433,635

 0

 0

 10,535,000

 11,433,635

 Orlando & Orange Cnty., FL Expressway Auth. RB:

 6.50%, 07/01/2011, (Insd. by FGIC)

 0

 0

 4,550,000

 5,107,148

 4,550,000

 5,107,148

 Jr. Lien, 8.25%, 07/01/2015, (Insd. by FGIC)

 2,960,000

 3,960,924

 0

 0

 2,960,000

 3,960,924

 Tampa-Hillsborough Cnty., FL Expressway Auth. RRB, 5.00%, 07/01/2018

 8,765,000

 9,609,508

 0

 0

 8,765,000

 9,609,508

 Texas GO, Trans. Commission Mobility Fund, Ser. A, 5.00%, 04/01/2018

 5,000,000

 5,498,800

 0

 0

 5,000,000

 5,498,800

 94,958,653

 18,515,048

 113,473,701

 UTILITY 1.3%

 Gainesville, FL Util. Sys. RB, Ser. B, 6.50%, 10/01/2013

 0

 0

 4,800,000

 5,635,008

 4,800,000

 5,635,008

 Lakeland, FL Elec. & Water RRB, Energy Sys., Ser. C, 6.05%, 10/01/2010, (Insd. by FSA)

 0

 0

 5,000,000

 5,443,400

 5,000,000

 5,443,400

 Orlando, FL Util. Commission Util. Sys. RB, Ser. B, 5.00%, 10/01/2025

 0

 0

 5,000,000

 5,380,400

 5,000,000

 5,380,400

 0

 16,458,808

 16,458,808

 WATER & SEWER 5.5%

 Alaska Energy Auth. Util. RB, 6.60%, 07/01/2015, (Insd. by FSA)

 15,000,000

 18,186,898

 0

 0

 15,000,000

 18,186,898

 Brownsville, TX Util. Sys. RRB, 6.25%, 09/01/2014, (Insd. by MBIA)

 3,750,000

 4,194,413

 0

 0

 3,750,000

 4,194,413

 Connecticut Dev. Auth. Water Facs. RB, 6.15%, 04/01/2035, (Insd. by AMBAC)

 1,000,000

 1,028,010

 0

 0

 1,000,000

 1,028,010

 Harrison Cnty., MS Wastewater Treatment Mgmt. Dist. RRB, Wastewater Treatment Facs., Ser. A, 8.50%, 02/01/2013, (Insd. by FGIC)

 1,000,000

 1,265,360

 0

 0

 1,000,000

 1,265,360

 Massachusetts Water Pollution Abatement Trust RB, Pool Program, Ser. 9, 5.25%, 08/01/2028

 9,000,000

 9,795,150

 0

 0

 9,000,000

 9,795,150

 New York Env. Facs. Corp. PCRB:

 5.875%, 06/15/2014

 445,000

 462,021

 0

 0

 445,000

 462,021

 Ser. E, 6.875%, 06/15/2010

 410,000

 413,936

 0

 0

 410,000

 413,936

 North Springs, FL Water & Sewer RB, Ser. B, 6.50%, 12/01/2016

 0

 0

 1,335,000

 1,347,456

 1,335,000

 1,347,456

 Tampa Bay, FL Water Util. Sys. RB, 5.50%, 10/01/2022

 0

 0

 23,530,000

 28,069,172

 23,530,000

 28,069,172

 Turlock, CA Irrigation Dist. RRB, Ser. A, 6.25%, 01/01/2012, (Insd. by MBIA)

 3,005,000

 3,245,941

 0

 0

 3,005,000

 3,245,941

 38,591,729

 29,416,628

 68,008,357

 Total Municipal Obligations (cost $881,097,538, $346,717,641 and $1,227,815,179, respectively)

 919,280,172

 361,201,201

 1,280,481,373

 Shares

 Value

 Shares

 Value

 Shares

 Value

 SHORT-TERM INVESTMENTS 2.1%

 MUTUAL FUND SHARES 2.1%

 Evergreen Institutional Municipal Money Market Fund, Class I, 3.52% q ø ## (cost $23,679,967, $2,816,233 and $26,496,200, respectively)

 23,679,967

 23,679,967

 2,816,233

 2,816,233

 26,496,200

 26,496,200

 Total Investments (cost $904,777,505, $349,533,874 and $1,254,311,379, respectively) 105.0%

 942,960,139

 364,017,434

 1,306,977,573

 Other Assets and Liabilities (5.0%)

 (49,128,582

 )

 (12,920,534

 )

 (62,049,116

 )

 Net Assets 100.0%

 $

 893,831,557

 $

 351,096,900

 $

 1,244,928,457

 

 Underlying security in inverse floater structure. This security has been segregated as collateral for floating rate notes issued.

 #

 When-issued or delayed delivery security

 ¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.

 144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.

 q

 Rate shown is the annualized 7-day yield at period end.

 ø

 Evergreen Investment Management Company, LLC is the investment advisor to each Fund and the money market fund.

 ##

 All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations

 ACA

 American Credit Association

 AMBAC

 American Municipal Bond Assurance Corp.

 CDA

 Community Development Authority

 CDD

 Community Development District

 COP

 Certificates of Participation

 EDA

 Economic Development Authority

 FGIC

 Financial Guaranty Insurance Co.

 FHA

 Federal Housing Authority

 FHLMC

 Federal Home Loan Mortgage Corp.

 FNMA

 Federal National Mortgage Association

 FRN

 Floating Rate Note

 FSA

 Financial Security Assurance, Inc.

 GNMA

 Government National Mortgage Association

 GO

 General Obligation

 HDA

 Housing Development Authority

 HFA

 Housing Finance Authority

 IDA

 Industrial Development Authority

 IDRB

 Industrial Development Revenue Bond

 LOC

 Line of Credit

 MBIA

 Municipal Bond Investors Assurance Corp.

 MHRB

 Multifamily Housing Revenue Bond

 PCRB

 Pollution Control Revenue Bond

 PCRRB

 Pollution Control Refunding Revenue Bond

 RB

 Revenue Bond

 RRB

 Refunding Revenue Bond

 SFHRB

 Single Family Housing Revenue Bond

 TFA

 Transitional Finance Authority

At November 30, 2006, outstanding floating rate notes issued by the Evergreen Municipal Bond Fund were as follows:

  Floating Rate Notes Outstanding

  Range of Interest Rates

  Collateral for Floating Rate Notes Outstanding

 $36,919,000

 1.06%-1.61%

 $79,453,724

At November 30, 2006, outstanding floating rate notes issued by the Evergreen Florida Municipal Bond Fund were as follows:

  Floating Rate Notes Outstanding

  Range of Interest Rates

  Collateral for Floating Rate Notes Outstanding

 $16,000,000

 1.16%-2.19%

 $34,086,692

See Notes to Pro Forma Combining Financial Statements

EvergreeenMunicipal Bond Fund

Pro Forma Combining Financial Statements (unaudited)

Pro Forma Combining Statement of Assets and Liabilities

November 30, 2006

 Evergreen
 Municipal
 Bond Fund

 Evergreen Florida
 Municipal
 Bond Fund

 Adjustments

 Evergreen
 Municipal Bond
 Pro Forma

 Assets

 Investments in securities, at value (cost $881,097,538, $346,717,641 and $1,227,815,179, respectively)

 $919,280,172

 $361,201,201

 $1,280,481,373

 Investments in affiliated money market fund, at value (cost $23,679,967, $2,816,233 and $26,496,200, respectively)

 23,679,967

 2,816,233

 26,496,200

 Total investments

 942,960,139

 364,017,434

 1,306,977,573

 Receivables for securities sold

 19,866,000

 0

 19,866,000

 Receivable for Fund shares sold

 2,003,255

 0

 2,003,255

 Interest receivable

 13,736,627

 4,025,941

 17,762,568

 Receivable from investment advisor

 11,229

 0

 11,229

 Prepaid expenses and other assets

 217,562

 20,554

 238,116

 Total assets

 978,794,812

 368,063,929

 1,346,858,741

 Liabilities

 Dividends payable

 1,564,185

 1,140,155

 2,704,340

 Payable for securities purchased

 45,010,074

 0

 45,010,074

 Payable for Fund shares redeemed

 524,341

 190

 524,531

 Payable for floating rate notes issued

 36,919,000

 15,684,260

 52,603,260

 Interest and fee expense payable

 797,817

 76,866

 874,683

 Due to custodian bank

 46,675

 6,691

 53,366

 Due to related parties

 2,866

 0

 2,866

 Accrued expenses and other liabilities

 98,297

 58,867

 157,164

 Total liabilities

 84,963,255

 16,967,029

 101,930,284

 Net assets

 $893,831,557

 $351,096,900

 $1,244,928,457

 Net assets represented by

 Paid-in capital

 $868,674,985

 $356,232,536

 $1,224,907,521

 Overdistributed net investment income

 (945,532

 )

 (202,528

 )

 (1,148,060

 )

 Accumulated net realized losses on investments

 (12,080,530

 )

 (19,825,933

 )

 (31,906,463

 )

 Net unrealized gains on investments

 38,182,634

 14,892,825

 53,075,459

 Total net assets

 $893,831,557

 $351,096,900

 $1,244,928,457

 Class A Shares

 Net assets

 $641,114,644

 $86,517,596

 $727,632,240

 Shares of beneficial interest outstanding (unlimited number of shares authorized)

 84,366,102

 9,175,195

 2,210,304

   (a)

 95,751,601

 Net asset value

 $7.60

 $9.43

 $7.60

 Maximum offering price (based on sales charge of 4.75, 4.75% and 4.75%, respectively)

 $7.98

 $9.90

 $7.98

 Class B Shares

 Net assets

 $14,768,499

 $12,871,201

 $27,639,700

 Shares of beneficial interest outstanding (unlimited number of shares authorized)

 1,943,416

 1,365,010

 328,694

   (a)

 3,637,120

 Net asset value

 $7.60

 $9.43

 $7.60

 Class C Shares

 Net assets

 $37,148,476

 $7,951,178

 $45,099,654

 Shares of beneficial interest outstanding (unlimited number of shares authorized)

 4,888,487

 843,229

 203,050

   (a)

 5,934,766

 Net asset value

 $7.60

 $9.43

 $7.60

 Class I Shares

 Net assets

 $200,799,938

 $243,756,925

 $444,556,863

 Shares of beneficial interest outstanding (unlimited number of shares authorized)

 26,423,829

 25,850,582

 6,227,405

   (a)

 58,501,816

 Net asset value

 $7.60

 $9.43

 $7.60

 (a)

 Reflects the impact of converting shares of the target fund into shares of the surviving fund.

See Notes to Pro Forma Combining Financial Statements.

EvergreeenMunicipal Bond Fund

Pro Forma Combining Financial Statements (unaudited)

Pro Forma Combining Statement of Operations

Year Ended November 30, 2006

 Evergreen
 Municipal
 Bond Fund

 Evergreen
 Florida Municipal
 Bond Fund

 Adjustments

 Evergreen
 Municipal Bond
 Pro Forma

 Investment income

 Interest

 $41,635,659

 $17,928,012

 $59,563,671

 Income from affiliate

 941,619

 435,296

 1,376,915

 Total investment income

 42,577,278

 18,363,308

 60,940,586

 Expenses

 Advisory fee

 3,001,442

 1,604,402

 (633,766

 ) (a)

 3,972,078

 Distribution Plan expenses

 Class A

 1,932,546

 267,815

 2,200,361

 Class B

 148,007

 146,770

 294,777

 Class C

 361,391

 81,061

 442,452

 Administrative services fee

 881,386

 379,959

 1,261,345

 Transfer agent fees

 576,135

 88,766

 664,901

 Trustees’ fees and expenses

 10,480

 6,483

 16,963

 Printing and postage expenses

 48,400

 32,618

 (1,618

 ) (b)

 79,400

 Custodian and accounting fees

 277,261

 122,707

 399,968

 Registration and filing fees

 63,713

 49,814

 (43,382

 ) (c)

 70,145

 Professional fees

 36,572

 32,017

 (22,500

 ) (c)

 46,089

 Interest and fee expense

 890,269

 290,810

 1,181,079

 Other

 13,383

 11,393

 24,776

 Total expenses

 8,240,985

 3,114,615

 (701,266

 )

 10,654,334

 Less: Expense reductions

 (17,446

 )

 (9,542

 )

 (26,988

 )

 Fee waivers and expense reimbursements

 (322,091

 )

 (44,635

 )

 (366,726

 )

 Net expenses

 7,901,448

 3,060,438

 (701,266

 )

 10,260,620

 Net investment income

 34,675,830

 15,302,870

 701,266

 50,679,966

 Net realized and unrealized gains or losses on investments

 Net realized gains or losses on:

 Securities

 5,576,325

 4,955,534

 10,531,859

 Interest rate swap transactions

 0

 (52,660

 )

 (52,660

 )

 Net realized gains or losses on investments

 5,576,325

 4,902,874

 10,479,199

 Net change in unrealized gains or losses on investments

 14,631,552

 1,827,581

 16,459,133

 Net realized and unrealized gains or losses on investments

 20,207,877

 6,730,455

 26,938,332

 Net increase in net assets resulting from operations

 $54,883,707

 $22,033,325

 $701,266

 $77,618,298

 a

 Reflects a decrease based on the surviving fund’s fee schedule and the average net assets of the combined fund.

 b

 Reflects a decrease based on the combined asset level and the combined number of shareholder accounts of the surviving fund.

 c

 Reflects a savings resulting from the elimination of duplicate fees of the individual funds.

See Notes to Pro Forma Combining Financial Statements.

Evergreen Municipal Bond Fund

Notes to Pro Forma Combining Financial Statements (unaudited)

November 30, 2006

 1.

 Basis of Combination

The Pro Forma Combining Statement of Assets and Liabilities, including the Pro Forma Schedule of Investments and the related Pro Forma Combining Statement of Operations (“Pro Forma Statements”), reflect the accounts of Evergreen Municipal Bond Fund
(“Municipal Bond Fund”) and Evergreen Florida Municipal Bond Fund (“Florida Municipal Bond Fund”) at November 30, 2006 and for the period then ended.

The Pro Forma Statements give effect to the proposed Agreement and Plan of Reorganization (the “Reorganization”) to be submitted to shareholders of Florida Municipal Bond Fund. The Reorganization provides for the acquisition of all the assets and the identified liabilities of Florida Municipal Bond Fund by Municipal Bond Fund, in a tax-free exchange for Class A, Class B, Class C and Class I shares of Municipal Bond Fund. Thereafter, there will be a distribution of Class A, Class B, Class C and Class I shares of
Municipal Bond Fund to the Class A, Class B, Class C and Class I shareholders of Florida Municipal Bond Fund in liquidation and subsequent termination thereof. As a result of the Reorganization, the shareholders of Florida Municipal Bond Fund will become the owners of that number of full and fractional Class A, Class B, Class C and Class I shares of Municipal Bond Fund having an aggregate net asset value equal to the aggregate net asset value of their respective shares in their Fund as of the close of business immediately prior to the date that Florida Municipal Bond Fund are exchanged for Class A, Class B, Class C and Class I shares of Municipal Bond Fund.

The Pro Forma Statements reflect the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period presented.

The information contained herein is based on the experience of each Fund for the period then ended and is designed to permit shareholders of the consolidating mutual funds to evaluate the financial effect of the proposed Reorganization. The expenses of Florida
Municipal Bond Fund in connection with the Reorganization (including the cost of any proxy soliciting agents) will be borne by Evergreen Investment Management Company, LLC (“EIMC”). It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of Municipal Bond Fund. As of November 30, 2006, securities held by Florida Municipal Bond Fund would comply with the compliance guidelines and investment restriction of
Municipal Bond Fund.

The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund incorporated by reference in the Statement of Additional Information.

 2.

 Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that effect amounts reported herein. Actual results could differ from these estimates.

 a.

 Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

 b.

 Inverse floating rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB
Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by a Fund gives the
Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting
Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities, (“FAS No. 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to render their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

 c.

 Interest rate swaps

The Fund may enter into interest rate swap agreements to manage the Fund’s exposure to interest rates. A swap agreement is an exchange of cash payments between the Fund and another party based on a notional principal amount. Cash payments or receipts are recorded as realized gains or losses. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates.

 d.

 When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

 e.

 Federal taxes

The Funds qualified as regulated investment companies and distributes all of their taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

Municipal Bond Fund, after giving effect to the Reorganization, intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

As of September 30, 2006, Florida Municipal Bond Fund and Municipal Bond Fund had capital loss carryforwards of approximately $21.7 million (6% of Florida Municipal Bond Fund’s net assets) and $13.2 million (1.5% of Municipal Bond Fund’s net assets), respectively. If the Reorganization had occurred on September 30, 2006, the combined fund would have had gross losses equal to approximately 2.8% of its net assets. Based on this estimated information as of September 30, 2006, the capital loss carryforwards of
Florida Municipal Bond Fund will be subject to annual limitations as a result of the Reorganization. For Municipal Bond Fund’s taxable year that includes the date of the Reorganization utilization of Florida Municipal Bond Fund’s capital loss carryforward would be limited to the lesser of (i) Municipal Bond Fund’s net capital gain for the year prorated for the amount of days in the taxable year following the Reorganization or (ii) approximately $310,567. For subsequent years, the limitation would be $16.2 million per year. Florida Municipal Bond Fund’s capital loss carryforward will fully expire by September 30, 2010 at which time it will no longer be available to offset future gains.

 3.

 Shares of Beneficial Interest

As a result of the Reorganization, Municipal Bond Fund would acquire the net assets of Florida Municipal Bond Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of Municipal Bond Fund. The Pro Forma net asset values per share assume the issuance of 11,385,499 Class A, 1,693,704 Class B, 1,046,279 Class C and 32,077,987 Class I shares of Municipal Bond Fund which would have been issued at November 30, 2006 in connection with the proposed Reorganization. The issuance of these shares to shareholders of
Florida Municipal Bond Fund would have resulted in 95,751,601 shares of Class A, 3,637,120 shares of Class B, 5,934,766 shares of Class C and 58,501,816 shares of Class I in the Pro Forma combined fund at November 30, 2006.

Class A, Class B, Class C and Class I shareholders of Florida Municipal Bond Fund would receive Class Class A, Class B, Class C and Class I shares, respectively, of Municipal Bond Fund based on conversion ratios determined on

November 30, 2006. The conversion ratios are calculated by dividing the net asset value per share of Class A, Class B, Class C and Class I of Florida Municipal Bond Fund by the net asset value per share of Class A, Class B, Class C and Class I, respectively, of
Municipal Bond Fund.

 4.

 Pro Forma Operations

The Pro Forma Combining Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund’s gross investment income. Pro Forma operating expenses include the actual expenses of the Funds, adjusted to reflect the expected expenses of the combined entity. The combined pro forma expenses were calculated by determining the expense rates based on the combined average net assets of the two funds and applying those rates to the average net assets of Municipal Bond Fund for the twelve months ended November 30, 2006 and to the average net assets of Florida Municipal Bond Fund for the twelve months ended November 30, 2006. The adjustments reflect those amounts needed to adjust the combined expenses to these rates.

 5.

 Regulatory Matters and Legal Proceedings

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Service Company, LLC (collectively,
“Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen.
The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the funds’ prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen

Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to
December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of
Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

PART C

Item 15.  Indemnification.

     Insofar as indemnification for liability arising under the Securities as of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnifications is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director,  officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by  controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue. The response to this item is incorporated by reference to the sub-caption "Liability and Indemnification of Trustees" under the caption "Information on
Shareholders' Rights" in Part A of this Registration Statement.

Item 16. Exhibits:

1. Amended and Restated Declaration of Trust. Incorporated by reference to Evergreen Municipal Trust's Post-Effective Amendment No. 35 filed on July 14, 2003, Registration No. 333-36033.

2. Amended and Restated Bylaws. Incorporated by reference to Evergreen Municipal Trust's Post-Effective Amendment No. 25 filed on July 25, 2001, Registration No. 333-36033.

3. Not applicable.

4. Agreement and Plan of Reorganization. Exhibit A to Prospectus/Proxy Statement incorporated by reference in Part A of this Registration Statement.

5. Declaration of Trust of Evergreen Municipal Trust Articles II., III.6(c), IV.(3), IV.(8), V., VI., VII., and VIII. and ByLaws Articles II., III., and VIII., included as part of Exhibits 1 and 2 of this Registration Statement.

6. Investment Advisory and Management Agreement between Evergreen Investment Management Company, LLC and Evergreen Municipal Trust. Incorporated by reference to Evergreen Municipal Trust's Post-Effective Amendment No. 50 filed on September 28, 2006,
Registration No. 333-36033.

7.(a) Principal Underwriting Agreement between Evergreen Investment Services, Inc. and Evergreen Municipal Trust. Incorporated by reference to Evergreen Municipal Trust's Post-Effective Amendment No. 44 filed on March 21, 2005, Registration No. 333-36033.

7.(b) Amended Dealer Agreement used by Evergreen Investment Services, Inc. Incorporated by reference to Evergreen Municipal Trust's Post-Effective Amendment No. 41 filed on October 28, 2004, Registration No. 333-36033.

8. Deferred Compensation Plan. Incorporated by reference to Evergreen Municipal Trust's Post-Effective Amendment No. 27 filed on December 27, 2001, Registration No. 333-36033.

9.(a) Custodian Agreement between State Street Bank and Trust Company and Evergreen Municipal Trust. Incorporated by reference to Evergreen Municipal Trust's Post-Effective Amendment No. 7 filed on July 31, 1998, Registration No. 333-36033.

9.(b) Amendment to Custodian Agreement between State Street Bank and Trust Company and Evergreen Municipal Trust. Incorporated by reference to Evergreen Municipal Trust's Post-Effective Amendment No. 51 filed on December 26, 2006, Registration No.
333-36033.

9.(c) Amended Pricing Schedule to Custodian Agreement between State Street Bank and Trust Company and Evergreen Municipal Trust. Incorporated by reference to Evergreen Municipal Trust's Post-Effective Amendment No. 51 filed on December 26, 2006, Registration
No. 333-36033.

10.(a) Rule 12b-1 Distribution Plans for Classes A, B and C. Incorporated by reference to Evergreen Municipal Trust's Post-Effective Amendment No. 44 filed on March 21, 2005, Registration No. 333-36033.

10.(b) Multiple Class Plan. Incorporated by reference to Evergreen Municipal Trust's Post-Effective Amendment No. 38 filed on December 23, 2003, Registration No. 333-36033.

11. Opinion and Consent of Richards, Layton & Finger P.A. Incorporated by reference to the Registrant's initial registration statement on Form N-14 filed on February 6, 2007, Registration No. 333-140485.

12. Tax Opinion and Consent of Ropes & Gray LLP. To be filed by Amendment.

13. Not applicable.

14.(a) Consent of KPMG LLP. Incorporated by reference to the Registrant's initial registration statement on Form N-14 filed on February 6, 2007, Registration No. 333-140485.

14.(b) Consent of Ropes & Gray LLP. Contained herein.

15. Not applicable.

16. Powers of Attorney. Incorporated by reference to the Registrant's initial registration statement on Form N-14 filed on February 6, 2007, Registration No. 333-140485.

17. Contained herein.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of
Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by person who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

 SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of
Boston, and Commonwealth of Massachusetts, on the 7th day of February 2007.

 EVERGREEN MUNICIPAL TRUST

 By: /s/ Michael H. Koonce

 Name: Michael H. Koonce

 Title: Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 7th day of February 2007.

 /s/ Dennis H. Ferro

 /s/ Michael H. Koonce

 /s/ Kasey Phillips

 Dennis H. Ferro*

 Michael H. Koonce*

 Kasey Phillips*

 President

 Secretary

 Treasurer

 (Chief Executive Officer)
 (Chief Investment Officer)

 (Principal Financial and Accounting Officer)

 /s/ Charles A. Austin, III

 /s/K. Dun Gifford

 /s/ William Walt Pettit

 Charles A. Austin III*

 K. Dun Gifford*

 William Walt Pettit*

 Trustee

 Trustee

 Trustee

 /s/ Gerald M. McDonnell

 /s/ Russell A. Salton, III MD

 /s/ Richard K. Wagoner

 Gerald M. McDonnell*

 Russell A. Salton, III MD*

 Richard K. Wagoner*

 Trustee

 Trustee

 Trustee

 /s/ Michael S. Scofield

 /s/ David M. Richardson

 /s/ Leroy Keith, Jr.

 Michael S. Scofield*

 David M. Richardson*

 Leroy Keith, Jr.*

 Chairman of the Board

 Trustee

 Trustee

 and Trustee

 /s/ Richard J. Shima

 /s/ Patricia B. Norris

 Richard J. Shima*

 Patricia Norris*

 Trustee

 Trustee

*By: /s/ Catherine F. Kennedy

Catherine F. Kennedy

Attorney-in-Fact

* Catherine F. Kennedy, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

INDEX TO EXHIBITS

EXHIBIT NO.             EXHIBIT

11                                Opinion and Consent of Richards, Layton & Finger P.A.

14(b)                            Consent of Ropes & Gray LLP

17                            Form of Proxy Card